NATIONWIDE

VARIABLE

ACCOUNT-9

Annual Report

To

Contract Owners

December 31, 2022

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

KPMG LLP Suite 500 191 West Nationwide Blvd.
Columbus, OH 43215-2568

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Nationwide Life Insurance Company and

Contract Owners of Nationwide Variable Account-9:

Opinion on the Financial Statements

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of the sub-accounts listed in the Appendix that comprise the Nationwide Variable Account-9 (the Separate Account), as of the date listed in the Appendix, the related statements of operations for the year or period listed in the Appendix and changes in contract owners’ equity for the years or periods listed in the Appendix, and the related notes including the financial highlights in Note 6 (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each sub-account as of the date listed in the Appendix, the results of its operations for the year or period listed in the Appendix, the changes in its contract owners’ equity for the years or periods listed in the Appendix, and the financial highlights for each of the years or periods indicated in Note 6, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2022, by correspondence with the transfer agent of the underlying mutual funds or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/     KPMG LLP

We have not been able to determine the specific year that we began serving as the auditor of one or more Nationwide Life Insurance Company separate account investment companies, however we are aware that we have served as the auditor of one or more Nationwide Life Insurance Company separate account investment companies since at least 1981.

Columbus, Ohio

April 3, 2023

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with
KPMG International Limited, a private English company limited by guarantee.

Appendix

Statement of assets, liabilities and contract owners’ equity as of December 31, 2022, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for each of the years in the two-year period then ended.

AB FUNDS

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B (ALVDAB)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B (ALVGIB)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B (ALVIVB)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Large Cap Growth Portfolio: Class B (ALVPGB)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B (ALVSVB)

ALLSPRING GLOBAL INVESTMENTS

Allspring Variable Trust - VT Opportunity Fund: Class 2 (SVOF)

Allspring Variable Trust - VT Small Cap Growth Fund: Class 2 (WFVSCG)

AMERICAN CENTURY INVESTMENTS

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I (ACVI)

American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I (ACVIG)

American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class II (ACVIG2)

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II (ACVIP2)

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I (ACVMV1)

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II (ACVMV2)

American Century Variable Portfolios, Inc. - American Century VP Ultra(R) Fund: Class I (ACVU1)

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I (ACVV)

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II (ACVV2)

BLACKROCK FUNDS

BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III (BRVED3)

BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III (BRVHY3)

BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III (BRVTR3)

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III (MLVGA3)

BNY MELLON INVESTMENT MANAGEMENT

BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares (DCAP)

BNY Mellon Variable Investment Fund - Appreciation Portfolio: Service Shares (DCAPS)

BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares (DSC)

BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)

BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares (DSRG)

BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Service Shares (DSRGS)

BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares (DVMCSS)

BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares (DVSCS)

COLUMBIA FUNDS MANAGEMENT COMPANY

Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2 (CLVHY2)

DELAWARE FUNDS BY MACQUARIE

Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class (DWVSVS)(1)

EATON VANCE FUNDS

Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class (ETVFR)

FEDERATED HERMES, INC.

Federated Hermes Insurance Series - Federated Hermes High Income Bond Fund II: Service Shares (FHIBS)

Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares (FQB)

Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Service Shares (FQBS)

Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Service Shares (FVU2S)

FIDELITY INVESTMENTS

Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 (FB2)

Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class 2 (FC2)

Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class (FCS)

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 (FEI2)

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class (FEIS)

Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 (FEMS2)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class (FF10S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 (FF10S2)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class (FF20S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 (FF20S2)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class (FF30S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 (FF30S2)

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 (FG2)

Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 (FGI2)

Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class (FGOS)

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class (FGS)

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class (FHIS)

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class (FIGBS)

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 (FMC2)

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class (FMCS)

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 (FNRS2)

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 (FO2)

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class (FOS)

Fidelity Variable Insurance Products - VIP Real Estate Portfolio: Service Class 2 (FRESS2)

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class (FVSS)

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 (FVSS2)

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 (FTVDM2)

Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 (FTVFA2)

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 (FTVGI2)

Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 (FTVIS2)

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 (FTVRD2)

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 (FTVSV2)

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 (TIF2)

GOLDMAN SACHS ASSET MANAGEMENT GROUP

Goldman Sachs Variable Insurance Trust - Goldman Sachs Trend Driven Allocation Fund: Service Shares (GVGMNS)

Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares (GVMSAS)

GUGGENHEIM INVESTMENTS

Rydex Variable Trust - Multi-Hedge Strategies Fund (RVARS) (1)

Guggenheim Variable Funds Trust - Series D (World Equity Income Series) (SBLD)

Guggenheim Variable Funds Trust - Series J (StylePlus Mid Growth Series) (SBLJ)

Guggenheim Variable Funds Trust - Series N (Managed Asset Allocation Series) (SBLN)

Guggenheim Variable Funds Trust - Series O (All Cap Value Series) (SBLO)

Guggenheim Variable Funds Trust - Series P (High Yield Series) (SBLP)

Guggenheim Variable Funds Trust - Series Q (Small Cap Value Series) (SBLQ)

Guggenheim Variable Funds Trust - Series V (SMid Cap Value Series) (SBLV)

Guggenheim Variable Funds Trust - Series X (StylePlus - Small Growth Series) (SBLX)

Guggenheim Variable Funds Trust - Series Y (StylePlus - Large Growth Series) (SBLY)

INVESCO INVESTMENTS

Invesco - Invesco V.I. Comstock Fund: Series II Shares (ACC2)

Invesco - Invesco V.I. American Franchise Fund: Series I Shares (ACEG)

Invesco - Invesco V.I. American Franchise Fund: Series II Shares (ACEG2)

Invesco - Invesco V.I. Core Equity Fund: Series II Shares (AVCE2)

Invesco - Invesco V.I. Core Equity Fund: Series I Shares (AVGI)

Invesco - Invesco V.I. Health Care Fund: Series I Shares (IVHS)

Invesco - Invesco V.I. Equity and Income Fund: Series I Shares (IVKEI1)

Invesco - Invesco V.I. Main Street Mid Cap Fund: Series II Shares (IVMCC2)

Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares (IVRE)

Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)

Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series II (OVAG2)

Invesco - Invesco V.I. Main Street Fund: Series I (OVGI)

Invesco - Invesco V.I. Main Street Fund: Series II (OVGIS)

Invesco - Invesco V.I. Capital Appreciation Fund: Series I (OVGR)

Invesco - Invesco V.I. Global Fund: Series I (OVGS)

Invesco - Invesco V.I. Global Fund: Series II (OVGSS)

Invesco Oppenheimer V.I. International Growth Fund: Series II (OVIGS)

Invesco - Invesco V.I. Global Strategic Income Fund: Series I (OVSB)

Invesco - Invesco V.I. Global Strategic Income Fund: Series II (OVSBS)

Invesco - Invesco V.I. Main Street Small Cap Fund: Series I (OVSC)

Invesco - Invesco V.I. Main Street Small Cap Fund: Series II (OVSCS)

IVY INVESTMENTS

Ivy Variable Insurance Portfolios - Delaware Ivy Asset Strategy: Class II (WRASP)

Ivy Variable Insurance Portfolios - Delaware Ivy Corporate Bond: Class II (WRBDP)

Ivy Variable Insurance Portfolios - Delaware Ivy Balanced: Class II (WRBP)

Ivy Variable Insurance Portfolios - Delaware Ivy Core Equity: Class II (WRCEP)

Ivy Variable Insurance Portfolios - Delaware VIP Global Value Equity: Class II (WRDIV) (1)

Ivy Variable Insurance Portfolios - Delaware Ivy Energy: Class II (WRENG)

Ivy Variable Insurance Portfolios - Delaware Ivy Natural Resources: Class II (WRGNR)

Ivy Variable Insurance Portfolios - Delaware Ivy Growth: Class II (WRGP)

Ivy Variable Insurance Portfolios - Delaware Ivy High Income: Class II (WRHIP)

Ivy Variable Insurance Portfolios - Delaware Ivy International Core Equity: Class II (WRI2P)

Ivy Variable Insurance Portfolios - Delaware Ivy Global Growth: Class II (WRIP)

Ivy Variable Insurance Portfolios - Delaware Ivy Limited-Term Bond: Class II (WRLTBP)

Ivy Variable Insurance Portfolios - Delaware Ivy Mid Cap Growth: Class II (WRMCG)

Ivy Variable Insurance Portfolios - Delaware VIP Real Estate Securities: Class II (WRRESP) (1)

Ivy Variable Insurance Portfolios - Delaware Ivy Small Cap Growth: Class II (WRSCP)

Ivy Variable Insurance Portfolios - Delaware Ivy Smid Cap Core: Class II (WRSCV) (1)

Ivy Variable Insurance Portfolios - Delaware Ivy Science and Technology: Class II (WRSTP)

Ivy Variable Insurance Portfolios - Delaware Ivy Value: Class II (WRVP)

J.P. MORGAN INVESTMENT MANAGEMENT INC.

JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 (JPMMV1)

JANUS HENDERSON INVESTORS

Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares (JABS)

Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares (JACAS)

Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares (JAFBS)

Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares (JAGTS)

Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares (JAIGS)

LAZARD FUNDS

Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares (LZREMS)

LORD ABBETT FUNDS

Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC (LOVTRC)

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS(R) Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class (M2IGSS)

MFS(R) Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class (MMCGSC)

MFS(R) Variable Insurance Trust - MFS New Discovery Series: Service Class (MNDSC)

MFS(R) Variable Insurance Trust II - MFS Research International Portfolio: Service Class (MV2RIS)

MFS(R) Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class (MV3MVS)

MFS(R) Variable Insurance Trust - MFS Value Series: Service Class (MVFSC)

MFS(R) Variable Insurance Trust II - MFS International Growth Portfolio: Service Class (MVIGSC)

MFS(R) Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class (MVIVSC)

MORGAN STANLEY

Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I (MSEM)

Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II (MSGI2)

Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II (MSVF2)

Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I (MSVFI)

Morgan Stanley Variable Insurance Fund, Inc. - Discovery Portfolio: Class I (MSVMG)

Morgan Stanley Variable Insurance Fund, Inc. - U.S. Real Estate Portfolio: Class I (MSVRE)

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II (DTRTFB)

Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class I (EIF)

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class II (GBF2)

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I (GEM)

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II (GEM2)

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I (GIG)

Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II (GVAAA2)

Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II (GVABD2)

Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II (GVAGG2)

Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II (GVAGI2)

Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II (GVAGR2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)

Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class I (GVEX1)

Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class II (GVEX2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII (GVIX8)

Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I (HIBF)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II (IDPG2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II (IDPGI2)

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I (MCIF)

Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I (MSBF)

Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II (NAMAA2)

Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II (NAMGI2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II (NCPG2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II (NCPGI2)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class I (NVAMV1)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class II (NVAMV2)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class X (NVAMVX)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class Z (NVAMVZ)

Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I (NVCBD1)

Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II (NVCBD2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II (NVCCA2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II (NVCCN2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II (NVCMA2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II (NVCMC2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II (NVCMD2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II (NVCRA2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II (NVCRB2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II (NVDBL2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II (NVDCA2)

Nationwide Variable Insurance Trust - NVIT iShares Fixed Income ETF Fund: Class II (NVFIII)

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class II (NVLCP2)

Nationwide Variable Insurance Trust - NVIT BlackRock Managed Global Allocation Fund: Class II (NVMGA2)

Nationwide Variable Insurance Trust - NVIT NS Partners International Focused Growth Fund: Class I (NVMIG1) (1)

Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X (NVMIVX)

Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z (NVMIVZ)

Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I (NVMLG1)

Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II (NVMLG2)

Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class I (NVMMG1)

Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class II (NVMMG2)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)

Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class I (NVNMO1)

Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class II (NVNMO2)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Sustainable U.S. Equity Fund: Class I (NVNSR1)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class I (NVOLG1)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class II (NVOLG2)

Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I (NVRE1)

Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II (NVSIX2)

Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II (NVSTB2)

Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I (NVTIV3)

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I (SAM)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I (SCF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II (SCF2)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I (SCGF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II (SCGF2)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II (SCVF2)

Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I (TRF)

Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II (TRF2)

NEUBERGER & BERMAN MANAGEMENT, INC.

Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: I Class Shares (AMCG)

Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: S Class Shares (AMMCGS)

Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares (AMSRS)

Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares (AMTB)

PIMCO FUNDS

PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class (PMVAAD)

PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class (PMVEBD)

PIMCO Variable Insurance Trust - International Bond Portfolio (unhedged): Advisor Class (PMVFAD)

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class (PMVLAD)

PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class (PMVRRA)

PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class (PMVSTA)

PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class (PMVTRA)

PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class (PMVTRD)

PUTNAM INVESTMENTS

Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB (PVEIB)

Putnam Variable Trust - Putnam VT International Value Fund: Class IB (PVIGIB)

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB (PVTIGB)

ROYCE CAPITAL FUNDS

Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class (ROCMC)

T. ROWE PRICE

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II (TRHS2)

VAN ECK ASSOCIATES CORPORATION

VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class (VWEM) (1)

VanEck VIP Trust - VanEck VIP Global Resources Fund: Initial Class (VWHA) (1)

VanEck VIP Trust - VanEck VIP Global Resources Fund: Class S (VWHAS) (1)

VIRTUS MUTUAL FUNDS

Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A (VRVDRA)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2022, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2022 and the period from March 18, 2021 (inception) to December 31, 2021.

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT iShares Global Equity ETF Fund: Class II (NVGEII)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2022, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2022 and the period from May 5, 2021 (inception) to December 31, 2021.

MORGAN STANLEY

Morgan Stanley Variable Insurance Fund, Inc. - Growth Portfolio: Class II (MSVEG2)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2022, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2022 and the period from September 27, 2021 (inception) to December 31, 2021.

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class P (NVLCPP)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2022, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2022 and the period from November 12, 2021 (inception) to December 31, 2021.

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class II (MCIF2)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class I (NVLCP1)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2022, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2022 and the period from November 16, 2021 (inception) to December 31, 2021.

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class II (NVMM2)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2022, and the related statements of operations and changes in contract owners’ equity for the period from May 20, 2022 (inception) to December 31, 2022.

AMERICAN FUNDS GROUP (THE)

American Funds Insurance Series(R) - New World Fund: Class 4 (AMVNW4)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2022, and the related statements of operations and changes in contract owners’ equity for the period from May 24, 2022 (inception) to December 31, 2022.

AMERICAN FUNDS GROUP (THE)

American Funds Insurance Series(R) - U.S. Government Securities Fund: Class 2 (AMVGV2)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2022, and the related statements of operations and changes in contract owners’ equity for the period from July 13, 2022 (inception) to December 31, 2022.

AMERICAN FUNDS GROUP (THE)

American Funds Insurance Series(R) - Washington Mutual Investors Fund: Class 4 (AMVBC4)

Statement of operations for the period from January 1, 2022 to April 27, 2022 (liquidation) and the statements of changes in contract owners’ equity for the period from January 1, 2022 to April 27, 2022 (liquidation) and the year ended December 31, 2021.

IVY INVESTMENTS

Ivy Variable Insurance Portfolios - Delaware Ivy Global Bond: Class II (WRGBP)

Ivy Variable Insurance Portfolios - Delaware Ivy Government Money Market: Class II (WRMMP)

(1)	See Note 1 to the financial statements for the former name of the sub-account.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF ASSETS, LIABILTIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2022

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
ALVGIB	17,908	$514,704	$507,873	$1	$507,874	$-	$507,874	$496,994	$10,880	$507,874
ALVIVB	9,890	129,670	127,585	-	127,585	3	127,582	127,582	-	127,582
ALVPGB	13,732	860,379	733,976	33	734,009	-	734,009	734,009	-	734,009
ALVSVB	239,531	4,573,702	3,925,913	-	3,925,913	65	3,925,848	3,537,263	388,585	3,925,848
SVOF	5,371	133,203	119,883	-	119,883	299	119,584	93,815	25,769	119,584
WFVSCG	589,669	6,574,307	4,451,998	-	4,451,998	77	4,451,921	4,383,749	68,172	4,451,921
ACVI	97,709	1,071,020	931,166	-	931,166	1,417	929,749	916,728	13,021	929,749
ACVIG	5,887,065	53,039,959	42,210,257	8,711	42,218,968	-	42,218,968	41,945,069	273,899	42,218,968
ACVIG2	78,802	723,802	565,800	21	565,821	-	565,821	563,008	2,813	565,821
ACVIP2	1,666,451	17,433,200	15,614,647	-	15,614,647	1,680	15,612,967	14,952,722	660,245	15,612,967
ACVMV1	610,160	12,585,136	12,904,883	-	12,904,883	331	12,904,552	12,899,220	5,332	12,904,552
ACVMV2	27,383	544,686	579,699	63	579,762	-	579,762	-	579,762	579,762
ACVU1	2,055	34,232	39,737	-	39,737	74	39,663	39,650	13	39,663
ACVV	107,229	1,153,168	1,334,998	-	1,334,998	3,924	1,331,074	1,303,489	27,585	1,331,074
ACVV2	68,045	853,158	847,836	-	847,836	37	847,799	847,799	-	847,799
AMVBC4	22,568	275,063	278,485	-	278,485	4	278,481	278,481	-	278,481
AMVGV2	21,878	222,725	215,936	-	215,936	11	215,925	215,925	-	215,925
AMVNW4	3,879	85,152	84,720	-	84,720	8	84,712	84,712	-	84,712
BRVED3	464,648	5,479,253	4,702,238	-	4,702,238	71	4,702,167	4,702,167	-	4,702,167
BRVHY3	1,155,707	7,596,587	7,454,308	36,627	7,490,935	-	7,490,935	7,490,935	-	7,490,935
BRVTR3	390,277	4,621,093	3,875,453	10,256	3,885,709	-	3,885,709	3,885,709	-	3,885,709
MLVGA3	1,476,372	20,835,629	17,524,540	-	17,524,540	80	17,524,460	17,453,968	70,492	17,524,460
DCAP	1,838	83,559	58,691	-	58,691	385	58,306	359	57,947	58,306
DSIF	4,471,802	212,057,596	258,514,890	-	258,514,890	30,587	258,484,303	255,403,892	3,080,411	258,484,303
DSRG	766,425	28,426,812	31,982,900	-	31,982,900	3,710	31,979,190	31,893,947	85,243	31,979,190
DSRGS	284	9,882	11,650	-	11,650	12	11,638	11,638	-	11,638
DVMCSS	73,119	1,308,053	1,196,227	32	1,196,259	-	1,196,259	1,196,259	-	1,196,259
DVSCS	955,208	16,820,221	16,486,892	-	16,486,892	1,276	16,485,616	16,221,189	264,427	16,485,616
CLVHY2	72,855	444,140	414,545	-	414,545	30	414,515	414,515	-	414,515
DWVSVS	68,745	2,646,542	2,531,190	-	2,531,190	40	2,531,150	2,531,150	-	2,531,150
ETVFR	889,508	7,844,937	7,507,445	74	7,507,519	-	7,507,519	7,507,519	-	7,507,519
FHIBS	120,969	739,223	642,344	44	642,388	-	642,388	641,392	996	642,388
FQB	3,433,919	37,878,498	33,686,750	423	33,687,173	-	33,687,173	33,325,448	361,725	33,687,173
FQBS	93,129	1,043,575	911,732	73	911,805	-	911,805	907,065	4,740	911,805
FVU2S	9,907	92,469	85,495	-	85,495	10	85,485	85,485	-	85,485
FB2	838,272	17,424,670	15,709,215	-	15,709,215	131	15,709,084	15,709,084	-	15,709,084
FC2	46,952	1,988,854	1,715,634	-	1,715,634	53	1,715,581	1,715,581	-	1,715,581

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF ASSETS, LIABILTIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2022

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
FCS	335,980	11,882,526	12,642,934	-	12,642,934	2,660	12,640,274	12,611,749	28,525	12,640,274
FEI2	98,166	2,403,042	2,229,360	-	2,229,360	170	2,229,190	2,228,597	593	2,229,190
FEIS	6,047,526	133,390,841	141,391,151	-	141,391,151	60,249	141,330,902	139,432,015	1,898,887	141,330,902
FEMS2	135,322	1,426,770	1,334,274	-	1,334,274	44	1,334,230	1,334,230	-	1,334,230
FF10S	506,986	6,234,162	5,850,613	-	5,850,613	48	5,850,565	5,850,565	-	5,850,565
FF10S2	1,204	14,569	13,796	-	13,796	1,006	12,790	-	12,790	12,790
FF20S	832,037	10,305,346	9,576,743	-	9,576,743	15	9,576,728	9,553,505	23,223	9,576,728
FF20S2	8,262	102,411	94,688	6	94,694	-	94,694	-	94,694	94,694
FF30S	581,719	8,582,053	7,957,918	-	7,957,918	387	7,957,531	7,951,948	5,583	7,957,531
FF30S2	5,015	74,857	68,305	5,578	73,883	-	73,883	-	73,883	73,883
FG2	40,226	3,251,160	2,786,479	-	2,786,479	82	2,786,397	2,785,885	512	2,786,397
FGI2	125,328	3,072,298	2,915,119	-	2,915,119	40	2,915,079	2,915,079	-	2,915,079
FGOS	33,794	1,594,067	1,381,165	1,131	1,382,296	-	1,382,296	1,382,296	-	1,382,296
FGS	2,363,783	174,220,577	167,781,344	-	167,781,344	3,216	167,778,128	166,779,748	998,380	167,778,128
FHIS	5,343,186	25,535,594	23,349,724	-	23,349,724	7,431	23,342,293	23,166,613	175,680	23,342,293
FIGBS	2,056,137	26,652,755	21,897,863	-	21,897,863	1,635	21,896,228	21,277,099	619,129	21,896,228
FMC2	30,367	972,573	947,461	-	947,461	1,837	945,624	-	945,624	945,624
FMCS	515,260	18,312,756	16,617,148	-	16,617,148	2,931	16,614,217	16,559,734	54,483	16,614,217
FNRS2	668,003	15,643,038	16,720,116	-	16,720,116	1,323	16,718,793	16,662,159	56,634	16,718,793
FO2	32,973	706,238	706,943	-	706,943	212	706,731	705,046	1,685	706,731
FOS	880,047	18,821,979	18,991,424	-	18,991,424	2,582	18,988,842	18,776,418	212,424	18,988,842
FRESS2	40,417	813,296	655,559	-	655,559	34	655,525	655,525	-	655,525
FVSS	531,495	8,516,301	7,611,006	261	7,611,267	-	7,611,267	7,490,757	120,510	7,611,267
FVSS2	19,945	300,456	290,001	61	290,062	-	290,062	290,062	-	290,062
FTVDM2	290,768	2,877,779	2,169,129	4,401	2,173,530	-	2,173,530	2,122,364	51,166	2,173,530
FTVFA2	567,388	3,175,292	2,502,182	8,788	2,510,970	-	2,510,970	2,490,804	20,166	2,510,970
FTVGI2	734,284	11,457,322	9,163,867	-	9,163,867	397	9,163,470	9,122,857	40,613	9,163,470
FTVIS2	1,664,425	25,135,382	24,516,980	27,632	24,544,612	-	24,544,612	24,197,185	347,427	24,544,612
FTVRD2	18,136	462,887	490,206	-	490,206	1,430	488,776	-	488,776	488,776
FTVSV2	570,015	7,957,326	7,142,284	-	7,142,284	22	7,142,262	6,895,819	246,443	7,142,262
TIF2	199,424	2,716,804	2,426,992	-	2,426,992	401	2,426,591	2,304,497	122,094	2,426,591
GVGMNS	3,004	34,359	30,006	-	30,006	12	29,994	29,994	-	29,994
GVMSAS	6,523	61,164	57,471	-	57,471	8	57,463	57,463	-	57,463
RVARS	58,633	1,555,211	1,496,897	-	1,496,897	31	1,496,866	1,496,866	-	1,496,866
SBLD	16,168	213,412	200,000	-	200,000	88	199,912	199,912	-	199,912
SBLJ	3,257	166,141	119,905	-	119,905	128	119,777	119,777	-	119,777
SBLN	21,143	643,869	549,308	-	549,308	22	549,286	549,286	-	549,286

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF ASSETS, LIABILTIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2022

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
SBLO	5,234	169,442	175,172	-	175,172	496	174,676	174,676	-	174,676
SBLP	11,526	316,137	267,624	10	267,634	-	267,634	267,634	-	267,634
SBLQ	13,493	549,540	570,476	-	570,476	508	569,968	569,968	-	569,968
SBLV	20,452	1,436,669	1,465,622	118	1,465,740	-	1,465,740	1,465,740	-	1,465,740
SBLX	2,352	74,413	52,635	-	52,635	85	52,550	52,550	-	52,550
SBLY	8,650	169,638	119,020	-	119,020	13	119,007	119,007	-	119,007
ACC2	123,896	2,598,883	2,508,888	-	2,508,888	281	2,508,607	2,507,897	710	2,508,607
ACEG	304	19,165	13,025	-	13,025	1	13,024	13,024	-	13,024
AVCE2	13,540	414,075	330,383	-	330,383	16	330,367	330,367	-	330,367
AVGI	87	2,683	2,133	1	2,134	-	2,134	2,134	-	2,134
IVHS	16,475	459,674	414,357	-	414,357	160	414,197	414,197	-	414,197
IVKEI1	22,138	418,597	357,313	-	357,313	16	357,297	357,297	-	357,297
IVMCC2	15,346	132,513	126,297	-	126,297	38	126,259	126,259	-	126,259
IVRE	10,624	172,865	138,534	-	138,534	115	138,419	138,419	-	138,419
OVAG	867,745	64,723,961	48,168,551	-	48,168,551	600	48,167,951	48,084,888	83,063	48,167,951
OVAG2	25,284	1,994,502	1,210,070	-	1,210,070	43	1,210,027	1,151,485	58,542	1,210,027
OVGI	16,575	433,740	267,194	997	268,191	-	268,191	-	268,191	268,191
OVGR	90,723	4,396,619	3,154,430	1,094	3,155,524	-	3,155,524	3,149,318	6,206	3,155,524
OVGS	2,106,181	81,284,659	65,502,216	7,766	65,509,982	-	65,509,982	64,673,798	836,184	65,509,982
OVGSS	18,113	668,624	548,836	-	548,836	363	548,473	548,473	-	548,473
OVIGS	467,546	1,131,143	832,232	-	832,232	68	832,164	832,164	-	832,164
OVSB	464,778	1,865,977	1,831,226	-	1,831,226	41	1,831,185	1,831,185	-	1,831,185
OVSBS	127,181	528,926	517,627	-	517,627	127	517,500	502,728	14,772	517,500
OVSC	262,264	6,463,690	6,053,061	320	6,053,381	-	6,053,381	6,049,621	3,760	6,053,381
OVSCS	3,897	90,816	87,922	-	87,922	15	87,907	-	87,907	87,907
WRASP	5,615,161	52,270,250	44,079,016	-	44,079,016	1,257	44,077,759	43,999,189	78,570	44,077,759
WRBDP	5,409,876	28,768,615	24,290,345	261	24,290,606	-	24,290,606	24,261,485	29,121	24,290,606
WRBP	7,672	40,201	35,984	628	36,612	-	36,612	-	36,612	36,612
WRCEP	5,608,513	63,793,762	64,497,903	-	64,497,903	3,613	64,494,290	64,405,470	88,820	64,494,290
WRDIV	1,546,530	8,565,170	6,820,198	-	6,820,198	20	6,820,178	6,820,178	-	6,820,178
WRENG	350,584	1,325,213	1,777,462	-	1,777,462	46	1,777,416	1,777,416	-	1,777,416
WRGNR	564,426	2,305,488	2,692,310	-	2,692,310	383	2,691,927	2,683,095	8,832	2,691,927
WRGP	10,416,376	103,451,098	83,018,520	2,867	83,021,387	-	83,021,387	82,720,532	300,855	83,021,387
WRHIP	10,333,398	34,631,424	29,140,182	1,084	29,141,266	-	29,141,266	29,052,990	88,276	29,141,266
WRI2P	510,152	8,108,873	7,239,056	-	7,239,056	1,478	7,237,578	7,227,472	10,106	7,237,578
WRIP	4,522,014	14,986,898	15,058,307	-	15,058,307	3,857	15,054,450	15,012,719	41,731	15,054,450
WRLTBP	949,609	4,650,111	4,349,210	-	4,349,210	75	4,349,135	4,349,135	-	4,349,135

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF ASSETS, LIABILTIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2022

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
WRMCG	1,627,730	20,205,163	15,414,603	277	15,414,880	-	15,414,880	15,408,129	6,751	15,414,880
WRRESP	637,127	4,551,429	4,013,897	312	4,014,209	-	4,014,209	4,005,679	8,530	4,014,209
WRSCP	4,527,292	39,145,333	27,344,847	-	27,344,847	397	27,344,450	27,319,252	25,198	27,344,450
WRSCV	399,471	5,442,338	4,450,102	30	4,450,132	-	4,450,132	4,450,132	-	4,450,132
WRSTP	2,657,300	68,831,065	46,369,893	1,340	46,371,233	-	46,371,233	46,352,157	19,076	46,371,233
WRVP	346	2,245	1,923	-	1,923	62	1,861	-	1,861	1,861
JPMMV1	1,174,636	14,649,670	12,251,457	-	12,251,457	269	12,251,188	12,251,188	-	12,251,188
JABS	23,618	1,064,498	1,003,064	-	1,003,064	11	1,003,053	965,610	37,443	1,003,053
JACAS	2,393,854	87,381,983	72,916,796	21	72,916,817	-	72,916,817	72,255,941	660,876	72,916,817
JAFBS	156,283	2,111,480	1,717,551	-	1,717,551	31	1,717,520	1,717,520	-	1,717,520
JAGTS	3,150,767	45,378,518	32,799,485	-	32,799,485	318	32,799,167	32,740,357	58,810	32,799,167
JAIGS	883,937	28,481,322	32,493,521	-	32,493,521	17,594	32,475,927	32,318,659	157,268	32,475,927
LZREMS	62,299	1,236,713	1,116,392	-	1,116,392	57	1,116,335	1,116,335	-	1,116,335
LOVTRC	57,609	966,134	803,639	-	803,639	29	803,610	803,610	-	803,610
M2IGSS	10,978	229,066	207,042	-	207,042	11	207,031	-	207,031	207,031
MMCGSC	62,799	484,246	391,239	-	391,239	-	391,239	391,239	-	391,239
MNDSC	243,371	3,155,438	2,151,398	-	2,151,398	50	2,151,348	2,151,348	-	2,151,348
MV2RIS	24,532	391,186	364,547	-	364,547	10	364,537	364,537	-	364,537
MV3MVS	36,724	370,430	332,723	-	332,723	40	332,683	332,683	-	332,683
MVFSC	1,167,634	25,753,510	24,555,350	-	24,555,350	2,331	24,553,019	24,169,880	383,139	24,553,019
MVIGSC	21,990	308,159	289,166	-	289,166	16	289,150	289,150	-	289,150
MVIVSC	493,064	14,574,204	13,189,457	-	13,189,457	1,916	13,187,541	13,157,719	29,822	13,187,541
MSEM	404,885	3,034,506	2,178,282	-	2,178,282	258	2,178,024	2,146,680	31,344	2,178,024
MSGI2	232,045	1,795,311	1,608,071	-	1,608,071	5	1,608,066	1,608,066	-	1,608,066
MSVEG2	64,870	743,063	443,063	-	443,063	15	443,048	443,048	-	443,048
MSVF2	51,391	581,847	441,450	-	441,450	7	441,443	399,798	41,645	441,443
MSVFI	571,101	6,238,058	4,825,804	-	4,825,804	122	4,825,682	4,825,682	-	4,825,682
MSVMG	6,504	75,525	20,684	835	21,519	-	21,519	21,519	-	21,519
MSVRE	29,290	531,966	380,183	50	380,233	-	380,233	373,117	7,116	380,233
DTRTFB	62,275	558,843	518,130	-	518,130	3	518,127	518,127	-	518,127
EIF	898,018	16,386,967	17,349,703	-	17,349,703	12,567	17,337,136	16,936,585	400,551	17,337,136
GBF	5,093,463	56,856,679	47,369,207	15,321	47,384,528	-	47,384,528	46,739,562	644,966	47,384,528
GBF2	75,609	748,489	701,648	140	701,788	-	701,788	697,604	4,184	701,788
GEM	738,151	9,134,749	7,558,663	-	7,558,663	187	7,558,476	7,501,525	56,951	7,558,476
GEM2	14,366	151,275	144,810	-	144,810	16	144,794	144,794	-	144,794
GIG	1,218,830	12,597,279	11,066,977	-	11,066,977	9,713	11,057,264	10,972,035	85,229	11,057,264
GVAAA2	3,072,774	83,674,979	76,573,527	6,684	76,580,211	-	76,580,211	74,484,196	2,096,015	76,580,211

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF ASSETS, LIABILTIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2022

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
GVABD2	858,173	10,240,355	8,959,331	3,142	8,962,473	-	8,962,473	8,805,290	157,183	8,962,473
GVAGG2	537,354	17,129,629	17,163,077	13,217	17,176,294	-	17,176,294	17,022,944	153,350	17,176,294
GVAGI2	349,204	19,082,132	19,202,703	-	19,202,703	305	19,202,398	18,484,048	718,350	19,202,398
GVAGR2	389,534	37,271,077	34,298,493	23,546	34,322,039	-	34,322,039	33,506,358	815,681	34,322,039
GVDMA	6,834,176	74,645,227	53,306,571	18,024	53,324,595	-	53,324,595	50,155,958	3,168,637	53,324,595
GVDMC	2,774,020	29,224,545	22,941,145	-	22,941,145	79	22,941,066	21,438,065	1,503,001	22,941,066
GVEX1	107,233	1,242,572	792,454	-	792,454	6	792,448	792,448	-	792,448
GVEX2	4,433,028	47,237,213	31,917,804	-	31,917,804	1,659	31,916,145	31,873,881	42,264	31,916,145
GVIDA	2,858,832	32,643,607	24,728,897	-	24,728,897	65	24,728,832	23,585,141	1,143,691	24,728,832
GVIDC	1,686,217	16,774,701	14,703,815	956	14,704,771	-	14,704,771	14,370,469	334,302	14,704,771
GVIDM	11,771,971	125,330,543	88,760,661	160,030	88,920,691	-	88,920,691	83,077,740	5,842,951	88,920,691
GVIX8	461,735	4,525,782	4,220,258	-	4,220,258	14	4,220,244	4,220,244	-	4,220,244
HIBF	3,407,457	22,097,890	18,536,565	-	18,536,565	84	18,536,481	18,248,997	287,484	18,536,481
IDPG2	62,001	685,389	559,873	-	559,873	5	559,868	559,868	-	559,868
IDPGI2	5,238	54,940	47,925	1	47,926	-	47,926	47,926	-	47,926
MCIF	3,733,454	78,619,784	64,775,419	10,233	64,785,652	-	64,785,652	64,248,587	537,065	64,785,652
MCIF2	126,152	3,137,821	2,144,585	-	2,144,585	103	2,144,482	2,142,596	1,886	2,144,482
MSBF	2,774,774	25,436,401	23,890,807	-	23,890,807	10,842	23,879,965	23,592,431	287,534	23,879,965
NAMAA2	209,660	2,302,574	1,857,591	-	1,857,591	17	1,857,574	1,857,574	-	1,857,574
NAMGI2	24,737	303,803	302,786	-	302,786	20	302,766	302,766	-	302,766
NCPG2	11,795	137,842	129,986	-	129,986	20	129,966	129,966	-	129,966
NCPGI2	17,565	191,578	182,850	-	182,850	4	182,846	182,846	-	182,846
NVAMV1	6,307,570	103,058,468	104,768,736	1,480	104,770,216	-	104,770,216	103,589,675	1,180,541	104,770,216
NVAMV2	62,851	1,137,353	1,036,405	3	1,036,408	-	1,036,408	1,036,408	-	1,036,408
NVAMVX	963,083	14,581,967	15,967,923	-	15,967,923	24	15,967,899	15,967,899	-	15,967,899
NVAMVZ	113,033	1,581,179	1,848,097	-	1,848,097	68	1,848,029	1,651,081	196,948	1,848,029
NVCBD1	936,957	9,902,652	8,413,872	85	8,413,957	-	8,413,957	8,364,530	49,427	8,413,957
NVCBD2	19,534	187,097	174,631	-	174,631	12	174,619	174,619	-	174,619
NVCCA2	379,408	3,932,682	3,771,311	-	3,771,311	59	3,771,252	3,704,438	66,814	3,771,252
NVCCN2	618,670	6,400,784	6,032,031	3,694	6,035,725	-	6,035,725	5,843,852	191,873	6,035,725
NVCMA2	445,989	4,050,291	4,161,075	-	4,161,075	80	4,160,995	3,226,047	934,948	4,160,995
NVCMC2	420,576	4,556,577	4,281,467	-	4,281,467	35	4,281,432	4,236,294	45,138	4,281,432
NVCMD2	973,258	10,297,849	9,946,698	-	9,946,698	1,225	9,945,473	9,178,993	766,480	9,945,473
NVCRA2	266,228	2,714,308	2,920,517	-	2,920,517	21	2,920,496	2,920,496	-	2,920,496
NVCRB2	767,589	8,072,651	7,921,523	-	7,921,523	124	7,921,399	7,682,317	239,082	7,921,399
NVDBL2	479,449	6,999,643	5,552,024	-	5,552,024	-	5,552,024	5,474,473	77,551	5,552,024
NVDCA2	220,674	3,265,077	2,374,456	-	2,374,456	204	2,374,252	2,343,942	30,310	2,374,252

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF ASSETS, LIABILTIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2022

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
NVFIII	36,937	359,717	343,149	-	343,149	1	343,148	343,148	-	343,148
NVGEII	12,020	163,958	160,946	-	160,946	2	160,944	160,944	-	160,944
NVIE6	2,467	25,024	22,129	-	22,129	3	22,126	-	22,126	22,126
NVLCP1	92,112	1,064,846	879,671	30	879,701	-	879,701	879,701	-	879,701
NVLCP2	147,881	1,775,830	1,432,963	151	1,433,114	-	1,433,114	1,386,570	46,544	1,433,114
NVLCPP	898,555	10,401,359	8,617,147	406	8,617,553	-	8,617,553	8,598,428	19,125	8,617,553
NVMGA2	15,579	164,503	160,926	-	160,926	20	160,906	160,906	-	160,906
NVMIG1	3,213,186	33,673,992	22,010,327	-	22,010,327	4,334	22,005,993	21,865,524	140,469	22,005,993
NVMIVX	337,265	3,505,996	3,510,930	-	3,510,930	114	3,510,816	3,510,816	-	3,510,816
NVMIVZ	20,085	204,669	208,480	-	208,480	19	208,461	150,369	58,092	208,461
NVMLG1	3,176,777	27,630,621	22,142,134	88	22,142,222	-	22,142,222	21,734,649	407,573	22,142,222
NVMLG2	33,782	294,523	225,326	-	225,326	8	225,318	225,318	-	225,318
NVMM2	18,695,288	18,695,288	18,695,288	1,199	18,696,487	-	18,696,487	18,650,764	45,723	18,696,487
NVMMG1	9,537,792	89,441,626	49,596,521	1,185	49,597,706	-	49,597,706	49,149,893	447,813	49,597,706
NVMMG2	806,657	6,821,443	3,629,956	3	3,629,959	-	3,629,959	3,629,959	-	3,629,959
NVMMV2	4,898,276	44,410,475	41,635,349	-	41,635,349	2,030	41,633,319	41,520,296	113,023	41,633,319
NVNMO1	4,146,266	43,699,980	45,816,241	-	45,816,241	2,359	45,813,882	45,713,031	100,851	45,813,882
NVNMO2	43,263	516,767	468,536	-	468,536	18	468,518	468,518	-	468,518
NVNSR1	168,305	2,279,063	1,903,525	-	1,903,525	105	1,903,420	1,869,907	33,513	1,903,420
NVOLG1	24,952,991	469,521,906	430,938,154	53,933	430,992,087	-	430,992,087	425,315,019	5,677,068	430,992,087
NVOLG2	377,826	7,064,316	6,434,372	146	6,434,518	-	6,434,518	6,431,371	3,147	6,434,518
NVRE1	5,783,707	38,674,276	39,560,554	-	39,560,554	3,127	39,557,427	39,199,597	357,830	39,557,427
NVSIX2	411,499	3,552,325	2,847,573	-	2,847,573	114	2,847,459	2,847,459	-	2,847,459
NVSTB2	487,514	4,987,049	4,597,253	-	4,597,253	31	4,597,222	4,512,153	85,069	4,597,222
NVTIV3	93,573	966,810	980,642	-	980,642	55	980,587	949,414	31,173	980,587
SAM	162,129,790	162,129,790	162,129,790	73,041	162,202,831	-	162,202,831	160,596,907	1,605,924	162,202,831
SCF	4,175,709	76,949,012	67,479,457	-	67,479,457	2,787	67,476,670	66,875,806	600,864	67,476,670
SCF2	52,316	945,566	746,550	26	746,576	-	746,576	746,576	-	746,576
SCGF	1,421,225	22,686,323	16,599,905	-	16,599,905	110	16,599,795	16,529,431	70,364	16,599,795
SCGF2	18,812	215,368	184,168	-	184,168	46	184,122	183,896	226	184,122
SCVF	6,728,719	67,552,457	56,992,249	-	56,992,249	83	56,992,166	56,518,677	473,489	56,992,166
SCVF2	40,494	382,447	322,329	-	322,329	62	322,267	321,715	552	322,267
TRF	3,972,916	58,714,387	87,404,157	13,215	87,417,372	-	87,417,372	86,808,048	609,324	87,417,372
TRF2	9,869	235,676	215,846	-	215,846	21	215,825	215,825	-	215,825
AMCG	5,698	165,300	128,436	53	128,489	-	128,489	119,006	9,483	128,489
AMMCGS	34,606	1,050,236	672,396	101	672,497	-	672,497	667,824	4,673	672,497
AMSRS	194,176	4,711,245	5,203,925	-	5,203,925	107	5,203,818	5,175,745	28,073	5,203,818

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF ASSETS, LIABILTIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2022

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
AMTB	919,300	9,660,310	8,770,126	-	8,770,126	187	8,769,939	8,600,095	169,844	8,769,939
PMVAAD	280,932	2,998,089	2,460,963	-	2,460,963	48	2,460,915	2,460,915	-	2,460,915
PMVEBD	69,561	825,590	699,088	-	699,088	12	699,076	699,076	-	699,076
PMVFAD	99,599	940,729	728,070	3,295	731,365	-	731,365	701,527	29,838	731,365
PMVLAD	1,684,310	17,147,055	15,967,261	-	15,967,261	106	15,967,155	15,929,053	38,102	15,967,155
PMVRRA	54,964	709,509	632,083	405	632,488	-	632,488	632,488	-	632,488
PMVSTA	436,714	4,489,166	4,410,809	-	4,410,809	48	4,410,761	4,410,761	-	4,410,761
PVEIB	65,871	1,863,055	1,783,139	-	1,783,139	22	1,783,117	1,772,043	11,074	1,783,117
PVIGIB	73,182	738,475	736,208	-	736,208	18	736,190	736,190	-	736,190
PVTIGB	18,404	232,644	237,232	-	237,232	8	237,224	237,224	-	237,224
ROCMC	31,726	301,180	244,927	-	244,927	294	244,633	244,633	-	244,633
TRHS2	570,942	26,870,920	29,985,853	-	29,985,853	2,132	29,983,721	29,847,528	136,193	29,983,721
VWEM	862,610	11,166,183	7,504,707	-	7,504,707	46	7,504,661	7,490,413	14,248	7,504,661
VWHA	161,899	4,685,701	4,596,314	-	4,596,314	143	4,596,171	4,575,665	20,506	4,596,171
VWHAS	232,978	6,467,609	6,327,691	-	6,327,691	46	6,327,645	6,327,075	570	6,327,645
VRVDRA	24,917	551,811	450,491	-	450,491	25	450,466	450,466	-	450,466

*	Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).
**

For all subaccounts not included herein but listed as an investment option in note 1(b), Total Assets and Contract Owners’ Equity at the end of the period are $0. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2022, if applicable.

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2022

Investment Activity*:	ALVGIB	ALVIVB	ALVPGB	ALVSVB	SVOF	WFVSCG	ACVI	ACVIG
Reinvested dividends	$5,726	1,961	-	35,652	-	-	15,025	812,177
Mortality and expense risk charges (note 2)	(9,801)	(580)	(14,872)	(59,531)	(2,330)	(61,851)	(11,255)	(520,166)

Net investment income (loss)	(4,075)	1,381	(14,872)	(23,879)	(2,330)	(61,851)	3,770	292,011

Realized gain (loss) on investments	3,870	(11,948)	16,714	140,167	(1,145)	(69,592)	431	(573,893)
Change in unrealized gain (loss) on investments	(119,911)	(1,763)	(432,137)	(1,624,390)	(62,444)	(3,512,579)	(503,307)	(18,390,270)

Net gain (loss) on investments	(116,041)	(13,711)	(415,423)	(1,484,223)	(63,589)	(3,582,171)	(502,876)	(18,964,163)

Reinvested capital gains	84,846	-	107,309	641,946	27,854	924,593	158,145	11,488,887

Net increase (decrease) in contract owners’ equity resulting from operations	$(35,270)	(12,330)	(322,986)	(866,156)	(38,065)	(2,719,429)	(340,961)	(7,183,265)

Investment Activity*:	ACVIG2	ACVIP2	ACVMV1	ACVMV2	ACVU1	ACVV	ACVV2	AMVBC4
Reinvested dividends	$9,185	878,843	298,982	12,522	-	29,061	15,749	4,355
Mortality and expense risk charges (note 2)	(11,424)	(201,515)	(148,027)	(10,253)	(857)	(15,715)	(8,460)	(673)

Net investment income (loss)	(2,239)	677,328	150,955	2,269	(857)	13,346	7,289	3,682

Realized gain (loss) on investments	(717)	10,973	129,689	9,065	1,607	97,479	(68,556)	2,349
Change in unrealized gain (loss) on investments	(244,230)	(3,531,165)	(2,433,438)	(111,157)	(27,082)	(240,649)	(11,474)	3,422

Net gain (loss) on investments	(244,947)	(3,520,192)	(2,303,749)	(102,092)	(25,475)	(143,170)	(80,030)	5,771

Reinvested capital gains	148,713	97,304	1,782,800	80,239	5,187	118,854	65,727	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(98,473)	(2,745,560)	(369,994)	(19,584)	(21,145)	(10,970)	(7,014)	9,453

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2022

Investment Activity*:	AMVGV2	AMVNW4	BRVED3	BRVHY3	BRVTR3	MLVGA3	DCAP	DSC
Reinvested dividends	$6,683	707	68,632	448,457	70,656	-	492	-
Mortality and expense risk charges (note 2)	(917)	(254)	(53,619)	(111,872)	(42,162)	(219,564)	(1,497)	(16)

Net investment income (loss)	5,766	453	15,013	336,585	28,494	(219,564)	(1,005)	(16)

Realized gain (loss) on investments	(10,674)	(1,586)	10,383	(2,415,301)	(133,073)	(366,096)	(20,861)	(418)
Change in unrealized gain (loss) on investments	(6,789)	(432)	(888,255)	5,708	(549,144)	(3,553,604)	(27,996)	(1,585)

Net gain (loss) on investments	(17,463)	(2,018)	(877,872)	(2,409,593)	(682,217)	(3,919,700)	(48,857)	(2,003)

Reinvested capital gains	-	2,314	546,795	-	669	297,915	27,565	949

Net increase (decrease) in contract owners’ equity resulting from operations	$(11,697)	749	(316,064)	(2,073,008)	(653,054)	(3,841,349)	(22,297)	(1,070)

Investment Activity*:	DSIF	DSRG	DSRGS	DVMCSS	DVSCS	CLVHY2	DWVSVS	ETVFR
Reinvested dividends	$3,844,717	195,628	49	5,995	170,226	27,574	16,103	387,088
Mortality and expense risk charges (note 2)	(3,135,423)	(398,569)	(309)	(14,371)	(202,862)	(5,855)	(31,895)	(99,533)

Net investment income (loss)	709,294	(202,941)	(260)	(8,376)	(32,636)	21,719	(15,792)	287,555

Realized gain (loss) on investments	19,395,543	496,614	1,118	(15,181)	445,215	(64,499)	236,084	(465,634)
Change in unrealized gain (loss) on investments	(111,307,048)	(13,714,749)	(6,549)	(540,494)	(6,447,581)	(34,264)	(941,725)	(299,557)

Net gain (loss) on investments	(91,911,505)	(13,218,135)	(5,431)	(555,675)	(6,002,366)	(98,763)	(705,641)	(765,191)

Reinvested capital gains	25,265,190	2,679,298	1,177	330,568	2,279,395	3,904	214,678	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(65,937,021)	(10,741,778)	(4,514)	(233,483)	(3,755,607)	(73,140)	(506,755)	(477,636)

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2022

Investment Activity*:	FHIBS	FQB	FQBS	FVU2S	FB2	FC2	FCS	FEI2
Reinvested dividends	$38,383	961,565	22,684	-	188,143	5,031	56,697	39,134
Mortality and expense risk charges (note 2)	(12,482)	(417,017)	(17,951)	(1,377)	(195,229)	(19,311)	(161,002)	(41,688)

Net investment income (loss)	25,901	544,548	4,733	(1,377)	(7,086)	(14,280)	(104,305)	(2,554)

Realized gain (loss) on investments	(16,184)	(521,725)	(6,842)	(5,202)	(998,954)	(136,339)	803,178	244,077
Change in unrealized gain (loss) on investments	(117,080)	(4,790,726)	(131,943)	(22,765)	(4,876,687)	(645,145)	(6,419,991)	(566,509)

Net gain (loss) on investments	(133,264)	(5,312,451)	(138,785)	(27,967)	(5,875,641)	(781,484)	(5,616,813)	(322,432)

Reinvested capital gains	-	571,537	15,056	16,971	1,226,952	94,713	686,215	78,439

Net increase (decrease) in contract owners’ equity resulting from operations	$(107,363)	(4,196,366)	(118,996)	(12,373)	(4,655,775)	(701,051)	(5,034,903)	(246,547)

Investment Activity*:	FEIS	FEMS2	FF10S	FF10S2	FF20S	FF20S2	FF30S	FF30S2
Reinvested dividends	$2,610,214	21,203	144,050	243	205,500	1,920	157,974	1,474
Mortality and expense risk charges (note 2)	(1,644,592)	(13,919)	(80,937)	-	(112,236)	(2,018)	(90,713)	(1,709)

Net investment income (loss)	965,622	7,284	63,113	243	93,264	(98)	67,261	(235)

Realized gain (loss) on investments	1,514,700	(594,685)	(789,535)	(963)	(1,091,102)	2,814	(383,076)	6,459
Change in unrealized gain (loss) on investments	(17,464,303)	203,825	(1,070,003)	(1,465)	(2,216,581)	(35,153)	(2,217,900)	(35,266)

Net gain (loss) on investments	(15,949,603)	(390,860)	(1,859,538)	(2,428)	(3,307,683)	(32,339)	(2,600,976)	(28,807)

Reinvested capital gains	4,839,273	-	478,074	617	1,054,725	10,972	590,342	7,398

Net increase (decrease) in contract owners’ equity resulting from operations	$(10,144,708)	(383,576)	(1,318,351)	(1,568)	(2,159,694)	(21,465)	(1,943,373)	(21,644)

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2022

Investment Activity*:	FG2	FGI2	FGOS	FGS	FHIS	FIGBS	FMC2	FMCS
Reinvested dividends	$10,804	43,925	-	990,313	1,243,675	519,892	2,674	70,872
Mortality and expense risk charges (note 2)	(55,350)	(27,870)	(18,114)	(2,105,615)	(314,333)	(282,308)	(17,574)	(201,290)

Net investment income (loss)	(44,546)	16,055	(18,114)	(1,115,302)	929,342	237,584	(14,900)	(130,418)

Realized gain (loss) on investments	(269,066)	98,088	53,098	6,053,627	(4,093,028)	(487,659)	(859)	348,657
Change in unrealized gain (loss) on investments	(1,003,481)	(436,232)	(1,242,292)	(80,397,247)	(1,832,136)	(5,068,793)	(239,908)	(5,470,929)

Net gain (loss) on investments	(1,272,547)	(338,144)	(1,189,194)	(74,343,620)	(5,925,164)	(5,556,452)	(240,767)	(5,122,272)

Reinvested capital gains	237,197	58,638	324,998	14,551,555	-	1,374,517	67,003	1,185,214

Net increase (decrease) in contract owners’ equity resulting from operations	$(1,079,896)	(263,451)	(882,310)	(60,907,367)	(4,995,822)	(3,944,351)	(188,664)	(4,067,476)

Investment Activity*:	FNRS2	FO2	FOS	FRESS2	FVSS	FVSS2	FTVDM2	FTVFA2
Reinvested dividends	$334,784	6,293	196,788	8,431	81,337	3,220	60,924	41,996
Mortality and expense risk charges (note 2)	(142,680)	(14,148)	(223,070)	(10,376)	(94,195)	(5,169)	(25,856)	(28,926)

Net investment income (loss)	192,104	(7,855)	(26,282)	(1,945)	(12,858)	(1,949)	35,068	13,070

Realized gain (loss) on investments	4,466,392	43,268	177,147	(188,223)	834,798	30,614	(87,617)	(153,558)
Change in unrealized gain (loss) on investments	(451,328)	(271,121)	(7,105,717)	(226,651)	(2,274,616)	(60,082)	(801,767)	(630,016)

Net gain (loss) on investments	4,015,064	(227,853)	(6,928,570)	(414,874)	(1,439,818)	(29,468)	(889,384)	(783,574)

Reinvested capital gains	-	7,566	190,368	41,328	372,357	15,877	176,044	252,425

Net increase (decrease) in contract owners’ equity resulting from operations	$4,207,168	(228,142)	(6,764,484)	(375,491)	(1,080,319)	(15,540)	(678,272)	(518,079)

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2022

Investment Activity*:	FTVGI2	FTVIS2	FTVRD2	FTVSV2	TIF2	GVGMNS	GVMSAS	RVARS
Reinvested dividends	$-	1,270,120	4,210	72,773	75,934	-	1,973	16,418
Mortality and expense risk charges (note 2)	(111,646)	(297,973)	(7,317)	(82,327)	(27,007)	(371)	(1,086)	(13,422)

Net investment income (loss)	(111,646)	972,147	(3,107)	(9,554)	48,927	(371)	887	2,996

Realized gain (loss) on investments	(878,099)	108,837	14,869	(249,117)	(64,418)	(2,975)	(7,230)	11,005
Change in unrealized gain (loss) on investments	294,651	(3,414,216)	(152,285)	(2,052,970)	(269,339)	(5,701)	(2,091)	(90,522)

Net gain (loss) on investments	(583,448)	(3,305,379)	(137,416)	(2,302,087)	(333,757)	(8,676)	(9,321)	(79,517)

Reinvested capital gains	-	515,548	67,170	1,373,318	-	1,230	-	14,264

Net increase (decrease) in contract owners’ equity resulting from operations	$(695,094)	(1,817,684)	(73,353)	(938,323)	(284,830)	(7,817)	(8,434)	(62,257)

Investment Activity*:	SBLD	SBLJ	SBLN	SBLO	SBLP	SBLQ	SBLV	SBLX
Reinvested dividends	$4,404	452	4,715	2,001	18,192	4,094	12,695	208
Mortality and expense risk charges (note 2)	(2,266)	(1,283)	(6,405)	(1,990)	(3,077)	(6,557)	(16,374)	(721)

Net investment income (loss)	2,138	(831)	(1,690)	11	15,115	(2,463)	(3,679)	(513)

Realized gain (loss) on investments	254	(1,360)	2,918	1,122	(8,009)	(1,091)	22,425	(6,823)
Change in unrealized gain (loss) on investments	(64,944)	(68,857)	(173,446)	(25,751)	(40,623)	(56,672)	(222,112)	(38,015)

Net gain (loss) on investments	(64,690)	(70,217)	(170,528)	(24,629)	(48,632)	(57,763)	(199,687)	(44,838)

Reinvested capital gains	40,986	32,735	54,965	18,634	-	29,522	158,395	21,797

Net increase (decrease) in contract owners’ equity resulting from operations	$(21,566)	(38,313)	(117,253)	(5,984)	(33,517)	(30,704)	(44,971)	(23,554)

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2022

Investment Activity*:	SBLY	ACC2	ACEG	AVCE2	AVGI	IVHS	IVKEI1	IVMCC2
Reinvested dividends	$555	34,732	-	2,410	21	-	6,408	97
Mortality and expense risk charges (note 2)	(1,542)	(46,903)	(169)	(8,174)	(34)	(4,625)	(4,691)	(1,622)

Net investment income (loss)	(987)	(12,171)	(169)	(5,764)	(13)	(4,625)	1,717	(1,525)

Realized gain (loss) on investments	2,634	427,294	19	(6,647)	(22)	244	32,059	(12,307)
Change in unrealized gain (loss) on investments	(87,542)	(549,158)	(10,072)	(160,004)	(931)	(119,419)	(121,965)	(41,855)

Net gain (loss) on investments	(84,908)	(121,864)	(10,053)	(166,651)	(953)	(119,175)	(89,906)	(54,162)

Reinvested capital gains	31,419	79,197	3,971	60,528	362	57,485	48,935	29,620

Net increase (decrease) in contract owners’ equity resulting from operations	$(54,476)	(54,838)	(6,251)	(111,887)	(604)	(66,315)	(39,254)	(26,067)

Investment Activity*:	IVRE	OVAG	OVAG2	OVGI	OVGR	OVGS	OVGSS	OVIGS
Reinvested dividends	$4,516	-	-	4,366	-	-	-	-
Mortality and expense risk charges (note 2)	(1,878)	(595,057)	(17,121)	(5,440)	(41,407)	(863,115)	(11,650)	(9,811)

Net investment income (loss)	2,638	(595,057)	(17,121)	(1,074)	(41,407)	(863,115)	(11,650)	(9,811)

Realized gain (loss) on investments	(3,441)	315,753	114,211	(15,828)	(1,900)	(29,844)	14,051	(2,856)
Change in unrealized gain (loss) on investments	(50,889)	(38,098,991)	(1,135,579)	(177,616)	(2,749,225)	(45,675,991)	(399,742)	(500,213)

Net gain (loss) on investments	(54,330)	(37,783,238)	(1,021,368)	(193,444)	(2,751,125)	(45,705,835)	(385,691)	(503,069)

Reinvested capital gains	-	14,793,557	404,881	112,530	1,286,460	12,753,020	108,123	157,120

Net increase (decrease) in contract owners’ equity resulting from operations	$(51,692)	(23,584,738)	(633,608)	(81,988)	(1,506,072)	(33,815,930)	(289,218)	(355,760)

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2022

Investment Activity*:	OVSB	OVSBS	OVSC	OVSCS	WRASP	WRBDP	WRBP	WRCEP
Reinvested dividends	$-	-	34,142	240	730,057	667,821	511	166,006
Mortality and expense risk charges (note 2)	(22,580)	(10,427)	(71,715)	(1,243)	(532,279)	(298,088)	(420)	(794,546)

Net investment income (loss)	(22,580)	(10,427)	(37,573)	(1,003)	197,778	369,733	91	(628,540)

Realized gain (loss) on investments	(457,244)	(140,167)	122,017	2,899	(1,605,169)	(722,733)	(21,420)	509,919
Change in unrealized gain (loss) on investments	177,363	60,793	(2,113,716)	(33,378)	(11,244,759)	(5,688,722)	(4,136)	(30,847,410)

Net gain (loss) on investments	(279,881)	(79,374)	(1,991,699)	(30,479)	(12,849,928)	(6,411,455)	(25,556)	(30,337,491)

Reinvested capital gains	-	-	740,809	11,263	3,771,831	761,647	17,226	14,803,829

Net increase (decrease) in contract owners’ equity resulting from operations	$(302,461)	(89,801)	(1,288,463)	(20,219)	(8,880,319)	(5,280,075)	(8,239)	(16,162,202)

Investment Activity*:	WRDIV	WRENG	WRGNR	WRGP	WRHIP	WRI2P	WRIP	WRLTBP
Reinvested dividends	$284,839	52,487	48,030	-	2,112,883	173,291	128,279	56,613
Mortality and expense risk charges (note 2)	(80,620)	(19,504)	(32,287)	(1,089,632)	(350,045)	(79,599)	(182,353)	(47,409)

Net investment income (loss)	204,219	32,983	15,743	(1,089,632)	1,762,838	93,692	(54,074)	9,204

Realized gain (loss) on investments	(628,806)	(104,872)	(80,632)	(1,093,266)	(571,078)	5,264	167,830	(21,343)
Change in unrealized gain (loss) on investments	(2,461,102)	709,276	507,518	(58,424,063)	(5,516,958)	(2,076,080)	(6,344,356)	(254,404)

Net gain (loss) on investments	(3,089,908)	604,404	426,886	(59,517,329)	(6,088,036)	(2,070,816)	(6,176,526)	(275,747)

Reinvested capital gains	1,788,493	-	-	24,495,420	-	596,733	2,449,712	31,845

Net increase (decrease) in contract owners’ equity resulting from operations	$(1,097,196)	637,387	442,629	(36,111,541)	(4,325,198)	(1,380,391)	(3,780,888)	(234,698)

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2022

Investment Activity*:	WRMCG	WRRESP	WRSCP	WRSCV	WRSTP	WRVP	JPMMV1	JABS
Reinvested dividends	$-	41,049	-	-	-	30	120,054	10,146
Mortality and expense risk charges (note 2)	(183,929)	(51,834)	(350,627)	(52,093)	(606,760)	(22)	(141,921)	(9,867)

Net investment income (loss)	(183,929)	(10,785)	(350,627)	(52,093)	(606,760)	8	(21,867)	279

Realized gain (loss) on investments	42,264	(45,684)	(1,529,773)	(139,460)	(817,321)	(453)	1,997,091	(76,007)
Change in unrealized gain (loss) on investments	(10,819,265)	(2,013,524)	(16,507,576)	(1,675,365)	(29,063,964)	(369)	(5,184,619)	(92,257)

Net gain (loss) on investments	(10,777,001)	(2,059,208)	(18,037,349)	(1,814,825)	(29,881,285)	(822)	(3,187,528)	(168,264)

Reinvested capital gains	3,641,622	612,319	7,325,692	988,875	6,925,888	632	1,804,392	29,893

Net increase (decrease) in contract owners’ equity resulting from operations	$(7,319,308)	(1,457,674)	(11,062,284)	(878,043)	(23,562,157)	(182)	(1,405,003)	(138,092)

Investment Activity*:	JACAS	JAFBS	JAGTS	JAIGS	LZREMS	LOVTRC	M2IGSS	MMCGSC
Reinvested dividends	$42,458	36,885	-	559,036	40,181	28,191	-	-
Mortality and expense risk charges (note 2)	(986,368)	(21,494)	(450,835)	(373,922)	(13,514)	(10,628)	(2,873)	(8,401)

Net investment income (loss)	(943,910)	15,391	(450,835)	185,114	26,667	17,563	(2,873)	(8,401)

Realized gain (loss) on investments	1,412,398	(39,147)	2,500,219	261,374	(174,907)	(56,995)	6,699	(119,116)
Change in unrealized gain (loss) on investments	(57,080,172)	(342,758)	(31,576,838)	(4,361,820)	(109,950)	(133,247)	(92,448)	(135,134)

Net gain (loss) on investments	(55,667,774)	(381,905)	(29,076,619)	(4,100,446)	(284,857)	(190,242)	(85,749)	(254,250)

Reinvested capital gains	14,670,254	31,597	7,329,463	-	-	1,927	31,688	71,522

Net increase (decrease) in contract owners’ equity resulting from operations	$(41,941,430)	(334,917)	(22,197,991)	(3,915,332)	(258,190)	(170,752)	(56,934)	(191,129)

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2022

Investment Activity*:	MNDSC	MV2RIS	MV3MVS	MVFSC	MVIGSC	MVIVSC	MSEM	MSGI2
Reinvested dividends	$-	6,370	2,768	294,738	1,135	72,195	182,803	45,642
Mortality and expense risk charges (note 2)	(28,222)	(3,897)	(3,490)	(296,679)	(2,951)	(165,108)	(27,028)	(17,939)

Net investment income (loss)	(28,222)	2,473	(722)	(1,941)	(1,816)	(92,913)	155,775	27,703

Realized gain (loss) on investments	(1,011,042)	(58,751)	3,316	3,711,220	(18,199)	2,015,057	(177,931)	6,276
Change in unrealized gain (loss) on investments	(837,917)	(42,266)	(73,264)	(7,668,381)	(55,990)	(7,377,784)	(574,211)	(280,285)

Net gain (loss) on investments	(1,848,959)	(101,017)	(69,948)	(3,957,161)	(74,189)	(5,362,727)	(752,142)	(274,009)

Reinvested capital gains	848,567	8,917	29,095	1,551,523	16,974	635,777	-	96,544

Net increase (decrease) in contract owners’ equity resulting from operations	$(1,028,614)	(89,627)	(41,575)	(2,407,579)	(59,031)	(4,819,863)	(596,367)	(149,762)

Investment Activity*:	MSVEG2	MSVF2	MSVFI	MSVMG	MSVRE	DTRTFB	EIF	GBF
Reinvested dividends	$-	14,549	215,531	-	5,460	15,876	264,587	1,046,347
Mortality and expense risk charges (note 2)	(6,717)	(9,393)	(60,716)	(1,022)	(7,688)	(6,580)	(209,123)	(589,899)

Net investment income (loss)	(6,717)	5,156	154,815	(1,022)	(2,228)	9,296	55,464	456,448

Realized gain (loss) on investments	(915,070)	(9,945)	(201,418)	(20,866)	23,991	(72,518)	803,990	(872,264)
Change in unrealized gain (loss) on investments	(104,260)	(93,223)	(1,003,722)	(69,462)	(281,114)	(31,656)	(3,656,643)	(7,619,611)

Net gain (loss) on investments	(1,019,330)	(103,168)	(1,205,140)	(90,328)	(257,123)	(104,174)	(2,852,653)	(8,491,875)

Reinvested capital gains	338,017	8,631	96,233	13,720	95,531	-	1,805,949	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(688,030)	(89,381)	(954,092)	(77,630)	(163,820)	(94,878)	(991,240)	(8,035,427)

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2022

Investment Activity*:	GBF2	GEM	GEM2	GIG	GVAAA2	GVABD2	GVAGG2	GVAGI2
Reinvested dividends	$13,051	75,185	1,041	433,902	-	-	-	-
Mortality and expense risk charges (note 2)	(15,585)	(94,298)	(2,990)	(129,789)	(961,665)	(113,022)	(217,604)	(239,586)

Net investment income (loss)	(2,534)	(19,113)	(1,949)	304,113	(961,665)	(113,022)	(217,604)	(239,586)

Realized gain (loss) on investments	(98,035)	135,607	(10,373)	35,225	1,059,497	(50,660)	702,554	279,828
Change in unrealized gain (loss) on investments	(35,878)	(2,806,443)	(31,300)	(3,932,174)	(17,615,528)	(1,585,393)	(8,251,262)	(4,957,998)

Net gain (loss) on investments	(133,913)	(2,670,836)	(41,673)	(3,896,949)	(16,556,031)	(1,636,053)	(7,548,708)	(4,678,170)

Reinvested capital gains	-	-	-	1,463,169	3,162,149	192,350	1,110,290	501,669

Net increase (decrease) in contract owners’ equity resulting from operations	$(136,447)	(2,689,949)	(43,622)	(2,129,667)	(14,355,547)	(1,556,725)	(6,656,022)	(4,416,087)

Investment Activity*:	GVAGR2	GVDMA	GVDMC	GVEX1	GVEX2	GVIDA	GVIDC	GVIDM
Reinvested dividends	$-	-	-	10,446	352,616	-	-	-
Mortality and expense risk charges (note 2)	(482,676)	(720,604)	(310,686)	(10,876)	(382,700)	(317,406)	(197,258)	(1,198,530)

Net investment income (loss)	(482,676)	(720,604)	(310,686)	(430)	(30,084)	(317,406)	(197,258)	(1,198,530)

Realized gain (loss) on investments	2,312,730	722,913	(683,395)	(126,034)	(4,489,351)	(229,715)	(109,327)	(372,003)
Change in unrealized gain (loss) on investments	(23,602,217)	(32,762,529)	(8,087,717)	(634,856)	(27,273,490)	(13,003,936)	(3,280,667)	(48,402,263)

Net gain (loss) on investments	(21,289,487)	(32,039,616)	(8,771,112)	(760,890)	(31,762,841)	(13,233,651)	(3,389,994)	(48,774,266)

Reinvested capital gains	4,848,837	19,264,474	4,495,294	593,631	23,498,660	7,149,912	1,146,298	29,184,933

Net increase (decrease) in contract owners’ equity resulting from operations	$(16,923,326)	(13,495,746)	(4,586,504)	(167,689)	(8,294,265)	(6,401,145)	(2,440,954)	(20,787,863)

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2022

Investment Activity*:	GVIX8	HIBF	IDPG2	IDPGI2	MCIF	MCIF2	MSBF	NAMAA2
Reinvested dividends	$155,199	1,084,655	-	-	806,348	22,956	892,293	-
Mortality and expense risk charges (note 2)	(48,910)	(229,726)	(5,856)	(500)	(787,918)	(42,329)	(284,289)	(23,233)

Net investment income (loss)	106,289	854,929	(5,856)	(500)	18,430	(19,373)	608,004	(23,233)

Realized gain (loss) on investments	57,933	(352,821)	19,528	(1,696)	(1,133,556)	(78,197)	(225,396)	1,195
Change in unrealized gain (loss) on investments	(986,021)	(3,528,353)	(207,352)	(10,954)	(28,695,551)	(912,366)	(1,282,166)	(777,162)

Net gain (loss) on investments	(928,088)	(3,881,174)	(187,824)	(12,650)	(29,829,107)	(990,563)	(1,507,562)	(775,967)

Reinvested capital gains	-	-	99,369	5,292	17,897,949	606,608	-	449,821

Net increase (decrease) in contract owners’ equity resulting from operations	$(821,799)	(3,026,245)	(94,311)	(7,858)	(11,912,728)	(403,328)	(899,558)	(349,379)

Investment Activity*:	NAMGI2	NCPG2	NCPGI2	NVAMV1	NVAMV2	NVAMVX	NVAMVZ	NVCBD1
Reinvested dividends	$-	-	-	1,263,774	10,678	212,531	20,656	208,259
Mortality and expense risk charges (note 2)	(3,064)	(1,517)	(2,314)	(1,204,744)	(19,127)	(185,456)	(30,617)	(91,178)

Net investment income (loss)	(3,064)	(1,517)	(2,314)	59,030	(8,449)	27,075	(9,961)	117,081

Realized gain (loss) on investments	10,106	14,458	7,769	2,422,655	223,375	914,400	90,759	(290,855)
Change in unrealized gain (loss) on investments	(52,489)	(37,422)	(36,492)	(20,116,031)	(379,922)	(3,604,277)	(422,771)	(1,158,402)

Net gain (loss) on investments	(42,383)	(22,964)	(28,723)	(17,693,376)	(156,547)	(2,689,877)	(332,012)	(1,449,257)

Reinvested capital gains	-	-	-	14,743,155	143,908	2,220,010	270,347	10,001

Net increase (decrease) in contract owners’ equity resulting from operations	$(45,447)	(24,481)	(31,037)	(2,891,191)	(21,088)	(442,792)	(71,626)	(1,322,175)

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2022

Investment Activity*:	NVCBD2	NVCCA2	NVCCN2	NVCMA2	NVCMC2	NVCMD2	NVCRA2	NVCRB2
Reinvested dividends	$3,848	-	-	-	-	-	-	-
Mortality and expense risk charges (note 2)	(3,861)	(47,075)	(86,781)	(64,917)	(52,909)	(129,873)	(34,416)	(105,394)

Net investment income (loss)	(13)	(47,075)	(86,781)	(64,917)	(52,909)	(129,873)	(34,416)	(105,394)

Realized gain (loss) on investments	(35,019)	8,959	(28,531)	29,458	(10,072)	(61,738)	66,212	(88,405)
Change in unrealized gain (loss) on investments	(1,238)	(898,331)	(1,170,134)	(961,520)	(829,231)	(2,009,974)	(627,850)	(1,624,857)

Net gain (loss) on investments	(36,257)	(889,372)	(1,198,665)	(932,062)	(839,303)	(2,071,712)	(561,638)	(1,713,262)

Reinvested capital gains	204	176,029	155,428	88,453	131,331	303,622	11,643	289,182

Net increase (decrease) in contract owners’ equity resulting from operations	$(36,066)	(760,418)	(1,130,018)	(908,526)	(760,881)	(1,897,963)	(584,411)	(1,529,474)

Investment Activity*:	NVDBL2	NVDCA2	NVFIII	NVGEII	NVIE6	NVLCP1	NVLCP2	NVLCPP
Reinvested dividends	$-	-	6,344	2,539	807	25,198	35,702	231,868
Mortality and expense risk charges (note 2)	(71,471)	(29,006)	(3,817)	(2,754)	(295)	(11,124)	(19,993)	(106,058)

Net investment income (loss)	(71,471)	(29,006)	2,527	(215)	512	14,074	15,709	125,810

Realized gain (loss) on investments	(99,350)	(59,719)	(59,746)	(42,615)	(149)	(39,059)	(10,835)	(314,613)
Change in unrealized gain (loss) on investments	(2,271,184)	(1,348,909)	(11,863)	(33,036)	(7,649)	(161,119)	(283,573)	(1,576,023)

Net gain (loss) on investments	(2,370,534)	(1,408,628)	(71,609)	(75,651)	(7,798)	(200,178)	(294,408)	(1,890,636)

Reinvested capital gains	1,244,054	864,483	-	-	2,869	12,119	18,098	115,077

Net increase (decrease) in contract owners’ equity resulting from operations	$(1,197,951)	(573,151)	(69,082)	(75,866)	(4,417)	(173,985)	(260,601)	(1,649,749)

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2022

Investment Activity*:	NVMGA2	NVMIG1	NVMIVX	NVMIVZ	NVMLG1	NVMLG2	NVMM2	NVMMG1
Reinvested dividends	$-	-	131,176	7,835	1,241,991	11,923	205,699	-
Mortality and expense risk charges (note 2)	(1,819)	(273,149)	(41,386)	(3,698)	(280,610)	(5,162)	(137,963)	(641,542)

Net investment income (loss)	(1,819)	(273,149)	89,790	4,137	961,381	6,761	67,736	(641,542)

Realized gain (loss) on investments	(3,530)	(1,496,187)	304,700	26,364	(2,056,469)	(3,687)	-	(3,356,541)
Change in unrealized gain (loss) on investments	(20,145)	(13,693,494)	(729,413)	(46,934)	(6,982,470)	(82,700)	-	(44,369,600)

Net gain (loss) on investments	(23,675)	(15,189,681)	(424,713)	(20,570)	(9,038,939)	(86,387)	-	(47,726,141)

Reinvested capital gains	-	976,085	-	-	4,425,559	46,770	358	15,583,925

Net increase (decrease) in contract owners’ equity resulting from operations	$(25,494)	(14,486,745)	(334,923)	(16,433)	(3,651,999)	(32,856)	68,094	(32,783,758)

Investment Activity*:	NVMMG2	NVMMV2	NVNMO1	NVNMO2	NVNSR1	NVOLG1	NVOLG2	NVRE1
Reinvested dividends	$-	587,740	192,366	1,559	10,534	4,179,759	45,310	715,002
Mortality and expense risk charges (note 2)	(54,467)	(501,258)	(540,589)	(4,883)	(25,338)	(5,350,148)	(129,878)	(537,910)

Net investment income (loss)	(54,467)	86,482	(348,223)	(3,324)	(14,804)	(1,170,389)	(84,568)	177,092

Realized gain (loss) on investments	(280,878)	(1,112,598)	1,437,934	(32,157)	(26,200)	1,011,238	134,965	395,681
Change in unrealized gain (loss) on investments	(3,237,609)	(3,910,994)	(17,533,706)	(94,820)	(740,708)	(168,785,652)	(2,581,787)	(21,749,607)

Net gain (loss) on investments	(3,518,487)	(5,023,592)	(16,095,772)	(126,977)	(766,908)	(167,774,414)	(2,446,822)	(21,353,926)

Reinvested capital gains	1,244,763	3,202,396	5,517,343	50,703	141,354	31,156,669	470,604	3,510,221

Net increase (decrease) in contract owners’ equity resulting from operations	$(2,328,191)	(1,734,714)	(10,926,652)	(79,598)	(640,358)	(137,788,134)	(2,060,786)	(17,666,613)

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2022

Investment Activity*:	NVSIX2	NVSTB2	NVTIV3	SAM	SCF	SCF2	SCGF	SCGF2
Reinvested dividends	$25,098	100,122	37,148	2,072,540	329,294	2,388	-	-
Mortality and expense risk charges (note 2)	(37,049)	(61,030)	(11,994)	(1,691,208)	(812,683)	(15,534)	(215,616)	(3,809)

Net investment income (loss)	(11,951)	39,092	25,154	381,332	(483,389)	(13,146)	(215,616)	(3,809)

Realized gain (loss) on investments	26,705	(172,019)	(52,454)	-	(48,897)	135,820	(130,807)	(28,380)
Change in unrealized gain (loss) on investments	(1,304,259)	(284,460)	(25,394)	-	(33,033,157)	(476,051)	(10,519,290)	(72,863)

Net gain (loss) on investments	(1,277,554)	(456,479)	(77,848)	-	(33,082,054)	(340,231)	(10,650,097)	(101,243)

Reinvested capital gains	422,109	-	-	3,435	16,143,085	198,923	2,856,703	35,622

Net increase (decrease) in contract owners’ equity resulting from operations	$(867,396)	(417,387)	(52,694)	384,767	(17,422,358)	(154,454)	(8,009,010)	(69,430)

Investment Activity*:	SCVF	SCVF2	TRF	TRF2	AMCG	AMMCGS	AMSRS	AMTB
Reinvested dividends	$205,652	421	1,057,036	2,048	-	-	24,656	353,377
Mortality and expense risk charges (note 2)	(690,646)	(7,472)	(971,281)	(5,148)	(2,700)	(11,840)	(61,971)	(110,707)

Net investment income (loss)	(484,994)	(7,051)	85,755	(3,100)	(2,700)	(11,840)	(37,315)	242,670

Realized gain (loss) on investments	(2,677,402)	58,723	6,950,425	79,526	36,908	(106,979)	112,385	(106,926)
Change in unrealized gain (loss) on investments	(15,909,374)	(156,048)	(26,564,112)	(125,905)	(132,338)	(447,115)	(1,902,554)	(783,537)

Net gain (loss) on investments	(18,586,776)	(97,325)	(19,613,687)	(46,379)	(95,430)	(554,094)	(1,790,169)	(890,463)

Reinvested capital gains	9,313,543	55,290	9,467,507	22,984	28,914	166,874	523,693	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(9,758,227)	(49,086)	(10,060,425)	(26,495)	(69,216)	(399,060)	(1,303,791)	(647,793)

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2022

Investment Activity*:	PMVAAD	PMVEBD	PMVFAD	PMVLAD	PMVRRA	PMVSTA	PMVTRD	PVEIB
Reinvested dividends	$198,689	36,809	14,200	256,415	45,508	66,800	154	16,276
Mortality and expense risk charges (note 2)	(28,821)	(8,545)	(11,336)	(187,358)	(7,159)	(50,185)	-	(13,372)

Net investment income (loss)	169,868	28,264	2,864	69,057	38,349	16,615	154	2,904

Realized gain (loss) on investments	14,271	(58,921)	(172,431)	(97,635)	550	(38,308)	(2,446)	6,971
Change in unrealized gain (loss) on investments	(775,051)	(131,296)	(88,882)	(1,168,752)	(128,854)	(53,930)	40	(143,313)

Net gain (loss) on investments	(760,780)	(190,217)	(261,313)	(1,266,387)	(128,304)	(92,238)	(2,406)	(136,342)

Reinvested capital gains	210,287	-	-	-	-	8,093	-	94,296

Net increase (decrease) in contract owners’ equity resulting from operations	$(380,625)	(161,953)	(258,449)	(1,197,330)	(89,955)	(67,530)	(2,252)	(39,142)

Investment Activity*:	PVIGIB	PVTIGB	ROCMC	TRHS2	VWEM	VWHA	VWHAS	VRVDRA
Reinvested dividends	$5,353	3,219	-	-	24,136	79,702	87,109	5,216
Mortality and expense risk charges (note 2)	(3,923)	(2,336)	(3,068)	(361,203)	(92,026)	(52,777)	(68,305)	(7,016)

Net investment income (loss)	1,430	883	(3,068)	(361,203)	(67,890)	26,925	18,804	(1,800)

Realized gain (loss) on investments	(9,716)	(52,577)	12,105	2,216,644	(329,415)	(17,678)	1,345,058	(70,489)
Change in unrealized gain (loss) on investments	(6,086)	688	(174,366)	(8,055,000)	(4,199,674)	356,386	(1,217,529)	(188,417)

Net gain (loss) on investments	(15,802)	(51,889)	(162,261)	(5,838,356)	(4,529,089)	338,708	127,529	(258,906)

Reinvested capital gains	9,336	23,042	79,532	506,502	1,674,719	-	-	13,160

Net increase (decrease) in contract owners’ equity resulting from operations	$(5,036)	(27,964)	(85,797)	(5,693,057)	(2,922,260)	365,633	146,333	(247,546)

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2022

Investment Activity*:	WRGBP	WRMMP
Reinvested dividends	$54,616	810
Mortality and expense risk charges (note 2)	(5,389)	(41,361)

Net investment income (loss)	49,227	(40,551)

Realized gain (loss) on investments	(147,355)	-
Change in unrealized gain (loss) on investments	104	-

Net gain (loss) on investments	(147,251)	-

Reinvested capital gains	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(98,024)	(40,551)

*

For all subaccounts not included herein but listed as an investment option in note 1(b), there was no activity during the period. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2022, if applicable.

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	ALVDAB		ALVGIB		ALVIVB		ALVPGB
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$-	1,512	(4,075)	(7,602)	1,381	423	(14,872)	(19,139)
Realized gain (loss) on investments	-	58,202	3,870	25,794	(11,948)	1,590	16,714	205,289
Change in unrealized gain (loss) on investments	-	(34,719)	(119,911)	121,273	(1,763)	(581)	(432,137)	(30,476)
Reinvested capital gains	-	-	84,846	-	-	-	107,309	74,327

Net increase (decrease) in contract owners’ equity resulting from operations	-	24,995	(35,270)	139,465	(12,330)	1,432	(322,986)	230,001

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	-	-	-	-	-	-
Transfers between funds	-	(301,441)	(2,504)	(26,250)	129,453	141,142	76,520	(272,091)
Redemptions (notes 2, 3, and 4)	-	(65,188)	(33,589)	(113,969)	(21,409)	(117,058)	(58,116)	(221,404)
Adjustments to maintain reserves	-	26	(6)	(52)	(1)	(4)	49	16

Net equity transactions	-	(366,603)	(36,099)	(140,271)	108,043	24,080	18,453	(493,479)

Net change in contract owners’ equity	-	(341,608)	(71,369)	(806)	95,713	25,512	(304,533)	(263,478)
Contract owners’ equity at beginning of period	-	341,608	579,243	580,049	31,869	6,357	1,038,542	1,302,020

Contract owners’ equity at end of period	$-	-	507,874	579,243	127,582	31,869	734,009	1,038,542

CHANGE IN UNITS:
Beginning units	-	24,268	18,343	22,988	3,235	709	18,926	30,587
Units purchased	-	1,969	38	456	17,326	25,606	3,781	2,102
Units redeemed	-	(26,237)	(1,204)	(5,101)	(5,371)	(23,080)	(3,298)	(13,763)

Ending units	-	-	17,177	18,343	15,190	3,235	19,409	18,926

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	ALVSVB		SVOF		WFVSCG		ACVI
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$(23,879)	(39,719)	(2,330)	(2,604)	(61,851)	(101,282)	3,770	(15,205)
Realized gain (loss) on investments	140,167	120,009	(1,145)	1,827	(69,592)	823,731	431	166,049
Change in unrealized gain (loss) on investments	(1,624,390)	1,213,395	(62,444)	25,840	(3,512,579)	(1,115,283)	(503,307)	(81,704)
Reinvested capital gains	641,946	-	27,854	8,177	924,593	937,975	158,145	45,195

Net increase (decrease) in contract owners’ equity resulting from operations	(866,156)	1,293,685	(38,065)	33,240	(2,719,429)	545,141	(340,961)	114,335

Equity transactions:
Purchase payments received from contract owners (note 4)	22,634	20,184	143	10,733	37,686	218,936	14,778	19,412
Transfers between funds	(218,697)	1,042,236	(262)	(565)	(452,455)	(645,701)	(39,850)	(58,095)
Redemptions (notes 2, 3, and 4)	(548,319)	(676,631)	(18,362)	(15,485)	(522,875)	(903,901)	(57,114)	(238,356)
Adjustments to maintain reserves	(130)	57	(1,350)	(66)	354	(32)	3,544	(6,598)

Net equity transactions	(744,512)	385,846	(19,831)	(5,383)	(937,290)	(1,330,698)	(78,642)	(283,637)

Net change in contract owners’ equity	(1,610,668)	1,679,531	(57,896)	27,857	(3,656,719)	(785,557)	(419,603)	(169,302)
Contract owners’ equity at beginning of period	5,536,516	3,856,985	177,480	149,623	8,108,640	8,894,197	1,349,352	1,518,654
Contract owners’ equity at end of period	$3,925,848	5,536,516	119,584	177,480	4,451,921	8,108,640	929,749	1,349,352

CHANGE IN UNITS:
Beginning units	157,367	143,577	3,321	3,390	128,619	149,852	41,207	49,565
Units purchased	13,806	99,641	7	4,342	15,924	25,571	975	3,814
Units redeemed	(37,832)	(85,851)	(416)	(4,411)	(35,672)	(46,804)	(4,580)	(12,172)

Ending units	133,341	157,367	2,912	3,321	108,871	128,619	37,602	41,207

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	ACVIG		ACVIG2		ACVIP2		ACVMV1
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$292,011	(26,811)	(2,239)	(7,488)	677,328	397,985	150,955	3,838
Realized gain (loss) on investments	(573,893)	2,302,528	(717)	12,893	10,973	138,666	129,689	345,145
Change in unrealized gain (loss) on investments	(18,390,270)	444,256	(244,230)	22,932	(3,531,165)	450,336	(2,433,438)	2,320,621
Reinvested capital gains	11,488,887	7,673,088	148,713	103,577	97,304	-	1,782,800	-

Net increase (decrease) in contract owners’ equity resulting from operations	(7,183,265)	10,393,061	(98,473)	131,914	(2,745,560)	986,987	(369,994)	2,669,604

Equity transactions:
Purchase payments received from contract owners (note 4)	279,681	345,651	7	569	100,347	103,114	53,745	111,633
Transfers between funds	(1,252,780)	(131,721)	(2,942)	4,031	(375,764)	1,031,039	184,809	(203,880)
Redemptions (notes 2, 3, and 4)	(3,714,026)	(4,888,239)	(40,126)	(98,126)	(1,697,065)	(2,078,191)	(1,090,820)	(1,138,282)
Adjustments to maintain reserves	14,913	(445)	(1,106)	(30)	49,639	(49)	(470)	27

Net equity transactions	(4,672,212)	(4,674,754)	(44,167)	(93,556)	(1,922,843)	(944,087)	(852,736)	(1,230,502)

Net change in contract owners’ equity	(11,855,477)	5,718,307	(142,640)	38,358	(4,668,403)	42,900	(1,222,730)	1,439,102
Contract owners’ equity at beginning of period	54,074,445	48,356,138	708,461	670,103	20,281,370	20,238,470	14,127,282	12,688,180

Contract owners’ equity at end of period	$42,218,968	54,074,445	565,821	708,461	15,612,967	20,281,370	12,904,552	14,127,282

CHANGE IN UNITS:
Beginning units	1,201,087	1,314,776	22,034	25,254	1,159,486	1,214,499	396,258	433,752
Units purchased	31,141	57,099	84	986	146,574	228,951	38,105	20,640
Units redeemed	(146,110)	(170,788)	(1,462)	(4,206)	(272,790)	(283,964)	(64,177)	(58,134)

Ending units	1,086,118	1,201,087	20,656	22,034	1,033,270	1,159,486	370,186	396,258

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	ACVMV2		ACVU1		ACVV		ACVV2
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$2,269	(4,288)	(857)	(1,051)	13,346	10,007	7,289	710
Realized gain (loss) on investments	9,065	13,307	1,607	2,167	97,479	74,910	(68,556)	23,411
Change in unrealized gain (loss) on investments	(111,157)	103,958	(27,082)	6,392	(240,649)	216,746	(11,474)	2,907
Reinvested capital gains	80,239	-	5,187	3,875	118,854	-	65,727	-

Net increase (decrease) in contract owners’ equity resulting from operations	(19,584)	112,977	(21,145)	11,383	(10,970)	301,663	(7,014)	27,028

Equity transactions:
Purchase payments received from contract owners (note 4)	(207)	-	-	-	7,531	9,903	7,221	1,926
Transfers between funds	-	-	-	-	18,451	55,657	652,656	102,285
Redemptions (notes 2, 3, and 4)	(36,320)	(31,599)	(2,429)	(2,247)	(283,135)	(138,490)	(20,637)	(8,526)
Adjustments to maintain reserves	249	9	(14)	(10)	788	4,243	878	(11)

Net equity transactions	(36,278)	(31,590)	(2,443)	(2,257)	(256,365)	(68,687)	640,118	95,674

Net change in contract owners’ equity	(55,862)	81,387	(23,588)	9,126	(267,335)	232,976	633,104	122,702
Contract owners’ equity at beginning of period	635,624	554,237	63,251	54,125	1,598,409	1,365,433	214,695	91,993

Contract owners’ equity at end of period	$579,762	635,624	39,663	63,251	1,331,074	1,598,409	847,799	214,695

CHANGE IN UNITS:
Beginning units	-	-	1,156	1,197	28,640	30,047	13,371	7,046
Units purchased	-	-	-	-	1,011	2,234	80,023	19,231
Units redeemed	-	-	(65)	(41)	(5,761)	(3,641)	(40,176)	(12,906)

Ending units	-	-	1,091	1,156	23,890	28,640	53,218	13,371

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	AMVBC4		AMVGV2		AMVNW4		BRVED3
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$3,682	-	5,766	-	453	-	15,013	8,283
Realized gain (loss) on investments	2,349	-	(10,674)	-	(1,586)	-	10,383	247,228
Change in unrealized gain (loss) on investments	3,422	-	(6,789)	-	(432)	-	(888,255)	29,413
Reinvested capital gains	-	-	-	-	2,314	-	546,795	514,140

Net increase (decrease) in contract owners’ equity resulting from operations	9,453	-	(11,697)	-	749	-	(316,064)	799,064

Equity transactions:
Purchase payments received from contract owners (note 4)	15,987	-	-	-	3	-	61,351	116,509
Transfers between funds	254,600	-	231,058	-	91,097	-	968,183	(527,559)
Redemptions (notes 2, 3, and 4)	(1,555)	-	(3,426)	-	(7,130)	-	(225,908)	(698,145)
Adjustments to maintain reserves	(4)	-	(10)	-	(7)	-	642	(83)

Net equity transactions	269,028	-	227,622	-	83,963	-	804,268	(1,109,278)

Net change in contract owners’ equity	278,481	-	215,925	-	84,712	-	488,204	(310,214)
Contract owners’ equity at beginning of period	-	-	-	-	-	-	4,213,963	4,524,177

Contract owners’ equity at end of period	$278,481	-	215,925	-	84,712	-	4,702,167	4,213,963

CHANGE IN UNITS:
Beginning units	-	-	-	-	-	-	232,250	296,372
Units purchased	32,505	-	44,308	-	9,785	-	178,107	47,595
Units redeemed	(4,169)	-	(21,590)	-	(811)	-	(137,105)	(111,717)

Ending units	28,336	-	22,718	-	8,974	-	273,252	232,250

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	BRVHY3		BRVTR3		MLVGA3		DCAP
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$336,585	664,488	28,494	17,181	(219,564)	(82,504)	(1,005)	(312,681)
Realized gain (loss) on investments	(2,415,301)	(89,547)	(133,073)	(35,095)	(366,096)	637,684	(20,861)	16,130,387
Change in unrealized gain (loss) on investments	5,708	(720,528)	(549,144)	(164,482)	(3,553,604)	(3,165,199)	(27,996)	(8,984,596)
Reinvested capital gains	-	88,194	669	16,461	297,915	3,877,221	27,565	5,213,888

Net increase (decrease) in contract owners’ equity resulting from operations	(2,073,008)	(57,393)	(653,054)	(165,935)	(3,841,349)	1,267,202	(22,297)	12,046,998

Equity transactions:
Purchase payments received from contract owners (note 4)	25,930	20,714	75	338	129,444	102,408	-	206,841
Transfers between funds	(20,989,389)	(1,437,094)	264,095	(1,078,348)	(364,385)	(1,058,606)	(1)	(60,086,277)
Redemptions (notes 2, 3, and 4)	(580,108)	(492,167)	(388,621)	(396,450)	(1,555,942)	(2,021,293)	(16,645)	(3,298,796)
Adjustments to maintain reserves	8,336	(86,263)	5,904	(4,415)	912	(325)	2,857	(21,103)

Net equity transactions	(21,535,231)	(1,994,810)	(118,547)	(1,478,875)	(1,789,971)	(2,977,816)	(13,789)	(63,199,335)

Net change in contract owners’ equity	(23,608,239)	(2,052,203)	(771,601)	(1,644,810)	(5,631,320)	(1,710,614)	(36,086)	(51,152,337)
Contract owners’ equity at beginning of period	31,099,174	33,151,377	4,657,310	6,302,120	23,155,780	24,866,394	94,392	51,246,729

Contract owners’ equity at end of period	$7,490,935	31,099,174	3,885,709	4,657,310	17,524,460	23,155,780	58,306	94,392

CHANGE IN UNITS:
Beginning units	2,385,341	2,644,421	415,826	547,624	987,456	1,115,923	3	1,106,405
Units purchased	3,419,807	4,691,852	98,449	49,019	30,712	48,514	4	15,985
Units redeemed	(5,156,470)	(4,950,932)	(105,489)	(180,817)	(117,460)	(176,981)	-	(1,122,387)

Ending units	648,678	2,385,341	408,786	415,826	900,708	987,456	7	3

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	DCAPS		DSC		DSIF		DSRG
	2022	2021	2022	2021	2022	2021	2022	2021

Investment activity*:
Net investment income (loss)	$-	(11,567)	(16)	(43)	709,294	147,405	(202,941)	(144,247)
Realized gain (loss) on investments	-	228,558	(418)	4	19,395,543	25,002,764	496,614	1,189,251
Change in unrealized gain (loss) on investments	-	(130,342)	(1,585)	763	(111,307,048)	39,794,897	(13,714,749)	7,858,096
Reinvested capital gains	-	72,396	949	-	25,265,190	14,852,675	2,679,298	966,087

Net increase (decrease) in contract owners’ equity resulting from operations	-	159,045	(1,070)	724	(65,937,021)	79,797,741	(10,741,778)	9,869,187

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	-	-	1,863,020	1,937,916	403,836	268,431
Transfers between funds	-	(844,003)	-	-	(8,142,436)	(8,885,343)	(1,198,843)	(191,600)
Redemptions (notes 2, 3, and 4)	-	(7,516)	(4,709)	(81)	(23,107,094)	(30,125,650)	(3,251,060)	(3,043,599)
Adjustments to maintain reserves	-	(29)	436	(16)	42,061	(12,282)	(1,266)	348

Net equity transactions	-	(851,548)	(4,273)	(97)	(29,344,449)	(37,085,359)	(4,047,333)	(2,966,420)

Net change in contract owners’ equity	-	(692,503)	(5,343)	627	(95,281,470)	42,712,382	(14,789,111)	6,902,767
Contract owners’ equity at beginning of period	-	692,503	5,343	4,716	353,765,773	311,053,391	46,768,301	39,865,534

Contract owners’ equity at end of period	$-	-	-	5,343	258,484,303	353,765,773	31,979,190	46,768,301

CHANGE IN UNITS:
Beginning units	-	22,823	165	168	6,229,641	6,977,342	1,036,599	1,109,719
Units purchased	-	20	-	-	129,838	100,282	15,351	27,599
Units redeemed	-	(22,843)	(165)	(3)	(733,335)	(847,983)	(124,756)	(100,719)

Ending units	-	-	-	165	5,626,144	6,229,641	927,194	1,036,599

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	DSRGS		DVMCSS		DVSCS		CLVHY2
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$(260)	(342)	(8,376)	(10,440)	(32,636)	(96,123)	21,719	24,974
Realized gain (loss) on investments	1,118	6,876	(15,181)	1,853	445,215	979,989	(64,499)	29,285
Change in unrealized gain (loss) on investments	(6,549)	(1,171)	(540,494)	328,355	(6,447,581)	3,685,001	(34,264)	(29,427)
Reinvested capital gains	1,177	948	330,568	10,061	2,279,395	322,392	3,904	-

Net increase (decrease) in contract owners’ equity resulting from operations	(4,514)	6,311	(233,483)	329,829	(3,755,607)	4,891,259	(73,140)	24,832

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	3,743	5,628	94,761	137,064	1,551	2,960
Transfers between funds	(123)	(167)	(42,658)	133,250	(650,571)	(746,213)	34,643	85,767
Redemptions (notes 2, 3, and 4)	(3,507)	(24,418)	(159,289)	(237,932)	(1,153,836)	(2,738,575)	(175,115)	(53,375)
Adjustments to maintain reserves	-	(29)	187	(77)	(5,693)	(149)	874	(13)

Net equity transactions	(3,630)	(24,614)	(198,017)	(99,131)	(1,715,339)	(3,347,873)	(138,047)	35,339

Net change in contract owners’ equity	(8,144)	(18,303)	(431,500)	230,698	(5,470,946)	1,543,386	(211,187)	60,171
Contract owners’ equity at beginning of period	19,782	38,085	1,627,759	1,397,061	21,956,562	20,413,176	625,702	565,531

Contract owners’ equity at end of period	$11,638	19,782	1,196,259	1,627,759	16,485,616	21,956,562	414,515	625,702

CHANGE IN UNITS:
Beginning units	575	1,372	91,195	97,380	427,152	495,529	51,311	48,004
Units purchased	-	-	5,852	14,440	8,276	28,653	10,466	55,010
Units redeemed	(116)	(797)	(18,020)	(20,625)	(46,066)	(97,030)	(23,293)	(51,703)

Ending units	459	575	79,027	91,195	389,362	427,152	38,484	51,311

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	DWVSVS		ETVFR		FHIBS		FQB
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$(15,792)	(14,837)	287,555	132,195	25,901	22,966	544,548	612,606
Realized gain (loss) on investments	236,084	(12,942)	(465,634)	(28,609)	(16,184)	(30,859)	(521,725)	110,473
Change in unrealized gain (loss) on investments	(941,725)	786,404	(299,557)	63,929	(117,080)	29,414	(4,790,726)	(2,255,511)
Reinvested capital gains	214,678	-	-	-	-	-	571,537	390,468

Net increase (decrease) in contract owners’ equity resulting from operations	(506,755)	758,625	(477,636)	167,515	(107,363)	21,521	(4,196,366)	(1,141,964)

Equity transactions:
Purchase payments received from contract owners (note 4)	25,312	16,175	55,809	12,996	11,165	246,006	235,469	391,174
Transfers between funds	(154,411)	200,378	(68,985)	4,004,182	(7,205)	129,571	(1,447,040)	783,404
Redemptions (notes 2, 3, and 4)	(95,375)	(311,248)	(797,303)	(461,153)	(71,854)	(553,788)	(3,055,334)	(4,452,462)
Adjustments to maintain reserves	54,258	(117)	(10,191)	(69)	(43)	63	26,766	370

Net equity transactions	(170,216)	(94,812)	(820,670)	3,555,956	(67,937)	(178,148)	(4,240,139)	(3,277,514)

Net change in contract owners’ equity	(676,971)	663,813	(1,298,306)	3,723,471	(175,300)	(156,627)	(8,436,505)	(4,419,478)
Contract owners’ equity at beginning of period	3,208,121	2,544,308	8,805,825	5,082,354	817,688	974,315	42,123,678	46,543,156

Contract owners’ equity at end of period	$2,531,150	3,208,121	7,507,519	8,805,825	642,388	817,688	33,687,173	42,123,678

CHANGE IN UNITS:
Beginning units	142,393	149,548	761,446	450,828	31,308	38,961	1,960,490	2,107,777
Units purchased	33,651	42,211	357,772	421,405	534	15,411	36,200	164,796
Units redeemed	(46,430)	(49,366)	(442,653)	(110,787)	(3,398)	(23,064)	(254,351)	(312,083)

Ending units	129,614	142,393	676,565	761,446	28,444	31,308	1,742,339	1,960,490

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	FQBS		FVU2S		FB2		FC2
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$4,733	5,876	(1,377)	(285)	(7,086)	(56,725)	(14,280)	(19,116)
Realized gain (loss) on investments	(6,842)	39,792	(5,202)	2,602	(998,954)	912,139	(136,339)	176,770
Change in unrealized gain (loss) on investments	(131,943)	(97,278)	(22,765)	10,990	(4,876,687)	728,936	(645,145)	(660)
Reinvested capital gains	15,056	10,973	16,971	-	1,226,952	1,410,652	94,713	270,372

Net increase (decrease) in contract owners’ equity resulting from operations	(118,996)	(40,637)	(12,373)	13,307	(4,655,775)	2,995,002	(701,051)	427,366

Equity transactions:
Purchase payments received from contract owners (note 4)	1,224	514,768	6	248	183,567	284,254	152,781	95,184
Transfers between funds	(21,851)	28,012	30,272	(112)	(2,498,577)	6,530,225	(128,838)	89,330
Redemptions (notes 2, 3, and 4)	(35,119)	(994,194)	(17,767)	(16,783)	(1,176,825)	(2,212,736)	(63,007)	(35,239)
Adjustments to maintain reserves	1,599	(34)	(24)	(4)	431,772	67	54,821	(44)

Net equity transactions	(54,147)	(451,448)	12,487	(16,651)	(3,060,063)	4,601,810	15,757	149,231

Net change in contract owners’ equity	(173,143)	(492,085)	114	(3,344)	(7,715,838)	7,596,812	(685,294)	576,597
Contract owners’ equity at beginning of period	1,084,948	1,577,033	85,371	88,715	23,424,922	15,828,110	2,400,875	1,824,278

Contract owners’ equity at end of period	$911,805	1,084,948	85,485	85,371	15,709,084	23,424,922	1,715,581	2,400,875

CHANGE IN UNITS:
Beginning units	70,557	99,708	7,025	8,454	1,191,498	940,058	133,671	128,285
Units purchased	967	38,998	4,053	85	107,814	465,842	34,245	40,131
Units redeemed	(4,814)	(68,149)	(2,791)	(1,514)	(310,847)	(214,402)	(36,659)	(34,745)

Ending units	66,710	70,557	8,287	7,025	988,465	1,191,498	131,257	133,671

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	FCS		FEI2		FEIS		FEMS2
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$(104,305)	(186,803)	(2,554)	(6,022)	965,622	1,039,610	7,284	11,319
Realized gain (loss) on investments	803,178	1,371,984	244,077	93,239	1,514,700	4,816,091	(594,685)	170,875
Change in unrealized gain (loss) on investments	(6,419,991)	715,093	(566,509)	156,360	(17,464,303)	10,159,138	203,825	(480,076)
Reinvested capital gains	686,215	2,191,536	78,439	292,339	4,839,273	17,763,077	-	182,276

Net increase (decrease) in contract owners’ equity resulting from operations	(5,034,903)	4,091,810	(246,547)	535,916	(10,144,708)	33,777,916	(383,576)	(115,606)

Equity transactions:
Purchase payments received from contract owners (note 4)	133,478	162,016	1,188	-	862,360	1,285,182	6,996	21,376
Transfers between funds	(65,501)	(233,504)	(22,702)	(9,147)	(3,062,798)	(5,253,661)	306,308	609,343
Redemptions (notes 2, 3, and 4)	(1,297,219)	(1,676,952)	(180,186)	(450,512)	(11,361,827)	(15,046,489)	(66,660)	(207,640)
Adjustments to maintain reserves	4,203	1,373	68,589	(72)	(74,583)	124	19,655	(100)

Net equity transactions	(1,225,039)	(1,747,067)	(133,111)	(459,731)	(13,636,848)	(19,014,844)	266,299	422,979

Net change in contract owners’ equity	(6,259,942)	2,344,743	(379,658)	76,185	(23,781,556)	14,763,072	(117,277)	307,373
Contract owners’ equity at beginning of period	18,900,216	16,555,473	2,608,848	2,532,663	165,112,458	150,349,386	1,451,507	1,144,134

Contract owners’ equity at end of period	$12,640,274	18,900,216	2,229,190	2,608,848	141,330,902	165,112,458	1,334,230	1,451,507

CHANGE IN UNITS:
Beginning units	223,307	246,911	88,874	105,594	3,842,548	4,321,205	109,905	83,631
Units purchased	2,730	3,287	2,191	7,287	104,864	73,325	37,053	105,875
Units redeemed	(21,021)	(26,891)	(9,423)	(24,007)	(444,003)	(551,982)	(18,817)	(79,601)

Ending units	205,016	223,307	81,642	88,874	3,503,409	3,842,548	128,141	109,905

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	FF10S		FF10S2		FF20S		FF20S2
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$63,113	(16,987)	243	112	93,264	(10,723)	(98)	(1,397)
Realized gain (loss) on investments	(789,535)	279,197	(963)	241	(1,091,102)	330,051	2,814	5,616
Change in unrealized gain (loss) on investments	(1,070,003)	(165,165)	(1,465)	(86)	(2,216,581)	(2,328)	(35,153)	(2,142)
Reinvested capital gains	478,074	322,747	617	507	1,054,725	629,349	10,972	6,729

Net increase (decrease) in contract owners’ equity resulting from operations	(1,318,351)	419,792	(1,568)	774	(2,159,694)	946,349	(21,465)	8,806

Equity transactions:
Purchase payments received from contract owners (note 4)	132,159	7,388	-	-	291,571	89,189	-	-
Transfers between funds	(1,473,973)	440,951	-	-	116,100	(33,363)	-	-
Redemptions (notes 2, 3, and 4)	(471,146)	(911,501)	(278)	(4,282)	(584,063)	(917,672)	(8,900)	(9,397)
Adjustments to maintain reserves	88,849	(116)	3,390	1,322	160,513	52	3	3

Net equity transactions	(1,724,111)	(463,278)	3,112	(2,960)	(15,879)	(861,794)	(8,897)	(9,394)

Net change in contract owners’ equity	(3,042,462)	(43,486)	1,544	(2,186)	(2,175,573)	84,555	(30,362)	(588)
Contract owners’ equity at beginning of period	8,893,027	8,936,513	11,246	13,432	11,752,301	11,667,746	125,056	125,644

Contract owners’ equity at end of period	$5,850,565	8,893,027	12,790	11,246	9,576,728	11,752,301	94,694	125,056

CHANGE IN UNITS:
Beginning units	424,077	445,767	-	-	504,075	543,367	-	-
Units purchased	24,394	69,869	-	-	41,883	29,041	-	-
Units redeemed	(121,495)	(91,559)	-	-	(52,086)	(68,333)	-	-

Ending units	326,976	424,077	-	-	493,872	504,075	-	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	FF30S		FF30S2		FG2		FGI2
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$67,261	(14,385)	(235)	(2,096)	(44,546)	(67,988)	16,055	22,393
Realized gain (loss) on investments	(383,076)	392,471	6,459	35,983	(269,066)	608,406	98,088	96,442
Change in unrealized gain (loss) on investments	(2,217,900)	289,815	(35,266)	(22,816)	(1,003,481)	(636,269)	(436,232)	155,576
Reinvested capital gains	590,342	423,085	7,398	7,493	237,197	803,747	58,638	77,199

Net increase (decrease) in contract owners’ equity resulting from operations	(1,943,373)	1,090,986	(21,644)	18,564	(1,079,896)	707,896	(263,451)	351,610

Equity transactions:
Purchase payments received from contract owners (note 4)	88,604	79,344	-	-	-	81,764	172,731	29,804
Transfers between funds	229,334	716,268	-	-	84,754	(232,577)	1,077,429	471,803
Redemptions (notes 2, 3, and 4)	(779,158)	(1,359,584)	(30,572)	(89,155)	(178,415)	(337,721)	(145,546)	(169,067)
Adjustments to maintain reserves	163,655	(57)	(168)	75	87,670	18	94,135	(79)

Net equity transactions	(297,565)	(564,029)	(30,740)	(89,080)	(5,991)	(488,516)	1,198,749	332,461

Net change in contract owners’ equity	(2,240,938)	526,957	(52,384)	(70,516)	(1,085,887)	219,380	935,298	684,071
Contract owners’ equity at beginning of period	10,198,469	9,671,512	126,267	196,783	3,872,284	3,652,904	1,979,781	1,295,710

Contract owners’ equity at end of period	$7,957,531	10,198,469	73,883	126,267	2,786,397	3,872,284	2,915,079	1,979,781

CHANGE IN UNITS:
Beginning units	391,355	412,830	-	-	76,196	86,580	99,791	80,998
Units purchased	40,326	37,988	-	-	3,582	19,962	83,995	56,560
Units redeemed	(59,971)	(59,463)	-	-	(5,615)	(30,346)	(27,061)	(37,767)

Ending units	371,710	391,355	-	-	74,163	76,196	156,725	99,791

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	FGOS		FGS		FHIS		FIGBS
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$(18,114)	(26,459)	(1,115,302)	(2,647,337)	929,342	1,177,936	237,584	249,666
Realized gain (loss) on investments	53,098	267,491	6,053,627	19,738,099	(4,093,028)	505,977	(487,659)	453,861
Change in unrealized gain (loss) on investments	(1,242,292)	(214,532)	(80,397,247)	(19,526,299)	(1,832,136)	(381,105)	(5,068,793)	(2,225,439)
Reinvested capital gains	324,998	209,242	14,551,555	50,010,909	-	-	1,374,517	867,094

Net increase (decrease) in contract owners’ equity resulting from operations	(882,310)	235,742	(60,907,367)	47,575,372	(4,995,822)	1,302,808	(3,944,351)	(654,818)

Equity transactions:
Purchase payments received from contract owners (note 4)	13,524	53,092	1,595,150	2,141,602	231,214	357,450	398,240	143,697
Transfers between funds	54,581	140,774	(5,918,181)	(5,677,674)	194,197	(607,098)	(2,150,643)	(1,487,378)
Redemptions (notes 2, 3, and 4)	(90,905)	(350,656)	(15,734,033)	(24,382,178)	(2,437,924)	(2,712,937)	(2,029,117)	(3,331,061)
Adjustments to maintain reserves	(907)	172	5,359	(17,177)	21,617	3	51,713	(5,120)

Net equity transactions	(23,707)	(156,618)	(20,051,705)	(27,935,427)	(1,990,896)	(2,962,582)	(3,729,807)	(4,679,862)

Net change in contract owners’ equity	(906,017)	79,124	(80,959,072)	19,639,945	(6,986,718)	(1,659,774)	(7,674,158)	(5,334,680)
Contract owners’ equity at beginning of period	2,288,313	2,209,189	248,737,200	229,097,255	30,329,011	31,988,785	29,570,386	34,905,066

Contract owners’ equity at end of period	$1,382,296	2,288,313	167,778,128	248,737,200	23,342,293	30,329,011	21,896,228	29,570,386

CHANGE IN UNITS:
Beginning units	32,835	35,083	3,448,588	3,860,121	1,435,662	1,566,897	1,663,378	1,926,738
Units purchased	2,768	3,472	70,476	97,230	1,981,673	1,204,279	73,252	170,153
Units redeemed	(3,139)	(5,720)	(402,895)	(508,763)	(2,154,551)	(1,335,514)	(311,289)	(433,513)

Ending units	32,464	32,835	3,116,169	3,448,588	1,262,784	1,435,662	1,425,341	1,663,378

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	FMC2		FMCS		FNRS2		FO2
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$(14,900)	(59,553)	(130,418)	(132,044)	192,104	82,282	(7,855)	(15,420)
Realized gain (loss) on investments	(859)	1,008,966	348,657	579,912	4,466,392	(737,542)	43,268	67,508
Change in unrealized gain (loss) on investments	(239,908)	(304,805)	(5,470,929)	809,298	(451,328)	2,597,727	(271,121)	36,846
Reinvested capital gains	67,003	188,634	1,185,214	3,370,711	-	-	7,566	78,180

Net increase (decrease) in contract owners’ equity resulting from operations	(188,664)	833,242	(4,067,476)	4,627,877	4,207,168	1,942,467	(228,142)	167,114

Equity transactions:
Purchase payments received from contract owners (note 4)	-	53	87,001	241,884	136,454	98,328	12,422	22,449
Transfers between funds	(21,950)	(3,013,405)	(521,641)	(820,380)	5,877,146	2,207,319	2,241	(17,298)
Redemptions (notes 2, 3, and 4)	(79,788)	(303,849)	(1,710,636)	(1,885,862)	(1,617,969)	(559,409)	(85,871)	(179,522)
Adjustments to maintain reserves	94,744	(462)	630,503	(1,978)	867,415	(98)	(47,328)	54

Net equity transactions	(6,994)	(3,317,663)	(1,514,773)	(2,466,336)	5,263,046	1,746,140	(118,536)	(174,317)

Net change in contract owners’ equity	(195,658)	(2,484,421)	(5,582,249)	2,161,541	9,470,214	3,688,607	(346,678)	(7,203)
Contract owners’ equity at beginning of period	1,141,282	3,625,703	22,196,466	20,034,925	7,248,579	3,559,972	1,053,409	1,060,612

Contract owners’ equity at end of period	$945,624	1,141,282	16,614,217	22,196,466	16,718,793	7,248,579	706,731	1,053,409

CHANGE IN UNITS:
Beginning units	-	61,079	683,828	765,914	813,411	613,980	68,285	80,631
Units purchased	-	898	17,750	20,410	878,879	544,281	1,412	3,611
Units redeemed	-	(61,977)	(94,292)	(102,496)	(529,868)	(344,850)	(7,830)	(15,957)

Ending units	-	-	607,286	683,828	1,162,422	813,411	61,867	68,285

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	FOS		FRESS2		FVSS		FVSS2
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$(26,282)	(174,477)	(1,945)	(1,417)	(12,858)	25,394	(1,949)	(1,913)
Realized gain (loss) on investments	177,147	1,108,604	(188,223)	192,734	834,798	451,400	30,614	15,448
Change in unrealized gain (loss) on investments	(7,105,717)	1,524,403	(226,651)	25,718	(2,274,616)	979,331	(60,082)	36,661
Reinvested capital gains	190,368	1,936,088	41,328	5,030	372,357	740,818	15,877	21,140

Net increase (decrease) in contract owners’ equity resulting from operations	(6,764,484)	4,394,618	(375,491)	222,065	(1,080,319)	2,196,943	(15,540)	71,336

Equity transactions:
Purchase payments received from contract owners (note 4)	237,044	207,149	9,504	321	13,451	84,390	1,683	1,669
Transfers between funds	209,289	(962,190)	170,440	223,958	(270,289)	877,167	52,833	(1,987)
Redemptions (notes 2, 3, and 4)	(1,290,669)	(2,122,315)	(81,426)	(110,066)	(646,105)	(691,861)	(11,771)	(48,714)
Adjustments to maintain reserves	9,998	(500)	29,329	(71)	340,440	(520)	(7,221)	(27)

Net equity transactions	(834,338)	(2,877,856)	127,847	114,142	(562,503)	269,176	35,524	(49,059)

Net change in contract owners’ equity	(7,598,822)	1,516,762	(247,644)	336,207	(1,642,822)	2,466,119	19,984	22,277
Contract owners’ equity at beginning of period	26,587,664	25,070,902	903,169	566,962	9,254,089	6,787,970	270,078	247,801

Contract owners’ equity at end of period	$18,988,842	26,587,664	655,525	903,169	7,611,267	9,254,089	290,062	270,078

CHANGE IN UNITS:
Beginning units	842,691	939,560	62,184	53,532	211,392	204,170	7,533	8,971
Units purchased	54,281	38,384	69,663	73,861	28,504	89,224	15,704	62
Units redeemed	(90,175)	(135,253)	(69,069)	(65,209)	(50,224)	(82,002)	(10,467)	(1,500)

Ending units	806,797	842,691	62,778	62,184	189,672	211,392	12,770	7,533

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	FTVDM2		FTVFA2		FTVGI2		FTVIS2
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$35,068	(8,073)	13,070	21,405	(111,646)	(137,349)	972,147	973,149
Realized gain (loss) on investments	(87,617)	203,068	(153,558)	(79,532)	(878,099)	(661,152)	108,837	(105,900)
Change in unrealized gain (loss) on investments	(801,767)	(467,020)	(630,016)	375,511	294,651	21,738	(3,414,216)	3,042,181
Reinvested capital gains	176,044	66,517	252,425	-	-	-	515,548	-

Net increase (decrease) in contract owners’ equity resulting from operations	(678,272)	(205,508)	(518,079)	317,384	(695,094)	(776,763)	(1,817,684)	3,909,430

Equity transactions:
Purchase payments received from contract owners (note 4)	6,391	68,990	537	4,857	46,241	52,461	494,789	155,571
Transfers between funds	58,253	45,773	108,547	(175,910)	(830,979)	354,783	1,130,269	(729,236)
Redemptions (notes 2, 3, and 4)	(207,370)	(192,228)	(196,382)	(188,326)	(1,065,788)	(1,130,706)	(2,806,649)	(2,567,343)
Adjustments to maintain reserves	(141)	(186)	(334)	(49)	1,248	41	1,048	530

Net equity transactions	(142,867)	(77,651)	(87,632)	(359,428)	(1,849,278)	(723,421)	(1,180,543)	(3,140,478)

Net change in contract owners’ equity	(821,139)	(283,159)	(605,711)	(42,044)	(2,544,372)	(1,500,184)	(2,998,227)	768,952
Contract owners’ equity at beginning of period	2,994,669	3,277,828	3,116,681	3,158,725	11,707,842	13,208,026	27,542,839	26,773,887

Contract owners’ equity at end of period	$2,173,530	2,994,669	2,510,970	3,116,681	9,163,470	11,707,842	24,544,612	27,542,839

CHANGE IN UNITS:
Beginning units	215,032	218,787	162,293	181,759	1,335,226	1,415,389	1,241,272	1,392,650
Units purchased	18,979	54,711	14,873	3,695	66,242	146,314	175,895	41,926
Units redeemed	(30,692)	(58,466)	(19,724)	(23,161)	(286,662)	(226,477)	(230,380)	(193,304)

Ending units	203,319	215,032	157,442	162,293	1,114,806	1,335,226	1,186,787	1,241,272

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	FTVRD2		FTVSV2		TIF2		GVGMNS
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$(3,107)	(3,339)	(9,554)	(4,778)	48,927	24,242	(371)	(496)
Realized gain (loss) on investments	14,869	14,723	(249,117)	(139,680)	(64,418)	(58,554)	(2,975)	3,160
Change in unrealized gain (loss) on investments	(152,285)	101,109	(2,052,970)	1,522,468	(269,339)	133,172	(5,701)	(531)
Reinvested capital gains	67,170	19,078	1,373,318	230,234	-	-	1,230	4,675

Net increase (decrease) in contract owners’ equity resulting from operations	(73,353)	131,571	(938,323)	1,608,244	(284,830)	98,860	(7,817)	6,808

Equity transactions:
Purchase payments received from contract owners (note 4)	-	101	223,232	39,318	32,342	14,082	-	-
Transfers between funds	(7,711)	(1,143)	(40,202)	461,320	170,667	(150,693)	491	2,292
Redemptions (notes 2, 3, and 4)	(67,110)	(75,312)	(580,855)	(536,948)	(159,312)	(226,132)	(1,590)	(26,916)
Adjustments to maintain reserves	9,780	32	149	(98)	20,017	(160)	42	(14)

Net equity transactions	(65,041)	(76,322)	(397,676)	(36,408)	63,714	(362,903)	(1,057)	(24,638)

Net change in contract owners’ equity	(138,394)	55,249	(1,335,999)	1,571,836	(221,116)	(264,043)	(8,874)	(17,830)
Contract owners’ equity at beginning of period	627,170	571,921	8,478,261	6,906,425	2,647,707	2,911,750	38,868	56,698

Contract owners’ equity at end of period	$488,776	627,170	7,142,262	8,478,261	2,426,591	2,647,707	29,994	38,868

CHANGE IN UNITS:
Beginning units	-	-	286,845	287,835	271,945	309,515	2,473	4,141
Units purchased	-	-	28,270	58,852	79,455	19,253	34	158
Units redeemed	-	-	(42,822)	(59,842)	(79,514)	(56,823)	(117)	(1,826)

Ending units	-	-	272,293	286,845	271,886	271,945	2,390	2,473

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	GVMSAS		RVARS		SBLD		SBLJ
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$887	1,159	2,996	(7,369)	2,138	792	(831)	(736)
Realized gain (loss) on investments	(7,230)	2,337	11,005	5,666	254	5,844	(1,360)	5,278
Change in unrealized gain (loss) on investments	(2,091)	(2,713)	(90,522)	28,264	(64,944)	29,380	(68,857)	(6,788)
Reinvested capital gains	-	-	14,264	15,163	40,986	-	32,735	17,414

Net increase (decrease) in contract owners’ equity resulting from operations	(8,434)	783	(62,257)	41,724	(21,566)	36,016	(38,313)	15,168

Equity transactions:
Purchase payments received from contract owners (note 4)	408	165	404	165	1,797	1,791	1,325	1,213
Transfers between funds	18,563	82,107	938,863	110,665	18,008	170	30,800	5,091
Redemptions (notes 2, 3, and 4)	(58,971)	(1,953)	(76,157)	(42,704)	(1,645)	(12,699)	(962)	(15,158)
Adjustments to maintain reserves	312	(20)	174	1	(15)	4	60	(23)

Net equity transactions	(39,688)	80,299	863,284	68,127	18,145	(10,734)	31,223	(8,877)

Net change in contract owners’ equity	(48,122)	81,082	801,027	109,851	(3,421)	25,282	(7,090)	6,291
Contract owners’ equity at beginning of period	105,585	24,503	695,839	585,988	203,333	178,051	126,867	120,576

Contract owners’ equity at end of period	$57,463	105,585	1,496,866	695,839	199,912	203,333	119,777	126,867

CHANGE IN UNITS:
Beginning units	9,509	2,287	60,555	54,574	9,948	10,489	3,694	3,949
Units purchased	1,798	11,189	96,602	12,326	1,149	126	1,326	291
Units redeemed	(5,729)	(3,967)	(22,186)	(6,345)	(219)	(667)	(141)	(546)

Ending units	5,578	9,509	134,971	60,555	10,878	9,948	4,879	3,694

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	SBLN		SBLO		SBLP		SBLQ
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$(1,690)	(2,805)	11	2,105	15,115	11,652	(2,463)	(2,282)
Realized gain (loss) on investments	2,918	10,020	1,122	6,191	(8,009)	(2,291)	(1,091)	608
Change in unrealized gain (loss) on investments	(173,446)	19,937	(25,751)	43,045	(40,623)	3,384	(56,672)	129,862
Reinvested capital gains	54,965	43,386	18,634	1,428	-	-	29,522	-

Net increase (decrease) in contract owners’ equity resulting from operations	(117,253)	70,538	(5,984)	52,769	(33,517)	12,745	(30,704)	128,188

Equity transactions:
Purchase payments received from contract owners (note 4)	2,017	1,791	137	563	2,429	2,646	9,718	13,147
Transfers between funds	171	3,123	(58,594)	41,836	18,267	27,206	9,103	852
Redemptions (notes 2, 3, and 4)	(20,718)	(37,405)	(24,827)	(53,754)	(22,408)	(23,430)	(38,695)	(37,540)
Adjustments to maintain reserves	70	3	22	(102)	(30)	76	18	(183)

Net equity transactions	(18,460)	(32,488)	(83,262)	(11,457)	(1,742)	6,498	(19,856)	(23,724)

Net change in contract owners’ equity	(135,713)	38,050	(89,246)	41,312	(35,259)	19,243	(50,560)	104,464
Contract owners’ equity at beginning of period	684,999	646,949	263,922	222,610	302,893	283,650	620,528	516,064

Contract owners’ equity at end of period	$549,286	684,999	174,676	263,922	267,634	302,893	569,968	620,528

CHANGE IN UNITS:
Beginning units	27,786	29,189	9,156	9,716	13,208	12,897	21,015	21,802
Units purchased	89	538	5	1,876	1,631	1,348	791	656
Units redeemed	(873)	(1,941)	(2,962)	(2,436)	(1,772)	(1,037)	(1,523)	(1,443)

Ending units	27,002	27,786	6,199	9,156	13,067	13,208	20,283	21,015

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	SBLV		SBLX		SBLY		ACC2
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$(3,679)	8,483	(513)	(645)	(987)	(897)	(12,171)	(7,536)
Realized gain (loss) on investments	22,425	30,934	(6,823)	3,400	2,634	790	427,294	222,416
Change in unrealized gain (loss) on investments	(222,112)	264,974	(38,015)	(1,013)	(87,542)	7,194	(549,158)	505,900
Reinvested capital gains	158,395	-	21,797	3,111	31,419	24,563	79,197	-

Net increase (decrease) in contract owners’ equity resulting from operations	(44,971)	304,391	(23,554)	4,853	(54,476)	31,650	(54,838)	720,780

Equity transactions:
Purchase payments received from contract owners (note 4)	22,923	33,333	1,256	1,200	5,131	5,674	14,344	15,534
Transfers between funds	(21,064)	104,446	544	(1,440)	(1,598)	39,013	67,431	(375,405)
Redemptions (notes 2, 3, and 4)	(67,821)	(194,947)	(10,387)	(7,074)	(10,802)	(1,605)	(219,636)	(260,800)
Adjustments to maintain reserves	109	(30)	24	29	(8)	6	29,441	8

Net equity transactions	(65,853)	(57,198)	(8,563)	(7,285)	(7,277)	43,088	(108,420)	(620,663)

Net change in contract owners’ equity	(110,824)	247,193	(32,117)	(2,432)	(61,753)	74,738	(163,258)	100,117
Contract owners’ equity at beginning of period	1,576,564	1,329,371	84,667	87,099	180,760	106,022	2,671,865	2,571,748

Contract owners’ equity at end of period	$1,465,740	1,576,564	52,550	84,667	119,007	180,760	2,508,607	2,671,865

CHANGE IN UNITS:
Beginning units	50,518	52,127	2,713	2,942	4,070	3,022	84,869	106,659
Units purchased	2,425	6,885	100	64	189	1,083	3,955	9,497
Units redeemed	(4,563)	(8,494)	(492)	(293)	(346)	(35)	(8,498)	(31,287)

Ending units	48,380	50,518	2,321	2,713	3,913	4,070	80,326	84,869

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	ACEG		ACEG2		AVCE2		AVGI
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$(169)	(252)	-	(40,140)	(5,764)	(7,226)	(13)	(20)
Realized gain (loss) on investments	19	16,544	-	809,534	(6,647)	3,990	(22)	2
Change in unrealized gain (loss) on investments	(10,072)	(14,983)	-	(622,940)	(160,004)	93,964	(931)	524
Reinvested capital gains	3,971	2,241	-	325,670	60,528	10,782	362	57

Net increase (decrease) in contract owners’ equity resulting from operations	(6,251)	3,550	-	472,124	(111,887)	101,510	(604)	563

Equity transactions:
Purchase payments received from contract owners (note 4)	139	139	-	45,515	-	-	-	-
Transfers between funds	-	-	-	(3,526,593)	95	324	-	-
Redemptions (notes 2, 3, and 4)	(382)	(51,809)	-	(175,707)	(66,230)	(4,266)	-	(1)
Adjustments to maintain reserves	28	(35)	-	(26)	1,801	(50)	10	(3)

Net equity transactions	(215)	(51,705)	-	(3,656,811)	(64,334)	(3,992)	10	(4)

Net change in contract owners’ equity	(6,466)	(48,155)	-	(3,184,687)	(176,221)	97,518	(594)	559
Contract owners’ equity at beginning of period	19,490	67,645	-	3,184,687	506,588	409,070	2,728	2,169

Contract owners’ equity at end of period	$13,024	19,490	-	-	330,367	506,588	2,134	2,728

CHANGE IN UNITS:
Beginning units	511	1,978	-	88,763	19,619	19,781	79	79
Units purchased	5	4	-	21,131	4	12	-	-
Units redeemed	(15)	(1,471)	-	(109,894)	(3,188)	(174)	-	-

Ending units	501	511	-	-	16,435	19,619	79	79

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	IVHS		IVKEI1		IVMCC2		IVRE
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$(4,625)	(4,127)	1,717	2,857	(1,525)	(1,544)	2,638	3,468
Realized gain (loss) on investments	244	9,241	32,059	3,297	(12,307)	(2,281)	(3,441)	80
Change in unrealized gain (loss) on investments	(119,419)	(4,505)	(121,965)	56,455	(41,855)	36,889	(50,889)	36,534
Reinvested capital gains	57,485	47,187	48,935	4,188	29,620	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(66,315)	47,796	(39,254)	66,797	(26,067)	33,064	(51,692)	40,082

Equity transactions:
Purchase payments received from contract owners (note 4)	9,077	10,668	-	-	(1,676)	-	2,521	5,596
Transfers between funds	22,247	24,641	(32,760)	-	(638)	11,598	7,987	26,231
Redemptions (notes 2, 3, and 4)	(16,670)	(81,154)	(15,977)	(29,217)	(47,455)	(3,789)	(44,166)	(7,784)
Adjustments to maintain reserves	31	(74)	2,672	-	423	(7)	76	(61)

Net equity transactions	14,685	(45,919)	(46,065)	(29,217)	(49,346)	7,802	(33,582)	23,982

Net change in contract owners’ equity	(51,630)	1,877	(85,319)	37,580	(75,413)	40,866	(85,274)	64,064
Contract owners’ equity at beginning of period	465,827	463,950	442,616	405,036	201,672	160,806	223,693	159,629

Contract owners’ equity at end of period	$414,197	465,827	357,297	442,616	126,259	201,672	138,419	223,693

CHANGE IN UNITS:
Beginning units	12,565	13,904	20,023	21,489	9,109	8,850	12,502	11,092
Units purchased	1,141	1,026	-	-	72	1,219	750	2,016
Units redeemed	(674)	(2,365)	(2,284)	(1,466)	(2,441)	(960)	(2,824)	(606)

Ending units	13,032	12,565	17,739	20,023	6,740	9,109	10,428	12,502

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	OVAG		OVAG2		OVGI		OVGIS
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$(595,057)	(820,891)	(17,121)	(24,204)	(1,074)	(220,501)	-	(13,314)
Realized gain (loss) on investments	315,753	5,348,504	114,211	228,390	(15,828)	20,346,433	-	292,971
Change in unrealized gain (loss) on investments	(38,098,991)	(227,150)	(1,135,579)	(127,870)	(177,616)	(4,935,116)	-	(64,403)
Reinvested capital gains	14,793,557	7,858,690	404,881	228,159	112,530	4,816,542	-	66,816

Net increase (decrease) in contract owners’ equity resulting from operations	(23,584,738)	12,159,153	(633,608)	304,475	(81,988)	20,007,358	-	282,070

Equity transactions:
Purchase payments received from contract owners (note 4)	504,656	944,351	323	62,832	16	495,962	-	53,739
Transfers between funds	(546,733)	(2,652,176)	(260,962)	194,954	(104)	(93,650,479)	-	(1,248,924)
Redemptions (notes 2, 3, and 4)	(3,747,006)	(7,638,886)	(114,654)	(73,685)	(12,435)	(5,802,704)	-	(291,874)
Adjustments to maintain reserves	(6,137)	476	1,365	(51)	8,922	(32,708)	-	52

Net equity transactions	(3,795,220)	(9,346,235)	(373,928)	184,050	(3,601)	(98,989,929)	-	(1,487,007)

Net change in contract owners’ equity	(27,379,958)	2,812,918	(1,007,536)	488,525	(85,589)	(78,982,571)	-	(1,204,937)
Contract owners’ equity at beginning of period	75,547,909	72,734,991	2,217,563	1,729,038	353,780	79,336,351	-	1,204,937

Contract owners’ equity at end of period	$48,167,951	75,547,909	1,210,027	2,217,563	268,191	353,780	-	-

CHANGE IN UNITS:
Beginning units	1,232,238	1,397,273	123,455	111,981	-	2,111,151	-	42,077
Units purchased	35,926	58,750	14,811	53,216	-	17,116	-	1,526
Units redeemed	(118,084)	(223,785)	(39,881)	(41,742)	-	(2,128,267)	-	(43,603)

Ending units	1,150,080	1,232,238	98,385	123,455	-	-	-	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	OVGR		OVGS		OVGSS		OVIGS
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$(41,407)	(52,138)	(863,115)	(1,242,792)	(11,650)	(16,884)	(9,811)	(15,565)
Realized gain (loss) on investments	(1,900)	176,625	(29,844)	4,888,612	14,051	113,727	(2,856)	122,949
Change in unrealized gain (loss) on investments	(2,749,225)	525,281	(45,675,991)	5,469,325	(399,742)	(30,989)	(500,213)	(94,573)
Reinvested capital gains	1,286,460	245,780	12,753,020	5,422,677	108,123	44,969	157,120	116,916

Net increase (decrease) in contract owners’ equity resulting from operations	(1,506,072)	895,548	(33,815,930)	14,537,822	(289,218)	110,823	(355,760)	129,727

Equity transactions:
Purchase payments received from contract owners (note 4)	68,877	28,659	725,434	863,769	4	353	15,987	(83)
Transfers between funds	(44,802)	(28,336)	(497,480)	(4,317,923)	-	(50,424)	(83,629)	(285,372)
Redemptions (notes 2, 3, and 4)	(179,305)	(505,984)	(6,585,056)	(11,222,643)	(44,249)	(104,176)	(43,377)	(234,681)
Adjustments to maintain reserves	2,061	896	(9,046)	46	1,758	392	(70)	(27)

Net equity transactions	(153,169)	(504,765)	(6,366,148)	(14,676,751)	(42,487)	(153,855)	(111,089)	(520,163)

Net change in contract owners’ equity	(1,659,241)	390,783	(40,182,078)	(138,929)	(331,705)	(43,032)	(466,849)	(390,436)
Contract owners’ equity at beginning of period	4,814,765	4,423,982	105,692,060	105,830,989	880,178	923,210	1,299,013	1,689,449

Contract owners’ equity at end of period	$3,155,524	4,814,765	65,509,982	105,692,060	548,473	880,178	832,164	1,299,013

CHANGE IN UNITS:
Beginning units	71,928	80,153	2,478,033	2,834,665	20,844	24,776	88,966	125,849
Units purchased	2,396	1,502	90,053	77,942	-	2,872	4,325	11,310
Units redeemed	(5,541)	(9,727)	(290,776)	(434,574)	(1,413)	(6,804)	(14,309)	(48,193)

Ending units	68,783	71,928	2,277,310	2,478,033	19,431	20,844	78,982	88,966

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	OVSB		OVSBS		OVSC		OVSCS
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$(22,580)	85,404	(10,427)	15,185	(37,573)	(57,712)	(1,003)	(1,326)
Realized gain (loss) on investments	(457,244)	(25,888)	(140,167)	(24,281)	122,017	373,009	2,899	6,289
Change in unrealized gain (loss) on investments	177,363	(184,529)	60,793	(35,459)	(2,113,716)	667,869	(33,378)	10,321
Reinvested capital gains	-	-	-	-	740,809	483,947	11,263	7,506

Net increase (decrease) in contract owners’ equity resulting from operations	(302,461)	(125,013)	(89,801)	(44,555)	(1,288,463)	1,467,113	(20,219)	22,790

Equity transactions:
Purchase payments received from contract owners (note 4)	7,740	47,109	-	3,819	88,500	155,623	-	590
Transfers between funds	(17,081)	(43,771)	(25,784)	8,289	(172,592)	(317,907)	-	(8,896)
Redemptions (notes 2, 3, and 4)	(271,498)	(377,646)	(46,768)	(171,684)	(414,748)	(556,534)	(11,192)	(12,415)
Adjustments to maintain reserves	9,934	(96)	7,968	(53)	(344)	(369)	(68)	(547)

Net equity transactions	(270,905)	(374,404)	(64,584)	(159,629)	(499,184)	(719,187)	(11,260)	(21,268)

Net change in contract owners’ equity	(573,366)	(499,417)	(154,385)	(204,184)	(1,787,647)	747,926	(31,479)	1,522
Contract owners’ equity at beginning of period	2,404,551	2,903,968	671,885	876,069	7,841,028	7,093,102	119,386	117,864

Contract owners’ equity at end of period	$1,831,185	2,404,551	517,500	671,885	6,053,381	7,841,028	87,907	119,386

CHANGE IN UNITS:
Beginning units	218,574	251,724	38,663	47,899	230,510	252,567	-	-
Units purchased	21,319	21,786	153	966	18,449	21,738	-	-
Units redeemed	(50,022)	(54,936)	(4,763)	(10,202)	(35,112)	(43,795)	-	-

Ending units	189,871	218,574	34,053	38,663	213,847	230,510	-	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	WRASP		WRBDP		WRBP		WRCEP
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$197,778	250,174	369,733	293,032	91	11,501	(628,540)	(471,791)
Realized gain (loss) on investments	(1,605,169)	(237,342)	(722,733)	(110,632)	(21,420)	5,940,804	509,919	2,453,623
Change in unrealized gain (loss) on investments	(11,244,759)	(721,377)	(5,688,722)	(2,232,927)	(4,136)	(3,243,793)	(30,847,410)	15,391,766
Reinvested capital gains	3,771,831	5,842,337	761,647	1,354,455	17,226	2,122,743	14,803,829	3,244,363

Net increase (decrease) in contract owners’ equity resulting from operations	(8,880,319)	5,133,792	(5,280,075)	(696,072)	(8,239)	4,831,255	(16,162,202)	20,617,961

Equity transactions:
Purchase payments received from contract owners (note 4)	285,431	522,575	179,962	584,228	1	253,844	688,415	806,331
Transfers between funds	(876,758)	(2,421,729)	(294,019)	1,269,558	-	(36,572,141)	(2,083,332)	(3,173,211)
Redemptions (notes 2, 3, and 4)	(3,873,385)	(5,409,520)	(2,610,749)	(3,608,559)	(7,545)	(2,746,010)	(7,963,197)	(8,260,883)
Adjustments to maintain reserves	(17,075)	242	6,521	(3)	110	(109)	(36,942)	(114)

Net equity transactions	(4,481,787)	(7,308,432)	(2,718,285)	(1,754,776)	(7,434)	(39,064,416)	(9,395,056)	(10,627,877)

Net change in contract owners’ equity	(13,362,106)	(2,174,640)	(7,998,360)	(2,450,848)	(15,673)	(34,233,161)	(25,557,258)	9,990,084
Contract owners’ equity at beginning of period	57,439,865	59,614,505	32,288,966	34,739,814	52,285	34,285,446	90,051,548	80,061,464

Contract owners’ equity at end of period	$44,077,759	57,439,865	24,290,606	32,288,966	36,612	52,285	64,494,290	90,051,548

CHANGE IN UNITS:
Beginning units	1,366,338	1,548,990	1,617,707	1,709,494	-	1,145,806	2,109,236	2,394,864
Units purchased	31,991	46,979	95,981	212,454	-	43,782	47,258	53,823
Units redeemed	(154,787)	(229,631)	(252,393)	(304,241)	-	(1,189,588)	(308,643)	(339,451)

Ending units	1,243,542	1,366,338	1,461,295	1,617,707	-	-	1,847,851	2,109,236

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	WRDIV		WRENG		WRGNR		WRGP
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$204,219	90,299	32,983	4,492	15,743	13,931	(1,089,632)	(1,357,573)
Realized gain (loss) on investments	(628,806)	(243,399)	(104,872)	(283,907)	(80,632)	(80,057)	(1,093,266)	2,974,882
Change in unrealized gain (loss) on investments	(2,461,102)	1,393,958	709,276	705,884	507,518	668,694	(58,424,063)	17,627,567
Reinvested capital gains	1,788,493	-	-	-	-	-	24,495,420	11,738,932

Net increase (decrease) in contract owners’ equity resulting from operations	(1,097,196)	1,240,858	637,387	426,469	442,629	602,568	(36,111,541)	30,983,808

Equity transactions:
Purchase payments received from contract owners (note 4)	71,866	80,015	9,753	10,061	54,516	110,288	1,363,035	2,387,699
Transfers between funds	(363,492)	(192,400)	(141,616)	(131,741)	(403,316)	(183,782)	(4,890,359)	(4,120,140)
Redemptions (notes 2, 3, and 4)	(539,860)	(735,961)	(60,421)	(49,895)	(141,644)	(224,689)	(10,019,241)	(12,634,972)
Adjustments to maintain reserves	362	(142)	541	(50)	4,444	(23)	(43,437)	1,289

Net equity transactions	(831,124)	(848,488)	(191,743)	(171,625)	(486,000)	(298,206)	(13,590,002)	(14,366,124)

Net change in contract owners’ equity	(1,928,320)	392,370	445,644	254,844	(43,371)	304,362	(49,701,543)	16,617,684
Contract owners’ equity at beginning of period	8,748,498	8,356,128	1,331,772	1,076,928	2,735,298	2,430,936	132,722,930	116,105,246

Contract owners’ equity at end of period	$6,820,178	8,748,498	1,777,416	1,331,772	2,691,927	2,735,298	83,021,387	132,722,930

CHANGE IN UNITS:
Beginning units	295,122	326,934	206,560	234,570	271,512	302,646	2,452,487	2,769,933
Units purchased	11,258	17,656	37,778	24,975	14,312	20,255	74,422	86,608
Units redeemed	(43,917)	(49,468)	(59,022)	(52,985)	(56,696)	(51,389)	(396,321)	(404,054)

Ending units	262,463	295,122	185,316	206,560	229,128	271,512	2,130,588	2,452,487

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	WRHIP		WRI2P		WRIP		WRLTBP
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$1,762,838	1,847,822	93,692	(1,382)	(54,074)	(213,594)	9,204	17,348
Realized gain (loss) on investments	(571,078)	(554,369)	5,264	74,903	167,830	(1,623,101)	(21,343)	37,696
Change in unrealized gain (loss) on investments	(5,516,958)	596,615	(2,076,080)	987,352	(6,344,356)	3,958,782	(254,404)	(140,442)
Reinvested capital gains	-	-	596,733	-	2,449,712	943,697	31,845	17,491

Net increase (decrease) in contract owners’ equity resulting from operations	(4,325,198)	1,890,068	(1,380,391)	1,060,873	(3,780,888)	3,065,784	(234,698)	(67,907)

Equity transactions:
Purchase payments received from contract owners (note 4)	230,808	543,973	88,234	93,293	199,343	389,725	49,451	3,002
Transfers between funds	(1,682,264)	(502,847)	(55,136)	330,062	(605,305)	(657,485)	628,583	877,109
Redemptions (notes 2, 3, and 4)	(2,271,967)	(4,352,147)	(473,910)	(652,102)	(1,292,393)	(1,689,735)	(399,324)	(658,505)
Adjustments to maintain reserves	(16,723)	(123)	810	51	7,835	42	(72)	(83)

Net equity transactions	(3,740,146)	(4,311,144)	(440,002)	(228,696)	(1,690,520)	(1,957,453)	278,638	221,523

Net change in contract owners’ equity	(8,065,344)	(2,421,076)	(1,820,393)	832,177	(5,471,408)	1,108,331	43,940	153,616
Contract owners’ equity at beginning of period	37,206,610	39,627,686	9,057,971	8,225,794	20,525,858	19,417,527	4,305,195	4,151,579

Contract owners’ equity at end of period	$29,141,266	37,206,610	7,237,578	9,057,971	15,054,450	20,525,858	4,349,135	4,305,195

CHANGE IN UNITS:
Beginning units	1,068,120	1,195,685	348,851	358,216	709,129	783,488	402,902	382,060
Units purchased	28,874	85,354	14,849	38,919	16,963	25,314	90,299	132,384
Units redeemed	(145,624)	(212,919)	(34,942)	(48,284)	(89,398)	(99,673)	(63,935)	(111,542)

Ending units	951,370	1,068,120	328,758	348,851	636,694	709,129	429,266	402,902

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	WRMCG		WRRESP		WRSCP		WRSCV
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$(183,929)	(259,438)	(10,785)	(10,094)	(350,627)	(72,797)	(52,093)	(60,388)
Realized gain (loss) on investments	42,264	2,488,583	(45,684)	(46,690)	(1,529,773)	249,731	(139,460)	(25,772)
Change in unrealized gain (loss) on investments	(10,819,265)	(1,666,087)	(2,013,524)	1,773,288	(16,507,576)	(3,788,261)	(1,675,365)	1,011,673
Reinvested capital gains	3,641,622	2,771,090	612,319	78,027	7,325,692	5,036,796	988,875	-

Net increase (decrease) in contract owners’ equity resulting from operations	(7,319,308)	3,334,148	(1,457,674)	1,794,531	(11,062,284)	1,425,469	(878,043)	925,513

Equity transactions:
Purchase payments received from contract owners (note 4)	107,886	347,493	43,246	58,246	493,987	430,773	17,116	103,023
Transfers between funds	107,733	122,274	(131,608)	(57,971)	(75,454)	(1,299,754)	(9,989)	245,512
Redemptions (notes 2, 3, and 4)	(1,168,342)	(3,155,307)	(318,366)	(373,539)	(2,790,412)	(3,667,297)	(298,812)	(406,097)
Adjustments to maintain reserves	2,894	50	(1,721)	23	10,023	25	1,872	(72)

Net equity transactions	(949,829)	(2,685,490)	(408,449)	(373,241)	(2,361,856)	(4,536,253)	(289,813)	(57,634)

Net change in contract owners’ equity	(8,269,137)	648,658	(1,866,123)	1,421,290	(13,424,140)	(3,110,784)	(1,167,856)	867,879
Contract owners’ equity at beginning of period	23,684,017	23,035,359	5,880,332	4,459,042	40,768,590	43,879,374	5,617,988	4,750,109

Contract owners’ equity at end of period	$15,414,880	23,684,017	4,014,209	5,880,332	27,344,450	40,768,590	4,450,132	5,617,988

CHANGE IN UNITS:
Beginning units	343,769	385,006	151,566	163,380	1,005,670	1,114,901	145,188	146,831
Units purchased	32,076	53,668	7,062	9,732	44,064	36,640	4,621	17,296
Units redeemed	(49,238)	(94,905)	(19,086)	(21,546)	(118,501)	(145,871)	(13,290)	(18,939)

Ending units	326,607	343,769	139,542	151,566	931,233	1,005,670	136,519	145,188

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	WRSTP		WRVP		JPMMV1		JABS
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$(606,760)	(813,093)	8	261,524	(21,867)	(26,780)	279	(283)
Realized gain (loss) on investments	(817,321)	3,686,628	(453)	8,362,884	1,997,091	336,552	(76,007)	22,743
Change in unrealized gain (loss) on investments	(29,063,964)	(14,265,432)	(369)	(1,696,717)	(5,184,619)	2,408,003	(92,257)	5,713
Reinvested capital gains	6,925,888	20,934,483	632	-	1,804,392	714,122	29,893	791

Net increase (decrease) in contract owners’ equity resulting from operations	(23,562,157)	9,542,586	(182)	6,927,691	(1,405,003)	3,431,897	(138,092)	28,964

Equity transactions:
Purchase payments received from contract owners (note 4)	429,561	294,957	-	416,007	49,764	69,713	127,067	36,178
Transfers between funds	(140,359)	(1,846,476)	-	(30,390,006)	(55,129)	(469,245)	492,069	435,529
Redemptions (notes 2, 3, and 4)	(3,731,664)	(6,285,528)	(526)	(2,868,824)	(724,171)	(1,711,387)	(24,331)	(10,413)
Adjustments to maintain reserves	(36,311)	724	(762)	79	147,644	(169)	(21,562)	(5)

Net equity transactions	(3,478,773)	(7,836,323)	(1,288)	(32,842,744)	(581,892)	(2,111,088)	573,243	461,289

Net change in contract owners’ equity	(27,040,930)	1,706,263	(1,470)	(25,915,053)	(1,986,895)	1,320,809	435,151	490,253
Contract owners’ equity at beginning of period	73,412,163	71,705,900	3,331	25,918,384	14,238,083	12,917,274	567,902	77,649

Contract owners’ equity at end of period	$46,371,233	73,412,163	1,861	3,331	12,251,188	14,238,083	1,003,053	567,902

CHANGE IN UNITS:
Beginning units	998,929	1,112,608	-	862,179	318,714	372,055	47,252	-
Units purchased	25,738	21,394	-	36,009	14,891	31,469	67,203	48,508
Units redeemed	(87,426)	(135,073)	-	(898,188)	(31,360)	(84,810)	(10,173)	(1,256)

Ending units	937,241	998,929	-	-	302,245	318,714	104,282	47,252

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	JACAS		JAFBS		JAGTS		JAIGS
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$(943,910)	(1,381,112)	15,391	12,134	(450,835)	(632,468)	185,114	(41,827)
Realized gain (loss) on investments	1,412,398	5,925,377	(39,147)	69,746	2,500,219	9,365,887	261,374	1,120,868
Change in unrealized gain (loss) on investments	(57,080,172)	3,467,719	(342,758)	(219,364)	(31,576,838)	(7,355,203)	(4,361,820)	3,521,155
Reinvested capital gains	14,670,254	15,509,009	31,597	63,547	7,329,463	8,433,148	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(41,941,430)	23,520,993	(334,917)	(73,937)	(22,197,991)	9,811,364	(3,915,332)	4,600,196

Equity transactions:
Purchase payments received from contract owners (note 4)	780,297	938,692	18,788	8,297	437,779	549,277	298,069	364,037
Transfers between funds	(3,052,084)	(3,181,886)	(138,067)	(422,336)	(3,706,801)	(5,503,274)	(767,179)	(890,656)
Redemptions (notes 2, 3, and 4)	(8,958,520)	(11,708,028)	(337,557)	(118,522)	(2,776,794)	(7,058,939)	(2,770,586)	(4,073,091)
Adjustments to maintain reserves	(37,970)	455	(36)	(62)	913	(409)	50,432	(10,896)

Net equity transactions	(11,268,277)	(13,950,767)	(456,872)	(532,623)	(6,044,903)	(12,013,345)	(3,189,264)	(4,610,606)

Net change in contract owners’ equity	(53,209,707)	9,570,226	(791,789)	(606,560)	(28,242,894)	(2,201,981)	(7,104,596)	(10,410)
Contract owners’ equity at beginning of period	126,126,524	116,556,298	2,509,309	3,115,869	61,042,061	63,244,042	39,580,523	39,590,933

Contract owners’ equity at end of period	$72,916,817	126,126,524	1,717,520	2,509,309	32,799,167	61,042,061	32,475,927	39,580,523

CHANGE IN UNITS:
Beginning units	2,482,609	2,783,998	220,257	267,472	1,874,552	2,261,480	2,094,936	2,346,663
Units purchased	66,038	81,088	10,453	25,305	179,551	144,658	44,919	69,553
Units redeemed	(357,340)	(382,477)	(53,552)	(72,520)	(433,059)	(531,586)	(236,908)	(321,280)

Ending units	2,191,307	2,482,609	177,158	220,257	1,621,044	1,874,552	1,902,947	2,094,936

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	LZREMS		LOVTRC		M2IGSS		MMCGSC
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$26,667	15,208	17,563	11,617	(2,873)	(3,246)	(8,401)	(11,673)
Realized gain (loss) on investments	(174,907)	(8,882)	(56,995)	9,658	6,699	9,618	(119,116)	47,913
Change in unrealized gain (loss) on investments	(109,950)	79,048	(133,247)	(45,336)	(92,448)	15,755	(135,134)	(100,418)
Reinvested capital gains	-	-	1,927	8,942	31,688	35,478	71,522	133,531

Net increase (decrease) in contract owners’ equity resulting from operations	(258,190)	85,374	(170,752)	(15,119)	(56,934)	57,605	(191,129)	69,353

Equity transactions:
Purchase payments received from contract owners (note 4)	5,328	12,265	2,771	6,001	-	-	-	107,354
Transfers between funds	(243,057)	(188,165)	(121,640)	221,882	-	-	8,744	(71,102)
Redemptions (notes 2, 3, and 4)	(75,158)	(88,628)	(181,578)	(131,905)	(19,417)	(22,378)	(68,026)	(164,441)
Adjustments to maintain reserves	12,075	(37)	(42)	(37)	(4)	32	1,095	(46)

Net equity transactions	(300,812)	(264,565)	(300,489)	95,941	(19,421)	(22,346)	(58,187)	(128,235)

Net change in contract owners’ equity	(559,002)	(179,191)	(471,241)	80,822	(76,355)	35,259	(249,316)	(58,882)
Contract owners’ equity at beginning of period	1,675,337	1,854,528	1,274,851	1,194,029	283,386	248,127	640,555	699,437

Contract owners’ equity at end of period	$1,116,335	1,675,337	803,610	1,274,851	207,031	283,386	391,239	640,555

CHANGE IN UNITS:
Beginning units	154,042	177,813	112,961	104,327	-	-	16,560	20,077
Units purchased	9,111	23,208	16,855	23,456	-	-	331	3,282
Units redeemed	(40,917)	(46,979)	(45,856)	(14,822)	-	-	(2,388)	(6,799)

Ending units	122,236	154,042	83,960	112,961	-	-	14,503	16,560

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	MNDSC		MV2RIS		MV3MVS		MVFSC
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$(28,222)	(48,976)	2,473	(740)	(722)	(668)	(1,941)	(5,064)
Realized gain (loss) on investments	(1,011,042)	379,023	(58,751)	2,649	3,316	29,733	3,711,220	1,131,961
Change in unrealized gain (loss) on investments	(837,917)	(1,032,176)	(42,266)	10,129	(73,264)	26,882	(7,668,381)	4,333,964
Reinvested capital gains	848,567	726,010	8,917	7,648	29,095	1,692	1,551,523	648,770

Net increase (decrease) in contract owners’ equity resulting from operations	(1,028,614)	23,881	(89,627)	19,686	(41,575)	57,639	(2,407,579)	6,109,631

Equity transactions:
Purchase payments received from contract owners (note 4)	12,172	323,596	-	-	1,971	1,526	65,568	236,751
Transfers between funds	(214,290)	(602,856)	5,682	345,658	23,028	259,397	(563,334)	(679,509)
Redemptions (notes 2, 3, and 4)	(138,749)	(494,827)	(11,773)	(9,717)	(20,571)	(14,258)	(2,289,540)	(3,113,687)
Adjustments to maintain reserves	(7,967)	70	2,093	(15)	4,638	(2)	195,590	1,176

Net equity transactions	(348,834)	(774,017)	(3,998)	335,926	9,066	246,663	(2,591,716)	(3,555,269)

Net change in contract owners’ equity	(1,377,448)	(750,136)	(93,625)	355,612	(32,509)	304,302	(4,999,295)	2,554,362
Contract owners’ equity at beginning of period	3,528,796	4,278,932	458,162	102,550	365,192	60,890	29,552,314	26,997,952

Contract owners’ equity at end of period	$2,151,348	3,528,796	364,537	458,162	332,683	365,192	24,553,019	29,552,314

CHANGE IN UNITS:
Beginning units	101,904	123,141	31,165	7,687	20,685	4,459	902,471	1,020,188
Units purchased	4,095	33,041	425	24,736	3,196	25,502	37,811	59,200
Units redeemed	(16,486)	(54,278)	(1,111)	(1,258)	(2,959)	(9,276)	(132,771)	(176,917)

Ending units	89,513	101,904	30,479	31,165	20,922	20,685	807,511	902,471

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	MVIGSC		MVIVSC		MSEM		MSGI2
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$(1,816)	(1,916)	(92,913)	(196,437)	155,775	129,073	27,703	15,783
Realized gain (loss) on investments	(18,199)	8,109	2,015,057	1,078,480	(177,931)	(30,377)	6,276	18,257
Change in unrealized gain (loss) on investments	(55,990)	2,315	(7,377,784)	283,300	(574,211)	(203,265)	(280,285)	85,036
Reinvested capital gains	16,974	13,799	635,777	524,835	-	-	96,544	49,066

Net increase (decrease) in contract owners’ equity resulting from operations	(59,031)	22,307	(4,819,863)	1,690,178	(596,367)	(104,569)	(149,762)	168,142

Equity transactions:
Purchase payments received from contract owners (note 4)	1,677	2,384	45,255	138,512	46,664	5,442	61,585	13,549
Transfers between funds	64,955	47,066	(496,064)	(313,640)	(153,295)	(17,502)	211,789	299,453
Redemptions (notes 2, 3, and 4)	(63,697)	(11,993)	(1,254,206)	(1,935,445)	(196,883)	(247,540)	(189,125)	(100,122)
Adjustments to maintain reserves	684	(37)	20,607	(973)	(228)	170	-	(38)

Net equity transactions	3,619	37,420	(1,684,408)	(2,111,546)	(303,742)	(259,430)	84,249	212,842

Net change in contract owners’ equity	(55,412)	59,727	(6,504,271)	(421,368)	(900,109)	(363,999)	(65,513)	380,984
Contract owners’ equity at beginning of period	344,562	284,835	19,691,812	20,113,180	3,078,133	3,442,132	1,673,579	1,292,595

Contract owners’ equity at end of period	$289,150	344,562	13,187,541	19,691,812	2,178,024	3,078,133	1,608,066	1,673,579

CHANGE IN UNITS:
Beginning units	25,675	22,900	669,015	745,293	70,779	76,902	126,847	110,592
Units purchased	10,831	5,496	25,914	28,139	1,050	313	32,613	39,373
Units redeemed	(10,860)	(2,721)	(102,030)	(104,417)	(9,990)	(6,436)	(25,299)	(23,118)

Ending units	25,646	25,675	592,899	669,015	61,839	70,779	134,161	126,847

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	MSVEG2		MSVF2		MSVFI		MSVMG
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$(6,717)	(5,650)	5,156	4,005	154,815	186,662	(1,022)	(3,316)
Realized gain (loss) on investments	(915,070)	(884)	(9,945)	49,997	(201,418)	7,035	(20,866)	2,679
Change in unrealized gain (loss) on investments	(104,260)	(195,740)	(93,223)	(107,581)	(1,003,722)	(714,960)	(69,462)	(89,195)
Reinvested capital gains	338,017	17,109	8,631	39,264	96,233	429,492	13,720	67,044

Net increase (decrease) in contract owners’ equity resulting from operations	(688,030)	(185,165)	(89,381)	(14,315)	(954,092)	(91,771)	(77,630)	(22,788)

Equity transactions:
Purchase payments received from contract owners (note 4)	6,764	46,855	-	7,103	24,954	22,660	-	-
Transfers between funds	(94,049)	1,397,145	(21,442)	(33,637)	102,325	274,330	(41,626)	-
Redemptions (notes 2, 3, and 4)	(20,237)	(20,294)	(3,856)	(45,207)	(555,651)	(311,692)	(17,927)	(1,805)
Adjustments to maintain reserves	75	(16)	(18)	(2)	(124)	(175)	(1,417)	2,334

Net equity transactions	(107,447)	1,423,690	(25,316)	(71,743)	(428,496)	(14,877)	(60,970)	529

Net change in contract owners’ equity	(795,477)	1,238,525	(114,697)	(86,058)	(1,382,588)	(106,648)	(138,600)	(22,259)
Contract owners’ equity at beginning of period	1,238,525	-	556,140	642,198	6,208,270	6,314,918	160,119	182,378

Contract owners’ equity at end of period	$443,048	1,238,525	441,443	556,140	4,825,682	6,208,270	21,519	160,119

CHANGE IN UNITS:
Beginning units	126,640	-	35,653	39,636	384,675	387,057	3,138	3,168
Units purchased	109,122	190,984	-	31,652	31,874	76,284	-	-
Units redeemed	(120,904)	(64,344)	(1,826)	(35,635)	(63,979)	(78,666)	(1,979)	(30)

Ending units	114,858	126,640	33,827	35,653	352,570	384,675	1,159	3,138

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	MSVRE		DTRTFB		EIF		GBF
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$(2,228)	2,208	9,296	8,766	55,464	18,850	456,448	297,654
Realized gain (loss) on investments	23,991	12,129	(72,518)	380	803,990	1,253,427	(872,264)	628,938
Change in unrealized gain (loss) on investments	(281,114)	169,148	(31,656)	(20,664)	(3,656,643)	2,079,891	(7,619,611)	(3,313,711)
Reinvested capital gains	95,531	-	-	1,761	1,805,949	215,567	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(163,820)	183,485	(94,878)	(9,757)	(991,240)	3,567,735	(8,035,427)	(2,387,119)

Equity transactions:
Purchase payments received from contract owners (note 4)	535	10,845	3,715	374	414,445	339,592	585,608	886,746
Transfers between funds	(57,520)	(6,592)	78,328	97,435	(1,066,586)	(572,631)	(2,237,282)	(51,348)
Redemptions (notes 2, 3, and 4)	(57,587)	(32,187)	(171,585)	(10,716)	(1,377,078)	(2,421,314)	(5,206,073)	(6,839,755)
Adjustments to maintain reserves	87	(18)	(2,022)	(11)	(20,430)	96	38,412	4,339

Net equity transactions	(114,485)	(27,952)	(91,564)	87,082	(2,049,649)	(2,654,257)	(6,819,335)	(6,000,018)

Net change in contract owners’ equity	(278,305)	155,533	(186,442)	77,325	(3,040,889)	913,478	(14,854,762)	(8,387,137)
Contract owners’ equity at beginning of period	658,538	503,005	704,569	627,244	20,378,025	19,464,547	62,239,290	70,626,427

Contract owners’ equity at end of period	$380,233	658,538	518,127	704,569	17,337,136	20,378,025	47,384,528	62,239,290

CHANGE IN UNITS:
Beginning units	11,558	12,135	65,370	57,347	562,164	640,197	3,315,114	3,638,638
Units purchased	284	2,735	14,427	9,057	32,525	35,907	116,395	1,711,199
Units redeemed	(2,648)	(3,312)	(23,798)	(1,034)	(89,740)	(113,940)	(520,795)	(2,034,723)

Ending units	9,194	11,558	55,999	65,370	504,949	562,164	2,910,714	3,315,114

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	GBF2		GEM		GEM2		GIG
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$(2,534)	(4,246)	(19,113)	(23,980)	(1,949)	(1,921)	304,113	208,779
Realized gain (loss) on investments	(98,035)	407	135,607	770,317	(10,373)	5,356	35,225	288,687
Change in unrealized gain (loss) on investments	(35,878)	(39,955)	(2,806,443)	(1,751,477)	(31,300)	(23,279)	(3,932,174)	1,115,565
Reinvested capital gains	-	-	-	-	-	-	1,463,169	-

Net increase (decrease) in contract owners’ equity resulting from operations	(136,447)	(43,794)	(2,689,949)	(1,005,140)	(43,622)	(19,844)	(2,129,667)	1,613,031

Equity transactions:
Purchase payments received from contract owners (note 4)	-	34,877	110,267	71,139	-	-	53,996	87,922
Transfers between funds	(5,888)	84,257	189,632	(416,002)	13,394	10,341	(186,964)	(188,336)
Redemptions (notes 2, 3, and 4)	(154,570)	(139,175)	(1,010,120)	(1,520,775)	(16,375)	(14,891)	(1,283,615)	(1,170,201)
Adjustments to maintain reserves	3,203	(66)	1,210	(192)	(9,185)	(10)	28,618	(252)

Net equity transactions	(157,255)	(20,107)	(709,011)	(1,865,830)	(12,166)	(4,560)	(1,387,965)	(1,270,867)

Net change in contract owners’ equity	(293,702)	(63,901)	(3,398,960)	(2,870,970)	(55,788)	(24,404)	(3,517,632)	342,164
Contract owners’ equity at beginning of period	995,490	1,059,391	10,957,436	13,828,406	200,582	224,986	14,574,896	14,232,732

Contract owners’ equity at end of period	$701,788	995,490	7,558,476	10,957,436	144,794	200,582	11,057,264	14,574,896

CHANGE IN UNITS:
Beginning units	79,729	81,228	394,431	456,459	17,731	18,032	716,920	780,542
Units purchased	1,183	12,209	38,661	26,200	1,546	1,491	12,266	25,619
Units redeemed	(15,513)	(13,708)	(67,243)	(88,228)	(1,859)	(1,792)	(91,647)	(89,241)

Ending units	65,399	79,729	365,849	394,431	17,418	17,731	637,539	716,920

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	GVAAA2		GVABD2		GVAGG2		GVAGI2
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$(961,665)	(100,738)	(113,022)	94,713	(217,604)	(305,369)	(239,586)	(23,559)
Realized gain (loss) on investments	1,059,497	1,662,941	(50,660)	166,483	702,554	1,587,440	279,828	883,995
Change in unrealized gain (loss) on investments	(17,615,528)	5,971,371	(1,585,393)	(573,408)	(8,251,262)	1,668,601	(4,957,998)	3,600,068
Reinvested capital gains	3,162,149	384,738	192,350	64,947	1,110,290	707,856	501,669	447,981

Net increase (decrease) in contract owners’ equity resulting from operations	(14,355,547)	7,918,312	(1,556,725)	(247,265)	(6,656,022)	3,658,528	(4,416,087)	4,908,485

Equity transactions:
Purchase payments received from contract owners (note 4)	525,120	560,240	201,887	78,692	165,524	248,846	100,543	185,344
Transfers between funds	(683,123)	37,719,098	(121,856)	(235,993)	(897,493)	(996,768)	(443,994)	426,152
Redemptions (notes 2, 3, and 4)	(7,504,098)	(7,985,813)	(1,427,555)	(774,826)	(1,766,644)	(2,640,110)	(1,389,929)	(3,814,397)
Adjustments to maintain reserves	3,532	(437)	(655)	(261)	2,655	(151)	8,771	(646)

Net equity transactions	(7,658,569)	30,293,088	(1,348,179)	(932,388)	(2,495,958)	(3,388,183)	(1,724,609)	(3,203,547)

Net change in contract owners’ equity	(22,014,116)	38,211,400	(2,904,904)	(1,179,653)	(9,151,980)	270,345	(6,140,696)	1,704,938
Contract owners’ equity at beginning of period	98,594,327	60,382,927	11,867,377	13,047,030	26,328,274	26,057,929	25,343,094	23,638,156

Contract owners’ equity at end of period	$76,580,211	98,594,327	8,962,473	11,867,377	17,176,294	26,328,274	19,202,398	25,343,094

CHANGE IN UNITS:
Beginning units	3,705,844	2,539,595	853,081	919,975	696,358	790,505	818,588	934,461
Units purchased	142,971	1,594,133	116,606	106,372	22,963	39,129	27,486	75,860
Units redeemed	(472,723)	(427,884)	(223,228)	(173,266)	(105,967)	(133,276)	(91,893)	(191,733)

Ending units	3,376,092	3,705,844	746,459	853,081	613,354	696,358	754,181	818,588

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	GVAGR2		GVDMA		GVDMC		GVEX1
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$(482,676)	(608,982)	(720,604)	(770,678)	(310,686)	(315,265)	(430)	7,199
Realized gain (loss) on investments	2,312,730	3,670,048	722,913	2,435,444	(683,395)	167,153	(126,034)	89,391
Change in unrealized gain (loss) on investments	(23,602,217)	5,570,375	(32,762,529)	5,468,819	(8,087,717)	1,540,358	(634,856)	149,793
Reinvested capital gains	4,848,837	852,002	19,264,474	1,064,211	4,495,294	260,860	593,631	9,934

Net increase (decrease) in contract owners’ equity resulting from operations	(16,923,326)	9,483,443	(13,495,746)	8,197,796	(4,586,504)	1,653,106	(167,689)	256,317

Equity transactions:
Purchase payments received from contract owners (note 4)	448,746	617,136	848,065	846,192	326,882	542,515	-	-
Transfers between funds	(2,496,620)	1,377,902	(142,603)	243,707	(385,619)	(153,712)	23,988	1,499
Redemptions (notes 2, 3, and 4)	(3,806,123)	(4,559,650)	(5,357,519)	(6,587,862)	(2,903,772)	(3,091,876)	(107,840)	(160,679)
Adjustments to maintain reserves	(1,397)	(759)	(37,216)	(164)	(1,204)	58	(34,119)	(1)

Net equity transactions	(5,855,394)	(2,565,371)	(4,689,273)	(5,498,127)	(2,963,713)	(2,703,015)	(117,971)	(159,181)

Net change in contract owners’ equity	(22,778,720)	6,918,072	(18,185,019)	2,699,669	(7,550,217)	(1,049,909)	(285,660)	97,136
Contract owners’ equity at beginning of period	57,100,759	50,182,687	71,509,614	68,809,945	30,491,283	31,541,192	1,078,108	980,972

Contract owners’ equity at end of period	$34,322,039	57,100,759	53,324,595	71,509,614	22,941,066	30,491,283	792,448	1,078,108

CHANGE IN UNITS:
Beginning units	1,135,715	1,193,536	2,139,150	2,308,170	1,313,267	1,434,858	63,892	73,738
Units purchased	32,546	155,390	47,984	58,368	24,500	66,091	5,706	21,731
Units redeemed	(180,346)	(213,211)	(201,870)	(227,388)	(172,427)	(187,682)	(11,408)	(31,577)

Ending units	987,915	1,135,715	1,985,264	2,139,150	1,165,340	1,313,267	58,190	63,892

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	GVEX2		GVIDA		GVIDC		GVIDM
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$(30,084)	333,918	(317,406)	(349,499)	(197,258)	(205,299)	(1,198,530)	(1,274,469)
Realized gain (loss) on investments	(4,489,351)	2,377,913	(229,715)	783,912	(109,327)	38,878	(372,003)	4,606,347
Change in unrealized gain (loss) on investments	(27,273,490)	5,925,900	(13,003,936)	3,399,794	(3,280,667)	361,300	(48,402,263)	6,106,542
Reinvested capital gains	23,498,660	279,127	7,149,912	544,594	1,146,298	121,068	29,184,933	1,421,317

Net increase (decrease) in contract owners’ equity resulting from operations	(8,294,265)	8,916,858	(6,401,145)	4,378,801	(2,440,954)	315,947	(20,787,863)	10,859,737

Equity transactions:
Purchase payments received from contract owners (note 4)	1,660,025	713,256	277,019	311,822	71,846	50,511	942,772	1,100,934
Transfers between funds	(99,743)	2,299,546	(159,061)	(604,650)	(906,621)	(109,351)	(3,529,890)	(614,297)
Redemptions (notes 2, 3, and 4)	(3,707,338)	(3,467,447)	(1,834,773)	(2,927,305)	(1,380,215)	(2,705,880)	(10,497,215)	(14,675,307)
Adjustments to maintain reserves	7,273	(723)	55,804	(55,916)	(5,622)	(595)	80,054	206

Net equity transactions	(2,139,783)	(455,368)	(1,661,011)	(3,276,049)	(2,220,612)	(2,765,315)	(13,004,279)	(14,188,464)

Net change in contract owners’ equity	(10,434,048)	8,461,490	(8,062,156)	1,102,752	(4,661,566)	(2,449,368)	(33,792,142)	(3,328,727)
Contract owners’ equity at beginning of period	42,350,193	33,888,703	32,790,988	31,688,236	19,366,337	21,815,705	122,712,833	126,041,560

Contract owners’ equity at end of period	$31,916,145	42,350,193	24,728,832	32,790,988	14,704,771	19,366,337	88,920,691	122,712,833

CHANGE IN UNITS:
Beginning units	1,358,570	1,377,664	914,569	1,008,647	1,103,963	1,261,149	4,340,198	4,870,080
Units purchased	267,560	328,451	11,708	13,764	16,739	36,686	59,471	151,927
Units redeemed	(355,148)	(347,545)	(66,997)	(107,842)	(154,489)	(193,872)	(586,251)	(681,809)

Ending units	1,270,982	1,358,570	859,280	914,569	966,213	1,103,963	3,813,418	4,340,198

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	GVIX8		HIBF		IDPG2		IDPGI2
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$106,289	80,317	854,929	867,133	(5,856)	(5,463)	(500)	(438)
Realized gain (loss) on investments	57,933	221,323	(352,821)	106,569	19,528	14,110	(1,696)	62
Change in unrealized gain (loss) on investments	(986,021)	156,494	(3,528,353)	(59,013)	(207,352)	30,370	(10,954)	2,456
Reinvested capital gains	-	-	-	-	99,369	22,999	5,292	1,267

Net increase (decrease) in contract owners’ equity resulting from operations	(821,799)	458,134	(3,026,245)	914,689	(94,311)	62,016	(7,858)	3,347

Equity transactions:
Purchase payments received from contract owners (note 4)	42,198	19,619	209,867	205,889	10,726	22,262	922	907
Transfers between funds	106,220	488,499	(933,295)	339,787	57,052	(18,688)	-	-
Redemptions (notes 2, 3, and 4)	(414,540)	(712,195)	(1,776,295)	(2,119,988)	(9,523)	(80,133)	(3)	(3)
Adjustments to maintain reserves	(482)	(251)	4,023	216	(4,189)	(26)	(515)	6

Net equity transactions	(266,604)	(204,328)	(2,495,700)	(1,574,096)	54,066	(76,585)	404	910

Net change in contract owners’ equity	(1,088,403)	253,806	(5,521,945)	(659,407)	(40,245)	(14,569)	(7,454)	4,257
Contract owners’ equity at beginning of period	5,308,647	5,054,841	24,058,426	24,717,833	600,113	614,682	55,380	51,123

Contract owners’ equity at end of period	$4,220,244	5,308,647	18,536,481	24,058,426	559,868	600,113	47,926	55,380

CHANGE IN UNITS:
Beginning units	377,505	392,843	796,592	848,750	38,490	43,769	3,922	3,855
Units purchased	18,933	53,188	59,685	53,825	4,957	1,989	73	67
Units redeemed	(40,998)	(68,526)	(151,642)	(105,983)	(708)	(7,268)	-	-

Ending units	355,440	377,505	704,635	796,592	42,739	38,490	3,995	3,922

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	MCIF		MCIF2		MSBF		NAMAA2
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$18,430	19,503	(19,373)	21,209	608,004	1,183,972	(23,233)	(25,717)
Realized gain (loss) on investments	(1,133,556)	2,554,864	(78,197)	(4,686)	(225,396)	42,134	1,195	19,067
Change in unrealized gain (loss) on investments	(28,695,551)	13,060,712	(912,366)	(80,869)	(1,282,166)	(142,653)	(777,162)	241,441
Reinvested capital gains	17,897,949	1,455,643	606,608	-	-	-	449,821	-

Net increase (decrease) in contract owners’ equity resulting from operations	(11,912,728)	17,090,722	(403,328)	(64,346)	(899,558)	1,083,453	(349,379)	234,791

Equity transactions:
Purchase payments received from contract owners (note 4)	996,948	461,386	733	-	155,683	777,741	877	6,585
Transfers between funds	(1,397,905)	(3,350,207)	(23,715)	2,822,998	422,743	1,128,596	(16,851)	(44,575)
Redemptions (notes 2, 3, and 4)	(6,800,934)	(8,632,477)	(101,724)	(88,459)	(2,798,403)	(3,391,440)	(48,958)	(50,958)
Adjustments to maintain reserves	(21,656)	1,662	2,311	12	(7,816)	(17)	(15)	1

Net equity transactions	(7,223,547)	(11,519,636)	(122,395)	2,734,551	(2,227,793)	(1,485,120)	(64,947)	(88,947)

Net change in contract owners’ equity	(19,136,275)	5,571,086	(525,723)	2,670,205	(3,127,351)	(401,667)	(414,326)	145,844
Contract owners’ equity at beginning of period	83,921,927	78,350,841	2,670,205	-	27,007,316	27,408,983	2,271,900	2,126,056

Contract owners’ equity at end of period	$64,785,652	83,921,927	2,144,482	2,670,205	23,879,965	27,007,316	1,857,574	2,271,900

CHANGE IN UNITS:
Beginning units	995,604	1,141,199	259,482	-	1,159,295	1,226,969	145,338	151,524
Units purchased	23,989	46,844	596	268,383	126,737	152,221	6,134	5,361
Units redeemed	(121,383)	(192,439)	(14,792)	(8,901)	(226,075)	(219,895)	(11,211)	(11,547)

Ending units	898,210	995,604	245,286	259,482	1,059,957	1,159,295	140,261	145,338

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	NAMGI2		NCPG2		NCPGI2		NVAMV1
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$(3,064)	(3,029)	(1,517)	(1,694)	(2,314)	(2,704)	59,030	284,856
Realized gain (loss) on investments	10,106	31,889	14,458	3,180	7,769	16,710	2,422,655	(433,624)
Change in unrealized gain (loss) on investments	(52,489)	30,673	(37,422)	21,734	(36,492)	10,767	(20,116,031)	25,042,054
Reinvested capital gains	-	-	-	-	-	-	14,743,155	-

Net increase (decrease) in contract owners’ equity resulting from operations	(45,447)	59,533	(24,481)	23,220	(31,037)	24,773	(2,891,191)	24,893,286

Equity transactions:
Purchase payments received from contract owners (note 4)	31,973	8,350	3,437	3,894	333	365	199,217	37,917
Transfers between funds	29,720	62,012	(148)	(20,729)	4,299	3,656	(2,959,194)	23,372,976
Redemptions (notes 2, 3, and 4)	(27,034)	(71,194)	(18,870)	(2,035)	(506)	(121,956)	(8,741,867)	(9,504,000)
Adjustments to maintain reserves	(6,494)	(5)	(733)	(6)	(1,589)	(9)	(77,478)	(333)

Net equity transactions	28,165	(837)	(16,314)	(18,876)	2,537	(117,944)	(11,579,322)	13,906,560

Net change in contract owners’ equity	(17,282)	58,696	(40,795)	4,344	(28,500)	(93,171)	(14,470,513)	38,799,846
Contract owners’ equity at beginning of period	320,048	261,352	170,761	166,417	211,346	304,517	119,240,729	80,440,883

Contract owners’ equity at end of period	$302,766	320,048	129,966	170,761	182,846	211,346	104,770,216	119,240,729

CHANGE IN UNITS:
Beginning units	16,299	16,242	10,643	11,850	14,782	23,170	2,809,070	2,514,238
Units purchased	3,760	9,403	239	264	4,128	279	24,107	723,547
Units redeemed	(1,668)	(9,346)	(1,231)	(1,471)	(3,893)	(8,667)	(307,447)	(428,715)

Ending units	18,391	16,299	9,651	10,643	15,017	14,782	2,525,730	2,809,070

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	NVAMV2		NVAMVX		NVAMVZ		NVCBD1
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$(8,449)	(9,993)	27,075	44,475	(9,961)	(9,126)	117,081	60,955
Realized gain (loss) on investments	223,375	36,711	914,400	678,980	90,759	62,698	(290,855)	47,271
Change in unrealized gain (loss) on investments	(379,922)	282,311	(3,604,277)	3,589,038	(422,771)	492,791	(1,158,402)	(532,673)
Reinvested capital gains	143,908	-	2,220,010	-	270,347	-	10,001	227,206

Net increase (decrease) in contract owners’ equity resulting from operations	(21,088)	309,029	(442,792)	4,312,493	(71,626)	546,363	(1,322,175)	(197,241)

Equity transactions:
Purchase payments received from contract owners (note 4)	-	2,601	334,425	460,431	1,465	34,866	43,907	66,638
Transfers between funds	(24,844)	(76,522)	(708,358)	2,617,157	(103,663)	35,631	2,720,405	(47,171)
Redemptions (notes 2, 3, and 4)	(28,081)	(204,061)	(1,172,106)	(1,410,498)	(177,492)	(116,641)	(1,094,207)	(654,230)
Adjustments to maintain reserves	(15,178)	45	418	(44)	(95)	(3,541)	(52)	(59)

Net equity transactions	(68,103)	(277,937)	(1,545,621)	1,667,046	(279,785)	(49,685)	1,670,053	(634,822)

Net change in contract owners’ equity	(89,191)	31,092	(1,988,413)	5,979,539	(351,411)	496,678	347,878	(832,063)
Contract owners’ equity at beginning of period	1,125,599	1,094,507	17,956,312	11,976,773	2,199,440	1,702,762	8,066,079	8,898,142

Contract owners’ equity at end of period	$1,036,408	1,125,599	15,967,899	17,956,312	1,848,029	2,199,440	8,413,957	8,066,079

CHANGE IN UNITS:
Beginning units	30,105	38,728	1,141,306	1,013,765	125,133	127,334	545,726	588,994
Units purchased	-	3,810	131,637	359,963	321	10,463	295,360	62,273
Units redeemed	(1,531)	(12,433)	(235,646)	(232,422)	(16,460)	(12,664)	(166,506)	(105,541)

Ending units	28,574	30,105	1,037,297	1,141,306	108,994	125,133	674,580	545,726

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	NVCBD2		NVCCA2		NVCCN2		NVCMA2
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$(13)	(1,205)	(47,075)	(47,843)	(86,781)	(93,579)	(64,917)	(66,036)
Realized gain (loss) on investments	(35,019)	13,691	8,959	49,911	(28,531)	94,465	29,458	114,773
Change in unrealized gain (loss) on investments	(1,238)	(27,412)	(898,331)	650,494	(1,170,134)	248,107	(961,520)	802,086
Reinvested capital gains	204	7,302	176,029	-	155,428	20,041	88,453	-

Net increase (decrease) in contract owners’ equity resulting from operations	(36,066)	(7,624)	(760,418)	652,562	(1,130,018)	269,034	(908,526)	850,823

Equity transactions:
Purchase payments received from contract owners (note 4)	-	314,368	26,092	29,538	36,178	44,199	38,168	84,967
Transfers between funds	(990)	19,901	(61,475)	(40,442)	(419,807)	1,091,333	60,860	(10,960)
Redemptions (notes 2, 3, and 4)	(7,329)	(573,034)	(260,516)	(481,801)	(1,134,225)	(988,987)	(648,579)	(1,350,892)
Adjustments to maintain reserves	(17)	(25)	(20)	(173)	(5,784)	(913)	159	(64)

Net equity transactions	(8,336)	(238,790)	(295,919)	(492,878)	(1,523,638)	145,632	(549,392)	(1,276,949)

Net change in contract owners’ equity	(44,402)	(246,414)	(1,056,337)	159,684	(2,653,656)	414,666	(1,457,918)	(426,126)
Contract owners’ equity at beginning of period	219,021	465,435	4,827,589	4,667,905	8,689,381	8,274,715	5,618,913	6,045,039

Contract owners’ equity at end of period	$174,619	219,021	3,771,252	4,827,589	6,035,725	8,689,381	4,160,995	5,618,913

CHANGE IN UNITS:
Beginning units	17,439	35,925	222,373	246,080	564,593	555,121	188,821	247,811
Units purchased	23	25,940	1,856	5,608	21,137	113,880	11,533	12,880
Units redeemed	(758)	(44,426)	(15,795)	(29,315)	(133,487)	(104,408)	(26,962)	(71,870)

Ending units	16,704	17,439	208,434	222,373	452,243	564,593	173,392	188,821

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	NVCMC2		NVCMD2		NVCRA2		NVCRB2
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$(52,909)	(50,119)	(129,873)	(135,579)	(34,416)	(33,251)	(105,394)	(102,270)
Realized gain (loss) on investments	(10,072)	(3,497)	(61,738)	(75,236)	66,212	106,788	(88,405)	74,856
Change in unrealized gain (loss) on investments	(829,231)	436,413	(2,009,974)	1,670,121	(627,850)	500,152	(1,624,857)	944,340
Reinvested capital gains	131,331	1,357	303,622	-	11,643	-	289,182	-

Net increase (decrease) in contract owners’ equity resulting from operations	(760,881)	384,154	(1,897,963)	1,459,306	(584,411)	573,689	(1,529,474)	916,926

Equity transactions:
Purchase payments received from contract owners (note 4)	198,512	133,530	86,213	98,682	61,435	70,732	17,263	214,106
Transfers between funds	84,694	1,029,699	(295,601)	274,170	(152,664)	368,205	113,169	234,417
Redemptions (notes 2, 3, and 4)	(785,574)	(650,325)	(1,096,316)	(1,251,631)	(134,006)	(378,278)	(1,066,250)	(778,050)
Adjustments to maintain reserves	(1,418)	(350)	2,771	788	2,826	(79)	92	(634)

Net equity transactions	(503,786)	512,554	(1,302,933)	(877,991)	(222,409)	60,580	(935,726)	(330,161)

Net change in contract owners’ equity	(1,264,667)	896,708	(3,200,896)	581,315	(806,820)	634,269	(2,465,200)	586,765
Contract owners’ equity at beginning of period	5,546,099	4,649,391	13,146,369	12,565,054	3,727,316	3,093,047	10,386,599	9,799,834

Contract owners’ equity at end of period	$4,281,432	5,546,099	9,945,473	13,146,369	2,920,496	3,727,316	7,921,399	10,386,599

CHANGE IN UNITS:
Beginning units	313,782	282,984	611,366	654,850	162,254	159,723	547,684	565,519
Units purchased	42,358	74,606	28,378	49,382	4,521	22,850	25,092	37,105
Units redeemed	(74,872)	(43,808)	(96,461)	(92,866)	(15,132)	(20,319)	(83,026)	(54,940)

Ending units	281,268	313,782	543,283	611,366	151,643	162,254	489,750	547,684

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	NVDBL2		NVDCA2		NVFIII		NVGEII
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$(71,471)	(84,741)	(29,006)	(30,514)	2,527	600	(215)	2,429
Realized gain (loss) on investments	(99,350)	304,602	(59,719)	11,543	(59,746)	(6,682)	(42,615)	1,799
Change in unrealized gain (loss) on investments	(2,271,184)	314,384	(1,348,909)	300,510	(11,863)	(6,885)	(33,036)	30,023
Reinvested capital gains	1,244,054	77,555	864,483	48,245	-	108	-	257

Net increase (decrease) in contract owners’ equity resulting from operations	(1,197,951)	611,800	(573,151)	329,784	(69,082)	(12,859)	(75,866)	34,508

Equity transactions:
Purchase payments received from contract owners (note 4)	45,808	222,856	26,128	23,277	110	495	20,300	-
Transfers between funds	(307,698)	(537,187)	(98,578)	(101,546)	34,805	51,725	(224,864)	452,146
Redemptions (notes 2, 3, and 4)	(808,810)	(1,616,699)	(159,962)	(220,969)	(92,916)	(62,406)	(26,911)	(138)
Adjustments to maintain reserves	3,925	35	8,862	20	387	2	(18,233)	2

Net equity transactions	(1,066,775)	(1,930,995)	(223,550)	(299,218)	(57,614)	(10,184)	(249,708)	452,010

Net change in contract owners’ equity	(2,264,726)	(1,319,195)	(796,701)	30,566	(126,696)	(23,043)	(325,574)	486,518
Contract owners’ equity at beginning of period	7,816,750	9,135,945	3,170,953	3,140,387	469,844	492,887	486,518	-

Contract owners’ equity at end of period	$5,552,024	7,816,750	2,374,252	3,170,953	343,148	469,844	160,944	486,518

CHANGE IN UNITS:
Beginning units	347,682	435,016	109,507	120,226	43,475	44,346	32,597	-
Units purchased	28,645	37,001	1,956	3,556	13,728	60,802	6,985	33,623
Units redeemed	(83,488)	(124,335)	(11,359)	(14,275)	(20,014)	(61,673)	(26,524)	(1,026)

Ending units	292,839	347,682	100,104	109,507	37,189	43,475	13,058	32,597

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	NVIE6		NVLCP1		NVLCP2		NVLCPP
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$512	280	14,074	22,463	15,709	(33,173)	125,810	195,106
Realized gain (loss) on investments	(149)	502	(39,059)	(137)	(10,835)	95,340	(314,613)	(3,555)
Change in unrealized gain (loss) on investments	(7,649)	2,262	(161,119)	(24,057)	(283,573)	(280,661)	(1,576,023)	(208,189)
Reinvested capital gains	2,869	-	12,119	-	18,098	134,553	115,077	-

Net increase (decrease) in contract owners’ equity resulting from operations	(4,417)	3,044	(173,985)	(1,731)	(260,601)	(83,941)	(1,649,749)	(16,638)

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	9,766	1,614	2,880	4,564	24,292	8,781
Transfers between funds	-	-	(188,658)	1,388,872	20,266	(1,963,866)	(750,200)	12,216,748
Redemptions (notes 2, 3, and 4)	(1,507)	(2,193)	(155,483)	(725)	(123,639)	(366,437)	(1,065,368)	(174,567)
Adjustments to maintain reserves	(5)	3	(310)	341	136	8	24,215	39

Net equity transactions	(1,512)	(2,190)	(334,685)	1,390,102	(100,357)	(2,325,731)	(1,767,061)	12,051,001

Net change in contract owners’ equity	(5,929)	854	(508,670)	1,388,371	(360,958)	(2,409,672)	(3,416,810)	12,034,363
Contract owners’ equity at beginning of period	28,055	27,201	1,388,371	-	1,794,072	4,203,744	12,034,363	-

Contract owners’ equity at end of period	$22,126	28,055	879,701	1,388,371	1,433,114	1,794,072	8,617,553	12,034,363

CHANGE IN UNITS:
Beginning units	-	-	138,976	-	113,475	261,741	1,215,293	-
Units purchased	-	-	4,606	139,671	4,993	35,340	72,764	1,263,111
Units redeemed	-	-	(40,708)	(695)	(11,821)	(183,606)	(272,357)	(47,818)

Ending units	-	-	102,874	138,976	106,647	113,475	1,015,700	1,215,293

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	NVMGA2		NVMIG1		NVMIVX		NVMIVZ
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$(1,819)	3,631	(273,149)	(311,061)	89,790	93,230	4,137	3,374
Realized gain (loss) on investments	(3,530)	3,792	(1,496,187)	327,442	304,700	155,862	26,364	12,020
Change in unrealized gain (loss) on investments	(20,145)	(1,919)	(13,693,494)	(1,933,043)	(729,413)	121,455	(46,934)	8,606
Reinvested capital gains	-	-	976,085	1,331,789	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(25,494)	5,504	(14,486,745)	(584,873)	(334,923)	370,547	(16,433)	24,000

Equity transactions:
Purchase payments received from contract owners (note 4)	240	240	143,363	348,723	50,281	47,120	-	561
Transfers between funds	14,851	7,091	568,480	(1,217,318)	6,988	(48,818)	(225)	624
Redemptions (notes 2, 3, and 4)	(7,958)	(8,788)	(1,897,001)	(3,651,617)	(395,064)	(351,626)	(26,299)	(45,457)
Adjustments to maintain reserves	(3,239)	(26)	(10,367)	22,579	(141)	26	(5,362)	(133)

Net equity transactions	3,894	(1,483)	(1,195,525)	(4,497,633)	(337,936)	(353,298)	(31,886)	(44,405)

Net change in contract owners’ equity	(21,600)	4,021	(15,682,270)	(5,082,506)	(672,859)	17,249	(48,319)	(20,405)
Contract owners’ equity at beginning of period	182,506	178,485	37,688,263	42,770,769	4,183,675	4,166,426	256,780	277,185

Contract owners’ equity at end of period	$160,906	182,506	22,005,993	37,688,263	3,510,816	4,183,675	208,461	256,780

CHANGE IN UNITS:
Beginning units	12,825	12,961	1,080,220	1,200,292	325,564	354,480	14,792	17,864
Units purchased	2,095	2,164	87,989	69,762	111,426	33,071	138	144
Units redeemed	(1,530)	(2,300)	(140,811)	(189,834)	(143,517)	(61,987)	(2,084)	(3,216)

Ending units	13,390	12,825	1,027,398	1,080,220	293,473	325,564	12,846	14,792

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	NVMLG1		NVMLG2		NVMM2		NVMMG1
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$961,381	(279,509)	6,761	(5,242)	67,736	(1,442)	(641,542)	(952,537)
Realized gain (loss) on investments	(2,056,469)	(764,727)	(3,687)	(9,157)	-	-	(3,356,541)	824,565
Change in unrealized gain (loss) on investments	(6,982,470)	4,733,935	(82,700)	50,418	-	-	(44,369,600)	(17,836,307)
Reinvested capital gains	4,425,559	4,193,156	46,770	43,934	358	-	15,583,925	12,545,888

Net increase (decrease) in contract owners’ equity resulting from operations	(3,651,999)	7,882,855	(32,856)	79,953	68,094	(1,442)	(32,783,758)	(5,418,391)

Equity transactions:
Purchase payments received from contract owners (note 4)	49,250	137,335	733	-	7,405,394	998,787	343,062	773,291
Transfers between funds	868,207	(180,926)	-	(1,950)	24,065,441	2,750,846	163,059	(2,666,595)
Redemptions (notes 2, 3, and 4)	(2,294,252)	(2,465,033)	(14,943)	(31,378)	(14,827,786)	(1,810,113)	(4,797,953)	(8,893,841)
Adjustments to maintain reserves	112	(211)	(7,107)	16	47,259	7	(6,314)	(2,055)

Net equity transactions	(1,376,683)	(2,508,835)	(21,317)	(33,312)	16,690,308	1,939,527	(4,298,146)	(10,789,200)

Net change in contract owners’ equity	(5,028,682)	5,374,020	(54,173)	46,641	16,758,402	1,938,085	(37,081,904)	(16,207,591)
Contract owners’ equity at beginning of period	27,170,904	21,796,884	279,491	232,850	1,938,085	-	86,679,610	102,887,201

Contract owners’ equity at end of period	$22,142,222	27,170,904	225,318	279,491	18,696,487	1,938,085	49,597,706	86,679,610

CHANGE IN UNITS:
Beginning units	620,678	690,833	7,537	8,599	194,084	-	2,328,839	2,605,531
Units purchased	109,583	70,448	22	-	3,525,115	379,252	87,281	81,132
Units redeemed	(145,262)	(140,603)	(449)	(1,062)	(1,852,768)	(185,168)	(256,009)	(357,824)

Ending units	584,999	620,678	7,110	7,537	1,866,431	194,084	2,160,111	2,328,839

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	NVMMG2		NVMMV2		NVNMO1		NVNMO2
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$(54,467)	(91,850)	86,482	(201,771)	(348,223)	(465,307)	(3,324)	(3,864)
Realized gain (loss) on investments	(280,878)	197,603	(1,112,598)	(2,035,088)	1,437,934	1,748,578	(32,157)	92,419
Change in unrealized gain (loss) on investments	(3,237,609)	(1,450,203)	(3,910,994)	11,830,503	(17,533,706)	10,784,169	(94,820)	11,697
Reinvested capital gains	1,244,763	985,735	3,202,396	-	5,517,343	1,197,160	50,703	8,596

Net increase (decrease) in contract owners’ equity resulting from operations	(2,328,191)	(358,715)	(1,734,714)	9,593,644	(10,926,652)	13,264,600	(79,598)	108,848

Equity transactions:
Purchase payments received from contract owners (note 4)	54,549	(1,908)	249,521	252,915	289,899	248,916	65,843	219,924
Transfers between funds	79,298	(615,933)	(1,092,278)	(2,715,328)	(931,286)	(1,797,877)	23,814	(63,165)
Redemptions (notes 2, 3, and 4)	(269,466)	(603,506)	(3,638,690)	(3,910,994)	(4,907,740)	(4,498,231)	(47,190)	(76,436)
Adjustments to maintain reserves	356	23	(3,194)	(441)	(20,338)	(851)	(18,513)	19

Net equity transactions	(135,263)	(1,221,324)	(4,484,641)	(6,373,848)	(5,569,465)	(6,048,043)	23,954	80,342

Net change in contract owners’ equity	(2,463,454)	(1,580,039)	(6,219,355)	3,219,796	(16,496,117)	7,216,557	(55,644)	189,190
Contract owners’ equity at beginning of period	6,093,413	7,673,452	47,852,674	44,632,878	62,309,999	55,093,442	524,162	334,972

Contract owners’ equity at end of period	$3,629,959	6,093,413	41,633,319	47,852,674	45,813,882	62,309,999	468,518	524,162

CHANGE IN UNITS:
Beginning units	175,979	208,134	1,710,453	1,955,719	2,017,118	2,233,635	23,042	18,384
Units purchased	16,396	14,162	36,979	44,463	47,358	37,137	7,197	26,490
Units redeemed	(21,499)	(46,317)	(200,650)	(289,729)	(256,367)	(253,654)	(5,144)	(21,832)

Ending units	170,876	175,979	1,546,782	1,710,453	1,808,109	2,017,118	25,095	23,042

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	NVNSR1		NVOLG1		NVOLG2		NVRE1
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$(14,804)	(21,615)	(1,170,389)	(2,263,758)	(84,568)	(87,620)	177,092	(26,344)
Realized gain (loss) on investments	(26,200)	68,561	1,011,238	3,572,896	134,965	81,785	395,681	606,021
Change in unrealized gain (loss) on investments	(740,708)	227,711	(168,785,652)	104,578,225	(2,581,787)	1,462,264	(21,749,607)	19,913,528
Reinvested capital gains	141,354	304,464	31,156,669	7,389,599	470,604	107,179	3,510,221	-

Net increase (decrease) in contract owners’ equity resulting from operations	(640,358)	579,121	(137,788,134)	113,276,962	(2,060,786)	1,563,608	(17,666,613)	20,493,205

Equity transactions:
Purchase payments received from contract owners (note 4)	12,066	50,857	2,475,138	2,254,705	736	109,695	236,034	389,499
Transfers between funds	159,213	(80,961)	(11,169,753)	135,449,482	25,443	1,938,602	(1,497,870)	(996,452)
Redemptions (notes 2, 3, and 4)	(367,703)	(339,608)	(38,555,328)	(41,806,467)	(373,646)	(667,753)	(4,511,599)	(5,234,188)
Adjustments to maintain reserves	1,770	(64)	153,515	98,524	(3,444)	(96)	11,052	(1,024)

Net equity transactions	(194,654)	(369,776)	(47,096,428)	95,996,244	(350,911)	1,380,448	(5,762,383)	(5,842,165)

Net change in contract owners’ equity	(835,012)	209,345	(184,884,562)	209,273,206	(2,411,697)	2,944,056	(23,428,996)	14,651,040
Contract owners’ equity at beginning of period	2,738,432	2,529,087	615,876,649	406,603,443	8,846,215	5,902,159	62,986,423	48,335,383

Contract owners’ equity at end of period	$1,903,420	2,738,432	430,992,087	615,876,649	6,434,518	8,846,215	39,557,427	62,986,423

CHANGE IN UNITS:
Beginning units	84,809	98,065	9,759,197	8,287,007	160,487	135,690	2,447,781	2,724,636
Units purchased	10,348	7,963	104,579	2,540,368	4,627	45,913	81,528	131,962
Units redeemed	(17,428)	(21,219)	(1,003,292)	(1,068,178)	(11,945)	(21,116)	(355,634)	(408,817)

Ending units	77,729	84,809	8,860,484	9,759,197	153,169	160,487	2,173,675	2,447,781

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	NVSIX2		NVSTB2		NVTIV3		SAM
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$(11,951)	(13,135)	39,092	236	25,154	13,919	381,332	(1,477,844)
Realized gain (loss) on investments	26,705	134,243	(172,019)	22,301	(52,454)	31,398	-	-
Change in unrealized gain (loss) on investments	(1,304,259)	252,019	(284,460)	(129,478)	(25,394)	103,176	-	-
Reinvested capital gains	422,109	80,736	-	-	-	-	3,435	-

Net increase (decrease) in contract owners’ equity resulting from operations	(867,396)	453,863	(417,387)	(106,941)	(52,694)	148,493	384,767	(1,477,844)

Equity transactions:
Purchase payments received from contract owners (note 4)	22,784	40,710	50,885	28,971	-	-	33,952,692	37,320,238
Transfers between funds	(149,961)	426,261	26,935	1,504,331	(6,311)	(382,564)	84,908,495	68,160,093
Redemptions (notes 2, 3, and 4)	(153,717)	(404,515)	(1,613,846)	(635,586)	(123,616)	(150,119)	(85,321,077)	(112,636,572)
Adjustments to maintain reserves	(1,456)	5	(190)	8	(31,386)	(103)	(158,354)	3,628

Net equity transactions	(282,350)	62,461	(1,536,216)	897,724	(161,313)	(532,786)	33,381,756	(7,152,613)

Net change in contract owners’ equity	(1,149,746)	516,324	(1,953,603)	790,783	(214,007)	(384,293)	33,766,523	(8,630,457)
Contract owners’ equity at beginning of period	3,997,205	3,480,881	6,550,825	5,760,042	1,194,594	1,578,887	128,436,308	137,066,765

Contract owners’ equity at end of period	$2,847,459	3,997,205	4,597,222	6,550,825	980,587	1,194,594	162,202,831	128,436,308

CHANGE IN UNITS:
Beginning units	167,827	164,953	586,630	504,853	63,686	92,300	11,240,377	11,874,602
Units purchased	15,626	68,472	84,079	195,238	-	-	20,506,313	20,585,585
Units redeemed	(31,079)	(65,598)	(230,419)	(113,461)	(7,506)	(28,614)	(17,474,132)	(21,219,810)

Ending units	152,374	167,827	440,290	586,630	56,180	63,686	14,272,558	11,240,377

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	SCF		SCF2		SCGF		SCGF2
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$(483,389)	(971,686)	(13,146)	(18,937)	(215,616)	(308,069)	(3,809)	(5,481)
Realized gain (loss) on investments	(48,897)	734,654	135,820	15,628	(130,807)	540,459	(28,380)	496
Change in unrealized gain (loss) on investments	(33,033,157)	21,567,733	(476,051)	245,917	(10,519,290)	(129,571)	(72,863)	(851)
Reinvested capital gains	16,143,085	899,804	198,923	10,618	2,856,703	2,273,678	35,622	28,584

Net increase (decrease) in contract owners’ equity resulting from operations	(17,422,358)	22,230,505	(154,454)	253,226	(8,009,010)	2,376,497	(69,430)	22,748

Equity transactions:
Purchase payments received from contract owners (note 4)	677,725	483,076	-	2,774	65,818	317,789	366	6
Transfers between funds	(841,749)	(1,756,146)	2,890	(190,193)	(186,585)	(1,216,595)	7,232	(8,228)
Redemptions (notes 2, 3, and 4)	(5,589,992)	(8,326,324)	(42,157)	(84,884)	(1,371,714)	(2,466,350)	(29,119)	(10,356)
Adjustments to maintain reserves	(9,243)	(100)	(49,002)	(33)	(3,126)	80	(21,639)	73

Net equity transactions	(5,763,259)	(9,599,494)	(88,269)	(272,336)	(1,495,607)	(3,365,076)	(43,160)	(18,505)

Net change in contract owners’ equity	(23,185,617)	12,631,011	(242,723)	(19,110)	(9,504,617)	(988,579)	(112,590)	4,243
Contract owners’ equity at beginning of period	90,662,287	78,031,276	989,299	1,008,409	26,104,412	27,092,991	296,712	292,469

Contract owners’ equity at end of period	$67,476,670	90,662,287	746,576	989,299	16,599,795	26,104,412	184,122	296,712

CHANGE IN UNITS:
Beginning units	1,065,106	1,188,365	22,556	29,447	465,915	527,266	8,671	9,227
Units purchased	28,399	69,758	521	2,219	22,008	22,183	336	733
Units redeemed	(108,303)	(193,017)	(1,654)	(9,110)	(57,868)	(83,534)	(1,112)	(1,289)

Ending units	985,202	1,065,106	21,423	22,556	430,055	465,915	7,895	8,671

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	SCVF		SCVF2		TRF		TRF2
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$(484,994)	(790,166)	(7,051)	(8,826)	85,755	(314,724)	(3,100)	(4,639)
Realized gain (loss) on investments	(2,677,402)	(3,408,413)	58,723	(83,047)	6,950,425	10,485,746	79,526	55,950
Change in unrealized gain (loss) on investments	(15,909,374)	22,691,992	(156,048)	210,123	(26,564,112)	4,458,672	(125,905)	(10,715)
Reinvested capital gains	9,313,543	-	55,290	-	9,467,507	4,691,547	22,984	14,384

Net increase (decrease) in contract owners’ equity resulting from operations	(9,758,227)	18,493,413	(49,086)	118,250	(10,060,425)	19,321,241	(26,495)	54,980

Equity transactions:
Purchase payments received from contract owners (note 4)	370,014	324,137	-	-	761,616	793,476	-	-
Transfers between funds	(2,114,087)	(2,651,832)	(33,595)	(69,790)	(2,810,355)	(5,188,897)	(2,418)	(28,660)
Redemptions (notes 2, 3, and 4)	(4,516,878)	(5,757,750)	(42,219)	(37,554)	(7,484,218)	(10,723,874)	(81,229)	(59,929)
Adjustments to maintain reserves	(2,836)	(350)	(15,316)	29	(5,364)	(425)	(7,623)	(70)

Net equity transactions	(6,263,787)	(8,085,795)	(91,130)	(107,315)	(9,538,321)	(15,119,720)	(91,270)	(88,659)

Net change in contract owners’ equity	(16,022,014)	10,407,618	(140,216)	10,935	(19,598,746)	4,201,521	(117,765)	(33,679)
Contract owners’ equity at beginning of period	73,014,180	62,606,562	462,483	451,548	107,016,118	102,814,597	333,590	367,269

Contract owners’ equity at end of period	$56,992,166	73,014,180	322,267	462,483	87,417,372	107,016,118	215,825	333,590

CHANGE IN UNITS:
Beginning units	945,980	1,056,848	14,579	18,174	2,410,217	2,786,736	10,285	13,569
Units purchased	11,182	21,482	19	2,059	31,702	43,530	-	57
Units redeemed	(98,966)	(132,350)	(2,594)	(5,654)	(269,241)	(420,049)	(2,967)	(3,341)

Ending units	858,196	945,980	12,004	14,579	2,172,678	2,410,217	7,318	10,285

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	AMCG		AMMCGS		AMSRS		AMTB
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$(2,700)	(5,315)	(11,840)	(19,205)	(37,315)	(51,475)	242,670	149,860
Realized gain (loss) on investments	36,908	7,902	(106,979)	242,792	112,385	735,875	(106,926)	30,794
Change in unrealized gain (loss) on investments	(132,338)	(3,625)	(447,115)	(252,205)	(1,902,554)	617,323	(783,537)	(227,142)
Reinvested capital gains	28,914	33,110	166,874	175,016	523,693	141,583	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(69,216)	32,072	(399,060)	146,398	(1,303,791)	1,443,306	(647,793)	(46,488)

Equity transactions:
Purchase payments received from contract owners (note 4)	1	(5,007)	733	5,124	2,826	1,815	3,562	70,117
Transfers between funds	(93,937)	(914)	(99,895)	(182,656)	(37,481)	(175,273)	153,969	1,440,849
Redemptions (notes 2, 3, and 4)	(20,603)	(4,136)	(267,934)	(112,609)	(323,225)	(1,458,139)	(891,280)	(914,459)
Adjustments to maintain reserves	(2,827)	84	(123)	21	(18)	73	(187)	41

Net equity transactions	(117,366)	(9,973)	(367,219)	(290,120)	(357,898)	(1,631,524)	(733,936)	596,548

Net change in contract owners’ equity	(186,582)	22,099	(766,279)	(143,722)	(1,661,689)	(188,218)	(1,381,729)	550,060
Contract owners’ equity at beginning of period	315,071	292,972	1,438,776	1,582,498	6,865,507	7,053,725	10,151,668	9,601,608

Contract owners’ equity at end of period	$128,489	315,071	672,497	1,438,776	5,203,818	6,865,507	8,769,939	10,151,668

CHANGE IN UNITS:
Beginning units	5,749	5,897	63,736	78,069	153,577	198,854	892,456	837,201
Units purchased	40	-	15,640	27,770	169	1,340	91,604	233,858
Units redeemed	(2,474)	(148)	(36,961)	(42,103)	(9,412)	(46,617)	(158,947)	(178,603)

Ending units	3,315	5,749	42,415	63,736	144,334	153,577	825,113	892,456

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	PMVAAD		PMVEBD		PMVFAD		PMVLAD
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$169,868	307,232	28,264	34,988	2,864	65,167	69,057	(146,580)
Realized gain (loss) on investments	14,271	147,667	(58,921)	32	(172,431)	(30,633)	(97,635)	(30,916)
Change in unrealized gain (loss) on investments	(775,051)	(37,587)	(131,296)	(77,094)	(88,882)	(166,644)	(1,168,752)	(246,512)
Reinvested capital gains	210,287	-	-	-	-	2,402	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(380,625)	417,312	(161,953)	(42,074)	(258,449)	(129,708)	(1,197,330)	(424,008)

Equity transactions:
Purchase payments received from contract owners (note 4)	8,516	115,336	514	4,154	8,893	3,869	118,622	47,117
Transfers between funds	(59,569)	(75,241)	(27,008)	(42,708)	(107,454)	66,424	116,383	(1,718,339)
Redemptions (notes 2, 3, and 4)	(166,807)	(289,488)	(96,430)	(102,334)	(216,579)	(174,777)	(1,318,028)	(1,971,563)
Adjustments to maintain reserves	(21)	(102)	(69)	(11)	(11)	(133)	391	(285)

Net equity transactions	(217,881)	(249,495)	(122,993)	(140,899)	(315,151)	(104,617)	(1,082,632)	(3,643,070)

Net change in contract owners’ equity	(598,506)	167,817	(284,946)	(182,973)	(573,600)	(234,325)	(2,279,962)	(4,067,078)
Contract owners’ equity at beginning of period	3,059,421	2,891,604	984,022	1,166,995	1,304,965	1,539,290	18,247,117	22,314,195

Contract owners’ equity at end of period	$2,460,915	3,059,421	699,076	984,022	731,365	1,304,965	15,967,155	18,247,117

CHANGE IN UNITS:
Beginning units	205,097	222,352	79,721	91,169	102,808	110,796	1,547,082	1,851,307
Units purchased	3,717	38,657	9,553	8,167	18,060	14,249	128,269	119,402
Units redeemed	(19,524)	(55,912)	(21,411)	(19,615)	(49,823)	(22,237)	(220,127)	(423,627)

Ending units	189,290	205,097	67,863	79,721	71,045	102,808	1,455,224	1,547,082

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	PMVRRA		PMVSTA		PMVTRA		PMVTRD
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$38,349	25,341	16,615	(3,999)	-	8,355	154	59,924
Realized gain (loss) on investments	550	10,890	(38,308)	4,676	-	(47,043)	(2,446)	(108,728)
Change in unrealized gain (loss) on investments	(128,854)	(6,537)	(53,930)	(54,978)	-	(52,057)	40	(693,986)
Reinvested capital gains	-	-	8,093	-	-	62,164	-	459,710

Net increase (decrease) in contract owners’ equity resulting from operations	(89,955)	29,694	(67,530)	(54,301)	-	(28,581)	(2,252)	(283,080)

Equity transactions:
Purchase payments received from contract owners (note 4)	6,903	5,890	41,094	1,501	-	13,794	-	83,406
Transfers between funds	68,124	83,396	1,015,510	611,603	-	(1,163,883)	-	(10,614,454)
Redemptions (notes 2, 3, and 4)	(11,842)	(72,700)	(716,879)	(510,833)	-	(88,705)	-	(1,235,321)
Adjustments to maintain reserves	(115)	179	(115)	(54)	-	(1,794)	2,252	(22,555)

Net equity transactions	63,070	16,765	339,610	102,217	-	(1,240,588)	2,252	(11,788,924)

Net change in contract owners’ equity	(26,885)	46,459	272,080	47,916	-	(1,269,169)	-	(12,072,004)
Contract owners’ equity at beginning of period	659,373	612,914	4,138,681	4,090,765	-	1,269,169	-	12,072,004

Contract owners’ equity at end of period	$632,488	659,373	4,410,761	4,138,681	-	-	-	-

CHANGE IN UNITS:
Beginning units	38,595	37,482	397,752	388,304	-	69,089	-	941,525
Units purchased	4,676	5,571	201,757	198,487	-	14,633	-	63,809
Units redeemed	(807)	(4,458)	(169,776)	(189,039)	-	(83,722)	-	(1,005,334)

Ending units	42,464	38,595	429,733	397,752	-	-	-	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	PVEIB		PVIGIB		PVTIGB		ROCMC
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$2,904	(892)	1,430	214	883	343	(3,068)	(4,329)
Realized gain (loss) on investments	6,971	9,376	(9,716)	6,105	(52,577)	10,943	12,105	11,056
Change in unrealized gain (loss) on investments	(143,313)	60,051	(6,086)	1,632	688	(7,313)	(174,366)	66,206
Reinvested capital gains	94,296	10,950	9,336	1,220	23,042	4,452	79,532	17,227

Net increase (decrease) in contract owners’ equity resulting from operations	(39,142)	79,485	(5,036)	9,171	(27,964)	8,425	(85,797)	90,160

Equity transactions:
Purchase payments received from contract owners (note 4)	67,814	6,714	(13)	607	2,268	647	3,933	7,775
Transfers between funds	901,253	881,831	415,257	290,302	199,735	(5,205)	(39,523)	(8,505)
Redemptions (notes 2, 3, and 4)	(109,603)	(37,327)	(12,420)	(2,705)	(50,192)	(1,432)	(31,077)	(17,759)
Adjustments to maintain reserves	(5)	(35)	(107)	1	1,366	(380)	131	(141)

Net equity transactions	859,459	851,183	402,717	288,205	153,177	(6,370)	(66,536)	(18,630)

Net change in contract owners’ equity	820,317	930,668	397,681	297,376	125,213	2,055	(152,333)	71,530
Contract owners’ equity at beginning of period	962,800	32,132	338,509	41,133	112,011	109,956	396,966	325,436

Contract owners’ equity at end of period	$1,783,117	962,800	736,190	338,509	237,224	112,011	244,633	396,966

CHANGE IN UNITS:
Beginning units	58,227	1,611	21,997	3,042	7,686	8,080	16,609	17,494
Units purchased	72,184	60,200	37,516	21,889	17,608	5,041	1,087	1,235
Units redeemed	(17,048)	(3,584)	(7,722)	(2,934)	(5,958)	(5,435)	(4,352)	(2,120)

Ending units	113,363	58,227	51,791	21,997	19,336	7,686	13,344	16,609

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	TRHS2		VWEM		VWHA		VWHAS
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$(361,203)	(455,678)	(67,890)	(24,726)	26,925	(32,177)	18,804	(40,716)
Realized gain (loss) on investments	2,216,644	2,833,368	(329,415)	672,693	(17,678)	(155,587)	1,345,058	739,727
Change in unrealized gain (loss) on investments	(8,055,000)	(550,859)	(4,199,674)	(2,642,612)	356,386	996,821	(1,217,529)	(25,315)
Reinvested capital gains	506,502	2,587,264	1,674,719	306,918	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(5,693,057)	4,414,095	(2,922,260)	(1,687,727)	365,633	809,057	146,333	673,696

Equity transactions:
Purchase payments received from contract owners (note 4)	409,350	350,689	51,076	82,199	3,966	7,877	57,796	81,893
Transfers between funds	(2,410,276)	(1,177,828)	(537,009)	(18,199)	(228,812)	(264,170)	1,982,573	752,243
Redemptions (notes 2, 3, and 4)	(3,268,992)	(3,402,283)	(644,870)	(1,193,043)	(365,812)	(495,205)	(861,293)	(528,651)
Adjustments to maintain reserves	1,427	(1,106)	(6)	224	4,427	(242)	8,885	3

Net equity transactions	(5,268,491)	(4,230,528)	(1,130,809)	(1,128,819)	(586,231)	(751,740)	1,187,961	305,488

Net change in contract owners’ equity	(10,961,548)	183,567	(4,053,069)	(2,816,546)	(220,598)	57,317	1,334,294	979,184
Contract owners’ equity at beginning of period	40,945,269	40,761,702	11,557,730	14,374,276	4,816,769	4,759,452	4,993,351	4,014,167

Contract owners’ equity at end of period	$29,983,721	40,945,269	7,504,661	11,557,730	4,596,171	4,816,769	6,327,645	4,993,351

CHANGE IN UNITS:
Beginning units	631,492	701,633	265,493	292,090	159,196	186,575	611,414	576,458
Units purchased	31,680	65,351	22,187	25,432	535	382	636,516	352,422
Units redeemed	(127,477)	(135,492)	(56,092)	(52,029)	(18,207)	(27,761)	(523,124)	(317,466)

Ending units	535,695	631,492	231,588	265,493	141,524	159,196	724,806	611,414

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	VRVDRA		WRGBP		WRMMP
	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$(1,800)	(94)	49,227	61,678	(40,551)	(173,133)
Realized gain (loss) on investments	(70,489)	54,627	(147,355)	46,221	-	-
Change in unrealized gain (loss) on investments	(188,417)	90,302	104	(152,581)	-	-
Reinvested capital gains	13,160	12,201	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(247,546)	157,036	(98,024)	(44,682)	(40,551)	(173,133)

Equity transactions:
Purchase payments received from contract owners (note 4)	3,135	29,641	-	762	-	8,464,493
Transfers between funds	(356,402)	771,991	(1,815,989)	(481,475)	(11,528,079)	10,227,167
Redemptions (notes 2, 3, and 4)	(46,676)	(19,127)	(37,507)	(246,337)	(1,845,174)	(20,095,884)
Adjustments to maintain reserves	12,756	(16)	66	(53)	(44,628)	(35)

Net equity transactions	(387,187)	782,489	(1,853,430)	(727,103)	(13,417,881)	(1,404,259)

Net change in contract owners’ equity	(634,733)	939,525	(1,951,454)	(771,785)	(13,458,432)	(1,577,392)
Contract owners’ equity at beginning of period	1,085,199	145,674	1,951,454	2,723,239	13,458,432	15,035,824

Contract owners’ equity at end of period	$450,466	1,085,199	-	1,951,454	-	13,458,432

CHANGE IN UNITS:
Beginning units	71,136	13,816	159,082	217,908	1,303,794	1,444,868
Units purchased	36,395	119,221	-	30,265	-	2,491,141
Units redeemed	(67,080)	(61,901)	(159,082)	(89,091)	(1,303,794)	(2,632,215)

Ending units	40,451	71,136	-	159,082	-	1,303,794

*

For all subaccounts not included herein but listed as an investment option in note 1(b), there was no activity during the two-year period. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2022, if applicable.

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide Variable Account-9 (the Separate Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on May 22, 1997. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. The Separate Account is an Investment Company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies. The Company offers tax qualified and non-tax qualified Modified Single Premium Deferred Variable Annuity Contracts and Individual Single Premium Immediate Variable Annuity Contracts through the Separate Account.

Effective July 1, 2000, the Company entered into a reinsurance agreement with Security Benefit Life Insurance Company (SBL) to sell, transfer and cede on an indemnity basis all of its obligations in connection with annuity contracts issued pursuant to the NEA Valuebuilder Annuity Program (Program). Under the agreement, the Company continued to provide administrative and support services for contracts issued under the Program until September 2001. Thereafter, SBL assumed full responsibility for servicing the contracts and receives all fees and charges of the contracts. The Company is paid a supplemental Capital Charge by SBL to meet the capital needs of the reinsured contracts. The ceding of risk does not discharge the Company from its primary obligation, including regulatory record keeping and reporting, to the contract owners of the Separate Account.

(b) The Contracts

The Separate Account offers variable annuity insurance benefits intended to serve the long-term saving needs of investors. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized. Contract features are described in the applicable prospectus.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

With certain exceptions, contract owners in either the accumulation or payout phase may invest in any of the following:

AB FUNDS

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B (ALVDAB)*

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B (ALVGIB)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B (ALVIVB)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Large Cap Growth Portfolio: Class B (ALVPGB)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B (ALVSVB)

ALLSPRING GLOBAL INVESTMENTS

Allspring Variable Trust - VT Opportunity Fund: Class 2 (SVOF)

Allspring Variable Trust - VT Small Cap Growth Fund: Class 2 (WFVSCG)

AMERICAN CENTURY INVESTMENTS

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I (ACVI)

American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I (ACVIG)

American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class II (ACVIG2)

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II (ACVIP2)

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I (ACVMV1)

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II (ACVMV2)

American Century Variable Portfolios, Inc. - American Century VP Ultra(R) Fund: Class I (ACVU1)

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I (ACVV)

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II (ACVV2)

AMERICAN FUNDS GROUP (THE)

American Funds Insurance Series(R) - Washington Mutual Investors Fund: Class 4 (AMVBC4)

American Funds Insurance Series(R) - U.S. Government Securities Fund: Class 2 (AMVGV2)

American Funds Insurance Series(R) - New World Fund: Class 4 (AMVNW4)

BLACKROCK FUNDS

BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III (BRVED3)

BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III (BRVHY3)

BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III (BRVTR3)

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III (MLVGA3)

BNY MELLON INVESTMENT MANAGEMENT

BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares (DCAP)

BNY Mellon Variable Investment Fund - Appreciation Portfolio: Service Shares (DCAPS)*

BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares (DSC)*

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)

BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares (DSRG)

BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Service Shares (DSRGS)

BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares (DVDLS)*

BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares (DVMCSS)

BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares (DVSCS)

COLUMBIA FUNDS MANAGEMENT COMPANY

Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2 (CLVHY2)

DELAWARE FUNDS BY MACQUARIE

Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class (DWVSVS)

EATON VANCE FUNDS

Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class (ETVFR)

FEDERATED HERMES, INC.

Federated Hermes Insurance Series - Federated Hermes High Income Bond Fund II: Service Shares (FHIBS)

Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares (FQB)

Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Service Shares (FQBS)

Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Service Shares (FVU2S)

FIDELITY INVESTMENTS

Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 (FB2)

Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class 2 (FC2)

Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class (FCS)

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 (FEI2)

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class (FEIS)

Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 (FEMS2)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class (FF10S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 (FF10S2)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class (FF20S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 (FF20S2)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class (FF30S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 (FF30S2)

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 (FG2)

Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 (FGI2)

Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class (FGOS)

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class (FGS)

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class (FHIS)

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class (FIGBS)

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 (FMC2)

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class (FMCS)

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 (FNRS2)

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 (FO2)

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class (FOS)

Fidelity Variable Insurance Products - VIP Real Estate Portfolio: Service Class 2 (FRESS2)

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class (FVSS)

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 (FVSS2)

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 (FTVDM2)

Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 (FTVFA2)

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 (FTVGI2)

Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 (FTVIS2)

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 (FTVRD2)

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 (FTVSV2)

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 (TIF)*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 (TIF2)

GOLDMAN SACHS ASSET MANAGEMENT GROUP

Goldman Sachs Variable Insurance Trust - Goldman Sachs Trend Driven Allocation Fund: Service Shares (GVGMNS)

Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares (GVMSAS)

GUGGENHEIM INVESTMENTS

Rydex Variable Trust - Multi-Hedge Strategies Fund (RVARS)

Guggenheim Variable Funds Trust - Series D (World Equity Income Series) (SBLD)

Guggenheim Variable Funds Trust - Series J (StylePlus Mid Growth Series) (SBLJ)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

Guggenheim Variable Funds Trust - Series N (Managed Asset Allocation Series) (SBLN)

Guggenheim Variable Funds Trust - Series O (All Cap Value Series) (SBLO)

Guggenheim Variable Funds Trust - Series P (High Yield Series) (SBLP)

Guggenheim Variable Funds Trust - Series Q (Small Cap Value Series) (SBLQ)

Guggenheim Variable Funds Trust - Series V (SMid Cap Value Series) (SBLV)

Guggenheim Variable Funds Trust - Series X (StylePlus - Small Growth Series) (SBLX)

Guggenheim Variable Funds Trust - Series Y (StylePlus - Large Growth Series) (SBLY)

INVESCO INVESTMENTS

Invesco - Invesco V.I. Comstock Fund: Series II Shares (ACC2)

Invesco - Invesco V.I. American Franchise Fund: Series I Shares (ACEG)

Invesco - Invesco V.I. American Franchise Fund: Series II Shares (ACEG2)*

Invesco - Invesco V.I. Core Equity Fund: Series II Shares (AVCE2)

Invesco - Invesco V.I. Core Equity Fund: Series I Shares (AVGI)

Invesco - Invesco V.I. EQV International Equity Fund: Series I Shares (AVIE)*

Invesco - Invesco V.I. Health Care Fund: Series I Shares (IVHS)

Invesco - Invesco V.I. Equity and Income Fund: Series I Shares (IVKEI1)

Invesco - Invesco V.I. Main Street Mid Cap Fund: Series II Shares (IVMCC2)

Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares (IVRE)

Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)

Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series II (OVAG2)

Invesco - Invesco V.I. Main Street Fund: Series I (OVGI)

Invesco - Invesco V.I. Main Street Fund: Series II (OVGIS)*

Invesco - Invesco V.I. Capital Appreciation Fund: Series I (OVGR)

Invesco - Invesco V.I. Global Fund: Series I (OVGS)

Invesco - Invesco V.I. Global Fund: Series II (OVGSS)

Invesco Oppenheimer V.I. International Growth Fund: Series II (OVIGS)

Invesco - Invesco V.I. Global Strategic Income Fund: Series I (OVSB)

Invesco - Invesco V.I. Global Strategic Income Fund: Series II (OVSBS)

Invesco - Invesco V.I. Main Street Small Cap Fund: Series I (OVSC)

Invesco - Invesco V.I. Main Street Small Cap Fund: Series II (OVSCS)

IVY INVESTMENTS

Ivy Variable Insurance Portfolios - Delaware Ivy Asset Strategy: Class II (WRASP)

Ivy Variable Insurance Portfolios - Delaware Ivy Corporate Bond: Class II (WRBDP)

Ivy Variable Insurance Portfolios - Delaware Ivy Balanced: Class II (WRBP)

Ivy Variable Insurance Portfolios - Delaware Ivy Core Equity: Class II (WRCEP)

Ivy Variable Insurance Portfolios - Delaware VIP Global Value Equity: Class II (WRDIV)

Ivy Variable Insurance Portfolios - Delaware Ivy Energy: Class II (WRENG)

Ivy Variable Insurance Portfolios - Delaware Ivy Natural Resources: Class II (WRGNR)

Ivy Variable Insurance Portfolios - Delaware Ivy Growth: Class II (WRGP)

Ivy Variable Insurance Portfolios - Delaware Ivy High Income: Class II (WRHIP)

Ivy Variable Insurance Portfolios - Delaware Ivy International Core Equity: Class II (WRI2P)

Ivy Variable Insurance Portfolios - Delaware Ivy Global Growth: Class II (WRIP)

Ivy Variable Insurance Portfolios - Delaware Ivy Limited-Term Bond: Class II (WRLTBP)

Ivy Variable Insurance Portfolios - Delaware Ivy Mid Cap Growth: Class II (WRMCG)

Ivy Variable Insurance Portfolios - Delaware VIP Real Estate Securities: Class II (WRRESP)

Ivy Variable Insurance Portfolios - Delaware Ivy Small Cap Growth: Class II (WRSCP)

Ivy Variable Insurance Portfolios - Delaware Ivy Smid Cap Core: Class II (WRSCV)

Ivy Variable Insurance Portfolios - Delaware Ivy Science and Technology: Class II (WRSTP)

Ivy Variable Insurance Portfolios - Delaware Ivy Value: Class II (WRVP)

J.P. MORGAN INVESTMENT MANAGEMENT INC.

JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 (JPMMV1)

JANUS HENDERSON INVESTORS

Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares (JABS)

Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares (JACAS)

Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares (JAFBS)

Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares (JAGTS)

Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares (JAIGS)

LAZARD FUNDS

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares (LZREMS)

LORD ABBETT FUNDS

Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC (LOVTRC)

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS(R) Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class (M2IGSS)

MFS(R) Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class (MMCGSC)

MFS(R) Variable Insurance Trust - MFS New Discovery Series: Service Class (MNDSC)

MFS(R) Variable Insurance Trust II - MFS Research International Portfolio: Service Class (MV2RIS)

MFS(R) Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class (MV3MVS)

MFS(R) Variable Insurance Trust - MFS Value Series: Service Class (MVFSC)

MFS(R) Variable Insurance Trust II - MFS International Growth Portfolio: Service Class (MVIGSC)

MFS(R) Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class (MVIVSC)

MORGAN STANLEY

Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I (MSEM)

Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II (MSGI2)

Morgan Stanley Variable Insurance Fund, Inc. - Growth Portfolio: Class II (MSVEG2)

Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II (MSVF2)

Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I (MSVFI)

Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class I (MSVIM)*

Morgan Stanley Variable Insurance Fund, Inc. - Discovery Portfolio: Class I (MSVMG)

Morgan Stanley Variable Insurance Fund, Inc. - U.S. Real Estate Portfolio: Class I (MSVRE)

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II (DTRTFB)

Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class I (EIF)

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class II (GBF2)

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I (GEM)

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II (GEM2)

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I (GIG)

Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II (GVAAA2)

Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II (GVABD2)

Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II (GVAGG2)

Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II (GVAGI2)

Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II (GVAGR2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)

Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class I (GVEX1)

Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class II (GVEX2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII (GVIX8)

Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I (HIBF)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II (IDPG2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II (IDPGI2)

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I (MCIF)

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class II (MCIF2)

Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I (MSBF)

Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II (NAMAA2)

Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II (NAMGI2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II (NCPG2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II (NCPGI2)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class I (NVAMV1)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class II (NVAMV2)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class X (NVAMVX)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class Z (NVAMVZ)

Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I (NVCBD1)

Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II (NVCBD2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II (NVCCA2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II (NVCCN2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II (NVCMA2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II (NVCMC2)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II (NVCMD2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II (NVCRA2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II (NVCRB2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II (NVDBL2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II (NVDCA2)

Nationwide Variable Insurance Trust - NVIT iShares Fixed Income ETF Fund: Class II (NVFIII)

Nationwide Variable Insurance Trust - NVIT iShares Global Equity ETF Fund: Class II (NVGEII)

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class I (NVLCP1)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class II (NVLCP2)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class P (NVLCPP)

Nationwide Variable Insurance Trust - NVIT BlackRock Managed Global Allocation Fund: Class II (NVMGA2)

Nationwide Variable Insurance Trust - NVIT NS Partners International Focused Growth Fund: Class I (NVMIG1)

Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X (NVMIVX)

Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z (NVMIVZ)

Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I (NVMLG1)

Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II (NVMLG2)

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class II (NVMM2)

Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class I (NVMMG1)

Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class II (NVMMG2)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)

Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class I (NVNMO1)

Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class II (NVNMO2)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Sustainable U.S. Equity Fund: Class I (NVNSR1)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Sustainable U.S. Equity Fund: Class II (NVNSR2)*

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class I (NVOLG1)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class II (NVOLG2)

Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I (NVRE1)

Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II (NVSIX2)

Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II (NVSTB2)

Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I (NVTIV3)

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I (SAM)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I (SCF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II (SCF2)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I (SCGF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II (SCGF2)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II (SCVF2)

Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I (TRF)

Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II (TRF2)

NEUBERGER & BERMAN MANAGEMENT, INC.

Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: I Class Shares (AMCG)

Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: S Class Shares (AMMCGS)

Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares (AMSRS)

Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares (AMTB)

PIMCO FUNDS

PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class (PMVAAD)

PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class (PMVEBD)

PIMCO Variable Insurance Trust - International Bond Portfolio (unhedged): Advisor Class (PMVFAD)

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class (PMVLAD)

PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class (PMVRRA)

PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class (PMVSTA)

PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class (PMVTRA)*

PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class (PMVTRD)*

PUTNAM INVESTMENTS

Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB (PVEIB)

Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB (PVGOB)*

Putnam Variable Trust - Putnam VT International Value Fund: Class IB (PVIGIB)

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB (PVTIGB)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

ROYCE CAPITAL FUNDS

Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class (ROCMC)

T. ROWE PRICE

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II (TRHS2)

VAN ECK ASSOCIATES CORPORATION

VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class (VWEM)

VanEck VIP Trust - VanEck VIP Global Resources Fund: Initial Class (VWHA)

VanEck VIP Trust - VanEck VIP Global Resources Fund: Class S (VWHAS)

VIRTUS MUTUAL FUNDS

Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A (VRVDRA)

*	At December 31, 2022, contract owners were not invested in this fund.

Unless listed below, the financial statements presented are as of December 31, 2022 and for each of the years in the two-year period ended December 31, 2022. For the subaccounts listed below with inception dates in 2022, the financial statements are as of December 31, 2022 and for the period from the inception date to December 31, 2022. For the subaccounts listed below with liquidation dates in 2022, the financial statements are for the period from January 1, 2022 to the liquidation date. For the subaccounts listed below with inception dates in 2021, the prior year financial statements reflect the period from inception date to December 31, 2021.

	Inception Date	Liquidation Date
Nationwide Variable Insurance Trust - NVIT iShares Global Equity ETF Fund: Class II (NVGEII)	3/18/2021
Morgan Stanley Variable Insurance Fund, Inc. - Growth Portfolio: Class II (MSVEG2)	5/5/2021
Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class P (NVLCPP)	9/27/2021
Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class I (NVLCP1)	11/12/2021
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class II (MCIF2)	11/12/2021
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class II (NVMM2)	11/16/2021
American Funds Insurance Series(R) - New World Fund: Class 4 (AMVNW4)	5/20/2022
American Funds Insurance Series(R) - U.S. Government Securities Fund: Class 2 (AMVGV2)	5/24/2022
American Funds Insurance Series(R) - Washington Mutual Investors Fund: Class 4 (AMVBC4)	7/13/2022
Ivy Variable Insurance Portfolios - Delaware Ivy Global Bond: Class II (WRGBP)		4/27/2022
Ivy Variable Insurance Portfolios - Delaware Ivy Government Money Market: Class II (WRMMP)		4/27/2022

There were no underlying mutual fund mergers for each of the years in the two-year period ending December 31, 2022.

For the one-year period ended December 31, 2022, the following subaccount name changes occurred:

Subaccount Abbreviation	Current Legal Name	Prior Legal Name	Effective Date
DWVSVS	Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class	Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class	5/1/2022
RVARS	Rydex Variable Trust - Multi-Hedge Strategies Fund	Guggenheim Variable Fund - Multi-Hedge Strategies	5/1/2022
AVIE	Invesco - Invesco V.I. EQV International Equity Fund: Series I Shares	Invesco - Invesco V.I. International Growth Fund: Series I Shares	5/1/2022
WRDIV	Ivy Variable Insurance Portfolios - Delaware VIP Global Value Equity: Class II	Ivy Variable Insurance Portfolios - Delaware Ivy Global Equity Income: Class II	7/29/2022
WRRESP	Ivy Variable Insurance Portfolios - Delaware VIP Real Estate Securities: Class II	Ivy Variable Insurance Portfolios - Delaware Ivy Securian Real Estate Securities: Class II	7/29/2022
WRSCV	Ivy Variable Insurance Portfolios - Delaware Ivy Smid Cap Core: Class II	Ivy Variable Insurance Portfolios - Delaware Ivy Small Cap Core: Class II	5/1/2022
NVMIG1	Nationwide Variable Insurance Trust - NVIT NS Partners International Focused Growth Fund: Class I	Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class I	7/18/2022
VWEM	VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class	VanEck VIP Trust - Emerging Markets Fund: Initial Class	5/1/2022
VWHA	VanEck VIP Trust - VanEck VIP Global Resources Fund: Initial Class	VanEck VIP Trust - Global Resources Fund: Initial Class	5/1/2022
VWHAS	VanEck VIP Trust - VanEck VIP Global Resources Fund: Class S	VanEck VIP Trust - Global Resources Fund: Class S	5/1/2022

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to subaccounts and/or the fixed account as instructed by the contract owner. Shares of the subaccounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing Net Asset Value per share at December 31, 2022 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Separate Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Separate Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

At each financial reporting date, the Separate Account financial statements include an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to the payment method selected by the contract owner.

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 6%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g) Adjustments to Maintain reserves (ATM)

Adjustments to Maintain reserves primarily represent timing related adjustments absorbed by the general account in order to maintain appropriate contract owner account balances.

(h) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were available to be issued with the Securities and Exchange Commission, and no subsequent events have occurred requiring accrual or disclosures.

(2) Expenses

The Separate Account assesses charges associated with the contract. These charges are either assessed as a direct reduction in unit values or through a redemption of units from the subaccounts contained within the Separate Account. The assessment of charges varies based on the contract and any additional riders or benefits elected. The additional riders or benefits and related charges specific to each contract are described in detail in the applicable prospectus. Maximum variable account charges for contracts offered through the Separate Account range from 1.60% to 3.95%.

Contract Charges
Recurring Variable Account Charges - assessed through a reduction in unit values	Equal, on an annualized basis, to 0.95% - 1.75% of the daily value of the allocations to the underlying fund options
Contract Maintenance Charge - assessed through a redemption of units	Up to $35 annually
Contingent Deferred Sales Charge - assessed on the amount of purchase payment surrendered	0.00% - 7.00%
Maximum Contingent Deferred Sales Charge Period	7 years
Rider Charges - annualized and assessed through either a reduction in unit value or the redemption of units
Reduced Purchase Payment Option	0.25%
Five Year CDSC Option	0.15%
CDSC Waiver Options	0.05% - 0.15%
One-Year Enhanced Death Benefit Option	0.15%
One-Year Step Up Death Benefit Option	0.05% - 0.10%

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

Greater of One - Year or 5% Enhanced Death Benefit Option	0.15% - 0.20%
5% Enhanced Death Benefit Option	0.05% - 0.15%
Guaranteed Minimum Income Benefit Option 1	0.45%
Guaranteed Minimum Income Benefit Option 2	0.30%
Beneficiary Protector Option	0.40%
Extra Value Option (EV)	0.45%
Capital Preservation Plus Option	0.50%
Spousal Protection Annuity Option	0.10%
America’s Income Annuity Income Foundation Rider	1.00%

(3) Annuity Benefits

Annuity benefit proceeds result in a redemption of the policy value from the Separate Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. For last survivor flexible premium policies, the proceeds are payable on the death of the last surviving insured. In the event that the guaranteed death benefit exceeds the policy value on the date of death, the excess is paid by the Company’s general account.

(4) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Separate Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Separate Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Separate Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Separate Account at the direction of the contract owner. For the years ended December 31, 2022 and 2021, total transfers to the Separate Account from the fixed account were $10,036,503 and $11,918,515, respectively, and total transfers from the Separate Account to the fixed account were $23,672,846 and $44,691,426, respectively. Transfers from the Separate Account to the fixed account are included in redemptions, and transfers to the Separate Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

(5) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Separate Account categorized its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Separate Account categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

•

Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets, quotes prices for identical or similar assets or liabilities in markets that are not active or inputs (other than quotes prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. Primary inputs to this valuation technique may include comparative trades, bid/asks, interest rate movements, U.S. Treasury rates, Secures Overnight Financing Rate, prime rates, cash flows, maturity dates, callability, estimated prepayments and/or underlying collateral values.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The investments used by all subaccounts are mutual funds and are valued using daily Net Asset Values (NAVs), which are deemed to approximate fair values. As such, all funds are classified as Level 1 Investments.

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2022 are as follows:

Subaccount Abbreviation*	Purchases of Investments	Sales of Investments
ALVGIB	92,150	47,500
ALVIVB	151,705	42,292
ALVPGB	258,468	147,644
ALVSVB	998,979	1,125,314
SVOF	28,442	22,283
WFVSCG	1,549,011	1,623,657
ACVI	199,439	114,742
ACVIG	13,061,060	5,962,383
ACVIG2	159,714	57,353
ACVIP2	2,752,499	3,899,074
ACVMV1	3,206,659	2,125,344
ACVMV2	97,941	51,757
ACVU1	5,249	3,277
ACVV	230,919	352,672
ACVV2	1,350,355	637,190
AMVBC4	315,020	42,306
AMVGV2	440,785	207,386
AMVNW4	94,112	7,374
BRVED3	3,524,144	2,158,049
BRVHY3	42,036,104	63,243,486
BRVTR3	1,011,664	1,107,024
MLVGA3	729,522	2,441,082
DCAP	28,277	37,995
DSC	949	4,301
DSIF	32,556,072	35,916,781
DSRG	3,153,777	4,721,534
DSRGS	1,225	3,947
DVMCSS	383,317	259,251
DVSCS	2,693,290	2,160,737
CLVHY2	727,174	839,588
DWVSVS	3,921,356	3,892,767
ETVFR	14,899,294	15,432,546
FHIBS	50,275	92,257
FQB	1,738,409	4,863,551
FQBS	44,777	79,205
FVU2S	58,898	30,812
FB2	20,854,772	22,694,803
FC2	2,499,316	2,403,148
FCS	957,441	1,600,013
FEI2	2,585,153	2,642,279
FEIS	9,690,460	17,474,787
FEMS2	1,811,350	1,537,803
FF10S	8,915,585	10,098,571
FF10S2	11,995	7,307
FF20S	12,635,440	11,503,329
FF20S2	15,045	13,070
FF30S	10,283,068	9,922,700
FF30S2	13,906	42,980
FG2	3,696,591	3,509,716
FGI2	4,321,423	3,048,012
FGOS	450,621	166,538
FGS	16,620,161	23,265,272
FHIS	39,533,757	40,587,400
FIGBS	2,695,640	4,822,187
FMC2	192,084	145,647
FMCS	20,699,854	21,158,844
FNRS2	22,152,831	16,696,498

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

FO2	783,882	902,432
FOS	1,268,072	1,936,679
FRESS2	2,390,270	2,223,083
FVSS	10,004,681	10,208,587
FVSS2	408,394	359,015
FTVDM2	427,031	363,418
FTVFA2	550,209	381,133
FTVGI2	388,096	2,348,681
FTVIS2	4,513,679	4,234,637
FTVRD2	103,188	102,735
FTVSV2	2,091,403	1,125,449
TIF2	800,110	687,279
GVGMNS	36,381	36,574
GVMSAS	120,596	159,403
RVARS	1,150,037	269,491
SBLD	66,985	5,703
SBLJ	67,542	4,475
SBLN	60,756	26,012
SBLO	20,692	85,331
SBLP	53,768	40,364
SBLQ	54,073	46,890
SBLV	236,990	148,236
SBLX	24,420	11,722
SBLY	38,263	15,102
ACC2	2,846,137	2,887,254
ACEG	19,746	16,176
AVCE2	495,059	504,669
AVGI	2,700	2,354
IVHS	91,282	23,769
IVKEI1	467,541	462,961
IVMCC2	233,660	254,899
IVRE	14,985	46,005
OVAG	15,469,845	5,066,612
OVAG2	605,701	591,882
OVGI	120,936	46,965
OVGR	1,413,451	324,193
OVGS	13,292,650	7,777,685
OVGSS	108,932	54,560
OVIGS	200,336	164,095
OVSB	2,226,370	2,519,938
OVSBS	558,653	633,573
OVSC	1,262,199	1,058,955
OVSCS	16,692	17,676
WRASP	5,146,569	5,657,373
WRBDP	2,459,249	4,046,420
WRBP	35,386	26,147
WRCEP	15,875,155	11,091,159
WRDIV	2,266,812	1,105,366
WRENG	353,515	512,293
WRGNR	180,131	650,049
WRGP	26,180,711	16,366,697
WRHIP	2,431,707	4,410,006
WRI2P	985,295	733,301
WRIP	2,791,328	2,082,348
WRLTBP	967,972	648,281
WRMCG	4,863,324	2,355,378
WRRESP	826,676	633,937
WRSCP	8,071,532	3,457,946
WRSCV	1,100,885	454,004
WRSTP	7,454,594	4,614,240

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

WRVP	1,293	1,867
JPMMV1	15,540,676	14,339,989
JABS	1,523,509	920,086
JACAS	15,308,875	12,850,933
JAFBS	159,338	569,275
JAGTS	10,451,871	9,620,325
JAIGS	785,382	3,772,366
LZREMS	1,484,434	1,758,590
LOVTRC	157,533	438,544
M2IGSS	36,232	26,794
MMCGSC	549,382	544,468
MNDSC	3,345,562	2,873,989
MV2RIS	413,828	406,433
MV3MVS	441,086	403,624
MVFSC	28,504,181	29,544,796
MVIGSC	491,398	472,635
MVIVSC	16,167,180	17,307,227
MSEM	236,334	384,106
MSGI2	530,498	322,044
MSVEG2	919,778	695,927
MSVF2	25,137	36,661
MSVFI	711,644	888,994
MSVMG	14,726	61,496
MSVRE	110,966	132,212
DTRTFB	760,057	842,333
EIF	2,909,324	3,084,553
GBF	1,850,523	8,228,706
GBF2	922,075	1,082,010
GEM	626,748	1,354,831
GEM2	163,101	177,230
GIG	2,023,416	1,634,296
GVAAA2	5,185,210	10,650,054
GVABD2	1,433,620	2,705,604
GVAGG2	1,343,880	2,960,404
GVAGI2	1,029,697	2,491,907
GVAGR2	5,360,314	6,873,174
GVDMA	20,159,574	6,322,417
GVDMC	4,897,454	3,676,495
GVEX1	1,567,220	1,092,001
GVEX2	29,713,187	8,382,674
GVIDA	7,283,836	2,168,190
GVIDC	1,283,409	2,555,948
GVIDM	29,567,424	14,744,740
GVIX8	320,932	481,223
HIBF	2,333,653	3,974,403
IDPG2	701,010	553,447
IDPGI2	55,556	50,360
MCIF	19,139,785	8,455,814
MCIF2	634,144	169,189
MSBF	3,145,309	4,753,768
NAMAA2	537,947	176,338
NAMGI2	338,059	312,952
NCPG2	142,582	160,405
NCPGI2	247,035	246,827
NVAMV1	16,190,486	12,967,574
NVAMV2	1,192,081	1,124,739
NVAMVX	3,717,911	3,016,518
NVAMVZ	299,010	318,313
NVCBD1	4,042,291	2,245,167
NVCBD2	192,848	200,994

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

NVCCA2	201,533	368,452
NVCCN2	393,659	1,851,348
NVCMA2	232,875	758,755
NVCMC2	763,894	1,189,220
NVCMD2	727,083	1,855,740
NVCRA2	88,144	333,335
NVCRB2	667,973	1,419,831
NVDBL2	1,756,388	1,650,577
NVDCA2	910,216	298,087
NVFIII	534,467	589,559
NVGEII	510,681	760,601
NVIE6	4,478	2,581
NVLCP1	76,711	384,894
NVLCP2	111,724	178,421
NVLCPP	892,089	2,418,648
NVMGA2	180,277	178,194
NVMIG1	2,020,831	2,487,339
NVMIVX	1,492,747	1,740,813
NVMIVZ	175,374	203,103
NVMLG1	9,235,721	5,225,527
NVMLG2	311,150	278,886
NVMM2	26,047,988	9,290,778
NVMMG1	16,292,037	5,648,891
NVMMG2	1,592,835	537,792
NVMMV2	4,201,723	5,396,960
NVNMO1	6,567,507	6,964,824
NVNMO2	611,146	539,794
NVNSR1	429,103	497,235
NVOLG1	36,039,059	53,109,883
NVOLG2	677,722	642,799
NVRE1	5,109,284	7,182,361
NVSIX2	706,361	578,395
NVSTB2	914,508	2,411,617
NVTIV3	1,019,800	1,155,979
SAM	300,314,127	266,620,256
SCF	17,356,593	7,457,842
SCF2	1,022,407	924,979
SCGF	3,342,862	2,197,495
SCGF2	229,888	241,127
SCVF	9,688,991	7,124,645
SCVF2	441,043	483,841
TRF	11,084,528	11,083,797
TRF2	314,061	385,444
AMCG	30,600	121,679
AMMCGS	448,696	660,984
AMSRS	552,071	423,526
AMTB	1,217,577	1,708,660
PMVAAD	453,769	291,558
PMVEBD	134,103	228,745
PMVFAD	228,616	544,276
PMVLAD	1,480,708	2,494,170
PMVRRA	119,353	17,814
PMVSTA	2,078,733	1,714,373
PMVTRD	154	19,807
PVEIB	1,192,732	236,084
PVIGIB	533,990	120,496
PVTIGB	420,010	242,898
ROCMC	98,549	88,751
TRHS2	1,405,485	6,526,572
VWEM	2,270,534	1,794,451

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

VWHA	101,472	660,671
VWHAS	5,328,080	4,121,289
VRVDRA	1,357,974	1,733,788
WRGBP	54,616	1,858,885
WRMMP	16,113	13,474,554

*	Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

(6) Financial Highlights

The Company offers several variable annuity products through the Separate Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2022, and the investment income ratio and total return for each of the periods in the five-year period ended December 31, 2022. The information is presented as a value or range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a value or range below. Accordingly, some individual contract amounts may not be within the ranges presented. Total return and investment income ratio for periods with no ending Contract Owners’ Equity were considered to be irrelevant, and therefore are not presented. Contract Owners’ Equity presented below may not agree to the Contract Owners’ Equity presented in the Statements of Changes in Contract Owners’ Equity due to reserves for annuity contracts in payout.

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B (ALVDAB)
2020	0.95%	to	1.35%	24,268	14.36	to	13.87	341,608	1.30%	3.86%	to	3.45%
2019	0.95%	to	1.35%	33,133	13.83	to	13.41	449,541	1.82%	14.15%	to	13.69%
2018	0.95%	to	1.35%	39,659	12.12	to	11.79	473,096	1.55%	-8.23%	to	-8.61%
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B (ALVGIB)
2022	1.50%	to	2.60%	17,177	31.48	to	24.96	496,994	1.11%	-5.85%	to	-6.90%
2021	1.50%	to	2.60%	18,343	33.44	to	26.81	566,488	0.65%	25.92%	to	24.52%
2020	1.50%	to	2.60%	22,988	26.55	to	21.53	568,703	1.33%	0.94%	to	-0.19%
2019	1.50%	to	2.60%	24,931	26.31	to	21.57	614,859	1.00%	21.76%	to	20.40%
2018	1.50%	to	2.60%	28,647	21.61	to	17.92	583,644	0.67%	-7.27%	to	-8.31%
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B (ALVIVB)
2022	0.95%	to	1.20%	15,190	8.43	to	8.33	127,582	3.66%	-14.61%	to	-14.83%
2021	0.95%	to	1.05%	3,235	9.87	to	9.84	31,869	1.74%	9.80%	to	9.69%
2020	1.05%			709	8.97			6,357	1.36%	1.14%
2019	1.05%			986	8.87			8,742	0.58%	15.56%
2018	1.05%			1,311	7.67			10,058	0.62%	-23.28%			****
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Large Cap Growth Portfolio: Class B (ALVPGB)
2022	1.50%	to	2.60%	19,409	40.51	to	32.12	734,009	0.00%	-29.76%	to	-30.54%
2021	1.50%	to	2.60%	18,926	57.67	to	46.24	1,038,542	0.00%	26.72%	to	25.31%
2020	1.50%	to	2.60%	30,587	45.51	to	36.90	1,302,020	0.00%	33.12%	to	31.64%
2019	1.50%	to	2.60%	34,807	34.19	to	28.03	1,116,243	0.00%	32.35%	to	30.87%
2018	1.50%	to	2.60%	34,696	25.83	to	21.42	843,878	0.00%	0.78%	to	-0.35%
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B (ALVSVB)
2022	0.95%	to	2.60%	133,341	25.29	to	30.00	3,537,263	0.82%	-16.62%	to	-18.00%
2021	0.95%	to	2.60%	157,367	30.33	to	36.59	5,035,485	0.58%	34.32%	to	32.08%
2020	0.95%	to	2.60%	143,577	22.58	to	27.70	3,457,484	0.77%	2.07%	to	0.37%
2019	0.95%	to	2.60%	170,467	22.12	to	27.60	4,018,110	0.32%	18.76%	to	16.79%
2018	0.95%	to	2.60%	189,914	18.63	to	23.63	3,771,116	0.23%	-16.10%	to	-17.51%
Allspring Variable Trust - VT Opportunity Fund: Class 2 (SVOF)
2022	1.60%	to	1.75%	2,912	33.30	to	32.17	93,815	0.00%	-22.07%	to	-22.19%
2021	1.60%	to	1.75%	3,321	42.74	to	41.35	137,950	0.04%	22.78%	to	22.59%
2020	1.60%	to	1.75%	3,390	34.81	to	33.73	114,855	0.38%	19.07%	to	18.89%
2019	1.60%	to	1.75%	5,414	29.23	to	28.37	154,073	0.29%	29.36%	to	29.17%
2018	1.60%	to	1.75%	5,488	22.60	to	21.96	120,924	0.19%	-8.64%	to	-8.78%
Allspring Variable Trust - VT Small Cap Growth Fund: Class 2 (WFVSCG)
2022	0.95%	to	2.00%	108,871	41.34	to	35.73	4,383,749	0.00%	-35.04%	to	-35.73%
2021	0.95%	to	2.00%	128,619	63.64	to	55.60	7,988,164	0.00%	6.62%	to	5.49%
2020	0.95%	to	2.05%	149,852	59.69	to	52.40	8,755,061	0.00%	56.29%	to	54.55%
2019	0.95%	to	2.05%	159,441	38.19	to	33.90	5,963,213	0.00%	23.64%	to	22.27%
2018	0.95%	to	2.05%	254,215	30.89	to	27.73	7,690,617	0.00%	0.34%	to	-0.78%
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I (ACVI)
2022	0.95%	to	1.30%	37,602	25.09	to	21.17	916,728	1.51%	-25.46%	to	-25.72%
2021	0.95%	to	1.75%	41,207	33.66	to	22.36	1,335,499	0.16%	7.71%	to	6.85%
2020	0.95%	to	1.75%	49,565	31.25	to	20.92	1,504,809	0.48%	24.68%	to	23.68%
2019	0.95%	to	1.75%	56,286	25.06	to	16.92	1,373,477	40.20%	27.20%	to	26.17%
2018	0.95%	to	1.75%	64,695	19.70	to	13.41	1,240,568	1.27%	-16.03%	to	-16.71%

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I (ACVIG)
2022	0.95%	to	2.20%	1,086,118	41.58	to	22.04	41,945,069	1.75%	-13.56%	to	-14.65%
2021	0.95%	to	2.20%	1,201,087	48.10	to	25.83	53,744,686	1.07%	22.49%	to	20.93%
2020	0.95%	to	2.20%	1,314,776	39.27	to	21.36	48,060,021	1.94%	10.75%	to	9.35%
2019	0.95%	to	2.25%	1,482,927	35.46	to	18.31	49,018,042	2.23%	22.77%	to	21.16%
2018	0.95%	to	2.25%	1,714,917	28.88	to	15.11	46,257,047	1.91%	-7.76%	to	-8.98%
American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class II (ACVIG2)
2022	1.50%	to	2.60%	20,656	29.60	to	23.47	563,008	1.52%	-14.14%	to	-15.10%
2021	1.50%	to	2.60%	22,034	34.48	to	27.65	703,177	0.82%	21.49%	to	20.14%
2020	1.50%	to	2.60%	25,254	28.38	to	23.01	665,347	1.73%	9.78%	to	8.55%
2019	1.50%	to	2.60%	28,524	25.85	to	21.20	690,830	1.83%	21.89%	to	20.53%
2018	1.50%	to	2.60%	29,835	21.21	to	17.59	595,217	1.66%	-8.59%	to	-9.62%
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II (ACVIP2)
2022	0.95%	to	2.60%	1,033,270	14.96	to	10.75	14,952,722	4.97%	-13.90%	to	-15.33%
2021	0.95%	to	2.60%	1,159,486	17.37	to	12.69	19,511,187	3.12%	5.26%	to	3.51%
2020	0.95%	to	2.60%	1,214,499	16.50	to	12.26	19,426,707	1.36%	8.51%	to	6.71%
2019	0.95%	to	2.60%	1,263,986	15.21	to	11.49	18,718,154	2.29%	7.87%	to	6.07%
2018	0.95%	to	2.60%	1,425,997	14.10	to	10.84	19,608,824	2.80%	-3.75%	to	-5.36%
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I (ACVMV1)
2022	0.95%	to	2.05%	370,186	35.77	to	29.69	12,899,220	2.24%	-2.13%	to	-3.21%
2021	0.95%	to	2.05%	396,258	36.55	to	30.68	14,119,589	1.14%	22.03%	to	20.68%
2020	0.95%	to	2.05%	433,752	29.95	to	25.42	12,680,263	1.77%	0.25%	to	-0.86%
2019	0.95%	to	2.05%	549,257	29.87	to	25.64	16,058,010	2.07%	27.92%	to	26.50%
2018	0.95%	to	2.05%	607,635	23.35	to	20.27	13,910,646	1.41%	-13.67%	to	-14.63%
American Century Variable Portfolios, Inc. - American Century VP Ultra(R) Fund: Class I (ACVU1)
2022	1.75%			1,091	36.34			39,650	0.00%	-33.56%
2021	1.75%			1,156	54.70			63,232	0.00%	21.01%
2020	1.75%			1,197	45.20			54,109	0.00%	47.23%
2019	1.75%			1,197	30.70			36,750	0.00%	32.22%
2018	1.75%			1,197	23.22			27,794	0.24%	-1.01%
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I (ACVV)
2022	0.95%	to	1.30%	23,890	53.96	to	53.29	1,303,489	2.04%	-0.41%	to	-0.76%
2021	0.95%	to	1.30%	28,640	54.18	to	53.70	1,570,824	1.75%	23.33%	to	22.88%
2020	0.95%	to	1.30%	30,047	43.93	to	43.70	1,337,848	4.15%	0.00%
2019	0.95%	to	1.30%	35,430	43.92	to	43.84	1,580,331	140.04%	0.26%	to	0.25%
2018	0.95%	to	1.30%	40,853	34.91	to	34.97	1,450,289	1.65%	-10.00%	to	-10.33%
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II (ACVV2)
2022	0.95%	to	1.40%	53,218	16.01	to	15.82	847,799	2.05%	-0.64%	to	-1.09%
2021	0.95%	to	1.40%	13,371	16.11	to	15.99	214,695	1.62%	23.10%	to	22.54%
2020	1.10%	to	1.40%	7,046	13.08	to	13.05	91,993	6.67%	30.76%	to	30.50%
American Funds Insurance Series(R) - Washington Mutual Investors Fund: Class 4 (AMVBC4)
2022	0.95%	to	1.30%	28,336	9.83	to	9.81	278,481	3.26%	-1.66%	to	-1.89%	****
American Funds Insurance Series(R) - U.S. Government Securities Fund: Class 2 (AMVGV2)
2022	0.95%	to	1.35%	22,718	9.51	to	9.48	215,925	4.55%	-4.92%	to	-5.17%	****
American Funds Insurance Series(R) - New World Fund: Class 4 (AMVNW4)
2022	0.95%	to	1.20%	8,974	9.44	to	9.43	84,712	1.68%	-5.58%	to	-5.73%	****
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III (BRVED3)
2022	0.95%	to	1.60%	273,252	17.46	to	16.60	4,702,167	1.44%	-5.01%	to	-5.64%
2021	0.95%	to	1.45%	232,250	18.38	to	17.77	4,213,963	1.32%	19.16%	to	18.55%
2020	0.95%	to	1.45%	296,372	15.42	to	14.99	4,524,177	1.91%	2.59%	to	2.07%
2019	0.95%	to	1.45%	334,983	15.04	to	14.68	4,989,255	1.88%	26.25%	to	25.61%
2018	0.95%	to	1.45%	250,016	11.91	to	11.69	2,952,347	1.72%	-8.30%	to	-8.77%
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III (BRVHY3)
2022	0.95%	to	1.80%	648,678	11.73	to	10.98	7,490,935	4.74%	-11.41%	to	-12.17%
2021	0.95%	to	1.80%	2,385,341	13.24	to	12.50	31,099,174	4.74%	4.23%	to	3.33%
2020	0.95%	to	1.80%	2,644,421	12.71	to	12.10	33,151,377	3.64%	6.00%	to	5.09%
2019	0.95%	to	1.80%	351,457	11.99	to	11.51	4,173,806	5.13%	13.77%	to	12.79%
2018	0.95%	to	1.80%	158,292	10.54	to	10.21	1,658,479	5.33%	-3.82%	to	-4.65%

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III (BRVTR3)
2022	0.95%	to	1.60%	408,786	9.63	to	9.15	3,885,709	1.89%	-15.09%	to	-15.64%
2021	0.95%	to	1.60%	415,826	11.34	to	10.85	4,657,310	1.47%	-2.62%	to	-3.26%
2020	0.95%	to	1.60%	547,624	11.64	to	11.22	6,302,120	1.69%	7.51%	to	6.81%
2019	0.95%	to	1.40%	209,631	10.83	to	10.60	2,256,802	2.58%	8.11%	to	7.62%
2018	0.95%	to	1.40%	122,277	10.02	to	9.85	1,218,634	2.45%	-1.67%	to	-2.12%
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III (MLVGA3)
2022	0.95%	to	2.20%	900,708	19.88	to	16.71	17,453,968	0.00%	-16.87%	to	-17.92%
2021	0.95%	to	2.20%	987,456	23.91	to	20.36	23,043,143	0.81%	5.40%	to	4.07%
2020	0.95%	to	2.20%	1,115,923	22.69	to	19.56	24,748,369	1.26%	19.56%	to	18.05%
2019	0.95%	to	2.20%	1,254,561	18.97	to	16.57	23,316,567	1.21%	16.64%	to	15.17%
2018	0.95%	to	2.20%	1,485,732	16.27	to	14.39	23,721,194	0.79%	-8.46%	to	-9.62%
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares (DCAP)
2022	1.10%	to	1.30%	7	45.24	to	42.45	359	0.61%	-18.97%	to	-19.13%
2021	1.10%	to	1.30%	3	55.83	to	52.49	164	0.44%	25.74%	to	25.48%
2020	0.95%	to	2.20%	1,106,405	48.99	to	26.09	50,619,173	0.79%	22.51%	to	20.97%
2019	0.95%	to	2.20%	1,252,432	39.99	to	21.57	46,836,385	1.24%	34.80%	to	33.10%
2018	0.95%	to	2.20%	1,502,340	29.66	to	16.21	41,726,731	1.25%	-7.74%	to	-8.91%
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Service Shares (DCAPS)
2020	1.50%	to	2.60%	22,823	33.28	to	26.99	692,503	0.55%	21.53%	to	20.17%
2019	1.50%	to	2.60%	26,283	27.38	to	22.46	665,280	0.93%	33.75%	to	32.25%
2018	1.50%	to	2.60%	33,290	20.47	to	16.98	627,254	1.01%	-8.50%	to	-9.53%
BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares (DSC)
2021	0.95%			165	32.38			5,343	0.11%	15.36%
2020	0.95%			168	28.07			4,716	0.64%	18.75%
2019	0.95%			169	23.64			3,995	0.00%	20.62%
2018	0.95%	to	1.10%	836	19.60	to	19.09	16,067	0.00%	-19.85%	to	-19.97%
BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)
2022	0.95%	to	2.25%	5,626,144	48.21	to	23.14	255,403,892	1.33%	-19.09%	to	-20.15%
2021	0.95%	to	2.25%	6,229,641	59.59	to	28.98	349,726,688	1.13%	27.19%	to	25.52%
2020	0.95%	to	2.25%	6,977,342	46.85	to	23.08	307,756,817	1.57%	16.89%	to	15.35%
2019	0.95%	to	2.25%	7,902,392	40.08	to	20.01	298,318,773	1.87%	29.94%	to	28.23%
2018	0.95%	to	2.25%	8,980,364	30.85	to	15.61	261,134,504	1.64%	-5.55%	to	-6.79%
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares (DSRG)
2022	0.95%	to	1.85%	927,194	35.95	to	20.58	31,893,947	0.53%	-23.60%	to	-24.30%
2021	0.95%	to	1.85%	1,036,599	47.06	to	27.18	46,665,916	0.75%	25.80%	to	24.65%
2020	0.95%	to	1.85%	1,109,719	37.41	to	21.80	39,778,531	1.11%	22.96%	to	21.85%
2019	0.95%	to	1.85%	1,246,109	30.43	to	17.89	36,386,965	1.93%	33.08%	to	31.87%
2018	0.95%	to	1.85%	1,412,248	22.86	to	13.57	31,021,009	1.80%	-5.32%	to	-6.18%
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Service Shares (DSRGS)
2022	2.10%	to	2.60%	459	25.43	to	22.87	11,638	0.32%	-24.68%	to	-25.06%
2021	1.60%	to	2.60%	575	37.32	to	30.52	19,782	0.84%	24.66%	to	23.39%
2020	1.60%	to	2.60%	1,372	29.94	to	24.74	38,085	0.88%	21.88%	to	20.64%
2019	1.60%	to	2.60%	1,384	24.56	to	20.51	31,645	1.47%	31.87%	to	30.53%
2018	1.60%	to	2.60%	2,014	18.63	to	15.71	34,888	1.51%	-6.17%	to	-7.13%
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares (DVMCSS)
2022	0.95%	to	1.95%	79,027	15.33	to	14.03	1,196,259	0.46%	-15.10%	to	-15.95%
2021	0.95%	to	1.95%	91,195	18.05	to	16.70	1,627,759	0.44%	24.37%	to	23.11%
2020	0.95%	to	2.20%	97,380	14.51	to	13.33	1,397,061	0.58%	6.82%	to	5.47%
2019	0.95%	to	2.20%	112,707	13.59	to	12.64	1,518,150	0.42%	18.72%	to	17.22%
2018	0.95%	to	2.20%	142,762	11.44	to	10.79	1,620,311	0.40%	-16.49%	to	-17.55%
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares (DVSCS)
2022	0.95%	to	2.25%	389,362	43.11	to	32.81	16,221,189	0.94%	-17.44%	to	-18.52%
2021	0.95%	to	2.25%	427,152	52.21	to	40.26	21,590,140	0.69%	24.95%	to	23.31%
2020	0.95%	to	2.25%	495,529	41.79	to	32.65	20,081,001	1.12%	9.59%	to	8.15%
2019	0.95%	to	2.25%	588,856	38.13	to	30.19	21,786,794	0.91%	21.05%	to	19.46%
2018	0.95%	to	2.25%	694,720	31.50	to	25.27	21,263,402	0.80%	-9.84%	to	-11.04%

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2 (CLVHY2)
2022	0.95%	to	1.70%	38,484	10.84	to	10.39	414,515	5.07%	-11.63%	to	-12.29%
2021	0.95%	to	1.70%	51,311	12.27	to	11.84	625,702	5.14%	3.79%	to	3.01%
2020	0.95%	to	1.70%	48,004	11.82	to	11.50	565,531	4.77%	5.30%	to	4.50%
2019	0.95%	to	1.70%	75,041	11.23	to	11.00	841,014	4.89%	15.42%	to	14.54%
2018	0.95%	to	1.70%	21,647	9.73	to	9.61	210,422	5.26%	-4.92%	to	-5.64%
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class (DWVSVS)
2022	0.95%	to	1.75%	129,614	19.85	to	18.36	2,531,150	0.56%	-13.19%	to	-13.89%
2021	0.95%	to	1.75%	142,393	22.87	to	21.32	3,208,121	0.63%	32.74%	to	31.67%
2020	0.95%	to	1.75%	149,548	17.23	to	16.19	2,544,308	1.05%	-3.11%	to	-3.89%
2019	0.95%	to	1.75%	186,794	17.78	to	16.84	3,283,434	0.78%	26.51%	to	25.48%
2018	0.95%	to	1.80%	210,527	14.05	to	13.38	2,927,121	0.60%	-17.74%	to	-18.45%
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class (ETVFR)
2022	0.95%	to	1.65%	676,565	11.30	to	10.62	7,507,519	4.45%	-3.66%	to	-4.34%
2021	0.95%	to	1.80%	761,446	11.73	to	10.98	8,805,825	2.88%	2.64%	to	1.76%
2020	0.95%	to	1.65%	450,828	11.42	to	10.90	5,082,354	3.36%	1.03%	to	0.32%
2019	0.95%	to	1.80%	710,054	11.31	to	10.84	7,938,871	4.35%	6.06%	to	5.16%
2018	0.95%	to	1.65%	1,386,299	10.66	to	10.31	14,651,016	3.81%	-1.04%	to	-1.74%
Federated Hermes Insurance Series - Federated Hermes High Income Bond Fund II: Service Shares (FHIBS)
2022	1.50%	to	2.60%	28,444	23.83	to	18.90	641,392	5.44%	-13.24%	to	-14.21%
2021	1.50%	to	2.60%	31,308	27.47	to	22.03	816,274	4.58%	2.88%	to	1.73%
2020	1.50%	to	2.60%	38,961	26.70	to	21.65	972,812	5.88%	3.88%	to	2.72%
2019	1.50%	to	2.60%	42,055	25.70	to	21.08	1,012,847	5.81%	12.42%	to	11.16%
2018	1.50%	to	2.60%	43,526	22.87	to	18.96	933,194	7.84%	-4.89%	to	-5.95%
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares (FQB)
2022	0.95%	to	2.25%	1,742,339	20.01	to	15.17	33,325,448	2.63%	-10.14%	to	-11.31%
2021	0.95%	to	2.25%	1,960,490	22.27	to	17.11	41,735,584	2.52%	-2.32%	to	-3.61%
2020	0.95%	to	2.25%	2,107,777	22.80	to	17.75	46,082,971	2.77%	7.09%	to	5.69%
2019	0.95%	to	2.25%	2,294,371	21.29	to	16.79	46,926,959	3.01%	8.40%	to	6.98%
2018	0.95%	to	2.25%	2,673,765	19.64	to	15.70	50,561,209	3.15%	-1.54%	to	-2.84%
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Service Shares (FQBS)
2022	1.50%	to	2.60%	66,710	14.63	to	11.60	907,065	2.34%	-10.81%	to	-11.81%
2021	1.50%	to	2.60%	70,557	16.41	to	13.16	1,080,602	2.34%	-3.14%	to	-4.22%
2020	1.50%	to	2.60%	99,708	16.94	to	13.73	1,571,916	2.63%	6.24%	to	5.06%
2019	1.50%	to	2.60%	113,471	15.94	to	13.07	1,698,062	2.65%	7.53%	to	6.33%
2018	1.50%	to	2.60%	126,884	14.83	to	12.30	1,777,309	2.86%	-2.28%	to	-3.38%
Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Service Shares (FVU2S)
2022	1.50%	to	2.60%	8,287	10.46	to	9.96	85,485	0.00%	-15.28%	to	-16.23%
2021	1.50%	to	2.60%	7,025	12.35	to	11.89	85,371	1.62%	16.48%	to	15.18%
2020	1.50%	to	2.60%	8,454	10.60	to	10.32	88,715	2.10%	-0.80%	to	-1.91%
2019	1.50%	to	2.60%	8,366	10.69	to	10.52	88,843	2.09%	18.12%	to	16.80%
2018	1.50%	to	2.60%	9,438	9.05	to	9.01	85,235	0.00%	-9.52%	to	-9.90%	****
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 (FB2)
2022	0.95%	to	1.75%	988,465	16.04	to	15.19	15,709,084	1.04%	-18.96%	to	-19.62%
2021	0.95%	to	1.75%	1,191,498	19.79	to	18.90	23,424,922	0.78%	16.87%	to	15.93%
2020	0.95%	to	1.70%	940,058	16.93	to	16.34	15,828,110	1.52%	20.97%	to	20.05%
2019	0.95%	to	1.70%	567,188	14.00	to	13.61	7,902,913	1.72%	22.94%	to	22.01%
2018	0.95%	to	1.70%	368,192	11.39	to	11.16	4,177,589	1.50%	-5.35%	to	-6.07%
Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class 2 (FC2)
2022	0.95%	to	1.70%	131,257	13.09	to	40.58	1,715,581	0.26%	-27.19%	to	-27.74%
2021	0.95%	to	1.70%	133,671	17.98	to	56.16	2,400,875	0.03%	26.30%	to	25.34%
2020	0.95%	to	1.70%	128,285	14.24	to	44.81	1,824,278	0.03%	29.00%	to	28.02%
2019	0.95%	to	1.35%	30,424	11.04	to	11.01	335,690	0.19%	10.37%	to	10.07%
Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class (FCS)
2022	0.95%	to	1.30%	205,016	64.07	to	57.87	12,611,749	0.40%	-27.08%	to	-27.34%
2021	0.95%	to	1.30%	223,307	87.86	to	79.64	18,871,957	0.05%	26.49%	to	26.05%
2020	0.95%	to	1.30%	246,911	69.46	to	63.18	16,527,271	0.15%	29.19%	to	0.29%
2019	0.95%	to	1.30%	269,187	53.76	to	49.08	13,969,438	37.86%	30.20%	to	0.30%
2018	0.95%	to	1.30%	293,629	41.29	to	37.83	11,719,522	0.60%	-7.38%	to	-7.71%

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 (FEI2)
2022	1.50%	to	2.60%	81,642	29.02	to	23.01	2,228,597	1.68%	-6.66%	to	-7.70%
2021	1.50%	to	2.60%	88,874	31.09	to	24.93	2,607,944	1.57%	22.74%	to	21.37%
2020	1.50%	to	2.60%	105,594	25.33	to	20.54	2,531,539	1.61%	4.84%	to	3.67%
2019	1.50%	to	2.60%	118,358	24.16	to	19.81	2,717,916	1.82%	25.20%	to	23.80%
2018	1.50%	to	2.60%	143,277	19.30	to	16.00	2,612,185	1.91%	-9.92%	to	-10.93%
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class (FEIS)
2022	0.95%	to	2.20%	3,503,409	40.72	to	23.47	139,432,015	1.76%	-5.99%	to	-7.17%
2021	0.95%	to	2.20%	3,842,548	40.50	to	25.28	162,801,966	1.75%	23.64%	to	22.08%
2020	0.95%	to	2.20%	4,321,205	35.03	to	20.71	148,350,876	1.69%	5.53%	to	4.20%
2019	0.95%	to	2.20%	4,965,109	33.19	to	19.87	161,728,813	1.94%	26.12%	to	24.52%
2018	0.95%	to	2.20%	5,579,760	24.91	to	15.96	144,354,614	2.10%	-9.66%	to	-10.43%
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 (FEMS2)
2022	0.95%	to	1.65%	128,141	10.45	to	10.11	1,334,230	1.59%	-21.13%	to	-21.68%
2021	0.95%	to	1.65%	109,905	13.25	to	12.91	1,451,507	1.66%	-3.34%	to	-4.02%
2020	0.95%	to	1.45%	83,631	13.71	to	13.53	1,144,134	0.72%	29.63%	to	28.98%
2019	0.95%	to	1.45%	54,591	10.58	to	10.49	575,756	1.68%	27.97%	to	27.32%
2018	0.95%	to	1.40%	23,859	8.26	to	8.24	196,912	1.08%	-17.35%	to	-17.61%	****
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class (FF10S)
2022	0.95%	to	1.65%	326,976	18.41	to	16.36	5,850,565	1.99%	-14.39%	to	-14.99%
2021	0.95%	to	1.95%	424,077	21.50	to	18.34	8,893,027	0.92%	4.79%	to	3.73%
2020	0.95%	to	1.95%	445,767	20.52	to	17.68	8,936,513	1.15%	11.32%	to	10.20%
2019	0.95%	to	1.95%	506,509	18.43	to	16.05	9,147,248	2.38%	14.90%	to	13.74%
2018	0.95%	to	1.95%	398,985	16.04	to	14.11	6,304,215	1.41%	-5.02%	to	-5.98%
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class (FF20S)
2022	0.95%	to	1.65%	493,872	19.78	to	17.58	9,553,505	2.00%	-16.63%	to	-17.22%
2021	0.95%	to	1.65%	504,075	23.73	to	21.23	11,714,271	0.99%	8.43%	to	7.66%
2020	0.95%	to	1.65%	543,367	21.88	to	19.72	11,667,746	1.16%	13.82%	to	13.02%
2019	0.95%	to	1.65%	637,059	19.23	to	17.45	12,017,242	1.91%	18.87%	to	18.03%
2018	0.95%	to	1.65%	683,204	16.17	to	14.78	10,852,323	1.37%	-6.88%	to	-7.54%
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class (FF30S)
2022	0.95%	to	1.80%	371,710	21.82	to	18.90	7,951,948	1.87%	-17.73%	to	-18.44%
2021	0.95%	to	1.80%	391,355	26.53	to	23.17	10,190,321	0.94%	11.17%	to	10.22%
2020	0.95%	to	1.80%	412,830	23.86	to	21.03	9,661,568	1.17%	15.65%	to	14.66%
2019	0.95%	to	1.80%	409,334	20.63	to	18.34	8,283,984	1.93%	23.19%	to	22.14%
2018	0.95%	to	1.80%	437,213	16.75	to	15.01	7,179,998	1.27%	-8.76%	to	-9.55%
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 (FG2)
2022	1.50%	to	2.50%	74,163	39.66	to	32.12	2,785,885	0.35%	-25.77%	to	-26.53%
2021	1.50%	to	2.60%	76,196	53.43	to	42.84	3,870,914	0.00%	21.06%	to	19.71%
2020	1.50%	to	2.60%	86,580	44.14	to	35.79	3,651,177	0.04%	41.40%	to	39.82%
2019	1.50%	to	2.60%	86,067	31.22	to	25.60	2,549,763	0.06%	31.97%	to	30.49%
2018	1.50%	to	2.60%	93,748	23.65	to	19.62	2,104,700	0.04%	-1.93%	to	-3.04%
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 (FGI2)
2022	0.95%	to	1.75%	156,725	18.76	to	17.78	2,915,079	1.69%	-6.07%	to	-6.83%
2021	0.95%	to	1.75%	99,791	19.98	to	19.08	1,979,781	2.27%	24.45%	to	23.44%
2020	0.95%	to	1.40%	80,998	16.05	to	15.72	1,295,710	1.85%	6.57%	to	6.09%
2019	0.95%	to	2.25%	59,228	15.06	to	14.35	889,006	3.43%	28.45%	to	26.76%
2018	0.95%	to	2.25%	41,258	11.73	to	11.32	482,040	0.18%	-10.06%	to	-11.25%
Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class (FGOS)
2022	0.95%	to	1.15%	32,464	45.97	to	42.02	1,382,296	0.00%	-38.80%	to	-38.92%
2021	0.95%	to	1.15%	32,835	75.11	to	68.80	2,288,313	0.00%	10.77%	to	10.54%
2020	0.95%	to	1.15%	35,083	67.81	to	62.24	2,209,189	0.00%	0.67%
2019	0.95%	to	1.15%	39,496	40.63	to	37.37	1,492,653	0.00%	0.39%
2018	0.95%	to	1.20%	42,468	29.16	to	26.84	1,153,856	0.11%	11.30%	to	10.95%
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class (FGS)
2022	0.95%	to	2.20%	3,116,169	57.42	to	27.96	166,779,748	0.51%	-25.24%	to	-26.18%
2021	0.95%	to	2.20%	3,448,588	76.81	to	37.88	247,285,845	0.00%	21.92%	to	20.38%
2020	0.95%	to	2.20%	3,860,121	63.00	to	31.47	227,768,289	0.06%	42.38%	to	40.59%
2019	0.95%	to	2.20%	4,238,904	44.25	to	22.38	175,722,429	0.17%	32.91%	to	31.23%
2018	0.95%	to	2.20%	4,776,521	33.29	to	17.06	149,016,687	0.15%	-1.23%	to	-2.48%

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class (FHIS)
2022	0.95%	to	2.00%	1,262,784	18.26	to	13.44	23,166,613	4.36%	-12.40%	to	-13.32%
2021	0.95%	to	2.00%	1,435,662	20.84	to	15.51	30,115,892	4.21%	3.48%	to	2.41%
2020	0.95%	to	2.20%	1,566,897	20.14	to	14.49	31,783,885	4.68%	1.67%	to	0.39%
2019	0.95%	to	2.20%	2,066,203	19.80	to	14.43	41,359,444	5.30%	13.83%	to	12.39%
2018	0.95%	to	2.20%	2,079,838	17.40	to	12.84	36,572,943	4.73%	-4.52%	to	-5.73%
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class (FIGBS)
2022	0.95%	to	1.95%	1,425,341	15.43	to	12.64	21,277,099	2.11%	-13.85%	to	-14.72%
2021	0.95%	to	1.95%	1,663,378	17.91	to	14.82	28,846,305	1.92%	-1.67%	to	-2.66%
2020	0.95%	to	1.95%	1,926,738	18.22	to	15.23	34,089,177	2.18%	8.22%	to	7.13%
2019	0.95%	to	2.10%	1,940,016	16.83	to	13.86	31,766,102	2.73%	8.54%	to	7.28%
2018	0.95%	to	2.10%	1,859,392	15.51	to	12.92	28,063,667	2.34%	-1.58%	to	-2.73%
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 (FMC2)
2020	1.50%	to	2.60%	61,079	45.13	to	36.59	2,594,689	0.40%	16.10%	to	14.80%
2019	1.50%	to	2.60%	64,950	38.87	to	31.88	2,386,621	0.67%	21.32%	to	19.97%
2018	1.50%	to	2.60%	72,782	32.04	to	26.57	2,211,274	0.38%	-16.06%	to	-17.00%
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class (FMCS)
2022	0.95%	to	1.95%	607,286	27.98	to	23.62	16,559,734	0.39%	-15.66%	to	-16.51%
2021	0.95%	to	1.95%	683,828	33.17	to	28.30	22,137,075	0.50%	24.31%	to	23.06%
2020	0.95%	to	2.25%	765,914	26.69	to	21.98	19,979,162	0.55%	16.92%	to	15.38%
2019	0.95%	to	1.95%	882,848	22.82	to	19.87	19,738,564	0.77%	22.18%	to	20.94%
2018	0.95%	to	1.95%	1,046,188	18.68	to	16.43	19,162,875	0.54%	-15.45%	to	-16.31%
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 (FNRS2)
2022	0.95%	to	1.95%	1,162,422	14.57	to	12.30	16,662,159	2.53%	61.33%	to	59.70%
2021	0.95%	to	1.95%	813,411	9.03	to	7.70	7,211,974	2.49%	53.36%	to	51.82%
2020	0.95%	to	1.95%	613,980	5.89	to	5.07	3,533,349	2.69%	-33.52%	to	-34.19%
2019	0.95%	to	1.95%	715,331	8.86	to	7.71	6,196,120	1.79%	8.78%	to	7.68%
2018	0.95%	to	1.95%	804,187	8.14	to	7.16	6,413,205	0.68%	-25.49%	to	-26.24%
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 (FO2)
2022	1.50%	to	2.60%	61,867	11.63	to	10.67	705,046	0.81%	-25.81%	to	-26.64%
2021	1.50%	to	2.60%	68,285	15.68	to	14.55	1,051,120	0.32%	17.60%	to	16.29%
2020	1.50%	to	2.60%	80,631	13.33	to	12.51	1,058,192	0.22%	13.60%	to	12.33%
2019	1.50%	to	2.60%	91,375	11.74	to	11.14	1,057,381	1.50%	25.59%	to	24.19%
2018	1.50%	to	2.60%	103,544	9.34	to	8.97	957,036	1.25%	-16.34%	to	-17.28%
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class (FOS)
2022	0.95%	to	2.20%	806,797	23.50	to	14.65	18,776,418	0.96%	-25.30%	to	-26.24%
2021	0.95%	to	2.20%	842,691	31.46	to	19.86	26,284,150	0.43%	18.45%	to	16.94%
2020	0.95%	to	2.20%	939,560	26.56	to	16.98	24,779,150	0.34%	14.40%	to	12.95%
2019	0.95%	to	2.20%	1,058,629	23.22	to	15.03	24,397,326	1.64%	26.46%	to	24.87%
2018	0.95%	to	2.20%	1,206,042	18.36	to	12.04	21,994,512	1.40%	-15.70%	to	-16.77%
Fidelity Variable Insurance Products - VIP Real Estate Portfolio: Service Class 2 (FRESS2)
2022	0.95%	to	1.40%	62,778	10.48	to	10.21	655,525	0.85%	-28.38%	to	-28.70%
2021	0.95%	to	1.45%	62,184	14.63	to	14.28	903,169	0.92%	37.33%	to	36.64%
2020	0.95%	to	1.45%	53,532	10.65	to	10.45	566,962	1.61%	-7.68%	to	-8.14%
2019	0.95%	to	1.45%	70,373	11.54	to	11.38	809,365	1.59%	21.78%	to	21.17%
2018	0.95%	to	1.40%	39,374	9.47	to	9.40	372,571	3.17%	-7.35%	to	-7.77%
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class (FVSS)
2022	0.95%	to	2.05%	189,672	41.15	to	32.67	7,490,757	1.00%	-8.07%	to	-9.09%
2021	0.95%	to	2.05%	211,392	44.77	to	35.94	9,109,113	1.44%	32.21%	to	30.74%
2020	0.95%	to	2.05%	204,170	33.86	to	27.49	6,664,993	1.20%	7.15%	to	5.96%
2019	0.95%	to	2.05%	236,859	31.60	to	25.94	7,240,770	1.57%	33.02%	to	31.54%
2018	0.95%	to	2.05%	253,919	23.76	to	19.72	5,847,561	0.85%	-18.12%	to	-19.04%
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 (FVSS2)
2022	0.95%	to	2.60%	12,770	9.63	to	28.37	290,062	1.17%	-3.66%	to	-9.75%
2021	1.50%	to	2.60%	7,533	39.21	to	31.44	270,078	1.22%	31.34%	to	29.88%
2020	1.50%	to	2.60%	8,971	29.85	to	24.20	247,801	1.04%	6.40%	to	5.21%
2019	1.50%	to	2.60%	10,243	28.05	to	23.01	265,399	1.43%	32.09%	to	30.61%
2018	1.50%	to	2.60%	10,402	21.24	to	17.61	204,568	0.72%	-18.74%	to	-19.66%

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 (FTVDM2)
2022	0.95%	to	1.95%	203,319	10.58	to	9.69	2,122,364	2.60%	-22.72%	to	-23.50%
2021	0.95%	to	1.95%	215,032	13.69	to	12.67	2,910,897	0.86%	-6.64%	to	-7.58%
2020	0.95%	to	1.95%	218,787	14.66	to	13.70	3,175,697	4.09%	16.07%	to	14.90%
2019	0.95%	to	1.95%	308,446	12.63	to	11.93	3,855,684	0.96%	25.49%	to	24.23%
2018	0.95%	to	2.05%	347,335	10.07	to	9.56	3,464,636	0.81%	-16.60%	to	-17.53%
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 (FTVFA2)
2022	0.95%	to	1.95%	157,442	16.21	to	13.97	2,490,804	1.62%	-16.80%	to	-17.64%
2021	0.95%	to	1.95%	162,293	19.48	to	16.96	3,090,156	1.80%	10.62%	to	9.51%
2020	0.95%	to	1.95%	181,759	17.61	to	15.49	3,132,371	1.55%	10.68%	to	9.56%
2019	0.95%	to	1.95%	231,934	15.91	to	14.13	3,618,903	3.53%	18.72%	to	17.52%
2018	0.95%	to	1.95%	321,386	13.40	to	12.03	4,205,818	2.98%	-10.51%	to	-11.42%
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 (FTVGI2)
2022	0.95%	to	2.20%	1,114,806	8.29	to	7.43	9,122,857	0.00%	-5.85%	to	-7.04%
2021	0.95%	to	2.20%	1,335,226	8.81	to	7.99	11,630,670	0.00%	-5.90%	to	-7.08%
2020	0.95%	to	2.20%	1,415,389	9.36	to	8.60	13,113,910	8.32%	-6.18%	to	-7.37%
2019	0.95%	to	2.20%	1,822,612	9.98	to	9.28	18,021,033	7.14%	1.04%	to	-0.23%
2018	0.95%	to	2.20%	2,084,883	9.87	to	9.30	20,432,036	0.00%	0.96%	to	-0.32%
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 (FTVIS2)
2022	0.95%	to	2.20%	1,186,787	21.04	to	17.03	24,197,185	4.88%	-6.37%	to	-7.55%
2021	0.95%	to	2.20%	1,241,272	22.47	to	18.42	27,086,102	4.70%	15.65%	to	14.19%
2020	0.95%	to	2.20%	1,392,650	19.43	to	16.13	26,303,393	5.75%	-0.26%	to	-1.52%
2019	0.95%	to	2.20%	1,729,478	19.48	to	16.38	32,786,655	5.45%	14.96%	to	13.51%
2018	0.95%	to	2.20%	1,888,724	16.95	to	14.43	31,218,436	4.79%	-5.22%	to	-6.42%
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 (FTVSV2)
2022	0.95%	to	1.85%	272,293	25.73	to	22.10	6,895,819	0.98%	-10.92%	to	-11.73%
2021	0.95%	to	1.85%	286,845	28.88	to	25.03	8,171,030	1.05%	24.18%	to	23.05%
2020	0.95%	to	1.85%	287,835	23.26	to	20.35	6,632,503	1.51%	4.19%	to	3.24%
2019	0.95%	to	1.85%	326,011	22.33	to	19.71	7,200,042	1.02%	25.15%	to	24.01%
2018	0.95%	to	1.85%	365,050	17.84	to	15.89	6,566,045	0.88%	-13.71%	to	-14.50%
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 (TIF2)
2022	0.95%	to	1.95%	271,886	8.51	to	7.79	2,304,497	3.05%	-8.48%	to	-9.40%
2021	0.95%	to	1.95%	271,945	9.30	to	8.60	2,526,979	1.91%	3.17%	to	2.13%
2020	0.95%	to	1.95%	309,515	9.01	to	8.42	2,784,590	3.35%	-2.10%	to	-3.09%
2019	0.95%	to	1.95%	371,200	9.21	to	8.69	3,407,816	1.74%	11.46%	to	10.33%
2018	0.95%	to	1.95%	418,364	8.26	to	7.88	3,452,319	2.64%	-16.25%	to	-17.10%
Goldman Sachs Variable Insurance Trust - Goldman Sachs Trend Driven Allocation Fund: Service Shares (GVGMNS)
2022	0.95%	to	1.35%	2,390	12.80	to	12.26	29,994	0.00%	-19.93%	to	-20.25%
2021	0.95%	to	1.35%	2,473	15.98	to	15.37	38,868	0.00%	15.07%	to	14.60%
2020	0.95%	to	1.35%	4,141	13.89	to	13.41	56,698	0.15%	3.12%	to	2.71%
2019	0.95%	to	1.35%	9,237	13.47	to	13.06	123,563	1.40%	10.87%	to	10.43%
2018	0.95%	to	1.40%	10,799	12.15	to	11.78	130,122	0.58%	-5.25%	to	-5.68%
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares (GVMSAS)
2022	0.95%	to	1.35%	5,578	10.33	to	10.13	57,463	1.91%	-7.42%	to	-7.80%
2021	0.95%	to	1.35%	9,509	11.15	to	10.99	105,585	4.01%	3.84%	to	3.42%
2020	0.95%	to	1.35%	2,287	10.74	to	10.63	24,503	2.53%	5.71%	to	5.28%
2019	0.95%	to	1.35%	1,561	10.16	to	10.09	15,816	2.32%	7.79%	to	7.35%
2018	1.10%	to	1.35%	1,921	9.42	to	9.40	18,076	4.95%	-5.81%	to	-5.97%	****
Rydex Variable Trust - Multi-Hedge Strategies Fund (RVARS)
2022	0.95%	to	1.65%	134,971	11.21	to	10.46	1,496,866	1.30%	-4.31%	to	-4.99%
2021	0.95%	to	1.65%	60,555	11.71	to	11.01	695,839	0.00%	7.08%	to	6.32%
2020	0.95%	to	1.65%	54,574	10.94	to	10.36	585,988	1.44%	6.37%	to	5.62%
2019	0.95%	to	1.65%	52,499	10.28	to	9.81	534,748	2.40%	4.02%	to	3.28%
2018	0.95%	to	1.65%	69,982	9.89	to	9.50	687,051	0.00%	-5.98%	to	-6.65%

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Guggenheim Variable Funds Trust - Series D (World Equity Income Series) (SBLD)
2022	0.95%	to	1.15%	10,878	18.91	to	18.29	199,912	2.18%	-10.00%	to	-10.17%
2021	1.10%	to	1.15%	9,948	20.52	to	20.36	203,333	1.60%	20.42%	to	20.33%
2020	1.10%	to	1.15%	10,489	17.04	to	16.92	178,051	0.00%	0.05%	to	0.05%
2019	1.10%	to	1.15%	12,569	16.16	to	16.05	202,515	0.00%	0.20%	to	0.20%
2018	0.95%	to	1.15%	14,576	13.72	to	13.37	195,857	2.82%	-9.02%	to	-9.23%
Guggenheim Variable Funds Trust - Series J (StylePlus Mid Growth Series) (SBLJ)
2022	0.95%	to	1.20%	4,879	25.13	to	24.10	119,777	0.38%	-28.47%	to	-28.66%
2021	0.95%	to	1.20%	3,694	35.13	to	33.78	126,867	0.54%	12.60%	to	12.34%
2020	0.95%	to	1.20%	3,949	31.20	to	30.07	120,576	0.00%	0.31%	to	0.31%
2019	0.95%	to	1.20%	5,884	23.84	to	23.04	137,490	0.00%	0.31%	to	0.31%
2018	0.95%	to	1.20%	7,114	18.14	to	17.57	126,760	1.29%	-7.97%	to	-8.25%
Guggenheim Variable Funds Trust - Series N (Managed Asset Allocation Series) (SBLN)
2022	0.95%	to	1.20%	27,002	20.87	to	20.01	549,286	0.82%	-17.35%	to	-17.59%
2021	0.95%	to	1.20%	27,786	25.25	to	24.28	684,999	0.68%	11.38%	to	11.12%
2020	0.95%	to	1.20%	29,189	22.67	to	21.85	646,949	0.00%	0.12%	to	0.11%
2019	0.95%	to	1.20%	44,943	20.33	to	19.64	896,283	0.00%	0.19%
2018	0.95%	to	1.20%	45,296	17.09	to	16.55	760,272	1.59%	-6.61%	to	-6.87%
Guggenheim Variable Funds Trust - Series O (All Cap Value Series) (SBLO)
2022	0.95%	to	1.15%	6,199	28.80	to	27.86	174,676	1.12%	-2.14%	to	-2.28%
2021	0.95%	to	1.15%	9,156	29.43	to	28.51	263,922	2.02%	25.77%	to	25.48%
2020	0.95%	to	1.15%	9,716	23.40	to	22.72	222,610	0.00%	0.01%	to	0.01%
2019	0.95%	to	1.15%	9,091	23.19	to	22.56	206,876	0.00%	0.23%	to	0.22%
2018	0.95%	to	1.15%	17,613	18.92	to	18.45	328,210	1.11%	-11.46%	to	-11.64%
Guggenheim Variable Funds Trust - Series P (High Yield Series) (SBLP)
2022	0.95%	to	1.15%	13,067	20.97	to	20.28	267,634	6.49%	-10.54%	to	-10.74%
2021	0.95%	to	1.15%	13,208	23.44	to	22.72	302,893	5.11%	4.41%	to	4.22%
2020	0.95%	to	1.15%	12,897	22.45	to	21.80	283,650	0.00%	0.04%	to	0.03%
2019	0.95%	to	1.15%	15,592	21.66	to	21.08	331,414	0.00%	0.11%	to	0.10%
2018	0.95%	to	1.25%	25,131	19.58	to	18.85	482,824	7.56%	-5.04%	to	-5.32%
Guggenheim Variable Funds Trust - Series Q (Small Cap Value Series) (SBLQ)
2022	0.95%	to	1.25%	20,283	28.91	to	27.49	569,968	0.70%	-4.65%	to	-4.94%
2021	0.95%	to	1.25%	21,015	30.32	to	28.92	620,528	0.80%	24.98%	to	24.60%
2020	0.95%	to	1.25%	21,802	24.26	to	23.21	516,064	0.00%	-0.02%	to	-0.02%
2019	0.95%	to	1.25%	22,530	24.73	to	23.73	544,641	0.00%	0.21%	to	0.21%
2018	0.95%	to	1.25%	23,154	20.37	to	19.61	461,864	0.35%	-13.50%	to	-13.76%
Guggenheim Variable Funds Trust - Series V (SMid Cap Value Series) (SBLV)
2022	0.95%	to	1.25%	48,380	31.15	to	29.62	1,465,740	0.87%	-2.81%	to	-3.11%
2021	0.95%	to	1.25%	50,518	32.05	to	30.57	1,576,564	1.79%	22.61%	to	22.23%
2020	0.95%	to	1.30%	52,127	26.14	to	24.83	1,329,371	0.00%	0.03%	to	0.03%
2019	0.95%	to	1.30%	62,262	25.31	to	24.12	1,539,664	0.00%	0.26%	to	0.25%
2018	0.95%	to	1.30%	72,735	20.16	to	19.29	1,435,378	0.59%	-13.81%	to	-14.11%
Guggenheim Variable Funds Trust - Series X (StylePlus - Small Growth Series) (SBLX)
2022	1.10%	to	1.20%	2,321	22.69	to	22.32	52,550	0.33%	-27.44%	to	-27.49%
2021	1.10%	to	1.20%	2,713	31.27	to	30.78	84,667	0.42%	5.39%	to	5.27%
2020	1.10%	to	1.20%	2,942	29.67	to	29.24	87,099	0.00%	0.30%	to	0.30%
2019	1.10%	to	1.20%	3,538	22.76	to	22.45	80,405	0.00%	0.24%	to	0.24%
2018	0.95%	to	1.20%	4,858	18.66	to	18.08	88,937	1.07%	-11.19%	to	-11.37%
Guggenheim Variable Funds Trust - Series Y (StylePlus - Large Growth Series) (SBLY)
2022	1.10%	to	1.25%	3,913	30.69	to	29.92	119,007	0.42%	-31.43%	to	-31.56%
2021	1.10%	to	1.25%	4,070	44.76	to	43.72	180,760	0.50%	26.37%	to	26.18%
2020	1.10%	to	1.25%	3,022	35.42	to	34.65	106,022	0.00%	0.36%	to	0.36%
2019	1.10%	to	1.25%	2,667	25.98	to	25.45	68,631	0.00%	0.32%	to	0.32%
2018	0.95%	to	1.25%	4,235	19.99	to	19.24	82,791	1.52%	-4.58%	to	-4.85%
Invesco - Invesco V.I. Comstock Fund: Series II Shares (ACC2)
2022	1.50%	to	2.60%	80,326	33.20	to	26.32	2,507,897	1.34%	-0.66%	to	-1.77%
2021	1.50%	to	2.60%	84,869	33.42	to	26.80	2,667,850	1.54%	31.05%	to	29.59%
2020	1.50%	to	2.60%	106,659	25.50	to	20.68	2,561,024	2.17%	-2.57%	to	-3.66%
2019	1.50%	to	2.60%	114,984	26.17	to	21.46	2,839,418	1.65%	23.07%	to	21.69%
2018	1.50%	to	2.60%	128,798	21.27	to	17.64	2,599,453	1.41%	-13.69%	to	-14.66%

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Invesco - Invesco V.I. American Franchise Fund: Series I Shares (ACEG)
2022	0.95%	to	1.25%	501	26.47	to	25.63	13,024	0.00%	-31.77%	to	-31.97%
2021	0.95%	to	1.25%	511	38.80	to	37.67	19,490	0.00%	10.86%	to	10.53%
2020	0.95%	to	1.25%	1,978	34.99	to	34.08	67,645	0.07%	41.00%	to	40.58%
2019	0.95%	to	1.25%	1,988	24.82	to	24.25	48,344	0.00%	35.46%	to	35.05%
2018	0.95%	to	1.30%	2,561	18.32	to	17.89	46,133	0.00%	-4.54%	to	-4.88%
Invesco - Invesco V.I. American Franchise Fund: Series II Shares (ACEG2)
2020	0.95%	to	2.35%	88,763	34.24	to	33.64	3,184,699	0.00%	40.65%	to	38.66%
2019	0.95%	to	2.60%	109,377	24.34	to	23.18	2,786,714	0.00%	35.13%	to	32.88%
2018	0.95%	to	2.60%	120,845	18.01	to	17.45	2,296,234	0.00%	-4.81%	to	-6.40%
Invesco - Invesco V.I. Core Equity Fund: Series II Shares (AVCE2)
2022	1.50%	to	2.50%	16,435	21.83	to	18.41	330,367	0.59%	-21.94%	to	-22.73%
2021	1.50%	to	2.50%	19,619	27.96	to	23.83	506,588	0.45%	25.47%	to	24.20%
2020	1.50%	to	2.50%	19,781	22.29	to	19.19	409,070	1.13%	11.87%	to	10.73%
2019	1.50%	to	2.50%	22,499	19.92	to	17.33	419,301	0.17%	26.74%	to	25.45%
2018	1.50%	to	2.50%	25,065	15.72	to	13.81	371,249	0.00%	-10.97%	to	-11.88%
Invesco - Invesco V.I. Core Equity Fund: Series I Shares (AVGI)
2022	1.55%			79	27.01			2,134	0.93%	-21.78%
2021	1.55%			79	34.53			2,728	0.67%	25.76%
2020	1.55%			79	27.46			2,169	1.37%	12.09%
2019	1.55%			79	24.50			1,935	0.63%	26.97%
2018	1.10%	to	1.55%	144	20.86	to	19.29	2,880	0.91%	-10.40%	to	-10.81%
Invesco - Invesco V.I. Health Care Fund: Series I Shares (IVHS)
2022	0.95%	to	1.20%	13,032	32.68	to	31.34	414,197	0.00%	-14.16%	to	-14.37%
2021	0.95%	to	1.20%	12,565	38.07	to	36.60	465,827	0.20%	11.25%	to	10.94%
2020	0.95%	to	1.20%	13,904	34.22	to	32.99	463,950	0.00%	0.13%	to	0.13%
2019	0.95%	to	1.20%	13,508	30.19	to	29.17	398,369	0.00%	0.31%	to	0.31%
2018	0.95%	to	1.20%	13,264	23.00	to	22.28	298,962	0.00%	-0.04%	to	-0.31%
Invesco - Invesco V.I. Equity and Income Fund: Series I Shares (IVKEI1)
2022	0.95%	to	1.55%	17,739	20.77	to	19.35	357,297	1.64%	-8.39%	to	-8.94%
2021	0.95%	to	1.55%	20,023	22.68	to	21.25	442,616	1.86%	17.52%	to	16.81%
2020	0.95%	to	1.55%	21,489	19.29	to	18.19	405,036	2.43%	8.91%	to	8.25%
2019	0.95%	to	1.70%	24,204	17.72	to	16.59	418,351	2.57%	19.22%	to	18.32%
2018	0.95%	to	1.70%	25,275	14.86	to	14.02	367,461	2.14%	-10.37%	to	-11.05%
Invesco - Invesco V.I. Main Street Mid Cap Fund: Series II Shares (IVMCC2)
2022	0.95%	to	1.75%	6,740	19.09	to	17.50	126,259	0.07%	-15.26%	to	-15.95%
2021	0.95%	to	1.75%	9,109	22.52	to	20.83	201,672	0.26%	21.70%	to	20.72%
2020	0.95%	to	1.75%	8,850	18.51	to	17.25	160,806	0.45%	7.91%	to	7.03%
2019	0.95%	to	1.75%	8,723	17.15	to	16.12	147,492	0.21%	23.85%	to	22.85%
2018	0.95%	to	1.75%	11,848	13.85	to	13.12	161,935	0.09%	-12.44%	to	-13.16%
Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares (IVRE)
2022	0.95%	to	1.20%	10,428	13.66	to	13.10	138,419	2.76%	-25.64%	to	-25.82%
2021	0.95%	to	1.20%	12,502	18.37	to	17.66	223,693	2.93%	24.54%	to	24.19%
2020	0.95%	to	1.20%	11,092	14.75	to	14.22	159,629	0.00%	-0.13%	to	-0.13%
2019	0.95%	to	1.20%	11,638	16.99	to	16.42	193,161	0.00%	0.22%	to	0.22%
2018	0.95%	to	1.20%	13,854	13.94	to	13.51	188,963	3.89%	-7.07%	to	-7.28%
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)
2022	0.95%	to	2.20%	1,150,080	39.14	to	24.26	48,084,888	0.00%	-31.64%	to	-32.50%
2021	0.95%	to	2.20%	1,232,238	57.26	to	35.94	75,404,576	0.00%	17.96%	to	16.48%
2020	0.95%	to	2.25%	1,397,273	48.54	to	16.73	72,599,904	0.04%	39.35%	to	37.52%
2019	0.95%	to	2.25%	1,535,748	34.83	to	12.17	57,280,606	0.00%	38.04%	to	36.23%
2018	0.95%	to	2.25%	1,695,111	25.23	to	8.93	45,856,503	0.00%	-7.34%	to	-8.21%
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series II (OVAG2)
2022	0.95%	to	2.20%	98,385	11.80	to	11.40	1,151,485	0.00%	-31.78%	to	-32.65%
2021	0.95%	to	2.20%	123,455	17.29	to	16.93	2,125,073	0.00%	17.66%	to	16.18%
2020	0.95%	to	2.20%	111,981	14.70	to	14.57	1,642,705	0.00%	46.97%	to	45.73%	****

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Invesco - Invesco V.I. Main Street Fund: Series I (OVGI)
2020	0.95%	to	2.20%	2,111,151	36.02	to	23.12	78,530,294	1.47%	12.86%	to	11.44%
2019	0.95%	to	2.20%	2,407,684	31.91	to	20.74	79,468,520	1.10%	30.83%	to	29.18%
2018	0.95%	to	2.20%	2,794,427	24.39	to	16.06	70,619,655	1.16%	-8.77%	to	-9.92%
Invesco - Invesco V.I. Main Street Fund: Series II (OVGIS)
2020	1.50%	to	2.60%	42,077	30.22	to	24.51	1,204,937	1.19%	11.99%	to	10.74%
2019	1.50%	to	2.60%	50,425	26.99	to	22.13	1,298,910	0.84%	29.76%	to	28.31%
2018	1.50%	to	2.60%	65,818	20.80	to	17.25	1,310,590	0.94%	-9.48%	to	-10.50%
Invesco - Invesco V.I. Capital Appreciation Fund: Series I (OVGR)
2022	0.95%	to	1.35%	68,783	43.74	to	43.53	3,149,318	0.00%	-31.44%	to	-31.71%
2021	0.95%	to	1.35%	71,928	63.80	to	63.74	4,808,639	0.00%	21.41%	to	20.90%
2020	0.95%	to	1.35%	80,153	52.55	to	52.72	4,417,856	0.00%	35.29%	to	0.35%
2019	0.95%	to	1.35%	86,084	38.84	to	39.12	3,515,137	2.35%	34.90%	to	0.34%
2018	0.95%	to	1.35%	102,493	28.79	to	29.12	3,104,093	0.32%	-6.63%	to	-6.99%
Invesco - Invesco V.I. Global Fund: Series I (OVGS)
2022	0.95%	to	2.60%	2,277,310	29.65	to	20.26	64,673,798	0.00%	-32.41%	to	-33.54%
2021	0.95%	to	2.60%	2,478,033	43.87	to	30.49	104,338,325	0.00%	14.39%	to	12.49%
2020	0.95%	to	2.60%	2,834,665	38.35	to	27.10	104,516,116	0.69%	26.43%	to	24.32%
2019	0.95%	to	2.60%	3,327,486	30.34	to	21.80	97,140,212	0.92%	30.54%	to	28.36%
2018	0.95%	to	2.60%	3,705,894	23.24	to	16.98	82,927,109	1.00%	-14.01%	to	-15.45%
Invesco - Invesco V.I. Global Fund: Series II (OVGSS)
2022	1.50%	to	2.35%	19,431	30.34	to	25.36	548,473	0.00%	-32.96%	to	-33.54%
2021	1.50%	to	2.35%	20,844	45.25	to	38.16	878,057	0.00%	13.44%	to	12.46%
2020	1.50%	to	2.35%	24,776	39.89	to	33.93	915,939	0.45%	25.43%	to	24.35%
2019	1.50%	to	2.35%	27,113	31.80	to	27.29	803,937	0.64%	29.48%	to	28.37%
2018	1.50%	to	2.35%	28,001	24.56	to	21.26	643,502	0.78%	-14.70%	to	-15.44%
Invesco Oppenheimer V.I. International Growth Fund: Series II (OVIGS)
2022	0.95%	to	1.65%	78,982	10.63	to	10.00	832,164	0.00%	-27.86%	to	-28.37%
2021	0.95%	to	1.65%	88,966	14.74	to	13.96	1,299,013	0.00%	9.07%	to	8.30%
2020	0.95%	to	1.65%	125,849	13.51	to	12.89	1,689,449	0.60%	19.89%	to	19.05%
2019	0.95%	to	1.65%	160,495	11.27	to	10.83	1,799,969	0.72%	26.74%	to	25.84%
2018	0.95%	to	1.65%	142,335	8.89	to	8.60	1,260,915	0.66%	-20.32%	to	-20.89%
Invesco - Invesco V.I. Global Strategic Income Fund: Series I (OVSB)
2022	0.95%	to	2.20%	189,871	9.83	to	8.64	1,831,185	0.00%	-12.30%	to	-13.41%
2021	0.95%	to	2.20%	218,574	11.21	to	9.98	2,404,551	4.38%	-4.33%	to	-5.54%
2020	0.95%	to	2.20%	251,724	11.72	to	10.56	2,903,968	5.63%	2.42%	to	1.13%
2019	0.95%	to	2.20%	288,731	11.44	to	10.45	3,259,184	3.74%	9.75%	to	8.37%
2018	0.95%	to	2.20%	344,577	10.43	to	9.64	3,550,704	4.92%	-5.31%	to	-6.51%
Invesco - Invesco V.I. Global Strategic Income Fund: Series II (OVSBS)
2022	1.50%	to	2.60%	34,053	15.97	to	12.66	502,728	0.00%	-13.04%	to	-14.01%
2021	1.50%	to	2.60%	38,663	18.36	to	14.72	660,332	3.81%	-5.01%	to	-6.07%
2020	1.50%	to	2.60%	47,899	19.33	to	15.67	863,121	5.18%	1.45%	to	0.31%
2019	1.50%	to	2.60%	55,703	19.05	to	15.62	990,289	3.47%	8.95%	to	7.73%
2018	1.50%	to	2.60%	58,170	17.49	to	14.50	960,939	4.32%	-5.98%	to	-7.04%
Invesco - Invesco V.I. Main Street Small Cap Fund: Series I (OVSC)
2022	0.95%	to	1.95%	213,847	29.01	to	24.50	6,049,621	0.52%	-16.63%	to	-17.47%
2021	0.95%	to	1.95%	230,510	34.80	to	29.68	7,833,696	0.37%	21.39%	to	20.16%
2020	0.95%	to	2.20%	252,567	28.67	to	23.79	7,084,627	0.62%	18.79%	to	17.29%
2019	0.95%	to	2.20%	289,998	24.13	to	20.29	6,836,932	0.20%	25.27%	to	23.69%
2018	0.95%	to	2.20%	368,444	19.26	to	16.40	6,950,625	0.31%	-11.18%	to	-12.31%
Ivy Variable Insurance Portfolios - Delaware Ivy Asset Strategy: Class II (WRASP)
2022	0.95%	to	2.25%	1,243,542	36.67	to	26.87	43,999,189	1.53%	-15.55%	to	-16.66%
2021	0.95%	to	2.25%	1,366,338	43.42	to	32.24	57,299,516	1.54%	9.39%	to	7.96%
2020	0.95%	to	2.25%	1,548,990	39.69	to	29.86	59,474,461	1.99%	12.80%	to	11.32%
2019	0.95%	to	2.25%	1,781,240	35.19	to	26.83	60,694,078	2.03%	20.62%	to	19.04%
2018	0.95%	to	2.25%	2,151,884	29.17	to	22.54	60,922,835	1.74%	-6.34%	to	-7.58%
Ivy Variable Insurance Portfolios - Delaware Ivy Corporate Bond: Class II (WRBDP)
2022	0.95%	to	2.25%	1,461,295	17.19	to	12.46	24,261,485	2.48%	-16.59%	to	-17.68%
2021	0.95%	to	2.25%	1,617,707	20.61	to	15.14	32,258,294	1.99%	-1.79%	to	-3.08%
2020	0.95%	to	2.25%	1,709,494	20.98	to	15.62	34,707,740	2.51%	9.91%	to	8.47%
2019	0.95%	to	2.25%	1,949,692	19.09	to	14.40	36,090,119	2.76%	11.11%	to	9.65%
2018	0.95%	to	2.25%	2,185,621	17.18	to	13.13	36,477,261	2.14%	-2.84%	to	-4.12%

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Ivy Variable Insurance Portfolios - Delaware Ivy Balanced: Class II (WRBP)
2020	0.95%	to	2.25%	1,145,806	30.84	to	23.30	34,215,647	1.43%	13.03%	to	11.55%
2019	0.95%	to	2.25%	1,342,507	27.29	to	20.89	35,530,055	1.77%	20.93%	to	19.35%
2018	0.95%	to	2.25%	1,598,557	22.56	to	17.50	35,006,417	1.59%	-4.16%	to	-5.43%
Ivy Variable Insurance Portfolios - Delaware Ivy Core Equity: Class II (WRCEP)
2022	0.95%	to	2.25%	1,847,851	35.95	to	26.97	64,405,470	0.23%	-18.11%	to	-19.18%
2021	0.95%	to	2.25%	2,109,236	43.90	to	33.37	89,887,570	0.54%	27.72%	to	26.04%
2020	0.95%	to	2.25%	2,394,864	34.38	to	26.48	79,912,404	0.54%	20.36%	to	18.78%
2019	0.95%	to	2.25%	2,816,402	28.56	to	22.29	78,202,741	0.58%	29.85%	to	28.14%
2018	0.95%	to	2.25%	3,336,413	22.00	to	17.40	71,441,842	0.47%	-5.42%	to	-6.67%
Ivy Variable Insurance Portfolios - Delaware VIP Global Value Equity: Class II (WRDIV)
2022	0.95%	to	2.25%	262,463	26.72	to	20.89	6,820,178	3.88%	-12.14%	to	-13.30%
2021	0.95%	to	2.25%	295,122	30.42	to	24.09	8,748,498	2.17%	15.86%	to	14.34%
2020	0.95%	to	2.25%	326,934	26.25	to	21.07	8,356,128	2.63%	2.17%	to	0.83%
2019	0.95%	to	2.25%	367,374	25.70	to	20.89	9,207,943	2.86%	21.98%	to	20.38%
2018	0.95%	to	2.25%	465,003	21.07	to	17.36	9,572,415	1.67%	-12.52%	to	-13.68%
Ivy Variable Insurance Portfolios - Delaware Ivy Energy: Class II (WRENG)
2022	0.95%	to	1.80%	185,316	9.84	to	8.52	1,777,416	2.95%	49.05%	to	47.77%
2021	0.95%	to	1.80%	206,560	6.60	to	5.76	1,331,772	1.43%	40.65%	to	39.44%
2020	0.95%	to	1.80%	234,570	4.69	to	4.13	1,076,928	1.89%	-37.43%	to	-37.97%
2019	0.95%	to	1.80%	241,242	7.50	to	6.67	1,771,405	0.00%	2.49%	to	1.62%
2018	0.95%	to	1.80%	246,388	7.32	to	6.56	1,767,892	0.00%	-34.77%	to	-35.33%
Ivy Variable Insurance Portfolios - Delaware Ivy Natural Resources: Class II (WRGNR)
2022	0.95%	to	2.25%	229,128	12.07	to	9.57	2,683,095	1.66%	16.66%	to	15.13%
2021	0.95%	to	2.25%	271,512	10.35	to	8.31	2,730,313	1.64%	25.48%	to	23.83%
2020	0.95%	to	2.25%	302,646	8.25	to	6.71	2,428,743	2.36%	-12.83%	to	-13.97%
2019	0.95%	to	2.25%	350,391	9.46	to	7.80	3,231,966	0.97%	8.42%	to	6.99%
2018	0.95%	to	2.25%	408,317	8.73	to	7.29	3,480,544	0.30%	-23.97%	to	-24.97%
Ivy Variable Insurance Portfolios - Delaware Ivy Growth: Class II (WRGP)
2022	0.95%	to	2.25%	2,130,588	40.11	to	30.76	82,720,532	0.00%	-27.88%	to	-28.83%
2021	0.95%	to	2.25%	2,452,487	55.62	to	43.21	132,179,684	0.00%	28.79%	to	27.10%
2020	0.95%	to	2.25%	2,769,933	43.18	to	34.00	115,912,276	0.00%	29.31%	to	27.61%
2019	0.95%	to	2.25%	3,212,033	33.40	to	26.64	104,092,542	0.00%	35.29%	to	33.51%
2018	0.95%	to	2.25%	3,740,610	24.68	to	19.95	89,738,558	0.03%	1.31%	to	-0.03%
Ivy Variable Insurance Portfolios - Delaware Ivy High Income: Class II (WRHIP)
2022	0.95%	to	2.25%	951,370	31.52	to	23.37	29,052,990	6.60%	-11.81%	to	-12.96%
2021	0.95%	to	2.25%	1,068,120	35.74	to	26.85	37,034,951	5.85%	5.05%	to	3.68%
2020	0.95%	to	2.25%	1,195,685	34.02	to	25.90	39,437,174	7.23%	5.02%	to	3.64%
2019	0.95%	to	2.25%	1,424,091	32.39	to	24.99	44,830,899	6.55%	10.14%	to	8.69%
2018	0.95%	to	2.25%	1,718,545	29.41	to	22.99	49,196,193	6.49%	-3.05%	to	-4.33%
Ivy Variable Insurance Portfolios - Delaware Ivy International Core Equity: Class II (WRI2P)
2022	0.95%	to	1.80%	328,758	22.42	to	19.09	7,227,472	2.30%	-15.11%	to	-15.84%
2021	0.95%	to	1.85%	348,851	26.42	to	22.48	9,045,227	1.04%	13.09%	to	12.07%
2020	0.95%	to	1.85%	358,216	23.36	to	20.06	8,213,612	2.45%	6.17%	to	5.20%
2019	0.95%	to	1.85%	425,818	22.00	to	19.07	9,194,920	1.57%	17.57%	to	16.50%
2018	0.95%	to	2.00%	454,798	18.71	to	16.01	8,351,617	1.58%	-18.60%	to	-19.47%
Ivy Variable Insurance Portfolios - Delaware Ivy Global Growth: Class II (WRIP)
2022	0.95%	to	2.25%	636,694	24.41	to	18.05	15,012,719	0.78%	-18.34%	to	-19.41%
2021	0.95%	to	2.25%	709,129	29.90	to	22.40	20,479,962	0.06%	16.74%	to	15.21%
2020	0.95%	to	2.25%	783,488	25.61	to	19.44	19,396,549	0.42%	19.43%	to	17.87%
2019	0.95%	to	2.25%	915,747	21.44	to	16.49	19,008,928	0.65%	24.73%	to	23.10%
2018	0.95%	to	2.25%	1,068,749	17.19	to	13.40	17,826,118	0.47%	-7.17%	to	-8.39%
Ivy Variable Insurance Portfolios - Delaware Ivy Limited-Term Bond: Class II (WRLTBP)
2022	0.95%	to	1.85%	429,266	10.31	to	9.26	4,349,135	1.32%	-5.21%	to	-6.07%
2021	0.95%	to	1.85%	402,902	10.87	to	9.86	4,305,195	1.52%	-1.43%	to	-2.33%
2020	0.95%	to	1.95%	382,060	11.03	to	10.00	4,151,579	2.41%	3.15%	to	2.11%
2019	0.95%	to	1.95%	319,088	10.69	to	9.79	3,355,395	1.64%	3.24%	to	2.20%
2018	0.95%	to	1.95%	396,655	10.36	to	9.58	4,052,384	1.76%	-0.18%	to	-1.20%

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Ivy Variable Insurance Portfolios - Delaware Ivy Mid Cap Growth: Class II (WRMCG)
2022	0.95%	to	2.25%	326,607	48.26	to	38.26	15,408,129	0.00%	-31.45%	to	-32.35%
2021	0.95%	to	2.25%	343,769	70.40	to	56.55	23,676,512	0.00%	15.25%	to	13.74%
2020	0.95%	to	2.25%	385,006	61.09	to	49.72	23,035,359	0.00%	47.59%	to	45.65%
2019	0.95%	to	2.25%	426,547	41.39	to	34.14	17,295,230	0.00%	36.63%	to	34.84%
2018	0.95%	to	2.25%	493,821	30.29	to	25.32	14,670,719	0.00%	-1.01%	to	-2.32%
Ivy Variable Insurance Portfolios - Delaware VIP Real Estate Securities: Class II (WRRESP)
2022	0.95%	to	2.25%	139,542	29.53	to	23.15	4,005,679	0.87%	-25.63%	to	-26.60%
2021	0.95%	to	2.25%	151,566	39.71	to	31.55	5,862,091	0.90%	42.32%	to	40.46%
2020	0.95%	to	2.25%	163,380	27.90	to	22.46	4,443,960	1.74%	-4.05%	to	-5.31%
2019	0.95%	to	2.25%	179,987	29.08	to	23.72	5,111,620	1.58%	23.25%	to	21.63%
2018	0.95%	to	2.25%	235,160	23.59	to	19.50	5,428,731	1.58%	-6.47%	to	-7.71%
Ivy Variable Insurance Portfolios - Delaware Ivy Small Cap Growth: Class II (WRSCP)
2022	0.95%	to	2.25%	931,233	30.30	to	23.51	27,319,252	0.00%	-27.46%	to	-28.41%
2021	0.95%	to	2.25%	1,005,670	41.78	to	32.84	40,737,501	0.94%	3.00%	to	1.65%
2020	0.95%	to	2.25%	1,114,901	40.56	to	32.31	43,846,293	0.00%	36.36%	to	34.57%
2019	0.95%	to	2.25%	1,276,491	29.74	to	24.01	36,873,885	0.00%	22.20%	to	20.59%
2018	0.95%	to	2.25%	1,468,761	24.34	to	19.91	34,773,967	0.39%	-5.03%	to	-6.28%
Ivy Variable Insurance Portfolios - Delaware Ivy Smid Cap Core: Class II (WRSCV)
2022	0.95%	to	1.80%	136,519	33.48	to	28.51	4,450,132	0.00%	-15.62%	to	-16.34%
2021	0.95%	to	1.85%	145,188	39.68	to	33.77	5,617,988	0.00%	19.63%	to	18.55%
2020	0.95%	to	1.85%	146,831	33.16	to	28.48	4,750,109	0.00%	6.01%	to	5.04%
2019	0.95%	to	1.85%	167,783	31.28	to	27.12	5,123,788	0.00%	23.15%	to	22.03%
2018	0.95%	to	1.85%	192,670	25.40	to	22.22	4,787,819	0.11%	-11.34%	to	-12.15%
Ivy Variable Insurance Portfolios - Delaware Ivy Science and Technology: Class II (WRSTP)
2022	0.95%	to	2.25%	937,241	51.21	to	41.62	46,352,157	0.00%	-32.49%	to	-33.37%
2021	0.95%	to	2.25%	998,929	75.85	to	62.46	73,319,209	0.00%	14.07%	to	12.58%
2020	0.95%	to	2.25%	1,112,608	66.49	to	55.49	71,613,260	0.00%	34.08%	to	32.32%
2019	0.95%	to	2.25%	1,292,636	49.59	to	41.93	62,188,748	0.00%	48.06%	to	46.12%
2018	0.95%	to	2.25%	1,552,137	33.49	to	28.70	50,533,177	0.00%	-6.14%	to	-7.38%
Ivy Variable Insurance Portfolios - Delaware Ivy Value: Class II (WRVP)
2020	0.95%	to	2.25%	862,179	31.14	to	24.01	25,918,384	2.01%	1.02%	to	-0.31%
2019	0.95%	to	2.25%	981,071	30.83	to	24.09	29,247,828	0.82%	25.13%	to	23.49%
2018	0.95%	to	2.25%	1,146,049	24.63	to	19.51	27,367,662	1.89%	-8.12%	to	-9.34%
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 (JPMMV1)
2022	0.95%	to	1.85%	302,245	41.78	to	35.24	12,251,188	0.94%	-9.03%	to	-9.85%
2021	0.95%	to	1.85%	318,714	42.63	to	39.09	14,238,083	0.92%	28.65%	to	27.48%
2020	0.95%	to	2.20%	372,055	35.70	to	28.89	12,916,934	1.48%	-0.58%	to	-1.84%
2019	0.95%	to	2.20%	447,424	35.91	to	29.43	15,631,782	1.61%	25.56%	to	23.97%
2018	0.95%	to	2.20%	512,409	26.88	to	23.74	14,299,520	0.97%	-13.05%	to	-13.79%
Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares (JABS)
2022	0.95%	to	1.70%	104,282	9.07	to	8.95	965,610	1.12%	-17.41%	to	-18.03%
2021	0.95%	to	1.70%	47,252	10.98	to	10.92	518,345	1.00%	9.77%	to	9.21%
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares (JACAS)
2022	0.95%	to	2.00%	2,191,307	34.21	to	26.79	72,255,941	0.05%	-34.36%	to	-35.05%
2021	0.95%	to	2.00%	2,482,609	52.12	to	41.26	124,893,446	0.00%	21.44%	to	20.15%
2020	0.95%	to	2.05%	2,783,998	42.92	to	33.97	115,430,053	0.17%	37.71%	to	36.19%
2019	0.95%	to	2.20%	3,185,452	31.16	to	24.20	96,036,487	0.02%	35.55%	to	33.84%
2018	0.95%	to	2.20%	3,542,205	22.99	to	18.08	78,925,798	1.20%	0.36%	to	-0.53%
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares (JAFBS)
2022	0.95%	to	1.75%	177,158	9.82	to	9.22	1,717,520	1.90%	-14.72%	to	-15.41%
2021	0.95%	to	1.75%	220,257	11.51	to	10.90	2,509,309	1.55%	-2.05%	to	-2.84%
2020	0.95%	to	1.75%	267,472	11.75	to	11.22	3,115,869	2.50%	9.20%	to	8.32%
2019	0.95%	to	1.75%	210,802	10.76	to	10.36	2,251,469	2.74%	8.24%	to	7.37%
2018	0.95%	to	1.75%	219,180	9.94	to	9.65	2,163,932	2.70%	-2.23%	to	-3.02%

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares (JAGTS)
2022	0.95%	to	2.20%	1,621,044	20.94	to	15.65	32,740,357	0.00%	-37.72%	to	-38.51%
2021	0.95%	to	2.20%	1,874,552	33.63	to	25.45	60,919,569	0.12%	16.63%	to	15.16%
2020	0.95%	to	2.20%	2,261,480	28.84	to	22.10	63,124,636	0.00%	49.30%	to	47.42%
2019	0.95%	to	2.20%	2,497,847	19.31	to	14.99	46,746,845	0.42%	43.44%	to	41.63%
2018	0.95%	to	2.20%	2,763,215	13.46	to	10.59	36,109,950	1.04%	-0.05%	to	-1.32%
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares (JAIGS)
2022	0.95%	to	2.05%	1,902,947	17.63	to	13.65	32,318,659	1.67%	-9.70%	to	-10.70%
2021	0.95%	to	2.05%	2,094,936	19.52	to	15.28	39,453,540	1.01%	12.18%	to	10.97%
2020	0.95%	to	2.05%	2,346,663	17.40	to	13.77	39,465,440	1.20%	14.92%	to	13.64%
2019	0.95%	to	2.20%	2,705,146	15.14	to	11.75	39,638,521	1.91%	25.50%	to	23.92%
2018	0.95%	to	2.20%	2,946,405	12.06	to	9.48	34,465,273	1.65%	-15.95%	to	-17.02%
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares (LZREMS)
2022	0.95%	to	1.35%	122,236	9.21	to	8.90	1,116,335	3.13%	-15.92%	to	-16.26%
2021	0.95%	to	1.40%	154,042	10.96	to	10.58	1,675,337	1.86%	4.46%	to	3.99%
2020	0.95%	to	1.40%	177,813	10.49	to	10.18	1,854,528	2.56%	-2.21%	to	-2.66%
2019	0.95%	to	1.40%	245,766	10.73	to	10.46	2,624,464	0.90%	17.02%	to	16.49%
2018	0.95%	to	1.45%	292,949	9.17	to	8.95	2,671,417	1.57%	-19.33%	to	-19.74%
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC (LOVTRC)
2022	0.95%	to	1.40%	83,960	9.69	to	9.40	803,610	2.96%	-14.86%	to	-15.25%
2021	0.95%	to	1.40%	112,961	11.38	to	11.09	1,274,851	2.06%	-1.19%	to	-1.64%
2020	0.95%	to	1.40%	104,327	11.52	to	11.28	1,194,029	2.56%	6.41%	to	5.92%
2019	0.95%	to	1.40%	96,036	10.83	to	10.65	1,034,713	3.51%	7.38%	to	6.89%
2018	0.95%	to	1.40%	49,910	10.08	to	9.96	501,164	3.34%	-1.97%	to	-2.42%
MFS(R) Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class (MMCGSC)
2022	1.50%	to	2.60%	14,503	28.95	to	22.95	391,239	0.00%	-29.86%	to	-30.64%
2021	1.50%	to	2.60%	16,560	41.27	to	33.09	640,555	0.00%	12.17%	to	10.92%
2020	1.50%	to	2.60%	20,077	36.80	to	29.84	699,437	0.00%	34.08%	to	32.58%
2019	1.50%	to	2.60%	25,014	27.44	to	22.50	650,243	0.00%	36.20%	to	34.68%
2018	1.50%	to	2.60%	37,686	20.15	to	16.71	710,373	0.00%	-0.57%	to	-1.69%
MFS(R) Variable Insurance Trust - MFS New Discovery Series: Service Class (MNDSC)
2022	0.95%	to	2.45%	89,513	23.53	to	28.42	2,151,348	0.00%	-30.66%	to	-31.71%
2021	0.95%	to	2.45%	101,904	33.94	to	41.62	3,528,796	0.00%	0.61%	to	-0.92%
2020	0.95%	to	2.45%	123,141	33.74	to	42.01	4,278,932	0.00%	44.20%	to	42.02%
2019	0.95%	to	2.45%	128,486	23.39	to	29.58	3,122,430	0.00%	39.93%	to	37.81%
2018	0.95%	to	2.45%	105,439	16.72	to	21.46	1,873,782	0.00%	-2.66%	to	-4.14%
MFS(R) Variable Insurance Trust II - MFS Research International Portfolio: Service Class (MV2RIS)
2022	0.95%	to	1.35%	30,479	11.98	to	11.85	364,537	1.67%	-18.58%	to	-18.91%
2021	0.95%	to	1.35%	31,165	14.72	to	14.62	458,162	0.64%	10.21%	to	9.77%
2020	0.95%	to	1.20%	7,687	13.35	to	13.33	102,550	0.16%	33.54%	to	33.31%	****
MFS(R) Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class (MV3MVS)
2022	0.95%	to	1.35%	20,922	15.94	to	15.76	332,683	0.81%	-9.87%	to	-10.23%
2021	0.95%	to	1.35%	20,685	17.68	to	17.56	365,192	0.75%	29.36%	to	28.84%
2020	0.95%	to	1.35%	4,459	13.67	to	13.63	60,890	0.29%	36.67%	to	36.30%	****
MFS(R) Variable Insurance Trust - MFS Value Series: Service Class (MVFSC)
2022	0.95%	to	2.60%	807,511	30.11	to	28.32	24,169,880	1.15%	-7.03%	to	-8.58%
2021	0.95%	to	2.60%	902,471	32.38	to	30.98	29,096,148	1.14%	23.97%	to	21.91%
2020	0.95%	to	2.60%	1,020,188	26.12	to	25.41	26,576,870	1.31%	2.24%	to	0.54%
2019	0.95%	to	2.60%	1,240,655	25.55	to	25.28	31,626,952	1.88%	28.28%	to	26.14%
2018	0.95%	to	2.60%	1,442,810	19.92	to	20.04	28,725,144	1.29%	-11.59%	to	-12.70%
MFS(R) Variable Insurance Trust II - MFS International Growth Portfolio: Service Class (MVIGSC)
2022	0.95%	to	1.35%	25,646	11.29	to	11.13	289,150	0.38%	-15.99%	to	-16.33%
2021	0.95%	to	1.20%	25,675	13.44	to	13.35	344,562	0.41%	7.96%	to	7.68%
2020	0.95%	to	1.20%	22,900	12.45	to	12.40	284,835	1.90%	14.40%	to	14.11%
2019	0.95%	to	1.20%	7,603	10.88	to	10.87	82,685	0.96%	8.84%	to	8.65%	****
MFS(R) Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class (MVIVSC)
2022	0.95%	to	2.60%	592,899	22.67	to	18.33	13,157,719	0.50%	-24.48%	to	-25.73%
2021	0.95%	to	2.60%	669,015	30.02	to	24.68	19,646,876	0.14%	9.23%	to	7.41%
2020	0.95%	to	2.60%	745,293	27.48	to	22.98	20,066,787	0.78%	19.06%	to	17.08%
2019	0.95%	to	2.60%	914,708	23.08	to	19.62	20,716,699	1.45%	24.46%	to	22.39%
2018	0.95%	to	2.60%	1,031,069	18.55	to	16.04	18,801,583	0.90%	-10.59%	to	-12.09%

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I (MSEM)
2022	0.95%	to	2.15%	61,839	29.34	to	26.15	2,146,680	7.56%	-19.51%	to	-20.48%
2021	0.95%	to	2.15%	70,779	36.45	to	32.88	3,036,402	5.09%	-2.96%	to	-4.13%
2020	0.95%	to	2.15%	76,902	37.56	to	34.30	3,395,130	4.51%	4.54%	to	3.28%
2019	0.95%	to	2.15%	88,044	35.93	to	33.21	3,702,251	5.91%	13.17%	to	11.80%
2018	0.95%	to	2.15%	111,821	31.75	to	29.70	4,201,625	5.59%	-7.83%	to	-8.96%
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II (MSGI2)
2022	0.95%	to	1.85%	134,161	12.11	to	11.29	1,608,066	2.76%	-9.19%	to	-10.01%
2021	0.95%	to	1.85%	126,847	13.33	to	12.55	1,673,579	2.23%	12.92%	to	11.90%
2020	0.95%	to	1.85%	110,592	11.81	to	11.21	1,292,595	1.37%	-2.37%	to	-3.26%
2019	0.95%	to	1.85%	114,229	12.09	to	11.59	1,369,670	2.40%	26.65%	to	25.50%
2018	0.95%	to	1.85%	103,683	9.55	to	9.23	983,070	2.88%	-8.77%	to	-9.60%
Morgan Stanley Variable Insurance Fund, Inc. - Growth Portfolio: Class II (MSVEG2)
2022	0.95%	to	1.20%	114,858	3.86	to	3.85	443,048	0.00%	-60.54%	to	-60.64%
2021	0.95%	to	1.25%	126,640	9.79	to	9.77	1,238,525	0.00%	-2.13%	to	-2.33%	****
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II (MSVF2)
2022	1.50%	to	1.95%	33,827	12.83	to	11.72	399,798	2.99%	-15.86%	to	-16.25%
2021	1.50%	to	1.95%	35,653	15.25	to	14.00	503,773	2.60%	-2.03%	to	-2.47%
2020	1.50%	to	2.20%	39,636	15.56	to	13.72	573,361	2.54%	5.93%	to	5.18%
2019	1.50%	to	2.20%	37,564	14.69	to	13.04	514,640	3.91%	8.95%	to	8.18%
2018	1.50%	to	2.60%	43,085	13.48	to	11.31	543,047	2.33%	-2.41%	to	-3.50%
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I (MSVFI)
2022	0.95%	to	1.95%	352,570	14.07	to	11.88	4,825,682	3.96%	-15.14%	to	-16.00%
2021	0.95%	to	1.95%	384,675	16.58	to	14.14	6,208,270	4.04%	-1.27%	to	-2.27%
2020	0.95%	to	2.20%	387,057	16.79	to	13.94	6,314,918	2.75%	6.78%	to	5.43%
2019	0.95%	to	2.20%	378,393	15.72	to	13.22	5,795,774	4.09%	9.83%	to	8.44%
2018	0.95%	to	2.20%	287,592	14.32	to	12.19	3,973,391	2.64%	-1.60%	to	-2.85%
Morgan Stanley Variable Insurance Fund, Inc. - Discovery Portfolio: Class I (MSVMG)
2022	1.75%			1,159	18.57			21,519	0.00%	-63.61%
2021	1.75%			3,138	51.03			160,119	0.00%	-12.62%
2020	1.75%			3,168	58.39			184,993	0.00%	147.90%
2019	1.60%	to	1.75%	3,294	24.27	to	23.56	77,655	0.00%	37.87%	to	37.66%
2018	1.60%	to	1.75%	3,339	17.61	to	17.11	57,180	0.00%	8.87%	to	8.70%
Morgan Stanley Variable Insurance Fund, Inc. - U.S. Real Estate Portfolio: Class I (MSVRE)
2022	1.60%	to	1.75%	9,194	42.17	to	37.10	373,117	1.17%	-28.22%	to	-28.33%
2021	1.60%	to	1.75%	11,558	58.75	to	51.77	648,455	2.04%	37.57%	to	37.36%
2020	1.60%	to	1.75%	12,135	42.71	to	37.69	495,567	2.67%	-18.18%	to	-18.31%
2019	1.60%	to	1.75%	13,864	52.20	to	46.14	699,177	2.11%	17.04%	to	16.86%
2018	1.20%	to	1.75%	21,356	49.96	to	39.48	931,111	2.72%	-8.83%	to	-9.34%
Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II (DTRTFB)
2022	0.95%	to	1.40%	55,999	9.30	to	9.11	518,127	2.57%	-14.04%	to	-14.43%
2021	0.95%	to	1.40%	65,370	10.82	to	10.64	704,569	2.46%	-1.39%	to	-1.84%
2020	0.95%	to	1.40%	57,347	10.98	to	10.84	627,244	2.50%	2.76%	to	2.29%
2019	0.95%	to	1.40%	45,417	10.68	to	10.60	483,794	4.06%	5.57%	to	5.09%
2018	1.05%	to	1.40%	14,555	10.11	to	10.09	146,851	3.28%	1.12%	to	0.88%	****
Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class I (EIF)
2022	0.95%	to	2.05%	504,949	34.66	to	21.19	16,936,585	1.44%	-4.90%	to	-5.95%
2021	0.95%	to	2.05%	562,164	36.44	to	22.54	19,899,264	1.22%	19.16%	to	17.83%
2020	0.95%	to	2.20%	640,197	30.58	to	18.50	19,036,279	1.75%	2.64%	to	1.35%
2019	0.95%	to	2.20%	693,926	29.80	to	18.25	20,097,739	1.80%	26.10%	to	24.51%
2018	0.95%	to	2.20%	780,284	23.63	to	14.66	17,958,754	1.75%	-8.14%	to	-9.31%
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)
2022	0.95%	to	2.25%	2,910,714	17.47	to	12.24	46,739,562	1.97%	-13.38%	to	-14.52%
2021	0.95%	to	2.25%	3,315,114	20.17	to	14.32	61,456,813	1.55%	-2.98%	to	-4.28%
2020	0.95%	to	2.20%	3,638,638	20.79	to	14.60	69,724,689	1.98%	5.07%	to	3.75%
2019	0.95%	to	2.20%	3,975,035	19.79	to	14.07	72,593,513	2.26%	5.26%	to	3.93%
2018	0.95%	to	2.20%	4,518,239	18.80	to	13.54	78,459,887	2.10%	-1.00%	to	-2.26%

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class II (GBF2)
2022	1.50%	to	2.60%	65,399	11.59	to	9.19	697,604	1.63%	-14.04%	to	-15.00%
2021	1.50%	to	2.60%	79,729	13.48	to	10.81	992,315	1.49%	-3.82%	to	-4.90%
2020	1.50%	to	2.60%	81,228	14.02	to	11.37	1,055,781	1.57%	4.20%	to	3.04%
2019	1.50%	to	2.60%	89,252	13.45	to	11.03	1,117,303	2.13%	4.42%	to	3.25%
2018	1.50%	to	2.60%	96,356	12.88	to	10.68	1,160,208	1.86%	-1.76%	to	-2.86%
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I (GEM)
2022	0.95%	to	2.05%	365,849	21.28	to	16.60	7,501,525	0.89%	-25.46%	to	-26.29%
2021	0.95%	to	2.05%	394,431	28.55	to	22.52	10,870,250	0.93%	-8.17%	to	-9.18%
2020	0.95%	to	2.05%	456,459	31.09	to	24.80	13,724,439	1.91%	12.22%	to	10.98%
2019	0.95%	to	2.05%	515,740	27.70	to	22.34	13,823,367	2.50%	21.78%	to	20.43%
2018	0.95%	to	2.05%	550,238	22.75	to	18.55	12,134,908	0.66%	-18.21%	to	-19.12%
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II (GEM2)
2022	1.50%	to	2.20%	17,418	8.60	to	8.08	144,794	0.66%	-26.04%	to	-26.57%
2021	1.50%	to	2.20%	17,731	11.62	to	11.00	200,582	0.96%	-8.90%	to	-9.55%
2020	1.50%	to	2.20%	18,032	12.76	to	12.16	224,986	1.55%	11.30%	to	10.51%
2019	1.50%	to	2.20%	24,496	11.46	to	11.01	274,975	1.91%	20.83%	to	19.97%
2018	1.50%	to	2.45%	32,952	9.49	to	9.07	307,295	0.43%	-18.90%	to	-19.69%
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I (GIG)
2022	0.95%	to	2.05%	637,539	17.75	to	13.85	10,972,035	3.65%	-14.94%	to	-15.88%
2021	0.95%	to	2.05%	716,920	20.87	to	16.46	14,514,780	2.49%	11.60%	to	10.35%
2020	0.95%	to	2.20%	780,542	18.70	to	14.46	14,174,815	1.18%	6.92%	to	5.57%
2019	0.95%	to	2.20%	873,503	17.49	to	13.70	14,827,558	2.48%	17.99%	to	16.50%
2018	0.95%	to	2.20%	1,059,739	14.83	to	11.76	15,255,439	1.97%	-15.35%	to	-16.42%
Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II (GVAAA2)
2022	0.95%	to	2.25%	3,376,092	22.74	to	18.24	74,484,196	0.00%	-14.56%	to	-15.68%
2021	0.95%	to	2.25%	3,705,844	26.61	to	21.64	95,833,955	1.03%	13.62%	to	4.53%
2020	0.95%	to	2.20%	2,539,595	23.42	to	19.44	57,697,889	1.47%	10.93%	to	9.53%
2019	0.95%	to	2.20%	2,787,180	21.11	to	17.75	57,244,561	1.61%	19.64%	to	18.13%
2018	0.95%	to	2.20%	2,999,369	17.65	to	15.03	51,624,482	1.17%	-5.89%	to	-7.08%
Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II (GVABD2)
2022	0.95%	to	1.75%	746,459	12.13	to	10.59	8,805,290	0.00%	-13.63%	to	-14.33%
2021	0.95%	to	1.75%	853,081	14.04	to	12.37	11,667,595	1.90%	-1.66%	to	-2.45%
2020	0.95%	to	1.75%	919,975	14.28	to	12.68	12,824,185	2.11%	8.17%	to	7.29%
2019	0.95%	to	1.75%	741,252	13.20	to	11.82	9,574,291	1.83%	7.95%	to	7.08%
2018	0.95%	to	1.75%	808,156	12.23	to	11.03	9,688,095	2.26%	-2.02%	to	-2.81%
Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II (GVAGG2)
2022	0.95%	to	1.95%	613,354	28.60	to	24.15	17,022,944	0.00%	-25.77%	to	-26.51%
2021	0.95%	to	1.95%	696,358	38.53	to	32.86	26,079,856	0.00%	14.90%	to	13.74%
2020	0.95%	to	1.95%	790,505	33.53	to	28.89	25,817,737	0.64%	28.70%	to	27.40%
2019	0.95%	to	1.95%	941,431	26.05	to	22.68	23,939,804	0.65%	33.50%	to	32.15%
2018	0.95%	to	1.95%	1,054,664	19.52	to	17.16	20,122,231	0.22%	-10.29%	to	-11.20%
Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II (GVAGI2)
2022	0.95%	to	1.65%	754,181	25.12	to	22.48	18,484,048	0.00%	-17.61%	to	-18.19%
2021	0.95%	to	1.65%	818,588	28.64	to	27.48	24,369,352	1.05%	22.47%	to	21.61%
2020	0.95%	to	1.65%	934,461	24.90	to	22.60	22,763,528	1.58%	12.00%	to	11.21%
2019	0.95%	to	1.65%	1,271,231	22.23	to	20.32	27,720,664	1.33%	24.47%	to	23.59%
2018	0.95%	to	1.65%	1,236,232	17.86	to	16.44	21,669,502	1.00%	-3.12%	to	-3.81%
Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II (GVAGR2)
2022	0.95%	to	2.35%	987,915	35.00	to	27.61	33,506,358	0.00%	-30.88%	to	-31.86%
2021	0.95%	to	2.35%	1,135,715	50.63	to	40.51	55,758,246	0.00%	20.38%	to	18.68%
2020	0.95%	to	2.00%	1,193,536	42.06	to	35.97	48,965,631	0.72%	50.06%	to	48.47%
2019	0.95%	to	1.95%	1,329,900	28.03	to	24.40	36,430,891	0.34%	29.05%	to	27.75%
2018	0.95%	to	1.95%	1,574,665	21.72	to	19.10	33,475,400	0.31%	-1.61%	to	-2.60%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)
2022	0.95%	to	2.50%	1,985,264	26.68	to	19.18	50,155,958	0.00%	-19.06%	to	-20.32%
2021	0.95%	to	2.50%	2,139,150	32.96	to	24.07	66,921,798	0.15%	12.55%	to	10.79%
2020	0.95%	to	2.50%	2,308,170	29.28	to	21.72	64,312,554	0.22%	11.26%	to	9.52%
2019	0.95%	to	2.50%	2,706,568	26.32	to	19.83	68,018,888	2.02%	20.67%	to	18.78%
2018	0.95%	to	2.50%	3,083,479	21.81	to	16.70	64,443,054	1.56%	-8.61%	to	-10.05%

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)
2022	0.95%	to	2.60%	1,165,340	19.44	to	13.68	21,438,065	0.00%	-15.20%	to	-16.61%
2021	0.95%	to	2.60%	1,313,267	22.93	to	16.40	28,596,361	0.20%	5.69%	to	3.93%
2020	0.95%	to	2.60%	1,434,858	21.69	to	15.78	29,619,915	0.14%	7.52%	to	5.73%
2019	0.95%	to	2.60%	1,611,934	20.17	to	14.93	30,944,463	2.12%	12.40%	to	10.53%
2018	0.95%	to	2.60%	1,844,985	17.95	to	13.51	31,600,733	1.81%	-4.65%	to	-6.25%
Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class I (GVEX1)
2022	0.95%	to	1.35%	58,190	13.71	to	13.56	792,448	1.17%	-19.09%	to	-19.42%
2021	0.95%	to	1.65%	63,892	16.94	to	16.75	1,078,108	1.83%	27.15%	to	26.25%
2020	1.10%	to	1.35%	73,738	13.31	to	13.29	980,972	5.78%	33.13%	to	32.90%	****
Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class II (GVEX2)
2022	0.95%	to	1.80%	1,270,982	25.38	to	23.70	31,873,881	0.99%	-19.34%	to	-19.90%
2021	0.95%	to	1.65%	1,358,570	31.46	to	29.59	42,299,472	1.95%	26.88%	to	25.98%
2020	0.95%	to	1.80%	1,377,664	24.80	to	23.29	33,843,043	1.72%	16.73%	to	15.78%
2019	0.95%	to	1.80%	1,392,440	21.24	to	20.12	29,305,073	1.95%	29.60%	to	28.53%
2018	0.95%	to	1.80%	1,278,909	16.39	to	15.61	20,788,817	1.46%	-5.78%	to	-6.60%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)
2022	0.95%	to	2.60%	859,280	28.74	to	20.22	23,585,141	0.00%	-19.66%	to	-20.99%
2021	0.95%	to	2.60%	914,569	35.77	to	25.59	31,308,139	0.13%	14.41%	to	12.50%
2020	0.95%	to	2.60%	1,008,647	31.26	to	22.75	30,231,833	0.23%	11.74%	to	9.88%
2019	0.95%	to	2.60%	1,078,437	27.98	to	20.70	28,912,968	2.03%	22.56%	to	20.52%
2018	0.95%	to	2.60%	1,134,440	22.83	to	17.18	24,790,914	1.43%	-9.73%	to	-11.24%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)
2022	0.95%	to	2.20%	966,213	15.73	to	12.06	14,370,469	0.00%	-13.03%	to	-14.12%
2021	0.95%	to	2.50%	1,103,963	18.09	to	13.21	18,938,684	0.22%	1.77%	to	0.18%
2020	0.95%	to	2.60%	1,261,149	17.77	to	12.93	21,320,396	0.10%	5.70%	to	3.94%
2019	0.95%	to	2.60%	1,335,817	16.81	to	12.44	21,486,140	2.10%	8.49%	to	6.69%
2018	0.95%	to	2.60%	1,493,771	15.50	to	11.66	22,178,195	1.91%	-2.74%	to	-4.37%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)
2022	0.95%	to	2.60%	3,813,418	22.88	to	16.10	83,077,740	0.00%	-17.34%	to	-18.72%
2021	0.95%	to	2.60%	4,340,198	24.72	to	19.81	114,727,965	0.19%	9.28%	to	7.45%
2020	0.95%	to	2.60%	4,870,080	25.34	to	18.44	117,949,556	0.14%	9.30%	to	7.48%
2019	0.95%	to	2.60%	5,375,488	23.18	to	17.15	119,301,025	2.08%	16.63%	to	14.68%
2018	0.95%	to	2.60%	6,278,878	17.75	to	14.96	119,690,689	1.75%	-6.58%	to	-8.15%
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII (GVIX8)
2022	0.95%	to	1.70%	355,440	12.19	to	10.74	4,220,244	3.51%	-15.41%	to	-16.05%
2021	0.95%	to	1.70%	377,505	14.41	to	12.79	5,308,647	2.60%	9.30%	to	8.47%
2020	0.95%	to	1.70%	392,843	13.18	to	11.79	5,054,841	2.34%	6.11%	to	5.31%
2019	0.95%	to	1.70%	348,435	12.42	to	11.20	4,228,137	3.05%	20.05%	to	19.14%
2018	0.95%	to	1.65%	353,292	10.35	to	9.46	3,578,579	2.19%	-14.95%	to	-15.55%
Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I (HIBF)
2022	0.95%	to	1.95%	704,635	27.40	to	19.16	18,248,997	5.29%	-12.77%	to	-13.65%
2021	0.95%	to	1.95%	796,592	31.41	to	22.19	23,688,129	4.66%	3.97%	to	2.92%
2020	0.95%	to	2.20%	848,750	30.21	to	20.40	24,328,246	5.04%	5.01%	to	3.68%
2019	0.95%	to	2.20%	1,035,501	28.77	to	19.68	28,321,633	5.63%	13.65%	to	12.22%
2018	0.95%	to	2.20%	1,151,452	25.32	to	17.54	27,734,800	5.47%	-3.93%	to	-5.14%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II (IDPG2)
2022	0.95%	to	1.20%	42,739	13.22	to	12.90	559,868	0.00%	-15.96%	to	-16.18%
2021	0.95%	to	1.20%	38,490	15.73	to	15.39	600,113	0.18%	10.95%	to	10.67%
2020	0.95%	to	1.45%	43,769	14.18	to	13.64	614,682	0.12%	5.32%	to	4.79%
2019	0.95%	to	1.45%	42,633	13.47	to	13.02	569,166	2.20%	14.15%	to	13.58%
2018	0.95%	to	1.45%	42,061	11.80	to	11.46	492,570	1.75%	-6.95%	to	-7.42%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II (IDPGI2)
2022	0.95%	to	1.10%	3,995	12.06	to	11.89	47,926	0.00%	-14.98%	to	-15.11%
2021	0.95%	to	1.10%	3,922	14.19	to	14.01	55,380	0.19%	6.55%	to	6.39%
2020	0.95%	to	1.10%	3,855	13.32	to	13.16	51,123	0.12%	3.57%	to	3.41%
2019	0.95%	to	1.10%	4,415	12.86	to	12.73	56,600	2.10%	11.92%	to	11.76%
2018	0.95%	to	1.20%	4,799	11.49	to	11.33	54,979	1.99%	-6.53%	to	-6.76%

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I (MCIF)
2022	0.95%	to	2.25%	898,210	70.21	to	38.94	64,248,587	1.15%	-14.22%	to	-15.34%
2021	0.95%	to	2.25%	995,604	81.85	to	46.00	83,174,906	1.15%	23.08%	to	21.47%
2020	0.95%	to	2.25%	1,141,199	66.50	to	37.87	77,670,539	1.17%	12.04%	to	10.57%
2019	0.95%	to	2.25%	1,298,570	59.35	to	34.25	79,002,258	1.31%	24.46%	to	22.82%
2018	0.95%	to	2.25%	1,477,676	47.69	to	27.88	72,378,288	1.28%	-12.23%	to	-13.39%
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class II (MCIF2)
2022	1.50%	to	2.60%	245,286	8.78	to	8.62	2,142,596	0.99%	-14.85%	to	-15.80%
2021	1.50%	to	2.60%	259,482	10.31	to	10.24	2,670,205	1.04%	3.13%	to	2.36%	****
Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I (MSBF)
2022	0.95%	to	2.60%	1,059,957	23.18	to	15.39	23,592,431	3.56%	-3.22%	to	-4.83%
2021	0.95%	to	2.60%	1,159,295	23.95	to	16.18	26,668,339	5.50%	4.27%	to	2.50%
2020	0.95%	to	2.60%	1,226,969	22.97	to	15.78	27,068,991	3.34%	3.07%	to	1.35%
2019	0.95%	to	2.60%	1,403,248	22.29	to	15.57	30,127,666	4.79%	8.13%	to	6.33%
2018	0.95%	to	2.60%	1,565,384	20.61	to	14.64	31,173,731	2.67%	-3.28%	to	-4.90%
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II (NAMAA2)
2022	0.95%	to	1.60%	140,261	13.48	to	12.75	1,857,574	0.00%	-15.11%	to	-15.66%
2021	0.95%	to	1.60%	145,338	15.88	to	15.12	2,271,900	0.00%	11.64%	to	10.90%
2020	0.95%	to	1.65%	151,524	14.23	to	13.59	2,126,056	1.45%	6.07%	to	5.32%
2019	0.95%	to	1.60%	78,877	13.41	to	12.94	1,047,297	2.05%	17.84%	to	17.07%
2018	0.95%	to	1.40%	55,936	11.38	to	11.15	633,423	1.18%	-5.73%	to	-6.16%
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II (NAMGI2)
2022	0.95%	to	1.35%	18,391	16.62	to	16.06	302,766	0.00%	-16.21%	to	-16.55%
2021	0.95%	to	1.35%	16,299	19.84	to	19.25	320,048	0.19%	21.29%	to	20.80%
2020	0.95%	to	1.65%	16,242	16.36	to	15.62	261,352	1.28%	5.96%	to	5.22%
2019	0.95%	to	1.35%	10,602	15.43	to	15.10	162,693	1.03%	20.82%	to	20.34%
2018	0.95%	to	1.20%	23,875	12.77	to	12.63	302,752	1.12%	-3.51%	to	-3.75%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II (NCPG2)
2022	0.95%	to	1.35%	9,651	13.66	to	13.13	129,966	0.00%	-16.03%	to	-16.37%
2021	0.95%	to	1.35%	10,643	16.27	to	15.71	170,761	0.14%	14.32%	to	13.86%
2020	0.95%	to	1.35%	11,850	14.23	to	13.79	166,417	0.63%	6.34%	to	5.91%
2019	0.95%	to	1.35%	16,547	13.38	to	13.03	219,115	2.32%	14.32%	to	13.86%
2018	0.95%	to	1.35%	24,321	11.71	to	11.44	281,386	1.99%	-7.96%	to	-8.33%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II (NCPGI2)
2022	0.95%	to	1.20%	15,017	12.46	to	12.15	182,846	0.00%	-14.64%	to	-14.86%
2021	0.95%	to	1.20%	14,782	14.59	to	14.28	211,346	0.13%	9.03%	to	8.76%
2020	0.95%	to	1.20%	23,170	13.38	to	13.13	304,517	0.64%	4.04%	to	3.78%
2019	0.95%	to	1.20%	24,515	12.86	to	12.65	310,672	2.52%	12.77%	to	12.49%
2018	0.95%	to	1.20%	23,019	11.41	to	11.24	259,208	2.06%	-7.90%	to	-8.13%
Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class I (NVAMV1)
2022	0.95%	to	2.25%	2,525,730	41.94	to	35.01	103,589,675	1.17%	-2.07%	to	-3.35%
2021	0.95%	to	2.25%	2,809,070	42.82	to	36.23	117,794,275	1.43%	33.25%	to	10.49%
2020	0.95%	to	2.20%	2,514,238	32.14	to	27.71	79,240,437	1.58%	0.53%	to	-0.74%
2019	0.95%	to	2.20%	3,158,015	31.97	to	27.92	99,111,280	2.64%	25.75%	to	24.16%
2018	0.95%	to	2.20%	3,708,851	24.44	to	22.49	92,716,720	1.37%	-10.60%	to	-11.35%
Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class II (NVAMV2)
2022	1.50%	to	2.60%	28,574	37.94	to	32.55	1,036,408	1.03%	-2.77%	to	-3.86%
2021	1.50%	to	2.60%	30,105	39.03	to	33.85	1,125,599	0.96%	32.31%	to	30.83%
2020	1.50%	to	2.60%	38,728	29.50	to	25.87	1,094,507	1.10%	-0.13%	to	-1.24%
2019	1.50%	to	2.60%	60,234	29.53	to	26.20	1,707,962	2.50%	24.78%	to	23.39%
2018	1.50%	to	2.60%	66,460	23.67	to	21.23	1,516,447	1.22%	-10.84%	to	-11.84%
Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class X (NVAMVX)
2022	0.95%	to	2.20%	1,037,297	15.46	to	15.02	15,967,899	1.31%	-1.96%	to	-3.19%
2021	0.95%	to	2.20%	1,141,306	15.77	to	15.51	17,956,312	1.42%	33.43%	to	31.75%
2020	0.95%	to	2.20%	1,013,765	11.82	to	11.78	11,976,773	1.63%	18.21%	to	17.76%	****

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class Z (NVAMVZ)
2022	0.95%	to	2.60%	108,994	15.37	to	14.79	1,651,081	1.05%	-2.24%	to	-3.86%
2021	0.95%	to	2.60%	125,133	15.72	to	15.38	1,950,926	1.12%	33.08%	to	30.86%
2020	0.95%	to	2.60%	127,334	11.82	to	11.76	1,501,679	1.50%	18.16%	to	17.57%	****
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I (NVCBD1)
2022	0.95%	to	1.80%	674,580	12.75	to	11.32	8,364,530	2.64%	-15.50%	to	-16.18%
2021	0.95%	to	1.75%	545,726	15.09	to	13.51	8,000,425	1.92%	-2.01%	to	-2.76%
2020	0.95%	to	1.80%	588,994	15.40	to	13.84	8,826,581	2.92%	6.00%	to	5.12%
2019	0.95%	to	1.80%	459,396	14.53	to	13.14	6,478,987	3.67%	7.91%	to	6.98%
2018	0.95%	to	1.75%	395,995	13.46	to	12.35	5,206,338	3.20%	-1.37%	to	-2.17%
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II (NVCBD2)
2022	1.50%	to	2.50%	16,704	11.32	to	9.74	174,619	2.05%	-16.26%	to	-17.11%
2021	1.50%	to	2.50%	17,439	13.51	to	11.75	219,021	1.57%	-2.73%	to	-3.72%
2020	1.60%	to	2.50%	35,925	13.71	to	12.21	465,435	2.12%	5.06%	to	4.10%
2019	1.50%	to	2.50%	44,245	13.21	to	11.73	552,794	2.68%	7.07%	to	5.98%
2018	1.50%	to	2.50%	48,114	12.34	to	11.06	565,049	2.87%	-2.19%	to	-3.18%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II (NVCCA2)
2022	0.95%	to	1.45%	208,434	18.21	to	16.91	3,704,438	0.00%	-15.86%	to	-16.28%
2021	0.95%	to	1.65%	222,373	21.64	to	19.64	4,702,008	0.16%	14.66%	to	13.85%
2020	0.95%	to	1.65%	246,080	18.88	to	17.25	4,545,607	0.95%	10.41%	to	9.63%
2019	0.95%	to	1.35%	274,903	17.10	to	16.31	4,617,692	2.77%	19.10%	to	18.62%
2018	0.95%	to	1.65%	317,130	14.36	to	13.31	4,482,399	2.01%	-9.04%	to	-9.68%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II (NVCCN2)
2022	0.95%	to	1.65%	452,243	13.34	to	12.02	5,843,852	0.00%	-12.90%	to	-13.52%
2021	0.95%	to	1.65%	564,593	15.32	to	13.90	8,420,801	0.11%	3.39%	to	2.66%
2020	0.95%	to	1.65%	555,121	14.82	to	13.54	7,985,835	0.25%	6.57%	to	5.82%
2019	0.95%	to	1.65%	545,355	13.90	to	12.80	7,392,393	2.49%	9.62%	to	8.84%
2018	0.95%	to	1.65%	564,740	12.68	to	11.76	6,994,530	2.43%	-3.54%	to	-4.22%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II (NVCMA2)
2022	0.95%	to	1.65%	173,392	19.00	to	17.12	3,226,047	0.00%	-15.93%	to	-16.53%
2021	0.95%	to	1.90%	188,821	22.60	to	19.81	4,179,877	0.15%	16.94%	to	15.82%
2020	0.95%	to	1.90%	247,811	19.32	to	17.10	4,712,560	1.18%	11.19%	to	10.13%
2019	0.95%	to	1.90%	203,771	17.38	to	15.53	3,466,882	2.72%	21.07%	to	19.91%
2018	0.95%	to	1.90%	284,422	14.35	to	12.95	4,004,266	1.85%	-10.37%	to	-11.23%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II (NVCMC2)
2022	0.95%	to	1.85%	281,268	15.39	to	13.46	4,236,294	0.00%	-13.90%	to	-14.68%
2021	0.95%	to	1.85%	313,782	17.87	to	15.77	5,488,867	0.15%	7.99%	to	7.01%
2020	0.95%	to	1.85%	282,984	16.55	to	14.74	4,591,499	0.56%	8.02%	to	7.04%
2019	0.95%	to	1.85%	312,333	15.32	to	13.77	4,700,796	2.44%	13.22%	to	12.19%
2018	0.95%	to	1.85%	367,983	13.53	to	12.27	4,901,293	2.16%	-5.67%	to	-6.53%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II (NVCMD2)
2022	0.95%	to	1.45%	543,283	17.34	to	16.10	9,178,993	0.00%	-14.94%	to	-15.37%
2021	0.95%	to	1.55%	611,366	20.38	to	18.76	12,160,989	0.16%	12.39%	to	11.71%
2020	0.95%	to	1.55%	654,850	18.13	to	16.79	11,602,715	0.83%	9.64%	to	8.97%
2019	0.95%	to	1.80%	746,308	16.54	to	14.96	12,083,735	2.68%	17.02%	to	16.02%
2018	0.95%	to	1.80%	869,669	14.13	to	12.89	12,060,396	2.00%	-7.97%	to	-8.77%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II (NVCRA2)
2022	0.95%	to	1.65%	151,643	19.70	to	17.76	2,920,496	0.00%	-16.02%	to	-16.61%
2021	0.95%	to	1.65%	162,254	23.46	to	21.29	3,727,316	0.13%	18.96%	to	18.12%
2020	0.95%	to	1.40%	159,723	19.72	to	18.62	3,093,047	1.16%	11.49%	to	10.98%
2019	0.95%	to	2.25%	173,867	17.69	to	15.16	3,020,137	2.84%	22.78%	to	21.17%
2018	0.95%	to	2.25%	172,982	14.41	to	12.51	2,450,886	1.83%	-11.60%	to	-12.77%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II (NVCRB2)
2022	0.95%	to	1.80%	489,750	16.21	to	14.50	7,682,317	0.00%	-14.52%	to	-15.17%
2021	0.95%	to	1.70%	547,684	18.96	to	17.09	10,081,729	0.16%	9.94%	to	9.11%
2020	0.95%	to	1.80%	565,519	17.25	to	15.50	9,496,468	0.73%	8.64%	to	7.73%
2019	0.95%	to	1.80%	512,607	15.88	to	14.39	7,966,170	2.49%	15.08%	to	14.11%
2018	0.95%	to	1.90%	640,489	13.80	to	12.45	8,667,086	2.19%	-7.13%	to	-8.03%

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II (NVDBL2)
2022	0.95%	to	1.75%	292,839	19.14	to	17.13	5,474,473	0.00%	-15.80%	to	-16.48%
2021	0.95%	to	1.75%	347,682	22.73	to	20.51	7,720,422	0.19%	7.21%	to	6.35%
2020	0.95%	to	1.75%	435,016	21.20	to	19.28	9,037,292	0.13%	8.37%	to	7.49%
2019	0.95%	to	1.75%	435,680	19.56	to	17.94	8,381,245	2.22%	14.25%	to	13.32%
2018	0.95%	to	1.75%	452,785	17.12	to	15.83	7,620,757	1.86%	-5.76%	to	-6.52%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II (NVDCA2)
2022	0.95%	to	1.85%	100,104	23.90	to	21.10	2,343,942	0.00%	-18.35%	to	-19.09%
2021	0.95%	to	2.00%	109,507	29.27	to	25.57	3,140,538	0.17%	11.10%	to	9.92%
2020	0.95%	to	2.00%	120,226	26.34	to	23.26	3,109,447	0.15%	10.56%	to	9.39%
2019	0.95%	to	2.00%	77,258	23.83	to	21.27	1,808,711	2.08%	18.80%	to	17.54%
2018	0.95%	to	2.00%	83,562	20.06	to	18.09	1,649,543	1.70%	-7.36%	to	-8.35%
Nationwide Variable Insurance Trust - NVIT iShares Fixed Income ETF Fund: Class II (NVFIII)
2022	0.95%	to	1.20%	37,189	9.24	to	9.15	343,148	1.62%	-14.55%	to	-14.77%
2021	0.95%	to	1.20%	43,475	10.81	to	10.74	469,844	1.13%	-2.96%	to	-3.20%
2020	0.95%	to	1.40%	44,346	11.14	to	11.06	492,887	1.61%	6.11%	to	5.62%
2019	0.95%			9	10.50			94	0.14%	4.98%			****
Nationwide Variable Insurance Trust - NVIT iShares Global Equity ETF Fund: Class II (NVGEII)
2022	0.95%	to	1.60%	13,058	12.38	to	12.09	160,944	0.98%	-17.17%	to	-17.72%
2021	0.95%	to	1.60%	32,597	14.95	to	14.69	486,518	1.42%	20.71%	to	19.92%	****
Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class I (NVLCP1)
2022	0.95%	to	1.20%	102,874	8.56	to	8.54	879,701	2.51%	-14.31%	to	-14.51%
2021	0.95%	to	1.20%	138,976	9.99			1,388,371	1.76%	-0.10%			****
Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class II (NVLCP2)
2022	1.20%	to	1.70%	106,647	13.12	to	12.18	1,386,570	2.32%	-14.79%	to	-15.22%
2021	1.20%	to	1.70%	113,475	15.39	to	14.36	1,731,995	0.28%	-2.12%	to	-2.62%
2020	0.95%	to	1.70%	261,741	16.24	to	14.75	4,134,881	2.83%	8.00%	to	7.19%
2019	0.95%	to	1.65%	229,702	15.03	to	13.84	3,373,843	2.70%	8.55%	to	7.79%
2018	0.95%	to	1.60%	251,080	13.85	to	12.91	3,409,080	2.41%	-2.39%	to	-3.04%
Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class P (NVLCPP)
2022	0.95%	to	1.75%	1,015,700	8.48	to	8.39	8,598,428	2.35%	-14.42%	to	-15.11%
2021	0.95%	to	1.75%	1,215,293	9.89	to	9.88	12,034,363	3.51%	-0.94%	to	-1.16%	****
Nationwide Variable Insurance Trust - NVIT BlackRock Managed Global Allocation Fund: Class II (NVMGA2)
2022	0.95%	to	1.40%	13,390	12.12	to	11.76	160,906	0.00%	-15.65%	to	-16.03%
2021	0.95%	to	1.40%	12,825	14.37	to	14.01	182,506	3.28%	3.43%	to	2.96%
2020	0.95%	to	1.40%	12,961	13.90	to	13.60	178,485	2.91%	13.46%	to	12.94%
2019	0.95%	to	1.45%	12,856	12.25	to	12.02	156,313	0.53%	13.85%	to	13.28%
2018	0.95%	to	1.45%	15,243	10.76	to	10.61	163,162	0.82%	-9.35%	to	-9.81%
Nationwide Variable Insurance Trust - NVIT NS Partners International Focused Growth Fund: Class I (NVMIG1)
2022	0.95%	to	2.05%	1,027,398	21.71	to	18.64	21,865,524	0.00%	-38.52%	to	-39.20%
2021	0.95%	to	2.05%	1,080,220	35.31	to	30.65	37,440,827	0.37%	-2.03%	to	-3.11%
2020	0.95%	to	2.05%	1,200,292	36.04	to	31.63	42,518,700	0.99%	49.61%	to	47.95%
2019	0.95%	to	2.05%	1,338,588	24.09	to	21.38	31,720,849	1.23%	31.88%	to	30.42%
2018	0.95%	to	2.05%	1,555,405	18.26	to	16.39	27,984,946	1.07%	-17.26%	to	-18.18%
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X (NVMIVX)
2022	0.95%	to	2.20%	293,473	12.01	to	11.68	3,510,816	3.57%	-6.76%	to	-7.93%
2021	0.95%	to	2.20%	325,564	12.88	to	12.68	4,183,675	3.29%	9.53%	to	8.15%
2020	0.95%	to	2.20%	354,480	11.76	to	11.73	4,166,426	0.00%	17.59%	to	17.28%	****
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z (NVMIVZ)
2022	1.50%	to	2.60%	12,846	11.80	to	11.51	150,369	3.60%	-7.53%	to	-8.56%
2021	1.50%	to	2.60%	14,792	12.76	to	12.59	188,025	2.88%	8.63%	to	7.41%
2020	1.50%	to	2.60%	17,864	11.75	to	11.72	209,697	0.00%	17.46%	to	17.18%	****
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I (NVMLG1)
2022	0.95%	to	2.60%	584,999	38.82	to	30.34	21,734,649	5.19%	-13.32%	to	-14.76%
2021	0.95%	to	2.60%	620,678	42.30	to	35.60	26,638,679	0.00%	39.11%	to	36.80%
2020	0.95%	to	2.60%	690,833	32.19	to	26.02	21,368,060	0.00%	28.86%	to	26.71%
2019	0.95%	to	2.60%	841,394	24.98	to	20.54	20,310,052	3.97%	29.29%	to	27.14%
2018	0.95%	to	2.60%	960,789	19.32	to	16.15	17,994,847	0.30%	-4.00%	to	-5.61%

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II (NVMLG2)
2022	1.50%	to	2.60%	7,110	34.53	to	29.29	225,318	4.87%	-13.95%	to	-14.91%
2021	1.50%	to	2.60%	7,537	40.13	to	34.42	279,491	0.00%	37.78%	to	36.24%
2020	1.50%	to	2.60%	8,599	29.13	to	25.27	232,850	0.00%	27.97%	to	26.54%
2019	1.50%	to	2.60%	8,997	22.76	to	19.97	191,541	3.14%	28.27%	to	26.83%
2018	1.50%	to	2.60%	14,692	17.75	to	15.74	249,776	0.05%	-4.81%	to	-5.88%
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class II (NVMM2)
2022	0.95%	to	2.25%	1,866,431	10.00	to	9.86	18,650,764	1.56%	0.17%	to	-1.14%
2021	0.95%	to	1.55%	194,084	9.99	to	9.98	1,938,085	0.00%	-0.13%	to	-0.21%	****
Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class I (NVMMG1)
2022	0.95%	to	2.20%	2,160,111	23.24	to	19.29	49,149,893	0.00%	-38.20%	to	-38.98%
2021	0.95%	to	2.20%	2,328,839	35.53	to	31.62	85,882,412	0.12%	-5.62%	to	-6.80%
2020	0.95%	to	2.20%	2,605,531	39.85	to	33.93	101,939,031	0.00%	59.37%	to	57.36%
2019	0.95%	to	2.20%	2,932,841	25.00	to	21.56	72,069,131	0.00%	35.95%	to	34.23%
2018	0.95%	to	2.20%	3,298,578	17.57	to	16.06	59,718,891	0.00%	-8.10%	to	-8.91%
Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class II (NVMMG2)
2022	1.20%	to	2.10%	170,876	21.56	to	18.85	3,629,959	0.00%	-38.56%	to	-39.12%
2021	1.20%	to	2.10%	175,979	35.09	to	30.97	6,093,413	0.00%	-6.08%	to	-6.93%
2020	1.20%	to	2.10%	208,134	37.36	to	33.27	7,673,452	0.00%	58.57%	to	57.13%
2019	1.20%	to	2.10%	232,990	23.56	to	21.17	5,427,137	0.00%	35.20%	to	33.96%
2018	1.20%	to	2.10%	270,284	17.43	to	15.81	4,663,047	0.00%	-8.17%	to	-9.01%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)
2022	0.95%	to	2.20%	1,546,782	27.61	to	22.92	41,520,296	1.34%	-3.59%	to	-4.80%
2021	0.95%	to	2.20%	1,710,453	27.01	to	24.07	47,706,555	0.72%	22.82%	to	21.29%
2020	0.95%	to	2.20%	1,955,719	23.31	to	19.85	44,496,128	2.06%	-0.02%	to	-3.32%
2019	0.95%	to	2.20%	2,157,798	23.81	to	20.53	50,239,000	2.26%	22.67%	to	21.12%
2018	0.95%	to	2.20%	2,419,512	18.54	to	16.95	46,004,019	1.03%	-14.36%	to	-15.08%
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class I (NVNMO1)
2022	0.95%	to	2.05%	1,808,109	25.75	to	21.86	45,713,031	0.38%	-17.85%	to	-18.76%
2021	0.95%	to	2.20%	2,017,118	31.35	to	26.35	62,142,017	0.30%	25.40%	to	23.79%
2020	0.95%	to	2.20%	2,233,635	25.00	to	21.29	54,943,226	0.42%	12.47%	to	11.05%
2019	0.95%	to	2.20%	2,531,660	22.23	to	19.17	55,414,719	0.65%	26.86%	to	25.25%
2018	0.95%	to	2.20%	3,000,327	17.52	to	15.30	51,829,510	0.53%	-5.68%	to	-6.87%
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class II (NVNMO2)
2022	0.95%	to	1.35%	25,095	18.80	to	18.30	468,518	0.34%	-17.90%	to	-18.23%
2021	0.95%	to	1.35%	23,042	22.90	to	22.38	524,162	0.21%	25.22%	to	24.72%
2020	0.95%	to	1.35%	18,384	18.29	to	17.94	334,972	0.32%	12.32%	to	11.87%
2019	0.95%	to	1.35%	21,042	16.28	to	16.04	341,496	0.52%	26.87%	to	26.36%
2018	0.95%	to	1.40%	28,758	12.83	to	12.68	368,244	0.44%	-5.91%	to	-6.34%
Nationwide Variable Insurance Trust - NVIT BNY Mellon Sustainable U.S. Equity Fund: Class I (NVNSR1)
2022	0.95%	to	1.75%	77,729	24.77	to	22.00	1,869,907	0.48%	-23.65%	to	-24.26%
2021	0.95%	to	1.75%	84,809	32.45	to	29.04	2,679,824	0.33%	25.61%	to	24.59%
2020	0.95%	to	1.75%	98,065	25.83	to	23.31	2,475,130	0.75%	12.28%	to	31.18%
2019	0.95%	to	1.75%	120,773	23.01	to	20.93	2,717,752	0.83%	24.81%	to	23.80%
2018	0.95%	to	1.75%	134,206	18.43	to	16.91	2,425,159	0.55%	-6.69%	to	-7.45%
Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class I (NVOLG1)
2022	0.95%	to	2.20%	8,860,484	48.91	to	41.12	425,315,019	0.86%	-22.84%	to	-23.81%
2021	0.95%	to	2.20%	9,759,197	60.30	to	53.97	607,946,844	0.60%	29.00%	to	27.38%
2020	0.95%	to	2.20%	8,287,007	49.14	to	42.37	400,745,148	1.32%	17.77%	to	16.28%
2019	0.95%	to	2.20%	9,335,275	41.72	to	36.44	383,823,636	1.69%	36.31%	to	34.59%
2018	0.95%	to	2.20%	10,644,655	29.45	to	27.07	321,479,295	0.75%	-2.59%	to	-3.46%
Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class II (NVOLG2)
2022	1.50%	to	2.60%	153,169	43.80	to	37.57	6,431,371	0.63%	-23.43%	to	-24.28%
2021	1.50%	to	2.60%	160,487	57.20	to	49.61	8,829,993	0.46%	27.97%	to	26.54%
2020	1.50%	to	2.60%	135,690	44.70	to	39.21	5,873,576	1.07%	16.75%	to	15.45%
2019	1.50%	to	2.60%	166,560	38.28	to	33.96	6,187,514	1.48%	35.27%	to	33.76%
2018	1.50%	to	2.60%	188,414	28.30	to	25.39	5,191,832	0.48%	-3.03%	to	-4.12%

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I (NVRE1)
2022	0.95%	to	2.60%	2,173,675	18.46	to	14.43	39,199,597	1.48%	-29.20%	to	-30.38%
2021	0.95%	to	2.60%	2,447,781	26.08	to	20.73	62,445,662	1.06%	45.37%	to	42.94%
2020	0.95%	to	2.60%	2,724,636	17.94	to	14.50	47,911,467	1.49%	-0.06%	to	-7.85%
2019	0.95%	to	2.60%	3,099,421	19.15	to	15.74	58,246,990	1.67%	29.46%	to	27.30%
2018	0.95%	to	2.60%	3,510,999	14.79	to	12.36	51,023,054	1.79%	-4.84%	to	-6.44%
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II (NVSIX2)
2022	0.95%	to	1.55%	152,374	18.99	to	17.91	2,847,459	0.76%	-21.48%	to	-21.95%
2021	0.95%	to	1.55%	167,827	24.19	to	22.94	3,997,205	0.80%	13.12%	to	12.43%
2020	0.95%	to	1.95%	164,953	21.38	to	19.78	3,480,881	0.94%	18.18%	to	16.99%
2019	0.95%	to	1.55%	164,989	18.09	to	17.37	2,950,575	0.87%	23.77%	to	23.02%
2018	0.95%	to	1.60%	192,241	14.62	to	14.08	2,771,780	1.11%	-12.19%	to	-12.77%
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II (NVSTB2)
2022	0.95%	to	1.65%	440,290	10.50	to	9.47	4,512,153	1.86%	-6.56%	to	-7.22%
2021	0.95%	to	1.65%	586,630	11.24	to	10.20	6,450,138	1.13%	-1.53%	to	-2.23%
2020	0.95%	to	1.80%	504,853	11.42	to	10.25	5,649,102	1.79%	1.86%	to	0.99%
2019	0.95%	to	1.80%	452,268	11.21	to	10.15	4,979,014	2.17%	3.10%	to	2.23%
2018	0.95%	to	1.60%	486,503	10.87	to	10.13	5,222,068	1.93%	-0.14%	to	-0.80%
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I (NVTIV3)
2022	0.95%	to	1.75%	56,180	17.35	to	15.53	949,414	3.70%	-6.88%	to	-7.64%
2021	0.95%	to	1.75%	63,686	18.63	to	16.81	1,158,576	2.16%	9.35%	to	8.47%
2020	0.95%	to	1.75%	92,300	17.04	to	15.50	1,543,459	1.36%	4.18%	to	3.34%
2019	0.95%	to	1.75%	117,485	16.35	to	15.00	1,890,669	2.34%	11.42%	to	10.52%
2018	0.95%	to	1.75%	133,213	14.68	to	13.57	1,928,237	1.79%	-16.49%	to	-17.17%
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I (SAM)
2022	0.95%	to	2.60%	14,272,558	11.94	to	7.44	160,596,907	1.37%	0.34%	to	-1.33%
2021	0.95%	to	2.60%	11,240,377	11.90	to	7.54	126,515,334	0.00%	-0.92%	to	-2.60%
2020	0.95%	to	2.60%	11,874,602	12.01	to	7.74	135,446,851	0.23%	-0.01%	to	-2.36%
2019	0.95%	to	2.60%	11,955,053	12.10	to	7.92	136,512,897	1.36%	0.81%	to	-0.86%
2018	0.95%	to	2.60%	13,301,908	10.54	to	7.99	150,960,316	1.35%	-0.03%	to	-1.26%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I (SCF)
2022	0.95%	to	2.20%	985,202	63.34	to	48.52	66,875,806	0.44%	-19.54%	to	-20.55%
2021	0.95%	to	2.20%	1,065,106	78.72	to	61.07	89,879,594	0.00%	29.60%	to	27.96%
2020	0.95%	to	2.20%	1,188,365	60.74	to	47.73	77,363,089	0.02%	21.52%	to	19.99%
2019	0.95%	to	2.20%	1,336,070	49.98	to	39.78	71,743,724	0.07%	24.45%	to	22.88%
2018	0.95%	to	2.20%	1,520,562	40.16	to	32.37	65,751,264	0.01%	-13.47%	to	-14.57%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II (SCF2)
2022	1.50%	to	2.60%	21,423	37.64	to	29.84	746,576	0.29%	-20.20%	to	-21.09%
2021	1.50%	to	2.60%	22,556	47.17	to	37.82	989,299	0.00%	28.55%	to	27.12%
2020	1.50%	to	2.60%	29,447	36.69	to	29.75	1,008,409	0.02%	20.52%	to	19.18%
2019	1.50%	to	2.60%	30,782	30.44	to	24.96	877,797	0.00%	23.47%	to	22.09%
2018	1.50%	to	2.60%	34,162	24.65	to	20.45	789,349	0.00%	-14.15%	to	-15.11%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I (SCGF)
2022	0.95%	to	2.20%	430,055	40.14	to	29.72	16,529,431	0.00%	-31.03%	to	-31.90%
2021	0.95%	to	2.20%	465,915	58.20	to	43.64	25,985,962	0.00%	9.25%	to	7.88%
2020	0.95%	to	2.20%	527,266	53.27	to	40.46	26,969,410	0.00%	39.55%	to	37.79%
2019	0.95%	to	2.20%	614,712	38.17	to	29.36	22,555,236	0.00%	34.42%	to	32.73%
2018	0.95%	to	2.20%	675,853	28.40	to	22.12	18,491,334	0.00%	-8.82%	to	-9.98%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II (SCGF2)
2022	1.50%	to	2.60%	7,895	24.91	to	19.75	183,896	0.00%	-31.55%	to	-32.31%
2021	1.50%	to	2.60%	8,671	36.39	to	29.18	296,188	0.00%	8.39%	to	7.18%
2020	1.50%	to	2.60%	9,227	33.57	to	27.22	291,940	0.00%	38.41%	to	36.86%
2019	1.50%	to	2.60%	14,853	24.26	to	19.89	330,057	0.00%	33.35%	to	31.86%
2018	1.50%	to	2.60%	15,327	18.19	to	15.09	256,748	0.00%	-9.60%	to	-10.62%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)
2022	0.95%	to	2.15%	858,196	59.28	to	43.73	56,518,677	0.33%	-13.74%	to	-14.78%
2021	0.95%	to	2.20%	945,980	68.72	to	50.73	72,396,256	0.00%	30.80%	to	29.14%
2020	0.95%	to	2.20%	1,056,848	52.54	to	39.28	62,074,065	0.07%	4.15%	to	2.84%
2019	0.95%	to	2.20%	1,180,588	50.45	to	38.20	66,691,422	1.07%	17.87%	to	16.38%
2018	0.95%	to	2.20%	1,309,626	42.80	to	32.82	62,847,900	0.67%	-17.75%	to	-18.79%

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II (SCVF2)
2022	1.50%	to	2.60%	12,004	29.71	to	23.55	321,715	0.11%	-14.46%	to	-15.42%
2021	1.50%	to	2.60%	14,579	34.73	to	27.85	461,453	0.00%	29.61%	to	28.16%
2020	1.50%	to	2.60%	18,174	26.80	to	21.73	450,679	0.00%	3.38%	to	2.22%
2019	1.50%	to	2.60%	21,703	25.92	to	21.26	524,688	0.87%	16.91%	to	15.61%
2018	1.50%	to	2.60%	22,912	22.17	to	18.39	475,772	0.40%	-18.37%	to	-19.29%
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I (TRF)
2022	0.95%	to	2.20%	2,172,678	40.91	to	23.64	86,808,048	1.14%	-9.31%	to	-10.45%
2021	0.95%	to	2.20%	2,410,217	40.84	to	26.40	106,253,890	0.75%	20.74%	to	19.20%
2020	0.95%	to	2.20%	2,786,736	37.36	to	22.14	101,912,372	1.12%	9.31%	to	7.93%
2019	0.95%	to	2.20%	3,123,713	34.18	to	20.52	104,601,831	1.18%	28.08%	to	26.46%
2018	0.95%	to	2.20%	3,494,760	24.46	to	16.22	91,392,188	1.05%	-1.35%	to	-2.22%
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II (TRF2)
2022	1.50%	to	2.60%	7,318	31.96	to	25.34	215,825	0.77%	-10.03%	to	-11.03%
2021	1.50%	to	2.60%	10,285	35.53	to	28.49	333,590	0.51%	19.75%	to	18.42%
2020	1.50%	to	2.60%	13,569	29.67	to	24.06	367,269	0.93%	8.40%	to	7.19%
2019	1.60%	to	2.60%	13,365	26.88	to	22.44	332,866	0.89%	26.96%	to	25.67%
2018	1.50%	to	2.60%	14,833	21.53	to	17.86	295,023	0.80%	-1.78%	to	-2.88%
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: I Class Shares (AMCG)
2022	1.60%	to	1.75%	3,315	49.57	to	34.30	119,006	0.00%	-29.87%	to	-29.98%
2021	1.60%	to	1.75%	5,749	70.69	to	48.99	296,302	0.00%	11.18%	to	11.01%
2020	1.60%	to	1.75%	5,897	63.58	to	44.13	275,070	0.00%	37.74%	to	37.53%
2019	1.60%	to	1.75%	6,127	46.16	to	32.08	208,939	0.00%	30.62%	to	30.42%
2018	1.60%	to	1.75%	8,543	35.34	to	24.60	232,178	0.00%	-7.91%	to	-8.05%
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: S Class Shares (AMMCGS)
2022	0.95%	to	2.20%	42,415	16.14	to	14.74	667,824	0.00%	-29.50%	to	-30.39%
2021	0.95%	to	2.20%	63,736	22.90	to	21.18	1,431,677	0.00%	11.65%	to	10.24%
2020	0.95%	to	2.20%	78,069	20.51	to	19.21	1,575,618	0.00%	38.38%	to	36.64%
2019	0.95%	to	2.60%	82,842	14.82	to	13.82	1,206,237	0.00%	31.22%	to	29.04%
2018	0.95%	to	2.60%	92,202	11.29	to	10.71	1,026,422	0.00%	-7.45%	to	-9.00%
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares (AMSRS)
2022	0.95%	to	1.80%	144,334	36.81	to	31.35	5,175,745	0.44%	-19.23%	to	-19.92%
2021	0.95%	to	1.80%	153,577	45.58	to	39.14	6,826,693	0.38%	22.30%	to	21.26%
2020	0.95%	to	1.80%	198,854	37.27	to	32.28	7,018,168	0.58%	18.43%	to	17.41%
2019	0.95%	to	1.90%	262,960	31.47	to	27.06	7,889,866	0.42%	24.69%	to	23.49%
2018	0.95%	to	1.90%	267,678	25.24	to	21.91	6,632,966	0.47%	-6.63%	to	-7.53%
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares (AMTB)
2022	0.95%	to	2.20%	825,113	10.85	to	8.46	8,600,095	3.70%	-6.08%	to	-7.27%
2021	0.95%	to	2.20%	892,456	11.56	to	9.12	9,942,525	2.68%	-0.22%	to	-1.48%
2020	0.95%	to	2.20%	837,201	11.58	to	9.25	9,364,663	2.33%	2.47%	to	1.18%
2019	0.95%	to	2.20%	923,764	11.30	to	9.15	10,106,530	1.95%	2.70%	to	1.41%
2018	0.95%	to	2.20%	1,024,396	11.01	to	9.02	10,928,303	1.51%	0.06%	to	-1.21%
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class (PMVAAD)
2022	0.95%	to	1.65%	189,290	13.20	to	12.23	2,460,915	7.50%	-12.70%	to	-13.32%
2021	0.95%	to	1.65%	205,097	15.12	to	14.11	3,059,421	11.02%	14.94%	to	14.13%
2020	0.95%	to	1.55%	222,352	13.15	to	12.48	2,891,604	4.79%	6.88%	to	6.24%
2019	0.95%	to	1.60%	300,408	12.30	to	11.70	3,656,075	2.79%	10.68%	to	9.96%
2018	0.95%	to	1.60%	337,730	11.12	to	10.64	3,720,786	2.96%	-6.35%	to	-6.97%
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class (PMVEBD)
2022	0.95%	to	1.75%	67,863	10.42	to	9.71	699,076	4.71%	-16.60%	to	-17.27%
2021	0.95%	to	1.75%	79,721	12.50	to	11.74	984,022	4.39%	-3.57%	to	-4.35%
2020	0.95%	to	1.75%	91,169	12.96	to	12.28	1,166,995	4.51%	5.57%	to	4.71%
2019	0.95%	to	1.75%	109,559	12.28	to	11.72	1,332,135	4.33%	13.56%	to	12.65%
2018	0.95%	to	1.75%	106,272	10.81	to	10.41	1,139,181	3.97%	-5.73%	to	-6.50%
PIMCO Variable Insurance Trust - International Bond Portfolio (unhedged): Advisor Class (PMVFAD)
2022	0.95%	to	1.50%	71,045	10.10	to	9.36	701,527	1.44%	-19.83%	to	-20.28%
2021	0.95%	to	1.60%	102,808	12.60	to	11.59	1,266,911	5.66%	-8.49%	to	-9.09%
2020	0.95%	to	1.60%	110,796	13.77	to	12.75	1,496,718	5.32%	9.61%	to	8.89%
2019	0.95%	to	1.70%	118,837	12.56	to	11.59	1,461,108	1.91%	5.90%	to	5.10%
2018	0.95%	to	1.70%	147,867	11.86	to	11.02	1,722,508	4.43%	-4.99%	to	-5.71%

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class (PMVLAD)
2022	0.95%	to	2.05%	1,455,224	11.24	to	9.65	15,929,053	1.57%	-6.74%	to	-7.77%
2021	0.95%	to	2.05%	1,547,082	12.05	to	10.46	18,188,455	0.42%	-1.97%	to	-3.05%
2020	0.95%	to	2.05%	1,851,307	12.30	to	10.79	22,237,291	1.05%	1.91%	to	0.78%
2019	0.95%	to	2.05%	1,515,634	12.06	to	10.71	17,914,209	2.67%	2.94%	to	1.79%
2018	0.95%	to	2.05%	1,751,005	11.72	to	10.52	20,154,916	1.80%	-0.72%	to	-1.83%
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class (PMVRRA)
2022	0.95%	to	1.25%	42,464	15.26	to	14.51	632,488	6.95%	-12.70%	to	-13.01%
2021	0.95%	to	1.25%	38,595	17.48	to	16.68	659,373	4.92%	4.55%	to	4.32%
2020	0.95%	to	1.25%	37,482	16.72	to	15.99	612,914	1.43%	0.11%	to	0.10%
2019	0.95%	to	1.25%	37,055	15.11	to	14.50	548,688	69.79%	0.07%
2018	0.95%	to	1.25%	39,494	14.06	to	13.54	544,951	2.47%	-3.17%	to	-3.42%
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class (PMVSTA)
2022	0.95%	to	1.80%	429,733	10.38	to	9.80	4,410,761	1.49%	-1.21%	to	-2.06%
2021	0.95%	to	1.80%	397,752	10.50	to	10.00	4,138,681	1.02%	-1.10%	to	-1.95%
2020	0.95%	to	1.80%	388,304	10.62	to	10.20	4,090,765	1.13%	1.17%	to	0.30%
2019	0.95%	to	1.80%	386,679	10.50	to	10.17	4,034,738	2.39%	1.72%	to	0.85%
2018	0.95%	to	1.60%	374,983	10.32	to	10.14	3,852,765	2.16%	0.46%	to	-0.20%
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class (PMVTRA)
2020	0.95%	to	1.30%	69,089	18.74	to	17.80	1,269,169	0.00%	0.08%	to	0.07%
2019	0.95%	to	1.30%	51,913	17.41	to	16.60	885,286	0.00%	0.07%
2018	0.95%	to	1.30%	73,075	16.22	to	15.52	1,162,419	2.54%	-1.52%	to	-1.83%
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class (PMVTRD)
2020	0.95%	to	1.75%	941,525	12.95	to	11.97	12,045,041	2.01%	7.50%	to	6.63%
2019	0.95%	to	1.75%	960,670	12.04	to	11.23	11,442,868	2.90%	7.22%	to	6.35%
2018	0.95%	to	1.75%	1,002,626	11.23	to	10.56	11,157,892	2.43%	-1.58%	to	-2.38%
Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB (PVEIB)
2022	0.95%	to	1.40%	113,363	15.65	to	15.46	1,772,043	1.24%	-4.05%	to	-4.48%
2021	0.95%	to	1.55%	58,227	16.31	to	16.14	949,929	0.81%	26.09%	to	25.33%
2020	0.95%	to	1.15%	1,611	12.93	to	12.92	20,822	0.72%	29.33%	to	29.16%
Putnam Variable Trust - Putnam VT International Value Fund: Class IB (PVIGIB)
2022	0.95%	to	1.40%	51,791	14.22	to	14.05	736,190	1.34%	-7.69%	to	-8.11%
2021	0.95%	to	1.25%	21,997	15.41	to	15.33	338,509	1.18%	13.85%	to	13.50%
2020	0.95%	to	1.15%	3,042	13.54	to	13.52	41,133	0.00%	35.36%	to	35.17%	****
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB (PVTIGB)
2022	0.95%	to	1.35%	19,336	12.40	to	12.07	237,224	1.52%	-15.58%	to	-15.92%
2021	0.95%	to	1.35%	7,686	14.69	to	14.36	112,011	1.37%	7.79%	to	7.35%
2020	0.95%	to	1.35%	8,080	13.63	to	13.37	109,956	1.54%	11.03%	to	10.58%
2019	0.95%	to	1.35%	1,550	12.27	to	12.09	18,961	1.41%	23.96%	to	23.46%
2018	0.95%	to	1.20%	1,610	9.90	to	9.83	15,911	1.72%	-19.89%	to	-20.09%
Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class (ROCMC)
2022	0.95%	to	1.25%	13,344	18.90	to	17.97	244,633	0.00%	-23.17%	to	-23.40%
2021	0.95%	to	1.25%	16,609	24.60	to	23.46	396,966	0.00%	28.80%	to	28.34%
2020	0.95%	to	1.25%	17,494	19.10	to	18.28	325,436	0.00%	0.23%	to	0.22%
2019	0.95%	to	1.25%	21,828	15.58	to	14.95	331,778	0.00%	0.18%
2018	0.95%	to	1.25%	25,056	13.16	to	12.67	322,248	0.00%	-9.92%	to	-10.14%
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II (TRHS2)
2022	0.95%	to	2.60%	535,695	56.86	to	45.97	29,847,528	0.00%	-13.52%	to	-14.95%
2021	0.95%	to	2.60%	631,492	65.74	to	54.05	40,765,240	0.00%	11.76%	to	9.90%
2020	0.95%	to	2.60%	701,633	58.83	to	49.18	40,579,930	0.00%	28.04%	to	25.91%
2019	0.95%	to	2.60%	791,675	45.94	to	39.06	35,809,330	0.00%	27.41%	to	25.29%
2018	0.95%	to	2.60%	913,505	36.06	to	31.18	32,486,509	0.00%	-0.11%	to	-1.78%
VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class (VWEM)
2022	0.95%	to	2.25%	231,588	25.97	to	16.63	7,490,413	0.28%	-25.09%	to	-26.07%
2021	0.95%	to	2.25%	265,493	34.66	to	22.49	11,536,217	0.90%	-12.72%	to	-13.85%
2020	0.95%	to	2.25%	292,090	39.71	to	26.11	14,347,464	2.03%	16.14%	to	14.61%
2019	0.95%	to	2.25%	321,418	34.19	to	22.78	13,804,224	0.49%	29.36%	to	27.66%
2018	0.95%	to	2.25%	364,458	26.43	to	17.85	12,140,723	0.32%	-24.22%	to	-25.22%

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
VanEck VIP Trust - VanEck VIP Global Resources Fund: Initial Class (VWHA)
2022	0.95%	to	2.60%	141,524	27.74	to	25.40	4,575,665	1.62%	7.37%	to	5.58%
2021	0.95%	to	2.60%	159,196	25.84	to	24.06	4,797,281	0.43%	17.78%	to	15.83%
2020	0.95%	to	2.60%	186,575	21.94	to	20.77	4,739,713	0.93%	17.98%	to	16.02%
2019	0.95%	to	2.60%	230,192	18.59	to	17.90	4,884,028	0.00%	10.81%	to	8.96%
2018	0.95%	to	2.60%	279,530	16.78	to	16.43	5,434,656	0.00%	-28.96%	to	-30.15%
VanEck VIP Trust - VanEck VIP Global Resources Fund: Class S (VWHAS)
2022	0.95%	to	2.20%	724,806	8.88	to	7.75	6,327,075	1.41%	7.10%	to	5.75%
2021	0.95%	to	2.20%	611,414	8.29	to	7.33	4,993,014	0.31%	17.55%	to	16.07%
2020	0.95%	to	2.20%	576,458	7.05	to	6.31	4,013,640	0.79%	17.70%	to	16.21%
2019	0.95%	to	2.20%	646,381	5.99	to	5.43	3,833,804	0.00%	10.49%	to	9.09%
2018	0.95%	to	2.20%	592,731	5.42	to	4.98	3,182,257	0.00%	-29.11%	to	-30.01%
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A (VRVDRA)
2022	0.95%	to	1.40%	40,451	11.20	to	11.02	450,466	0.81%	-26.79%	to	-27.12%
2021	0.95%	to	1.40%	71,136	15.30	to	15.12	1,085,199	1.06%	45.02%	to	44.37%
2020	0.95%	to	1.15%	13,816	10.55	to	10.52	145,674	1.25%	-2.48%	to	-2.68%
2019	0.95%	to	1.20%	9,856	10.82	to	10.80	106,605	3.14%	8.20%	to	8.02%	****

*

This represents the annual contract expense rate or range of annual contract expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

**

This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

***

This represents the total return or range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option was initially added and funded during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.

****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.

NATIONWIDE LIFE INSURANCE COMPANY

FOR THE YEAR ENDED DECEMBER 31, 2022

Independent Auditors’ Report

Audit Committee of the Board of Directors

Nationwide Life Insurance Company:

Opinions

We have audited the financial statements of Nationwide Life Insurance Company (the Company), which comprise the statutory statements of admitted assets, liabilities, capital and surplus as of December 31, 2022 and 2021, and the related statutory statements of operations, changes in capital and surplus, and cash flow for each of the years in the three-year period ended December 31, 2022, and the related notes to the statutory financial statements (financial statements).

Unmodified Opinion on Statutory Basis of Accounting

In our opinion, the accompanying financial statements present fairly, in all material respects, the admitted assets, liabilities, and capital and surplus of the Company as of December 31, 2022 and 2021, and the results of its operations and its cash flow for each of the years in the three-year period ended December 31, 2022, in accordance with accounting practices prescribed or permitted by the Ohio Department of Insurance (Department) described in Note 2.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles section of our report, the statutory financial statements do not present fairly, in accordance with U.S. generally accepted accounting principles, the financial position of the Company as of December 31, 2022 and 2021, or the results of its operations or its cash flows for each of the years in the three-year period ended December 31, 2022.

Basis for Opinions

We conducted our audits in accordance with auditing standards generally accepted in the United States of America (GAAS). Our responsibilities under those standards are further described in the Auditors’ Responsibilities for the Audit of the Financial Statements section of our report. We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audits. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 2 to the financial statements, the financial statements are prepared by the Company using accounting practices prescribed or permitted by the Department, which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, the financial statements are not intended to be presented in accordance with U.S. generally accepted accounting principles. The effects on the financial statements of the variances between the statutory accounting practices and U.S. generally accepted accounting principles are also described in Note 2.

Responsibilities of Management for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with accounting practices prescribed or permitted by the Department. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

In preparing the financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date that the financial statements are issued.

Auditors’ Responsibilities for the Audit of the Financial Statements

Our objectives are to obtain reasonable assurance about whether the financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditors’ report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the financial statements.

In performing an audit in accordance with GAAS, we:

●	Exercise professional judgment and maintain professional skepticism throughout the audit.

●

Identify and assess the risks of material misstatement of the financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.

●

Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, no such opinion is expressed.

●

Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the financial statements.

●

Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control related matters that we identified during the audit.

Supplementary Information

Our audits were conducted for the purpose of forming an opinion on the financial statements as a whole. The supplementary information included in the Schedule I Summary of Investments - Other Than Investments in Related Parties, Schedule III Supplementary Insurance Information, Schedule IV Reinsurance, and Schedule V Valuation and Qualifying Accounts is presented for purposes of additional analysis and is not a required part of the financial statements but is supplementary information required by the Securities and Exchange Commission’s Regulation S-X. Such information is the responsibility of management and was derived from and relates directly to the underlying accounting and other records used to prepare the financial statements. The information has been subjected to the auditing procedures applied in the audits of the financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the financial statements or to the financial statements themselves, and other additional procedures in accordance with GAAS. In our opinion, the information is fairly stated in all material respects in relation to the financial statements as a whole.

/s/ KPMG LLP

Columbus, Ohio

March 17, 2023

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus

	December 31,
(in millions, except share amounts)	2022	2021

Admitted assets
Invested assets
Bonds	$40,208	$37,931
Stocks	3,700	3,016
Mortgage loans, net of allowance	8,363	8,185
Policy loans	933	913
Derivative assets	143	64
Cash, cash equivalents and short-term investments	1,621	636
Securities lending collateral assets	232	170
Other invested assets	1,848	1,225
Total invested assets	$57,048	$52,140
Accrued investment income	585	577
Deferred federal income tax assets, net	589	618
Other assets	378	125
Separate account assets	102,808	125,372
Total admitted assets	$161,408	$178,832

Liabilities, capital and surplus
Liabilities
Future policy benefits and claims	$45,482	$42,499
Policyholders dividend accumulation	398	414
Asset valuation reserve	707	610
Payable for securities	323	113
Securities lending payable	232	171
Funds held under coinsurance	1,608	1,052
Other liabilities	1,253	1,131
Accrued transfers from separate accounts	(1,598)	(1,621)
Separate account liabilities	102,808	125,372
Total liabilities	$151,213	$169,741

Capital and surplus
Capital shares ($1 par value; authorized - 5,000,000 shares, issued and outstanding - 3,814,779 shares)	$4	$4
Surplus notes	1,100	1,100
Additional paid-in capital	2,308	1,998
Unassigned surplus	6,783	5,989
Total capital and surplus	$10,195	$9,091
Total liabilities, capital and surplus	$161,408	$178,832

See accompanying notes to statutory financial statements.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Statutory Statements of Operations

	Years ended December 31,
(in millions)	2022	2021	2020

Revenues
Premiums and annuity considerations	$14,535	$12,664	$10,637
Net investment income	2,019	2,231	2,107
Other revenues	2,346	2,455	2,372
Total revenues	$18,900	$17,350	$15,116

Benefits and expenses
Benefits to policyholders and beneficiaries	$15,963	$16,884	$15,013
Increase in reserves for future policy benefits and claims	2,525	807	1,627
Net transfers from separate accounts	(1,635)	(3,002)	(3,544)
Commissions	810	858	646
Reserve adjustment on reinsurance assumed	(161)	(151)	(172)
Other expenses	564	469	480
Total benefits and expenses	$18,066	$15,865	$14,050

Income before federal income tax expense (benefit) and net realized capital gains (losses) on investments	$834	$1,485	$1,066
Federal income tax expense (benefit)	100	(9)	4

Income before net realized capital gains (losses) on investments	$734	$1,494	$1,062
Net realized capital gains (losses) on investments, net of federal income tax expense (benefit) of $3, $59 and $(26) in 2022, 2021 and 2020, respectively, and excluding $(103), $15 and $(4) of net realized capital (losses) gains transferred to the interest maintenance reserve in 2022, 2021 and 2020, respectively	240	(683)	(575)
Net income	$974	$811	$487
See accompanying notes to statutory financial statements.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Statutory Statements of Changes in Capital and Surplus

(in millions)	Capital shares	Surplus notes	Additional paid-in capital	Unassigned surplus	Capital and surplus
Balance as of December 31, 2019	$4	$1,100	$1,998	$5,720	$8,822

Change in reserve on account of change in valuation basis	-	-	-	78	78
Cumulative effect of change in accounting principle	-	-	-	5	5
Balance as of January 1, 2020	$4	$1,100	$1,998	$5,803	$8,905

Net income	-	-	-	487	487
Change in asset valuation reserve	-	-	-	13	13
Change in deferred income taxes	-	-	-	41	41
Change in net unrealized capital gains and losses, net of tax (benefit) of $(3)	-	-	-	(313)	(313)
Change in nonadmitted assets	-	-	-	(21)	(21)
Other, net	-	-	-	(7)	(7)
Balance as of December 31, 2020	$4	$1,100	$1,998	$6,003	$9,105

Change in reserve on account of change in valuation basis	-	-	-	2	2
Cumulative effect of change in accounting principle	-	-	-	6	6
Balance as of January 1, 2021	$4	$1,100	$1,998	$6,011	$9,113

Net income	-	-	-	811	811
Change in asset valuation reserve	-	-	-	(144)	(144)
Change in deferred income taxes	-	-	-	50	50
Change in net unrealized capital gains and losses, net of tax expense of $30	-	-	-	(142)	(142)
Change in nonadmitted assets	-	-	-	(47)	(47)
Dividends paid to Nationwide Financial Services, Inc.	-	-	-	(550)	(550)
Balance as of December 31, 2021	$4	$1,100	$1,998	$5,989	$9,091

Correction of error (see Note 2)	-	-	-	(39)	(39)
Balance as of January 1, 2022	$4	$1,100	$1,998	$5,950	$9,052

Net income	-	-	-	974	974
Change in asset valuation reserve	-	-	-	(97)	(97)
Change in deferred income taxes	-	-	-	28	28
Change in net unrealized capital gains and losses, net of tax expense of $37	-	-	-	(40)	(40)
Change in nonadmitted assets	-	-	-	(33)	(33)
Capital contribution from Nationwide Financial Services, Inc.	-	-	310	-	310
Other, net	-	-	-	1	1
Balance as of December 31, 2022	$4	$1,100	$2,308	$6,783	$10,195

See accompanying notes to statutory financial statements.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Statutory Statements of Cash Flow

	Years ended December 31,
(in millions)	2022	2021	2020

Cash flows from operating activities:
Premiums collected, net of reinsurance	$14,545	$12,661	$10,648
Net investment income	2,064	2,404	2,034
Other revenue	3,178	2,367	2,664
Policy benefits and claims paid	(15,962)	(16,735)	(14,886)
Commissions, operating expenses and taxes, other than federal income tax paid	(1,275)	(1,122)	(885)
Net transfers from separate accounts	1,658	2,871	3,620
Policyholders’ dividends paid	(30)	(36)	(38)
Federal income taxes (paid) recovered	(261)	121	121
Net cash provided by operating activities	$3,917	$2,531	$3,278

Cash flows from investing activities:
Proceeds from investments sold, matured or repaid:
Bonds	$3,444	$6,953	$3,404
Stocks	19	127	37
Mortgage loans	1,139	1,053	640
Derivative assets	431	-	-
Other assets	641	279	905
Total investment proceeds	$5,674	$8,412	$4,986
Cost of investments acquired:
Bonds	$(6,024)	$(7,744)	$(5,527)
Stocks	(901)	(538)	(517)
Mortgage loans	(1,305)	(1,441)	(769)
Derivative assets	-	(589)	(580)
Other assets	(1,057)	(594)	(837)
Total investments acquired	$(9,287)	$(10,906)	$(8,230)
Net (increase) decrease in policy loans	(19)	(25)	15
Net cash used in investing activities	$(3,632)	$(2,519)	$(3,229)

Cash flows from financing activities and miscellaneous sources:
Capital contributions from Nationwide Financial Services, Inc.	$310	-	-
Dividend paid to Nationwide Financials Services, Inc.	-	(550)	-
Net change in deposits on deposit-type contract funds and other insurance liabilities	391	517	160
Net change in short-term debt	-	-	(200)
Other cash (used) provided	(1)	196	(104)
Net cash provided by (used in) financing activities and miscellaneous	$700	$163	$(144)

Net increase (decrease) in cash, cash equivalents and short-term investments	$985	$175	$(95)
Cash, cash equivalents and short-term investments at beginning of year	636	461	556
Cash, cash equivalents and short-term investments at end of year	$1,621	$636	$461
Supplemental disclosure of non-cash activities:
Exchange of bond investments	$349	$277	$799

See accompanying notes to statutory financial statements.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

(1)	Nature of Operations

Nationwide Life Insurance Company (“NLIC” or “the Company”) is an Ohio domiciled stock life insurance company. The Company is a member of the Nationwide group of companies (“Nationwide”), which is comprised of Nationwide Mutual Insurance Company (“NMIC”) and all of its subsidiaries and affiliates.

All of the outstanding shares of NLIC’s common stock are owned by Nationwide Financial Services, Inc. (“NFS”), a holding company formed by Nationwide Corporation, a majority-owned subsidiary of NMIC.

The Company is a leading provider of long-term savings and retirement products in the United States of America (“U.S.”). The Company develops and sells a wide range of products and services, which include fixed and variable individual annuities, private and public sector group retirement plans, life insurance, investment advisory services, pension risk transfer (“PRT”) contracts and other investment products. The Company is licensed to conduct business in all fifty states, the District of Columbia, Guam, Puerto Rico and the U.S. Virgin Islands.

The Company sells its products through a diverse distribution network. Unaffiliated entities that sell the Company’s products to their own customer bases include independent broker-dealers, financial institutions, wirehouses and regional firms, pension plan administrators, life insurance agencies, life insurance specialists and registered investment advisors. Representatives of affiliates that market products directly to a customer base include Nationwide Retirement Solutions, Inc., Nationwide Securities, LLC and Nationwide Financial General Agency, Inc. The Company believes its broad range of competitive products, strong distributor relationships and diverse distribution network position it to compete effectively under various economic conditions.

Wholly-owned subsidiaries of NLIC as of December 31, 2022 include Nationwide Life and Annuity Insurance Company (“NLAIC”) and its wholly-owned subsidiaries, Olentangy Reinsurance, LLC (“Olentangy”) and Nationwide SBL, LLC (“NWSBL”), Jefferson National Financial Corporation (“JNF”) and its wholly-owned subsidiary, Jefferson National Life Insurance Company (“JNL”), and its wholly-owned subsidiary, Jefferson National Life Insurance Company of New York (“JNLNY”), Eagle Captive Reinsurance, LLC (“Eagle”), Nationwide Investment Services Corporation (“NISC”) and Nationwide Investment Advisors, LLC (“NIA”). NLAIC primarily offers individual annuity contracts including fixed annuity contracts, group annuity contracts including PRT contacts, universal life insurance, variable universal life insurance, term life insurance and corporate-owned life insurance on a non-participating basis. Olentangy is a Vermont domiciled special purpose financial insurance company. NWSBL offers a securities-based lending product and is an Ohio limited liability company and nonadmitted subsidiary. JNF is a distributor of tax-advantaged investing solutions for registered investment advisors, fee-based advisors and the clients they serve. JNL and JNLNY are licensed to underwrite both fixed and variable annuity products. Eagle is an Ohio domiciled special purpose financial captive insurance company. NISC is a registered broker-dealer. NIA is a registered investment advisor.

The Company is subject to regulation by the insurance departments of states in which it is domiciled and/or transacts business and undergoes periodic examinations by those departments.

As of December 31, 2022 and 2021, the Company did not have a significant concentration of financial instruments in a single investee, industry or geographic region. Also, the Company did not have a concentration of business transactions with a particular customer, lender, distribution source, market or geographic region in which a single event could cause a severe impact on the Company’s financial position after considering insurance risk that has been transferred to external reinsurers.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

(2)	Summary of Significant Accounting Policies

Use of Estimates

The preparation of the statutory financial statements requires the Company to make estimates and assumptions that affect the amounts reported in the statutory financial statements and accompanying notes. Significant estimates include certain investment and derivative valuations and future policy benefits and claims. Actual results could differ significantly from those estimates.

Basis of Presentation

Effective January 1, 2022, Harleysville Life Insurance Company (“HLIC”), an Ohio domiciled stock life insurance company and subsidiary of NMIC that offers universal and traditional life insurance, disability income insurance and fixed annuity contracts on a non-participating basis, completed a merger agreement with NLAIC. Pursuant to the merger agreement, which was deemed a statutory merger, the operations of HLIC were merged with and into NLAIC, with NLAIC continuing as the surviving entity. All shares of HLIC were cancelled and the outstanding surplus balance was merged into NLAIC’s additional paid-in capital and unassigned surplus. There was not a material impact on the Company’s surplus as a result of the merger.

The statutory financial statements of the Company are presented on the basis of accounting practices prescribed or permitted by the Ohio Department of Insurance (“the Department”). Prescribed statutory accounting practices are those practices incorporated directly or by reference in state laws, regulations and general administrative rules applicable to all insurance enterprises domiciled in a particular state. Permitted statutory accounting practices include practices not prescribed by the domiciliary state but allowed by the domiciliary state regulatory authority.

Effective January 1, 2021, NLIC and NLAIC elected to apply a prescribed practice promulgated under Ohio Administrative Code Section 3901-1-67 (“OAC 3901-1-67”) to its derivative instruments hedging indexed products and indexed annuity reserve liabilities in order to better align the measurement of indexed product reserves and the derivatives that hedge them. Under OAC 3901-1-67, derivative instruments are carried at amortized cost with the initial hedge cost amortized over the term and asset payoffs realized at the end of the term being reported through net investment income, rather than the derivative instruments being carried at fair value with asset payoffs realized over the term through net realized capital gains and losses. Additionally, the cash surrender value reserves for indexed annuity products only reflect index interest credits at the end of the crediting term as compared to partial index interest credits accumulating throughout the crediting term in increase in reserves for future policy benefits and claims.

The Company’s subsidiary, Eagle, applies one prescribed practice with multiple applications as provided under the State of Ohio’s captive law, which values assumed guaranteed minimum death benefits (“GMDB”) and guaranteed lifetime withdrawal benefits (“GLWB”) risks on variable annuity contracts from NLIC and GLWB risks on fixed indexed annuity contracts from NLIC and NLAIC using an alternative reserving basis from the Statutory Accounting Principles detailed within the National Association of Insurance Commissioners (“NAIC”) Accounting Practices and Procedures manual (“NAIC SAP”) pursuant to Ohio Revised Code Chapter 3964 and approved by the Department.

Olentangy was granted a permitted practice from the State of Vermont allowing Olentangy to carry the assets placed into a trust account by Union Hamilton Reinsurance Ltd. (“UHRL”) on its statutory statements of admitted assets, liabilities and surplus at net admitted asset value for certain universal life and term life insurance policies.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

If the prescribed or permitted practices were not applied, the Company’s risk-based capital would continue to be above regulatory action levels. A reconciliation of the Company’s net income between NAIC SAP and prescribed and permitted practices is shown below:

(in millions)	SSAP #	F/S Page	State of domicile	December 31,
				2022	2021	2020

Net Income
Statutory Net Income			OH	$974	$811	$487
State Prescribed Practice:
OAC 3901-1-67:
Derivative instruments	86	4	OH	(43)	9	-
Reserves for indexed annuities	51	4	OH	15	(20)	-
Tax impact	101	4	OH	6	3	-

NAIC SAP				$952	$803	$487

A reconciliation of the Company’s capital and surplus between NAIC SAP and prescribed and permitted practices is shown below:

(in millions)	SSAP #	F/S Page	State of domicile	As of December 31,
				2022	2021

Surplus
Statutory Capital and Surplus			OH	$10,195	$9,091
State Prescribed Practice:
OAC 3901-1-67:
Derivative instruments	86	2,4	OH	(30)	13
Reserves for indexed annuities	51	3,4	OH	(7)	(22)
Tax impact	101	2,4	OH	8	2
Subsidiary Valuation - NLAIC	51,86,101	2	OH	(232)	274
Subsidiary valuation - Eagle: NLIC risks ceded	51	2	OH	1,071	791
Subsidiary valuation - Eagle: NLAIC risks ceded	51	2	OH	(953)	(810)
State Permitted Practice:
Subsidiary valuation - Olentangy	20	2	VT	(67)	(67)

NAIC SAP				$9,985	$9,272

Statutory accounting practices vary in some respects from U.S. generally accepted accounting principles (“GAAP”), including the following practices:

Financial Statements

●	Statutory financial statements are prepared using language and groupings substantially the same as the annual statements of the Company filed with the NAIC and state regulatory authorities;

●

assets must be included in the statutory statements of admitted assets, liabilities, capital and surplus at net admitted asset value and nonadmitted assets are excluded through a charge to capital and surplus;

●

an asset valuation reserve (“AVR”) is established in accordance with the NAIC Annual Statement Instructions for Life and Accident and Health Insurance Companies and is reported as a liability, and changes in the AVR are reported directly in capital and surplus;

●

an interest maintenance reserve (“IMR”) is established in accordance with the NAIC Annual Statement Instructions for Life and Accident and Health Insurance Companies and is reported as a liability, and the amortization of the IMR is reported as revenue;

●	the expense allowance associated with statutory reserving practices for investment contracts held in the separate accounts is reported in the general account as a negative liability;

●	accounting for contingencies requires recording a liability at the midpoint of a range of estimated possible outcomes when no better estimate in the range exists;

●	surplus notes are accounted for as a component of capital and surplus;

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

●	costs related to successful policy acquisitions are charged to operations in the year incurred;

●	negative cash balances are reported as negative assets;

●	certain income and expense items are charged or credited directly to capital and surplus;

●	amounts on deposit in internal qualified cash pools are reported as cash equivalents;

●	the statutory statements of cash flows are presented on the basis prescribed by the NAIC; and

●	the statutory financial statements do not include accumulated other comprehensive income.

Future Policy Benefits and Claims

●	Deposits to universal life contracts, investment contracts and limited payment contracts are included in revenue; and

●	future policy benefit reserves are based on statutory requirements.

Reinsurance Ceded

●	Certain assets and liabilities are reported net of ceded reinsurance balances; and

●	provision is made for amounts receivable and outstanding for more than 90 days through a charge to capital and surplus.

Investments

●	Investments in bonds are generally stated at amortized cost, except those with an NAIC designation of “6”, which are stated at the lower of amortized cost or fair value;

●	investments in preferred stocks are generally stated at amortized cost, except those with an NAIC designation of “4” through “6”, which are stated at the lower of amortized cost or fair value;

●	other-than-temporary impairments on bonds, excluding loan-backed and structured securities, are measured based on fair value and are not reversible;

●	the proportional amortized cost method is utilized to determine the liquidation value of Low-Income Housing Tax Credit Funds (“Tax Credit Funds”);

●

admitted subsidiary, controlled and affiliated entities are not consolidated; rather, those investments are generally carried at audited statutory capital and surplus or GAAP equity, as appropriate, and are recorded as an equity investment in stocks or other invested assets;

●

equity in earnings of subsidiary companies is recognized directly in capital and surplus as net unrealized capital gains or losses, while dividends from unconsolidated companies are recorded in operations as net investment income;

●

undistributed earnings and valuation adjustments from investments in joint ventures, partnerships and limited liability companies are recognized directly in capital and surplus as net unrealized capital gains or losses;

●	changes in non-specific mortgage loan reserves are measured under an incurred loss model and are recorded directly in capital and surplus as net unrealized capital gains or losses; and

●	gains on sales of investments between affiliated companies representing economic transactions are deferred at the parent level until the related assets are paid down or an external sale occurs.

Separate Accounts

●	Assets and liabilities of guaranteed separate accounts are reported as separate account assets and separate account liabilities, respectively.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

Derivative Instruments

●	Derivatives used in effective hedging transactions are valued in a manner consistent with the hedged asset or liability;

●

With the exception of derivatives applying the prescribed practice under OAC 3901-1-67, unrealized gains and losses on derivatives that are not considered to be effective hedges are charged to capital and surplus;

●	interest earned on derivatives is charged to net investment income; and

●	embedded derivatives are not separated from the host contract and accounted for separately as a derivative instrument.

Goodwill

●	Goodwill is limited to 10% of the prior reporting period’s adjusted statutory surplus, with any goodwill in excess of this limitation nonadmitted through a charge to surplus; and

●	goodwill is amortized and charged to surplus.

Federal Income Taxes

●

Changes in deferred federal income taxes are recognized directly in capital and surplus with limitations on the amount of deferred tax assets that can be reflected as an admitted asset (15% of capital and surplus); and

●	uncertain tax positions are subject to a “more likely than not” standard for federal and foreign income tax loss contingencies only.

Nonadmitted Assets

●

In addition to the nonadmitted assets described above, certain other assets are nonadmitted and charged directly to capital and surplus. These include prepaid assets, certain software, disallowed IMR and other receivables outstanding for more than 90 days.

The financial information included herein is prepared and presented in accordance with SAP prescribed or permitted by the Department. Certain differences exist between SAP and GAAP, which are presumed to be material.

Revenues and Benefits

Life insurance premiums are recognized as revenue over the premium paying period of the related policies when due. Annuity considerations are recognized as revenue when received. Health insurance premiums are earned ratably over the terms of the related insurance and reinsurance contracts or policies. Policy benefits and claims that are expensed include interest credited to policy account balances, benefits and claims incurred in the period in excess of related policy reserves and other changes in future policy benefits.

Future Policy Benefits and Claims

Future policy benefits for traditional products are based on statutory mortality and interest requirements without consideration of withdrawals. The principal statutory mortality tables and interest assumptions used on policies in force are the 1958 Commissioner’s Standard Ordinary (“CSO”) table at interest rates of 2.5%, 3.0%, 3.5%, 4.0% and 4.5%, the 1941 CSO table at an interest rate of 2.5%, the 1980 CSO table at interest rates of 4.0%, 4.5%, 5.0% and 5.5%, the 2001 CSO table at an interest rate of 4.0% and 3.5% and the 2017 CSO table at an interest rate of 3.5% and 4.5%. Beginning January 1, 2020, the Company has applied principles-based reserving to all new individual life business. For business subject to principles-based reserving, additional reserves may be held where the deterministic and/or stochastic reserves are in excess of net premium reserves, as defined by Valuation Manual 20, Requirements for Principle-Based Reserves for Life Products (“VM-20”).

Future policy benefits for universal life and variable universal life contracts have been calculated based on participants’ contributions plus interest credited on any funds in the fixed account less applicable contract charges. These policies have been adjusted for possible future surrender charges in accordance with the Commissioner’s Reserve Valuation Method (“CRVM”). For business subject to principles-based reserving, the Company has calculated reserves under VM-20.

Future policy benefits for annuity products have been established based on contract term, interest rates and various contract provisions. Individual deferred annuity contracts issued in 1990 and after have been adjusted for possible future surrender charges in accordance with the Commissioner’s Annuity Reserve Valuation Method (“CARVM”).

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

Future policy benefits for PRT contracts have been established in accordance with the CRVM. Statutory reserves for PRT business written during or after 2020 are calculated as the present value of future benefit payments, using the prescribed 1994 Group Annuity Mortality (“GAM”) table along with the AA projection mortality improvement scale and prescribed valuation rates as specified in Chapter 22 of the Valuation Manual. For the PRT business written before 2020, the statutory reserves are calculated using prescribed GAM tables and valuation interest rates that vary by issue year, as specified in the Standard Valuation Law.

Prior to 2020, the Company calculated its reserves for variable annuity products with guaranteed minimum death, accumulation and withdrawal benefits and other contracts involving guaranteed benefits similar to those offered with variable annuities under the standard scenario of Actuarial Guideline XLIII “CARVM for Variable Annuities”, which exceeded the stochastic 70th percentile Conditional Tail Expectations scenario. Effective January 1, 2020, the Company changed its reserve valuation basis for variable annuities due to changes to Valuation Manual 21, Requirements for Principle-Based Reserves for Variable Annuities (“VM-21”) and as a result, the Company calculated its reserves using a stochastic reserve, which is floored at the cash surrender value.

The aggregate reserves for individual accident and health policies consist of active life reserves, disabled life reserves and unearned premium reserves. The active life reserves for disability income are reserved for on the net level basis, at a 3.0% interest rate, using either the 1964 Commissioner’s Disability Table (for policies issued prior to 1982) or the 1985 Commissioner’s Individual Disability Table A (for policies issued after 1981). The active life reserves for major medical insurance (both scheduled and unscheduled benefits) are based on the benefit ratio method for policies issued after 1981.

The active life reserves for accident and health policies are reserved for on the net level basis, at a 3.0% interest rate, using either the 1956 Inter-Company Hospital-Surgical tables, the 1974 Medical Expense tables or the 1959 Accidental Death Benefits table.

The disabled life reserves for accident and health policies are calculated using the 1985 Commissioner’s Individual Disability Table A at a 3.0% interest rate. Unearned premium reserves are based on the actual gross premiums and actual days.

The aggregate reserves for group accident and health and franchise accident and health policies consist of disabled life reserves and unearned premium reserves. Reserves for benefits payable on disabled life claims are based on the 2012 Group Long-Term Disability Valuation Table, at varying interest rates of 2.75% - 6.0%, for group policies and the 1987 Commissioner’s Group Disability Table, at varying interest rates of 2.75% - 10.25%, for franchise policies.

Future policy benefits and claims for group long-term disability policies are the present value (discounted between 2.75% and 6.00%) of amounts not yet due on reported claims and an estimate of amounts to be paid on incurred but unreported claims. Future policy benefits and claims on other group health policies are not discounted.

The Company issues fixed and floating rate funding agreements to the Federal Home Loan Bank of Cincinnati (“FHLB”). The liabilities for such funding agreements are treated as annuities under Ohio law for life insurance companies and recorded in future policy benefits and claims. Refer to Note 9 for additional details.

Separate Accounts

Separate account assets represent contractholders’ funds that have been legally segregated into accounts with specific investment objectives. Separate account assets are primarily recorded at fair value, with the value of separate account liabilities set to equal the fair value of separate account assets. Separate account assets are primarily comprised of public, privately-registered and non-registered mutual funds, whose fair value is primarily based on the funds’ net asset value. Other separate account assets are recorded at fair value based on the methodology that is applicable to the underlying assets. In limited circumstances, other separate account assets are recorded at book value when the policyholder does not participate in the underlying portfolio experience.

Separate account liabilities, in conjunction with accrued transfers from separate accounts, represent contractholders’ funds adjusted for possible future surrender charges in accordance with the CARVM and the CRVM, respectively. The difference between full account value and CARVM/CRVM is reflected in accrued transfers to/from separate accounts, as prescribed by the NAIC, in the statutory statements of admitted assets, liabilities, capital and surplus. The annual change in the difference between full account value and CARVM/CRVM and its applicable federal income tax is reflected in the statutory statements of operations as part of the net transfers to/from separate accounts and federal income tax, respectively.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

Retained Assets

The Company does not retain beneficiary assets. During a death benefit claim, the death benefit settlement method is payment to the beneficiary in the form of a check or electronic funds transfer.

Investments

Bonds and stocks of unaffiliated companies. Bonds are generally stated at amortized cost, except those with an NAIC designation of “6”, which are stated at the lower of amortized cost or fair value. Preferred stocks are generally stated at amortized cost, except those with an NAIC designation of “4” through “6”, which are stated at the lower of amortized cost or fair value. Common stocks are stated at fair value. Changes in the fair value of bonds and stocks stated at fair value are charged to capital and surplus.

Loan-backed and structured securities, which are included in bonds in the statutory financial statements, are stated in a manner consistent with the bond guidelines, but with additional consideration given to the special valuation rules implemented by the NAIC applicable to residential mortgage-backed securities that are not backed by U.S. government agencies, commercial mortgage-backed securities and certain other structured securities. Under these guidelines, an initial and adjusted NAIC designation is determined for each security. The initial NAIC designation, which takes into consideration the security’s amortized cost relative to an NAIC-prescribed valuation matrix, is used to determine the reporting basis (i.e., amortized cost or lower of amortized cost or fair value).

Interest income is recognized when earned, while dividends are recognized when declared. The Company nonadmits investment income due and accrued when amounts are over 90 days past due.

For investments in loan-backed and structured securities, the Company recognizes income and amortizes discounts and premiums using the effective-yield method based on prepayment assumptions, generally obtained using a model provided by a third-party vendor, and the estimated economic life of the securities. When actual prepayments differ significantly from estimated prepayments, the effective-yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income in the period the estimates are revised. All other investment income is recorded using the effective-yield method without anticipating the impact of prepayments.

Purchases and sales of bonds and stocks are recorded on the trade date, with the exception of private placement bonds, which are recorded on the funding date. Realized gains and losses are determined on a specific identification method on the trade date.

Independent pricing services are most often utilized, and compared to pricing from additional sources when available, to determine the fair value of bonds and stocks for which market quotations or quotations on comparable securities or models are used. For these bonds and stocks, the Company obtains the pricing services’ methodologies and classifies the investments accordingly in the fair value hierarchy.

A corporate pricing matrix is used in valuing certain corporate bonds. The corporate pricing matrix was developed using publicly available spreads for certain privately-placed corporate bonds with varying weighted average lives and credit quality ratings. The weighted average life and credit quality rating of a particular bond to be priced using the corporate pricing matrix are important inputs into the model and are used to determine a corresponding spread that is added to the appropriate U.S. Treasury yield to create an estimated market yield for that bond. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular bond.

Non-binding broker quotes are also utilized to determine the fair value of certain bonds when deemed appropriate or when valuations are not available from independent pricing services or a corporate pricing matrix. These bonds are classified with the lowest priority in the fair value hierarchy as only one broker quote is ordinarily obtained, the investment is not traded on an exchange, the pricing is not available to other entities and/or the transaction volume in the same or similar investments has decreased. Inputs used in the development of prices are not provided to the Company by the brokers as the brokers often do not provide the necessary transparency into their quotes and methodologies. At least annually, the Company performs reviews and tests to ensure that quotes are a reasonable estimate of the investments’ fair value. Price movements of broker quotes are subject to validation and require approval from the Company’s management. Management uses its knowledge of the investment and current market conditions to determine if the price is indicative of the investment’s fair value.

For all bonds, the Company considers its ability and intent to hold the security for a period of time sufficient to allow for the anticipated recovery in value, the expected recovery of principal and interest and the extent to which the fair value has been less than amortized cost. If the decline in fair value to below amortized cost is determined to be other-than-temporary, a realized loss is recorded equal to the difference between the amortized cost of the investment and its fair value.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

The Company periodically reviews loan-backed and structured securities in an unrealized loss position by comparing the present value of cash flows, including estimated prepayments, expected to be collected from the security to the amortized cost basis of the security. If the present value of cash flows expected to be collected, discounted at the security’s effective interest rate, is less than the amortized cost basis of the security, the impairment is considered other-than-temporary and a realized loss is recorded.

All other bonds in an unrealized loss position are periodically reviewed to determine if a decline in fair value to below amortized cost is other-than-temporary. Factors considered during this review include timing and amount of expected cash flows, ability of the issuer to meet its obligations, financial condition and future prospects of the issuer, amount and quality of any underlying collateral and current economic and industry conditions that may impact an issuer.

Stocks may experience other-than-temporary impairment based on the prospects for full recovery in value in a reasonable period of time and the Company’s ability and intent to hold the stock to recovery. If a stock is determined to be other-than-temporarily impaired, a realized loss is recorded equal to the difference between the cost basis of the investment and its fair value.

Investments in subsidiaries. The investment in the Company’s wholly-owned insurance subsidiaries, NLAIC and Eagle, are carried using the equity method of accounting applicable to U.S. insurance subsidiary, controlled and affiliated (“SCA”) entities. This requires the investment to be recorded based on the value of its underlying audited statutory surplus. Furthermore, the equity method of accounting would be discontinued if the investment is reduced to zero, unless the Company has guaranteed obligations of the subsidiary or otherwise committed to provide further financial support. In accordance with the “look through” provisions of Statements of Statutory Accounting Principles (“SSAP”) No. 97, Investments in Subsidiary, Controlled and Affiliated Entities, the valuation of JNF, an unaudited downstream noninsurance holding company, is based on the individual audited SCA entities owned by the holding company. Additionally, all non-affiliated liabilities, commitments, contingencies, guarantees or obligations of the holding company are reflected in the determination of the carrying value of the investments. The Company’s investment in NISC and NIA, wholly-owned non-insurance subsidiaries, are carried using the equity method of accounting applicable to U.S. non-insurance subsidiary, controlled and affiliated entities. This requires the investment to be recorded based on its underlying audited GAAP equity. Investments in NLAIC, JNF and NISC are included in stocks, and the investment in Eagle is included in other invested assets on the statutory statements of admitted assets, liabilities, capital and surplus.

Mortgage loans, net of allowance. The Company holds commercial mortgage loans that are collateralized by properties throughout the U.S. Mortgage loans are held at unpaid principal balance adjusted for premiums and discounts, less a valuation allowance. The Company also holds commercial mortgage loans of these property types that are under development. Mortgage loans under development are collateralized by the borrower’s common stock.

As part of the underwriting process, specific guidelines are followed to ensure the initial quality of a new mortgage loan. Third-party appraisals are obtained to support loaned amounts as the loans are collateral dependent or guaranteed.

The collectability and value of a mortgage loan is based on the ability of the borrower to repay and/or the value of the underlying collateral. Many of the Company’s mortgage loans are structured with balloon payment maturities, exposing the Company to risks associated with the borrowers’ ability to make the balloon payment or refinance the property. Loans are considered delinquent when contractual payments are 90 days past due.

Mortgage loans require a loan-specific reserve when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When management determines that a loan requires a loan-specific reserve, a provision for loss is established equal to the difference between the carrying value and the fair value of the collateral less costs to sell. Loan-specific reserve charges are recorded in net realized capital gains and losses. In the event a loan-specific reserve charge is reversed, the recovery is also recorded in net realized capital gains and losses.

In addition to the loan-specific reserves, the Company maintains a non-specific reserve based primarily on loan surveillance categories and property type classes, which reflects management’s best estimates of probable credit losses inherent in the portfolio of loans without specific reserves as of the date of the statutory statements of admitted assets, liabilities, capital and surplus. Management’s periodic evaluation of the adequacy of the non-specific reserve is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect a group of borrowers’ ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors. Non-specific reserve changes are recorded directly in capital and surplus as net unrealized capital gains and losses.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

Management evaluates the credit quality of individual mortgage loans and the portfolio as a whole through a number of loan quality measurements, including, but not limited to, loan-to-value (“LTV”) and debt service coverage (“DSC”) ratios. The LTV ratio is calculated as a ratio of the amortized cost of a loan to the estimated value of the underlying collateral. DSC is the amount of cash flow generated by the underlying collateral of the mortgage loan available to meet periodic interest and principal payments of the loan. These loan quality measurements contribute to management’s assessment of relative credit risk in the mortgage loan portfolio. Based on underwriting criteria and ongoing assessment of the properties’ performance, management believes the amounts, net of valuation allowance, are collectible. This process identifies the risk profile and potential for loss individually and in the aggregate for the commercial mortgage loan portfolios. These factors are updated and evaluated at least annually. Due to the nature of the collateral underlying mortgage loans under development, these loans are not evaluated using the LTV and DSC ratios described above.

Interest income on performing mortgage loans is recognized in net investment income over the life of the loan using the effective-yield method. Loans in default or in the process of foreclosure are placed on non-accrual status. Interest received on non-accrual status mortgage loans is included in net investment income in the period received. Loans are restored to accrual status when the principal and interest is current and it is determined the future principal and interest payments are probable or the loan is modified.

Policy loans. Policy loans, which are collateralized by the related insurance policy, are held at the outstanding principal balance and do not exceed the net cash surrender value of the policy. As such, no valuation allowance for policy loans is required.

Cash and cash equivalents. Cash and cash equivalents include highly liquid investments with original maturities of less than three months and amounts on deposit in internal qualified cash pools. The Company and various affiliates maintain agreements with Nationwide Cash Management Company (“NCMC”), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants in the internal qualified cash pool.

Short-term investments. Short-term investments consist primarily of government agency discount notes with maturities of twelve months or less at acquisition. Short-term investments also include outstanding promissory notes with initial maturity dates of one-year or less with certain affiliates. The Company carries short-term investments at amortized cost, which approximates fair value.

Securities Lending. The Company has entered into securities lending agreements with a custodial bank whereby eligible securities are loaned to third parties, primarily major brokerage firms. These transactions are used to generate additional income in the securities portfolio. The Company is entitled to receive from the borrower any payments of interest and dividends received on loaned securities during the loan term. The agreements require a minimum of 102% of the fair value of the loaned securities to be held as collateral. Cash collateral is invested by the custodial bank in investment-grade securities, which are included in the total invested assets of the Company. Periodically, the Company may receive non-cash collateral, which would be recorded off-balance sheet. The Company recognizes loaned securities in bonds. A securities lending payable is recorded for the amount of cash collateral received. If the fair value of the collateral received (cash and/or securities) is less than the fair value of the securities loaned, the shortfall is nonadmitted. Net income received from securities lending activities is included in net investment income. Because the borrower or the Company may terminate a securities lending transaction at any time, if loans are terminated in advance of the reinvested collateral asset maturities, the Company would repay its securities lending obligations from operating cash flows or the proceeds of sales from its investment portfolio, which includes significant liquid securities.

Other invested assets. Other invested assets consist primarily of alternative investments in private equity funds, private debt funds, tax credit funds, real estate partnerships and the investment in Eagle. Except for investments in certain tax credit funds, these investments are recorded using the equity method of accounting. Changes in carrying value as a result of the equity method are reflected as net unrealized capital gains and losses as a direct adjustment to capital and surplus. Gains and losses are generally recognized through income at the time of disposal or when operating distributions are received. Partnership interests in tax credit funds are held at amortized cost with amortization charged to net investment income over the period in which the tax benefits, primarily credits, are earned. Tax credits are recorded as an offset to tax expense in the period utilized.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

The Company sold $2.9 billion, $2.6 billion and $2.3 billion in Tax Credit Funds to unrelated third parties with outstanding guarantees as of December 31, 2022, 2021 and 2020, respectively. The Company guarantees after-tax benefits to the third-party investors through periods ending in 2039. These guarantees are in effect for periods of approximately 15 years each. The Tax Credit Funds provide a stream of tax benefits to the investors that will generate a yield and return of capital. If the tax benefits are not sufficient to provide these cumulative after-tax yields, the Company must fund any shortfall. The maximum amount of undiscounted future payments that the Company could be required to pay the investors under the terms of the guarantees is $1.7 billion, but the Company does not anticipate making any material payments related to the guarantees. The Company’s risks are mitigated in the following ways: (1) the Company has the right to buyout the equity related to the guarantee under certain circumstances, (2) the Company may replace underperforming properties to mitigate exposure to guarantee payments, (3) the Company oversees the asset management of the deals and (4) changes in tax laws are explicitly excluded from the Company’s guarantees of after-tax benefits.

Derivative Instruments

The Company uses derivative instruments to manage exposures and mitigate risks primarily associated with interest rates, equity markets and foreign currency. These derivative instruments primarily include interest rate swaps, cross-currency swaps, futures and options.

Derivative instruments used in hedging transactions considered to be effective hedges are reported in a manner consistent with the hedged items. With the exception of derivatives applying the prescribed practice under OAC 3901-1-67, derivative instruments used in hedging transactions that do not meet or no longer meet the criteria of an effective hedge are accounted for at fair value with changes in fair value recorded in capital and surplus as unrealized gains or losses.

The fair value of derivative instruments is determined using various valuation techniques relying predominantly on observable market inputs and internal models. These inputs include interest rate swap curves, credit spreads, interest rates, counterparty credit risk, equity volatility and equity index levels.

The Company’s derivative transaction counterparties are generally financial institutions. To reduce the credit risk associated with open contracts, the Company enters into master netting agreements which permit the closeout and netting of transactions with the same counterparty upon the occurrence of certain events. In addition, the Company attempts to reduce credit risk by obtaining collateral from counterparties. The determination of the need for and the levels of collateral vary based on an assessment of the credit risk of the counterparty. The Company accepts collateral in the forms of cash and marketable securities. Non-cash collateral received is recorded off-balance sheet.

Cash flows and payment accruals on derivatives are recorded in net investment income.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources while unobservable inputs reflect the Company’s view of market assumptions in the absence of observable market information. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. In determining fair value, the Company uses various methods, including market, income and cost approaches.

The Company categorizes its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Company categorizes assets and liabilities held at fair value in the statutory statements of admitted assets, liabilities, capital and surplus as follows:

Level 1. Unadjusted quoted prices accessible in active markets for identical assets or liabilities at the measurement date and mutual funds where the value per share (unit) is determined and published daily and is the basis for current transactions.

Level 2. Unadjusted quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. Primary inputs to this valuation technique may include comparative trades, bid/asks, interest rate movements, U.S. Treasury rates, London Interbank Offered Rate (“LIBOR”), Secured Overnight Financing Rate (“SOFR”), prime rates, cash flows, maturity dates, call ability, estimated prepayments and/or underlying collateral values.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimates of the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs. Primary inputs to this valuation technique include broker quotes and comparative trades.

The Company reviews its fair value hierarchy classifications for assets and liabilities quarterly. Changes in the observability of significant valuation inputs identified during these reviews may trigger reclassifications. Reclassifications are reported as transfers at the beginning of the reporting period in which the change occurs.

Asset Valuation Reserve

The Company maintains an AVR as prescribed by the NAIC for the purpose of offsetting potential credit related investment losses on each invested asset category, excluding cash, policy loans and income receivable. The AVR contains a separate component for each category of invested assets. The change in AVR is charged or credited directly to capital and surplus.

Interest Maintenance Reserve

The Company records an IMR as prescribed by the NAIC, which represents the net deferral for interest-related gains or losses arising from the sale of certain investments, such as bonds, mortgage loans and loan-backed and structured securities sold. The IMR is applied as follows:

•

for bonds, the designation from the NAIC Capital Markets and Investments Analysis Office must not have changed more than one designation between the beginning of the holding period and the date of sale;

•	the bond must never have been classified as a default security;

•

for mortgage loans, during the prior two years, they must not have had interest more than 90 days past due, been in the process of foreclosure or in the course of voluntary conveyance, nor had restructured terms; and

•	for loan-backed and structured securities, all interest-related other-than-temporary impairments and interest-related realized gains or losses on sales of the securities.

The realized gains or losses, net of related federal income tax, from the applicable bonds and mortgage loans sold, have been removed from the net realized gain or loss amounts and established as a net liability. This liability is amortized into income such that the amount of each capital gain or loss amortized in a given year is based on the excess of the amount of income which would have been reported that year, if the asset had not been disposed of over the amount of income which would have been reported had the asset been repurchased at its sale price. In the event the unamortized IMR liability balance is negative, the balance is reclassified as an asset and fully nonadmitted. The Company utilizes the grouped method for amortization. Under the grouped method, the liability is amortized into income over the remaining period to expected maturity based on the groupings of the individual securities into five-year bands.

Goodwill

For companies whose operations are primarily insurance related, goodwill is the excess of the cost to acquire a company over the Company’s share of the statutory book value of the acquired entity. Goodwill is recorded in stocks in the statutory statements of admitted assets, liabilities and surplus. Goodwill is amortized on a straight-line basis over the period of economic benefit, not to exceed ten years, with a corresponding charge to surplus. Goodwill was immaterial as of December 31, 2022 and 2021.

Federal Income Taxes

The Company utilizes the asset and liability method of accounting for income taxes. Under this method, deferred tax assets, net of any nonadmitted portion and statutory valuation allowance, and deferred tax liabilities, are recognized for the expected future tax consequences attributable to differences between the statutory financial statement carrying amounts of existing assets and liabilities and their respective tax basis. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income or loss in the years in which those temporary differences are expected to be recovered or settled. The change in deferred taxes is charged directly to surplus, with the impact of taxes on unrealized capital gains or losses and nonadmitted assets reported separately in the statutory statements of changes in capital and surplus.

The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to change the provision for federal income taxes recorded in the statutory financial statements, which could be significant.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

Tax reserves are reviewed regularly and are adjusted as events occur that the Company believes impact its liability for additional taxes, such as lapsing of applicable statutes of limitations, conclusion of tax audits or substantial agreement with taxing authorities on the deductibility/nondeductibility of uncertain items, additional exposure based on current calculations, identification of new issues, release of administrative guidance or rendering of a court decision affecting a particular tax issue. The Company believes its tax reserves reasonably provide for potential assessments that may result from Internal Revenue Service (“IRS”) examinations and other tax-related matters for all open tax years.

The Company is included in the NMIC consolidated federal income tax return.

Reinsurance Ceded

The Company cedes insurance to other companies in order to limit potential losses and to diversify its exposures. Such agreements do not relieve the Company of its primary obligation to the policyholder in the event the reinsurer is unable to meet the obligations it has assumed. Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported in the statutory statements of admitted assets, liabilities, changes in capital and surplus on a net basis within the related future policy benefits and claims of the Company.

Participating Business

Participating business, which refers to policies that participate in profits through policyholder dividends, represented approximately 4% of the Company’s life insurance in force in 2022 and 2021, and 49% and 50% of the number of life insurance policies in force in 2022 and 2021, respectively. The provision for policyholder dividends was based on the respective year’s dividend scales, as approved by the Board of Directors. Policyholder dividends are recognized when declared. No additional income was allocated to participating policyholders during 2022 and 2021.

Accounting Changes and Corrections of Errors

Effective January 1, 2021, the Company elected to apply OAC 3901-1-67 to its derivative instruments hedging indexed products and indexed annuity reserve liabilities. As a result of the Company’s election to apply OAC 3901-1-67 as of January 1, 2021, the Company’s admitted assets decreased $3 million, total liabilities decreased $2 million and capital and surplus decreased $1 million, which included a $3 million reduction to unassigned surplus from the cumulative effect of the change in accounting principle.

Effective January 1, 2020, the Company changed its reserve valuation basis for variable annuities due to changes to VM-21. As a result of this change, the Company records stochastic reserves, floored at the cash surrender value, instead of reserves using the standard scenario previously required under Actuarial Guideline XLIII “CARVM for Variable Annuities”. The impacts of the valuation basis change were recognized as of January 1, 2020, resulting in an increase to statutory capital and surplus of $78 million. In addition, the Company changed its reserve valuation basis for stable value wraps covering certain group life insurance policies from Separate Accounts Funding Guaranteed Minimum Benefits Under Group Contracts, to VM-21. There was no impact to statutory capital and surplus as a result of this change.

During 2020, the Company modified its approach used to schedule the reversals of its deferred tax assets for policyholder reserves under SSAP No. 101, Income Taxes (“SSAP No. 101”). Prior to 2020, the Company scheduled the reversals of its deferred tax assets for policyholder reserves by estimating the reserve reversal using the aggregate policyholder reserve. As of January 1, 2020, the Company is now taking a disaggregated approach and calculates reversal of the deferred tax assets for policyholder reserves on a product-by-product basis. The new method is more precise and better reflects how the deferred tax assets for policyholder reserves moves with the underlying reserve liability. SSAP No. 101 permits a company to modify its scheduling method so long as the modification is treated as change in accounting principle. The impact of the change increases the Company’s net admitted deferred tax asset $6 million and $5 million as of December 31, 2020 and January 1, 2020, respectively, with a commensurate increase in capital and surplus. There was no impact on net income.

During 2022, the Company identified and corrected an error in annuity product allocation drivers for general operating expenses between the Company and NLAIC that resulted in an understatement of the Company’s general insurance expenses for the years ended December 31, 2021, 2020 and 2019. The error resulted in an overstatement of net income of $22 million, an overstatement of total surplus of $45 million, an overstatement of total assets of $13 million and an understatement of total liabilities of $32 million as of and for the year ended December 31, 2021. In accordance with SSAP No. 3, Accounting Changes and Corrections of Errors (“SSAP No. 3”), the total prior period correction was recorded as a decrease to total surplus of $45 million, a decrease to total assets of $13 million and an increase to total liabilities of $32 million as of January 1, 2022. Additionally, the Company’s subsidiary, NLAIC, identified and corrected errors as of January 1, 2022 that increased the Company’s investment in NLAIC and total surplus by $6 million. The net decrease to the Company’s total surplus of $39 million in 2022 as a result of these corrections is reported as a negative adjustment to unassigned surplus.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

During 2020, the Company identified and corrected an error in the variable annuity ceded premium calculation under the intercompany 100% coinsurance agreement with Eagle. The error resulted in an understatement of ceded premiums for the years ended December 31, 2019 and 2018. In accordance with SSAP No. 3, the total prior period correction of $9 million was reported in 2020 as a negative adjustment to unassigned funds (surplus) and consisted of $11 million of ceded premiums, offset by $2 million of taxes.

Recently Adopted Accounting Standard

Effective January 1, 2021, the Company adopted revisions to SSAP No. 32R, Preferred Stock (“SSAP No. 32R”). The adopted revisions updated the definition for redeemable and perpetual preferred stock and furthermore, updated the valuation classification for perpetual preferred stock to fair value. Previously, perpetual preferred stock could have been valued at amortized cost or fair value based on the rating of the security. Per SSAP No. 32R, any valuation classification changes from amortized cost to fair value are to be recognized in statutory surplus. Going forward, changes to fair value will be recognized as a change in net unrealized capital gains and losses in statutory surplus. As a result of this change, the Company recorded an increase to statutory capital and surplus of $9 million as of January 1, 2021.

Subsequent Events

The Company evaluated subsequent events through March 17, 2023, the date the statutory financial statements were issued.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

(3)	Analysis of Actuarial Reserves and Deposit Liabilities by Withdrawal Characteristics

The following table summarizes the analysis of individual annuities actuarial reserves by withdrawal characteristics, as of the dates indicated:

(in millions)	General account[1]	Separate account with guarantees	Separate account non- guaranteed	Total	% of Total
December 31, 2022
Subject to discretionary withdrawal:
With market value adjustment	$2,279	90	-	$2,369	4%
At book value less current surrender charge of 5% or more	675	-	-	675	1%
At fair value	11	-	57,823	57,834	87%
Total with market value adjustment or at fair value	$2,965	$90	$57,823	$60,878	92%
At book value without adjustment (minimal or no charge or adjustment)	3,365	-	6	3,371	5%
Not subject to discretionary withdrawal	2,009	-	56	2,065	3%
Total, gross	$8,339	$90	$57,885	$66,314	100%
Less: Reinsurance ceded	(110)	-	-	(110)
Total, net	$8,229	$90	$57,885	$66,204
Amount included in ‘Subject to discretionary withdrawal at book value less current surrender charge of 5% or more’ that will move to ‘Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)’	$65	$-	$-	$65

December 31, 2021
Subject to discretionary withdrawal:
With market value adjustment	$622	125	-	$747	1%
At book value less current surrender charge of 5% or more	209	-	-	209	0%
At fair value	12	-	73,141	73,153	93%
Total with market value adjustment or at fair value	$843	$125	$73,141	$74,109	94%
At book value without adjustment (minimal or no charge or adjustment)	3,295	-	6	3,301	4%
Not subject to discretionary withdrawal	1,749	-	69	1,818	2%
Total, gross	$5,887	$125	$73,216	$79,228	100%
Less: Reinsurance ceded	(114)	-	-	(114)
Total, net	$5,773	$125	$73,216	$79,114
Amount included in ‘Subject to discretionary withdrawal at book value less current surrender charge of 5% or more’ that will move to ‘Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)’	$53	$-	$-	$53
[1]	Includes reserves applying the prescribed practice under OAC 3901-1-67, as disclosed in Note 2.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

The following table summarizes the analysis of group annuities actuarial reserves by withdrawal characteristics, as of the dates indicated:

(in millions)	General account[1]	Separate account with guarantees	Separate account non- guaranteed	Total	% of Total
December 31, 2022
Subject to discretionary withdrawal:
With market value adjustment	$18,397	2,069	-	$20,466	49%
At book value less current surrender charge of 5% or more	6	-	-	6	0%
At fair value	-	-	15,701	15,701	38%
Total with market value adjustment or at fair value	$18,403	$2,069	$15,701	$36,173	87%
At book value without adjustment (minimal or no charge or adjustment)	4,211	-	-	4,211	10%
Not subject to discretionary withdrawal	1,051	103	-	1,154	3%
Total, gross	$23,665	$2,172	$15,701	$41,538	100%
Less: Reinsurance ceded	(53)	-	-	(53)
Total, net	$23,612	$2,172	$15,701	$41,485
Amount included in ‘Subject to discretionary withdrawal at book value less current surrender charge of 5% or more’ that will move to ‘Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)’	$6	$-	$-	$6

December 31, 2021
Subject to discretionary withdrawal:
With market value adjustment	$18,205	2,389	-	$20,594	44%
At book value less current surrender charge of 5% or more	6	-	-	6	0%
At fair value	-	-	20,679	20,679	44%
Total with market value adjustment or at fair value	$18,211	$2,389	$20,679	$41,279	88%
At book value without adjustment (minimal or no charge or adjustment)	5,227	-	-	5,227	11%
Not subject to discretionary withdrawal	673	-	3	676	1%
Total, gross	$24,111	$2,389	$20,682	$47,182	100%
Less: Reinsurance ceded	(55)	-	-	(55)
Total, net	$24,056	$2,389	$20,682	$47,127
Amount included in ‘Subject to discretionary withdrawal at book value less current surrender charge of 5% or more’ that will move to ‘Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)’	$6	$-	$-	$6
[1]	Includes reserves applying the prescribed practice under OAC 3901-1-67, as disclosed in Note 2.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

The following table summarizes the analysis of deposit-type contracts and other liabilities without life or disability contingencies by withdrawal characteristics, as of the dates indicated:

(in millions)	General account	Separate account non- guaranteed	Total	% of Total
December 31, 2022
Subject to discretionary withdrawal:
With market value adjustment	$1	$-	$1	0%
At fair value	-	-	-	0%
Total with market value adjustment or at fair value	$1	$-	$1	0%
At book value without adjustment (minimal or no charge or adjustment)	666	2	668	16%
Not subject to discretionary withdrawal	3,522	14	3,536	84%
Total, gross	$4,189	$16	$4,205	100%
Less: Reinsurance ceded	-	-	-
Total, net	$4,189	$16	$4,205

December 31, 2021
Subject to discretionary withdrawal:
With market value adjustment	$2	$-	$2	0%
At fair value	-	-	-	0%
Total with market value adjustment or at fair value	$2	$-	$2	0%
At book value without adjustment (minimal or no charge or adjustment)	665	3	668	17%
Not subject to discretionary withdrawal	3,132	17	3,149	83%
Total, gross	$3,799	$20	$3,819	100%
Less: Reinsurance ceded	-	-	-
Total, net	$3,799	$20	$3,819

The following table is a reconciliation of total annuity actuarial reserves and deposit fund liabilities, as of the dates indicated:

	December 31,
(in millions)	2022	2021
Life, accident and health annual statement:
Annuities, net (excluding supplemental contracts with life contingencies)	$31,827	$29,815
Supplemental contracts with life contingencies, net	14	15
Deposit-type contracts	4,189	3,799
Subtotal	$36,030	$33,629
Separate accounts annual statement:
Annuities, net (excluding supplemental contracts with life contingencies)	$75,848	$96,412
Other contract deposit funds	16	20
Subtotal	$75,864	$96,432
Total annuity actuarial reserves and deposit fund liabilities, net	$111,894	$130,061

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

The following table summarizes the analysis of life actuarial reserves by withdrawal characteristics, as of the dates indicated:

	General account			Separate account - nonguaranteed
(in millions)	Account value	Cash value	Reserve	Account value	Cash value	Reserve
December 31, 2022
Subject to discretionary withdrawal, surrender values or policy loans:
Term policies with cash value	$-	$11	$11	$-	$-	$-
Universal life	2,626	1,982	2,802	-	-	-
Universal life with secondary guarantees	426	353	929	-	-	-
Indexed universal life with secondary guarantees	283	210	304	-	-	-
Other permanent cash value life insurance	-	1,979	2,473	-	-	-
Variable life	2,850	2,898	3,010	25,626	25,621	25,260
Miscellaneous reserves	-	-	-	-	-	-
Subtotal	$6,185	$7,433	$9,529	$25,626	$25,621	$25,260
Not subject to discretionary withdrawal or no cash value:
Term policies without cash value	-	-	206	-	-	-
Accidental death benefits	-	-	1	-	-	-
Disability - active lives	-	-	15	-	-	-
Disability - disabled lives	-	-	59	-	-	-
Miscellaneous reserves	-	-	31	-	-	-
Total, gross	$6,185	$7,433	$9,841	$25,626	$25,621	$25,260
Less: reinsurance ceded	(9)	(9)	(178)	-	-	-
Total, net	$6,176	$7,424	$9,663	$25,626	$25,621	$25,260

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

	General account			Separate account - nonguaranteed
(in millions)	Account value	Cash value	Reserve	Account value	Cash value	Reserve
December 31, 2021
Subject to discretionary withdrawal, surrender values or policy loans:
Term policies with cash value	$-	$11	$11	$-	$-	$-
Universal life	2,609	2,624	2,783	-	-	-
Universal life with secondary guarantees	395	320	855	-	-	-
Indexed universal life with secondary guarantees	232	174	251	-	-	-
Other permanent cash value life insurance	-	1,271	2,539	-	-	-
Variable life	2,334	2,403	2,503	27,487	27,480	27,480
Miscellaneous reserves	-	-	-	-	-	6
Subtotal	$5,570	$6,803	$8,942	$27,487	$27,480	$27,486
Not subject to discretionary withdrawal or no cash value:
Term policies without cash value	-	-	241	-	-	-
Accidental death benefits	-	-	1	-	-	-
Disability - active lives	-	-	14	-	-	-
Disability - disabled lives	-	-	58	-	-	-
Miscellaneous reserves	-	-	33	-	-	-
Total, gross	$5,570	$6,803	$9,289	$27,487	$27,480	$27,486
Less: reinsurance ceded	(9)	(9)	(209)	-	-	-
Total, net	$5,561	$6,794	$9,080	$27,487	$27,480	$27,486

The following table is a reconciliation of life actuarial reserves, as of the dates indicated:

	December 31,
(in millions)	2022	2021
Life, accident and health annual statement:
Life Insurance, net	$9,569	$8,986
Accidental death benefits, net	1	1
Disability - active lives, net	14	13
Disability - disabled lives, net	52	51
Miscellaneous reserves, net	27	29
Subtotal	$9,663	$9,080
Separate accounts annual statement:
Life insurance[1]	$25,570	$27,788
Miscellaneous reserves	-	6
Subtotal	$25,570	$27,794
Total life actuarial reserves, net	$35,233	$36,874
1

In 2022, life insurance account value, cash value and reserve includes separate accounts with guarantees of $310 million for universal life. In 2021, life insurance account value, cash value and reserve includes separate accounts with guarantees of $308 million for universal life.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

Direct Premium Written by Managing General Agents and Third Party Administrators

The following table summarizes direct premium written by managing general agents and third party administrators as of December 31, 2022:

(in millions) Managing general agent/ third party reserve	FEIN number	Exclusive contract	Types of business written	Types of authority granted[1]	Total Direct Premium
AccuRisk Solutions, LLC	31-1777676	Not Exclusive	Accident & health	C / CA / B / P / U	106
BEAM Insurance Administrators, LLC	61-1776148	Not Exclusive	Accident & health	C / CA / B / P / U	6
Fringe Insurance Benefits, Inc.	74-2616364	Not Exclusive	Accident & health	B / P / U	40
Gilsbar, Inc.	72-0519951	Not Exclusive	Accident & health	B / P / U	18
IRC	74-2824053	Not Exclusive	Accident & health	C / CA / B / P / U	26
Maverick Health Solutions, LLC	87-3345548	Not Exclusive	Accident & health	B / C / CA / P	2
Merchants Benefit Administration, Inc.	86-0875918	Exclusive	Accident & health	B / C / CA / P	31
PRAM Insurance Services, Inc.	33-0367265	Not Exclusive	Accident & health	C / CA / B / P / U	5
RMTS - Manufacturers & Traders Trust Co.	20-1049240	Not Exclusive	Accident & health	C / CA / B / P / U	32
Roundstone Management, Ltd.	27-0371422	Not Exclusive	Accident & health	C / CA / B / P / U	90
Star Line Group	04-3499188	Not Exclusive	Accident & health	C / CA / B / P / U	6
TMS RE Inc	65-0644164	Not Exclusive	Accident & health	C / CA / B / P / U	45
United Group Programs Inc.	59-1896277	Not Exclusive	Accident & health	C / CA / B / P / U	8
Total Direct Premiums Written and Produced					$415
1	Authority code key includes: C– claims payment, CA– claims adjustment, B- binding authority, P-premium collection, U- underwriting.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

(4) Separate	Accounts

The Company’s separate account statement includes assets legally insulated from the general account as of the dates indicated, attributed to the following product lines:

	December 31, 2022		December 31, 2021
(in millions)	Separate account assets legally insulated	Separate account assets (not legally insulated)	Separate account assets legally insulated	Separate account assets (not legally insulated)
Product / Transaction:
Individual annuities	$63,282	$-	$79,416	$-
Group annuities	13,743	-	18,091	-
Life insurance	25,688	-	27,865	-
Pension risk transfer group annuities	95	-	-	-
Total	$102,808	$-	$125,372	$-

The following table summarizes amounts paid towards separate account guarantees by the general account and related risk charges paid by the separate account for the years ended:

(in millions)	Total paid toward separate account guarantees	Risk charges paid to general account
2022	$79	$722
2021	$12	$674
2020	$26	$631
2019	$58	$612
2018	$18	$594

The Company does not engage in securities lending transactions within its separate accounts.

Most separate accounts held by the Company relate to individual and group variable annuity and variable universal life insurance contracts of a non-guaranteed return nature. The net investment experience of the separate accounts is credited directly to the contract holder and can be positive or negative. The individual variable annuity contracts generally provide an incidental death benefit of the greater of account value or premium paid (net of prior withdrawals). However, many individual variable annuity contracts also provide death benefits equal to (i) the most recent fifth-year anniversary account value, (ii) the highest account value on any previous anniversary, (iii) premiums paid increased 5% or certain combinations of these, all adjusted for prior withdrawals. The death benefit and cash value under the variable universal life policies may vary with the investment performance of the underlying investments in the separate accounts. The assets and liabilities of these separate accounts are carried at fair value and are non-guaranteed.

Certain other separate accounts offered by the Company contain groups of variable universal life policies wherein the assets supporting account values on the underlying policies reside in Private Placement Separate Accounts. They provide a quarterly interest rate based on a crediting formula that reflects the market value to book value ratio of the investments, investment portfolio yield and a specified duration.

Certain other separate accounts relate to a guaranteed term option, which provides a guaranteed interest rate that is paid over certain maturity durations ranging from three to ten years, so long as certain conditions are met. If amounts allocated to the guaranteed term option are distributed prior to the maturity period, a market value adjustment can be assessed. The assets and liabilities of these separate accounts are carried at fair value.

The Company has a separate account that holds group annuity contracts offered through the Company’s PRT business, wherein the Company provides guaranteed benefit payments to annuitants. The Company issues PRT business out of both the general and separate accounts, and within both, the assets and liabilities of this business are carried at amortized cost. The PRT separate account business has been included as a nonindexed guarantee less than or equal to 4%.

Another separate account offered by the Company contains a group of universal life policies wherein the assets supporting the account values on the underlying policies reside in a Private Placement Separate Account. It provides an annual interest rate guarantee, subject to a minimum guarantee of 3%. The interest rate declared each year reflects the anticipated investment experience of the account. The business has been included as a nonindexed guarantee less than or equal to 4%.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

The following tables summarize the separate account reserves of the Company, as of the dates indicated:

(in millions)	Nonindexed guarantee less than or equal to 4%	Nonindexed guarantee more than 4%	Nonguaranteed separate accounts	Total
December 31, 2022
Premiums, considerations or deposits	$174	$-	$7,583	$7,757
Reserves
For accounts with assets at:
Fair value	$2,016	$145	$98,862	$101,023
Amortized cost	411	-	-	411
Total reserves[1]	$2,427	$145	$98,862	$101,434
By withdrawal characteristics:
With market value adjustment	$2,117	$145	$-	$2,262
At fair value	-	-	98,784	98,784
At book value without market value adjustment and with current surrender charge less than 5%	310	-	8	318
Subtotal	$2,427	$145	$98,792	$101,364
Not subject to discretionary withdrawal	-	-	70	70
Total reserves[1]	$2,427	$145	$98,862	$101,434
1

The total reserves balance does not equal the liabilities related to separate accounts of $102.8 billion in the statutory statements of admitted assets, liabilities, capital and surplus by $1.4 billion, due to an adjustment for CARVM/CRVM reserves and other liabilities that have not been allocated to the categories outlined above.

(in millions)	Nonindexed guarantee less than or equal to 4%	Nonindexed guarantee more than 4%	Nonguaranteed separate accounts	Total
December 31, 2021
Premiums, considerations or deposits	$221	$-	$8,088	$8,309
Reserves
For accounts with assets at:
Fair value	$2,368	$146	$121,404	$123,918
Amortized cost	308	-	-	308
Total reserves[1]	$2,676	$146	$121,404	$124,226
By withdrawal characteristics:
With market value adjustment	$2,368	$146	$-	$2,514
At fair value	-	-	121,307	121,307
At book value without market value adjustment and with current surrender charge less than 5%	308	-	9	317
Subtotal	$2,676	$146	$121,316	$124,138
Not subject to discretionary withdrawal	-	-	88	88
Total reserves[1]	$2,676	$146	$121,404	$124,226

1

The total reserves balance does not equal the liabilities related to separate accounts of $125.4 billion in the statutory statements of admitted assets, liabilities, capital and surplus by $1.2 billion, due to an adjustment for CARVM/CRVM reserves and other liabilities that have not been allocated to the categories outlined above.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

The following table is a reconciliation of net transfers from separate accounts, as of the dates indicated:

	December 31,
(in millions)	2022	2021	2020
Net transfers as reported in the statutory statements of operations of the separate accounts:
Transfers to separate accounts	$7,757	$8,309	$5,809
Transfers from separate accounts	(8,860)	(10,860)	(8,921)
Net transfers from separate accounts	$(1,103)	$(2,551)	$(3,112)
Reconciling adjustments:
Exchange accounts offsetting in the general account	(606)	(552)	(337)
Fees not included in general account transfers	47	68	(67)
Other miscellaneous adjustments not included in the general account balance	27	33	(28)
Net transfers as reported in the statutory statements of operations	$(1,635)	$(3,002)	$(3,544)

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

(5) Investments

Bonds and Stocks

The following table summarizes the carrying value, the excess of fair value over carrying value, the excess of carrying value over fair value and the fair value of bonds and stocks, as of the dates indicated:

(in millions)	Carrying value	Fair value in excess of carrying value	Carrying value in excess of fair value	Fair value
December 31, 2022
Bonds:
U.S. Government	$1	$-	$-	$1
States, territories and possessions	561	7	55	513
Political subdivisions	380	9	28	361
Special revenues	3,035	36	362	2,709
Industrial and miscellaneous	29,529	118	3,115	26,532
Loan-backed and structured securities	6,702	30	438	6,294
Total bonds	$40,208	$200	$3,998	$36,410
Common stocks unaffiliated	$239	$-	$-	$239
Preferred stocks unaffiliated	30	1	-	31
Total unaffiliated stocks[1]	$269	$1	$-	$270
Total bonds and unaffiliated stocks[1]	$40,477	$201	$3,998	$36,680

December 31, 2021
Bonds:
U.S. Government	$12	$-	$-	$12
States, territories and possessions	463	44	1	506
Political subdivisions	376	66	-	442
Special revenues	2,882	489	2	3,369
Industrial and miscellaneous	28,233	2,649	86	30,796
Loan-backed and structured securities	5,965	183	31	6,117
Total bonds	$37,931	$3,431	$120	$41,242
Common stocks unaffiliated	$225	$-	$-	$225
Preferred stocks unaffiliated	50	-	-	50
Total unaffiliated stocks[1]	$275	$-	$-	$275
Total bonds and unaffiliated stocks[1]	$38,206	$3,431	$120	$41,517
1

Excludes affiliated common stocks with a carrying value of $3.4 billion and $2.7 billion as of December 31, 2022 and 2021, respectively. Affiliated common stocks include investment in NLAIC and JNF of $3.2 billion and $186 million as of December 31, 2022, respectively, and $2.6 billion and $186 million as of December 31, 2021, respectively.

The carrying value of bonds on deposit with various states as required by law or special escrow agreement was $3 million as of December 31, 2022 and 2021.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

The following table summarizes the carrying value and fair value of bonds, by contractual maturity, as of December 31, 2022. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without early redemption penalties:

(in millions)	Carrying value	Fair value
Bonds:
Due in one year or less	$964	$959
Due after one year through five years	8,339	7,969
Due after five years through ten years	10,276	9,208
Due after ten years	13,927	11,980
Total bonds excluding loan-backed and structured securities	$33,506	$30,116
Loan-backed and structured securities	6,702	6,294
Total bonds	$40,208	$36,410

The following table summarizes the fair value and unrealized losses on bonds and stocks (amount by which cost or amortized cost exceeds fair value), for which other-than-temporary declines in value have not been recognized, based on the amount of time each type of bond or stock has been in an unrealized loss position, as of the dates indicated:

	Less than or equal to one year		More than one year		Total
(in millions)	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
December 31, 2022
Bonds:
U.S. Government	$1	$-	$-	$-	$1	$-
States, territories and possessions	352	49	23	6	375	55
Political subdivisions	157	27	-	-	157	27
Special revenues	1,935	332	55	22	1,990	354
Industrial and miscellaneous	21,261	2,526	2,604	739	23,865	3,265
Loan-backed and structured securities	3,800	263	2,079	177	5,879	440
Total bonds	$27,506	$3,197	$4,761	$944	$32,267	$4,141
Common stocks unaffiliated	$45	$11	$19	$6	$64	$17
Preferred stocks unaffiliated	20	2	3	1	23	3
Total unaffiliated stocks	$65	$13	$22	$7	$87	$20
Total bonds and unaffiliated stocks	$27,571	$3,210	$4,783	$951	$32,354	$4,161

December 31, 2021
Bonds:
U.S. Government	$3	$-	$-	$-	$3	$-
States, territories and possessions	77	1	1	-	78	1
Special revenues	76	2	-	-	76	2
Industrial and miscellaneous	3,355	74	455	48	3,810	122
Loan-backed and structured securities	2,005	14	332	19	2,337	33
Total bonds	$5,516	$91	$788	$67	$6,304	$158
Common stocks unaffiliated	$-	$-	$23	$2	$23	$2
Preferred stocks unaffiliated	14	-	-	-	14	-
Total unaffiliated stocks	$14	$-	$23	$2	$37	$2
Total bonds and unaffiliated stocks	$5,530	$91	$811	$69	$6,341	$160

As of December 31, 2022, management evaluated securities in an unrealized loss position for impairment. As of the reporting date, the Company has the intent and ability to hold these securities until the fair value recovers, which may be maturity, and therefore, does not consider the securities to be other-than-temporarily impaired.

There was no intent to sell loan-backed and structured securities that have been identified as having other-than-temporary impairments for the years ended December 31, 2022 and 2021.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

Mortgage Loans, Net of Allowance

The following table summarizes the amortized cost of mortgage loans by method of evaluation for credit loss, and the related valuation allowances by type of credit loss, as of the dates indicated:

	December 31,
(in millions)	2022	2021
Amortized cost:
Loans with non-specific reserves	$8,393	$8,219
Loans with specific reserves	8	9
Total amortized cost	$8,401	$8,228
Valuation allowance:
Non-specific reserves	$37	$42
Specific reserves	1	1
Total valuation allowance[1]	$38	$43
Mortgage loans, net of allowance	$8,363	$8,185

1	Changes in the valuation allowance are due to current period provisions. These changes in the valuation allowance for the years ended December 31, 2022, 2021, and 2020 were immaterial.

As of December 31, 2022 and 2021, the Company’s mortgage loans classified as delinquent and/or in non-accrual status were immaterial in relation to the total mortgage loan portfolio.

The following table summarizes the LTV ratio and DSC ratio of the mortgage loan portfolio as of the dates indicated:

	LTV ratio			DSC ratio
(in millions)	Less than 90%	90% or greater	Total	Greater than 1.00	Less than or equal to 1.00	Total
December 31, 2022
Apartment	$3,651	$22	$3,673	$3,632	$41	$3,673
Industrial	1,437	-	1,437	1,437	-	1,437
Office	1,223	3	1,226	1,214	12	1,226
Retail	1,815	8	1,823	1,794	29	1,823
Other	225	-	225	217	8	225
Total[1]	$8,351	$33	$8,384	$8,294	$90	$8,384
Weighted average DSC ratio	2.20	0.82	2.19	n/a	n/a	n/a
Weighted average LTV ratio	n/a	n/a	n/a	57%	81%	57%

December 31, 2021
Apartment	$3,441	$33	$3,474	$3,445	$29	$3,474
Industrial	1,137	-	1,137	1,137	-	1,137
Office	1,226	25	1,251	1,231	20	1,251
Retail	2,067	41	2,108	2,068	40	2,108
Other	171	-	171	171	-	171
Total[1]	$8,042	$99	$8,141	$8,052	$89	$8,141
Weighted average DSC ratio	2.22	1.31	2.21	n/a	n/a	n/a
Weighted average LTV ratio	n/a	n/a	n/a	59%	78%	59%

1	Excludes $17 million and $87 million of commercial mortgage loans that were under development as of December 31, 2022 and 2021, respectively.

As of December 31, 2022 and 2021, the Company has a diversified mortgage loan portfolio with no more than 23% and 24%, respectively, in a geographic region in the U.S. and no more than 1% with any one borrower. The maximum and minimum lending rates for mortgage loans originated or acquired during 2022 were 11.0% and 2.9%, respectively, and for those originated or acquired during 2021 were 4.1% and 1.9%, respectively. As of December 31, 2022 and 2021, the maximum LTV ratio of any one loan at the time of loan origination was 80%. As of December 31, 2022 and 2021, the Company did not hold mortgage loans with interest 90 days or more past due. Additionally, there were no taxes, assessments or any amounts advanced and not included in the mortgage loan portfolio.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

Securities Lending

The fair value of loaned securities was $611 million and $547 million as of December 31, 2022 and 2021, respectively. The Company held $232 million and $170 million of cash collateral on securities lending as of December 31, 2022 and 2021, respectively. As of December 31, 2022, the carrying value and fair value of reinvested collateral assets was $232 million. As of December 31, 2021, the carrying value and fair value of reinvested collateral assets was $170 million. The fair value of bonds acquired with reinvested collateral assets was $236 million and $173 million as of December 31, 2022 and 2021, respectively. There are no securities lending transactions that extend beyond one year as of the reporting date. The Company received $394 million and $388 million of non-cash collateral on securities lending as of December 31, 2022 and 2021, respectively.

Net Investment Income

The following table summarizes net investment income by investment type, for the years ended:

	December 31,
(in millions)	2022	2021	2020
Bonds	$1,511	$1,417	$1,419
Mortgage loans	334	358	339
Other invested assets	196	499	384
Policy loans	42	43	43
Derivative instruments[1]	19	31	25
Other	44	12	16
Gross investment income	$2,146	$2,360	$2,226
Investment expenses	(127)	(129)	(119)
Net investment income	$2,019	$2,231	$2,107
1	Includes net investment income applying the prescribed practice under OAC 3901-1-67, as disclosed in Note 2, for the years ended December 31, 2022 and 2021.

The amount of investment income due and accrued that was nonadmitted as of December 31, 2022 and 2021 was immaterial.

Net Realized Capital Gains and Losses

The following table summarizes net realized capital gains and losses for the years ended:

	December 31,
(in millions)	2022	2021	2020
Gross gains on sales	$31	$106	$36
Gross losses on sales	(149)	(32)	(42)
Net realized (losses) gains on sales	$(118)	$74	$(6)
Net realized derivative gains (losses)[1]	284	(679)	(521)
Other-than-temporary impairments	(26)	(4)	(78)
Total net realized gains (losses)	$140	$(609)	$(605)
Tax expense (benefit) on net gains (losses)	3	59	(26)
Net realized capital gains (losses), net of tax	$137	$ (668)	$(579)
Less: Realized (losses) gains transferred to the IMR	(103)	15	(4)
Net realized capital gains (losses), net of tax and transfers to the IMR	$240	$(683)	$(575)
1	Includes impacts to derivative instruments applying the prescribed practice under OAC 3901-1-67, as disclosed in Note 2, for the years ended December 31, 2022 and 2021.

For the year ended December 31, 2022, gross realized gains and gross realized losses on sales of bonds were $7 million and $145 million, respectively. For the year ended December 31, 2021, gross realized gains and gross realized losses on sales of bonds were $80 million and $31 million, respectively. For the year ended December 31, 2020, gross realized gains and gross realized losses on sales of bonds were $26 million and $38 million, respectively.

The Company did not enter into any material repurchase transactions that would be considered wash sales during the years ended December 31, 2022, 2021 and 2020.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

Investment Commitments

The Company had unfunded commitments related to its investment in limited partnerships and limited liability companies totaling $894 million and $793 million as of December 31, 2022 and 2021, respectively. As of December 31, 2022 and 2021, there were $207 million and $89 million of commitments to purchase private placement bonds, respectively. There were $291 million of outstanding commitments and no outstanding commitments to fund mortgage loans as of December 31, 2022 and 2021, respectively.

(6)	Derivative Instruments

The Company is exposed to certain risks related to its ongoing business operations which are managed using derivative instruments.

Interest rate risk management. In the normal course of business, the Company enters into transactions that expose it to interest rate risk arising from mismatches between assets and liabilities. The Company may use interest rate swaps and futures to reduce or alter interest rate exposure.

Interest rate contracts are used by the Company in association with fixed and variable rate investments to achieve cash flow streams that support certain financial obligations of the Company and to produce desired investment returns. As such, interest rate contracts are generally used to convert fixed rate cash flow streams to variable rate cash flow streams or vice versa.

Equity market risk management. The Company issues a variety of insurance products that expose it to equity risks. To mitigate these risks, the Company enters into a variety of derivatives including futures and options.

Indexed crediting risk management. The Company issues a variety of insurance and annuity products with indexed crediting features that expose the Company to risks related to the performance of an underlying index. To mitigate these risks, the Company enters into a variety of derivatives including index options, total return swaps and futures. The underlying indices can have exposure to equites, commodities and fixed income securities.

Other risk management. As part of its regular investing activities, the Company may purchase foreign currency denominated investments. These investments and the associated income expose the Company to volatility associated with movements in foreign exchange rates. As foreign exchange rates change, the increase or decrease in the cash flows of the derivative instrument are intended to mitigate the changes in the functional-currency equivalent cash flows of the hedged item. To mitigate this risk, the Company uses cross-currency swaps.

Credit risk associated with derivatives transactions. The Company periodically evaluates the risks within the derivative portfolios due to credit exposure. When evaluating this risk, the Company considers several factors which include, but are not limited to, the counterparty credit risk associated with derivative receivables, the Company’s own credit as it relates to derivative payables, the collateral thresholds associated with each counterparty and changes in relevant market data in order to gain insight into the probability of default by the counterparty. The Company also considers the impact credit exposure could have on the effectiveness of the Company’s hedging relationships. As of December 31, 2022 and 2021, the impact of the exposure to credit risk on the fair value measurement of derivatives and the effectiveness of the Company’s hedging relationships was immaterial.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

The following table summarizes the fair value, carrying value and related notional amounts of derivative instruments, as of the dates indicated:

(in millions)	Notional amount	Net Carrying Value	Fair value asset	Fair value liability	Average fair value
December 31, 2022
Interest rate swaps	$-	$-	$-	$-	$-
Options	96	1	2	-	-
Cross currency swaps	1,498	135	174	(9)	2
Futures	3,316	-	-	-	-
Total derivatives¹	$4,910	$136	$176	$(9)	$2

December 31, 2021
Interest rate swaps	$7	$-	$-	$-	$-
Options	25	1	1	-	-
Cross currency swaps	1,465	32	101	(13)	1
Futures	2,715	-	-	-	-
Total derivatives¹	$4,212	$33	$102	$(13)	$1
1	Fair value balance excludes immaterial accrued interest on derivative assets for December 31, 2022 and 2021.

The derivative assets subject to master netting agreements were $8 million and $13 million as of December 31, 2022 and 2021. The Company received $178 million and $92 million of cash collateral and $20 million and $17 million in pledged securities, respectively, resulting in an immaterial uncollateralized position as of December 31, 2022 and 2021. The derivative liabilities subject to master netting agreements were $8 million and $13 million as of December 31, 2022 and 2021. The Company posted immaterial cash collateral, resulting in an immaterial uncollateralized position as of December 31, 2022 and 2021. Securities received as collateral are recorded off-balance sheet and exclude initial margin posted on derivatives of $236 million and $171 million as of December 31, 2022 and 2021, respectively.

The following table summarizes net gains and losses on derivatives programs by type of derivative instrument, as of the dates indicated:

	Net realized gains (losses) recorded in operations			Unrealized gains (losses) recorded in capital and surplus
	December 31,			December 31,
(in millions)	2022	2021	2020	2022	2021	2020
Options	$-	$-	$-	$-	$-	$(1)
Cross currency swaps	1	1	4	103	69	(102)
Futures	283	(680)	(525)	124	27	1
Total	$284	$(679)	$(521)	$227	$96	$(102)

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

(7)	Fair Value Measurements

The following table summarizes assets and liabilities held at fair value as of December 31, 2022:

(in millions)	Level 1	Level 2	Level 3	Net Asset Value (NAV)	Total
Assets
Bonds	$-	$11	$-	$-	$11
Common stocks unaffiliated	77	162	-	-	239
Preferred stocks unaffiliated	-	25	6	-	31
Separate account assets	97,015	1,795	55	3,552	102,417
Assets at fair value	$97,092	$1,993	$61	$3,552	$102,698

The following table presents the rollforward of Level 3 assets and liabilities held at fair value during the year ended December 31, 2022:

(in millions)	Bonds[1]	Preferred stocks unaffiliated	Separate account assets	Assets at fair value
Balance as of December 31, 2021	$1	$6	$49	$56
Net gains (losses):
In surplus	-	-	24	24
Purchases	-	2	-	2
Sales	-	(2)	(18)	(20)
Transfers out of Level 3	(1)	-	-	(1)
Balance as of December 31, 2022	$-	$6	$55	$61
1	Bonds transfer out of Level 3 during the year ended December 31, 2022, result from the application of the lower of amortized cost or fair value rules based on NAIC rating.

The following table summarizes assets and liabilities held at fair value as of December 31, 2021:

(in millions)	Level 1	Level 2	Level 3	Net Asset Value (NAV)	Total
Assets
Bonds	$-	$7	$1	$-	$8
Common stocks unaffiliated	82	143	-	-	225
Preferred stocks unaffiliated	-	44	6	-	50
Separate account assets	119,549	2,087	49	3,354	125,039
Assets at fair value	$119,631	$2,281	$56	$3,354	$125,322

The following table presents the rollforward of Level 3 assets and liabilities held at fair value during the year ended December 31, 2021:

(in millions)	Bonds	Common stocks unaffiliated	Preferred stocks unaffiliated[1]	Separate account assets	Assets at fair value
Balance as of December 31, 2020	$1	$1	$-	$58	$60
Net gains (losses):
In surplus	-	-	1	6	7
Purchases	1	-	1	-	2
Sales	(1)	-	-	(15)	(16)
Transfers into Level 3	-	-	4	-	4
Transfers out of Level 3	-	(1)	-	-	(1)
Balance as of December 31, 2021	$1	$-	$6	$49	56
1	Preferred stock unaffiliated transfers into Level 3 during the year ended December 31, 2021 are primarily related to the Company’s election of SSAP No. 32R2.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

The following table summarizes the carrying value and fair value of the Company’s assets and liabilities not held at fair value as of the dates indicated. The valuation techniques used to estimate these fair values are described below or in Note 2.

	Fair Value
(in millions)	Level 1	Level 2	Level 3	Total fair value	Carrying value
December 31, 2022
Assets:
Bonds[1]	$1	$32,048	$4,350	$36,399	$40,197
Mortgage loans, net of allowance	-	-	7,351	7,351	8,363
Policy loans	-	-	933	933	933
Derivative assets	-	174	2	176	143
Cash, cash equivalents and short-term investments	613	1,008	-	1,621	1,621
Securities lending collateral assets	232	-	-	232	232
Separate account assets	4	311	41	356	391
Total assets	$850	$33,541	$12,677	$47,068	$51,880
Liabilities:
Investment contracts	$-	$-	$3,158	$3,158	$3,148
Derivative liabilities	-	9	-	9	7
Total liabilities	$-	$9	$3,158	$3,167	$3,155

December 31, 2021
Assets:
Bonds[1]	$2	$35,874	$5,358	$41,234	$37,923
Mortgage loans, net of allowance	-	-	8,340	8,340	8,185
Policy loans	-	-	913	913	913
Derivative assets	-	101	1	102	64
Cash, cash equivalents and short-term investments	127	509	-	636	636
Securities lending collateral assets	170	-	-	170	170
Separate account assets	3	374	3	380	333
Total assets	$302	$36,858	$14,615	$51,775	$48,224
Liabilities:
Investment contracts	$-	$-	$2,720	$2,720	$2,715
Derivative liabilities	-	13	-	13	31
Total liabilities	$-	$13	$2,720	$2,733	$2,746

1	Level 3 is primarily composed of industrial and miscellaneous bonds.

Mortgage loans, net of allowance. The fair values of mortgage loans are primarily estimated using discounted cash flow analyses based on interest rates currently being offered for similar loans to borrowers with similar credit ratings.

Policy loans. The carrying amount reported in the statutory statements of admitted assets, liabilities, capital and surplus approximates fair value as policy loans are fully collateralized by the cash surrender value of underlying insurance policies.

Securities lending collateral assets. These assets are comprised of bonds and short-term investments and the respective fair values are estimated based on the fair value methods described in Note 2.

Investment contracts. For investment contracts without defined maturities, fair value is the amount payable on demand, net of surrender charges. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued. The fair value of adjustable rate contracts approximates their carrying value.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

(8)	Federal Income Taxes

The following tables summarize the net admitted deferred tax assets, as of the dates indicated:

	December 31, 2022
(in millions)	Ordinary	Capital	Total
Total gross deferred tax assets	$820	$32	$852
Statutory valuation allowance adjustment	-	-	-
Adjusted gross deferred tax assets	$820	$32	$852
Less: Deferred tax assets nonadmitted	(96)	(7)	(103)
Net admitted deferred tax assets	$724	$25	$749
Less: Deferred tax liabilities	(147)	(13)	(160)
Net admitted deferred tax assets	$577	$12	$589

	December 31, 2021
(in millions)	Ordinary	Capital	Total
Total gross deferred tax assets	$759	$30	$789
Statutory valuation allowance adjustment	-	-	-
Adjusted gross deferred tax assets	$759	$30	$789
Less: Deferred tax assets nonadmitted	(71)	(12)	(83)
Net admitted deferred tax assets	$688	$18	$706
Less: Deferred tax liabilities	(81)	(7)	(88)
Net admitted deferred tax assets	$607	$11	$618

The following table summarizes components of the change in deferred income taxes reported in capital and surplus before consideration of nonadmitted assets and changes from the prior year, as of the dates indicated:

	December 31,
(in millions)	2022	2021	Change
Adjusted gross deferred tax assets	$852	$789	$63
Total deferred tax liabilities	(160)	(88)	(72)
Net deferred tax assets	$692	$701	$(9)
Less: Tax effect of unrealized gains			(37)
Change in deferred income tax			$28

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

The following tables summarize components of the admitted deferred tax assets calculation, as of the dates indicated:

	December 31, 2022
(in millions)	Ordinary	Capital	Total
Federal income taxes recoverable through loss carryback	$-	$8	$8
Adjusted gross deferred tax assets expected to be realized[1]	577	4	581
Adjusted gross deferred tax assets offset against existing gross deferred tax liabilities	147	13	160
Admitted deferred tax assets	$724	$25	$749

	December 31, 2021
(in millions)	Ordinary	Capital	Total
Federal income taxes recoverable through loss carryback	$-	$11	$11
Adjusted gross deferred tax assets expected to be realized[1]	607	-	607
Adjusted gross deferred tax assets offset against existing gross deferred tax liabilities	81	7	88
Admitted deferred tax assets	$688	$18	$706
1

Note that this amount is calculated as the lesser of the adjusted gross deferred tax assets expected to be realized following the balance sheet date or the adjusted gross deferred tax assets allowed per the limitation threshold. For the years ended December 31, 2022 and 2021, the threshold limitation for adjusted capital and surplus was $1.4 billion and $1.3 billion, respectively.

The adjusted capital and surplus used to determine the recovery period and adjusted gross deferred tax assets allowed per the limitation threshold was $9.5 billion and $8.4 billion as of December 31, 2022 and 2021, respectively. The ratio percentage used to determine the recovery period and adjusted gross deferred tax assets allowed per the limitation threshold was 1,071% and 1,125% as of December 31, 2022 and 2021, respectively.

The following tables summarize the impact of tax planning strategies, as of the dates indicated:

	December 31, 2022
	Ordinary	Capital	Total
Adjusted gross deferred tax assets	0.00%	0.00%	0.00%
Net admitted adjusted gross deferred tax assets	25.51%	0.00%	25.51%

	December 31, 2021
	Ordinary	Capital	Total
Adjusted gross deferred tax assets	0.00%	0.00%	0.00%
Net admitted adjusted gross deferred tax assets	8.36%	0.00%	8.36%

The Company’s tax planning strategies included the use of affiliated reinsurance for the years ended December 31, 2022 and 2021.

There are no temporary differences for which deferred tax liabilities are not recognized for the years ended December 31, 2022 and 2021.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

The following table summarizes the tax effects of temporary differences and the change from the prior year, for the years ended:

	December 31,
(in millions)	2022	2021	Change
Deferred tax assets
Ordinary:
Future policy benefits and claims	$132	$90	$42
Investments	89	128	(39)
Deferred acquisition costs	260	214	46
Policyholders’ dividends accumulation	4	4	-
Fixed assets	20	-	20
Compensation and benefits accrual	10	11	(1)
Receivables - nonadmitted	1	-	1
Tax credit carry-forward	294	299	(5)
Other	10	13	(3)
Subtotal	$820	$759	$61
Nonadmitted	(96)	(71)	(25)
Admitted ordinary deferred tax assets	$724	$688	$36
Capital:
Investments	32	30	2
Subtotal	$32	$30	$2
Nonadmitted	(7)	(12)	5
Admitted capital deferred tax assets	$25	$18	$7
Admitted deferred tax assets	$749	$706	$43
Deferred tax liabilities
Ordinary:
Investments	$(100)	$(12)	$(88)
Deferred and uncollected premium	(5)	(6)	1
Future policy benefits and claims	(32)	(38)	6
Other	(10)	(25)	15
Subtotal	$(147)	$(81)	$(66)
Capital:
Investments	(13)	(7)	(6)
Subtotal	$(13)	$(7)	$(6)
Deferred tax liabilities	$(160)	$(88)	$(72)
Net deferred tax assets	$589	$618	$(29)

In assessing the realizability of deferred tax assets, the Company considers whether it is more likely than not that some portion of the total deferred tax assets will not be realized. Valuation allowances are established when necessary to reduce the deferred tax assets to amounts expected to be realized. Based on the Company’s analysis, it is more likely than not that the results of future operations and the implementation of tax planning strategies will generate sufficient taxable income to enable the Company to realize all deferred tax assets. Therefore, no valuation allowances have been established as of December 31, 2022 and 2021.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

The following table summarizes the Company’s income tax incurred and change in deferred income tax. The total income tax and change in deferred income tax differs from the amount obtained by applying the federal statutory rate to income (loss) before tax as follows, for the years ended:

	December 31,
(in millions)	2022	2021	2020
Current income tax expense (benefit)	$103	$50	$(22)
Change in deferred income tax (without tax on unrealized gains and losses)	(28)	(50)	(41)
Total income tax expense (benefit) reported	$75	$-	$(63)
Income before income and capital gains taxes	$1,077	$861	$465
Federal statutory tax rate	21%	21%	21%
Expected income tax expense at statutory tax rate	$226	$181	$98
(Decrease) increase in actual tax reported resulting from:
Dividends received deduction	(80)	(137)	(117)
Change in tax reserves	(9)	-	16
Tax credits	(58)	(47)	(48)
Loss carryback rate differential	-	-	(10)
Other	(4)	3	(2)
Total income tax expense (benefit) reported	$75	$-	$(63)

The Company incurred $11 million in federal income tax expense in 2021, which is available for recoupment in the event of future net losses.

The following table summarizes operating loss or tax credit carry-forwards available as of December 31, 2022:

(in millions)	Amount	Origination	Expiration
Business credits	$27	2015	2035
Business credits	$62	2016	2036
Business credits	$62	2017	2037
Business credits	$30	2018	2038
Business credits	$27	2019	2039
Business credits	$29	2020	2040
Business credits	$28	2021	2041
Business credits	$29	2022	2042

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

The Company is included in the NMIC consolidated federal income tax return which includes the following entities:

Nationwide Mutual Insurance Company

AGMC Reinsurance, Ltd

Allied Group, Inc.

Allied Holding (Delaware), Inc.

Allied Insurance Company of America

Allied Property & Casualty Insurance Company

Allied Texas Agency, Inc.

AMCO Insurance Company

American Marine Underwriters

Crestbrook Insurance Company

Depositors Insurance Company

DVM Insurance Agency, Inc.

Eagle Captive Reinsurance, LLC

Freedom Specialty Insurance Company

Harleysville Group Inc.

Harleysville Insurance Co. of New York

Harleysville Insurance Company

Harleysville Insurance Company of New Jersey

Harleysville Lake States Insurance Company

Harleysville Life Insurance Company

Harleysville Preferred Insurance Company

Harleysville Worcester Insurance Company

Jefferson National Financial Corporation

Jefferson National Securities Corporation

Lone Star General Agency, Inc.

National Casualty Company

Nationwide Advantage Mortgage Company

Nationwide Affinity Insurance Company of America

Nationwide Agent Risk Purchasing Group. Inc.

Nationwide Agribusiness Insurance Company

Nationwide Assurance Company

Nationwide Cash Management Company

Nationwide Corporation

Nationwide Financial Assignment Company

Nationwide Financial General Agency, Inc.

Nationwide Financial Services, Inc.

Nationwide General Insurance Company

Nationwide Indemnity Company

Nationwide Insurance Company of America

Nationwide Insurance Company of Florida

Nationwide Investment Services Corporation

Nationwide Life and Annuity Ins. Company

Nationwide Life Insurance Company

Nationwide Lloyds

Nationwide Property & Casualty Ins. Company

Nationwide Retirement Solutions, Inc.

Nationwide Sales Solutions, Inc.

Nationwide Trust Company, FSB

NBS Insurance Agency, Inc.

NFS Distributors, Inc.

Registered Investment Advisors Services, Inc.

Retention Alternatives SAC Ltd.

Scottsdale Indemnity Company

Scottsdale Insurance Company

Scottsdale Surplus Lines Insurance Company

THI Holdings (Delaware), Inc.

Titan Insurance Company

Titan Insurance Services, Inc.

Veterinary Pet Insurance Company

Victoria Fire & Casualty Company

Victoria Select Insurance Company

VPI Services, Inc.

The method of allocation among the companies is based upon separate return calculations with current benefit for tax losses and credits utilized in the consolidated return.

The Company did not have any protective tax deposits under Section 6603 of the Internal Revenue Code as of December 31, 2022 and 2021.

The Company does not have any tax loss contingencies for which it is reasonably possible that the total liability will significantly increase within twelve months of the reporting date.

In August 2022, the Inflation Reduction Act of 2022 (“Act”) was passed by the U.S. Congress and signed into law. The Act includes a new Federal corporate alternative minimum tax (“CAMT”), effective in 2023, that is based on the adjusted financial statement income (“AFSI”) set forth on the applicable financial statement (“AFS”) of an applicable corporation. A corporation is an applicable corporation if its rolling average pre-tax AFSI over three prior years (starting with 2020-2022) is greater than $1.0 billion. For a group of related entities, the $1.0 billion threshold is determined on a group basis, and the group’s AFS is generally treated as the AFS for all separate taxpayers in the group. Except under limited circumstances, once a corporation is an applicable corporation, it is an applicable corporation in all future years.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

An applicable corporation is not automatically subject to a CAMT liability. The corporation’s tentative CAMT liability is equal to 15% of its adjusted AFSI, and CAMT is payable to the extent the tentative CAMT liability exceeds regular corporate income tax. However, any CAMT paid would be indefinitely available as a credit carryover that could reduce future regular tax in excess of CAMT.

The Company comprises a controlled group of corporations and has determined that it likely will be an applicable corporation in 2023. In making such determination, the group has made certain interpretations of, and assumptions regarding, the CAMT provisions of the Act. The U.S. Treasury Department is expected to issue guidance throughout 2023 that may differ from the group’s interpretations and assumptions and that could alter the group’s determination.

In accordance with INT 22-02: Third Quarter 2022 through First Quarter 2023 Reporting of the Inflation Reduction Act - Corporate Alternative Minimum Tax, the Company did not include an estimate of the impacts of the CAMT because a reasonable estimate cannot be made as of December 31, 2022.

For the year ended December 31, 2022, the Act did not impact the Company’s total tax expense.

(9)	Short-Term Debt and FHLB Funding Agreements

Short-Term Debt

The Company is a party of a $750 million revolving variable rate credit facility agreement. The Company had no amounts outstanding under the facility as of December 31, 2022 and 2021.

The Company has entered into an agreement with its custodial bank to borrow against the cash collateral that is posted in connection with its securities lending program. The maximum amount available under the agreement is $350 million. The borrowing rate on this program is equal to Effective Federal Funds Rate plus 0.18%. The Company had no amounts outstanding under this agreement as of December 31, 2022 and 2021.

In 2021, the Company terminated its commercial paper program, which had a limit of $750 million.

The terms of certain debt instruments contain various restrictive covenants, including, but not limited to, minimum statutory surplus defined in the agreements. The Company was in compliance with all covenants as of December 31, 2022 and 2021.

The amount of interest paid on short-term debt was immaterial in 2022, 2021 and 2020.

FHLB Funding Agreements

The Company is a member of the FHLB. Through its membership, the FHLB established the Company’s capacity for short-term borrowings and cash advances under the funding agreement program at up to 50% of total admitted assets.

The Company’s Board of Directors has authorized the issuance of funding agreements up to $4.0 billion to the FHLB, shared between the Company and NLAIC, in exchange for cash advances, which are collateralized by pledged securities. The Company uses these funds in an investment spread strategy, consistent with its other investment spread operations. As such, the Company applies SSAP No. 52, Deposit-Type Contracts, accounting treatment to these funds, consistent with its other deposit-type contracts. It is not part of the Company’s strategy to utilize these funds for operations, and any funds obtained from the FHLB for use in general operations would be accounted for consistent with SSAP No. 15, Debt and Holding Company Obligations, as borrowed money. Membership requires the Company to purchase and hold a minimum amount of FHLB capital stock plus additional stock based on outstanding advances. The Company has $20 million and $25 million in membership stock as of December 31, 2022 and 2021, respectively. As part of the agreement, the Company purchased and held an additional $139 million and $118 million in activity stock as of December 31, 2022 and 2021, respectively, which is included in stocks on the statutory statements of admitted assets, liabilities, capital and surplus. The Company’s liability for advances from the FHLB was $3.1 billion and $2.7 billion as of December 31, 2022 and 2021, respectively, which is included in future policy benefits and claims on the statutory statements of admitted assets, liabilities, capital and surplus. As of February 27, 2023, the Company’s Board of Directors has authorized the issuance of funding agreements up to $6.0 billion to the FHLB, an increase of $2.0 billion, shared between the Company and NLAIC.

The Company has agreements with the FHLB to provide financing for operations. These agreements, which were renewed in February 2023 and expire February 2, 2024, allow the Company access to borrow up to $1.1 billion. As of December 31, 2022 and 2021, the Company had no amounts outstanding under these agreements.

Bonds and mortgage loans with a carrying value of $4.6 billion (2.8% of total admitted assets) as of December 31, 2022 and $3.1 billion (1.7% of total admitted assets) as of December 31, 2021 were pledged as collateral under FHLB agreements and are included in bonds and mortgage loans on the statutory statements of admitted assets, liabilities, capital and surplus.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

(10)	Surplus Notes

The following table summarizes the carrying value of surplus notes issued by the Company to NFS, as of the dates indicated:

(in millions)
Date issued	Interest rate	Par value	Carrying value	Interest and/ or principal paid in current year	Total interest and/or principal paid	Unapproved interest and/or principal	Date of maturity
December 31, 2022 12/19/2001	7.50%	$300	$300	$22	$472	$-	12/31/2031
6/27/2002	8.15%	300	300	24	497	-	6/27/2032
12/23/2003	6.75%	100	100	6	125	-	12/23/2033
12/20/2019	4.21%	400	400	17	51	-	12/19/2059
Total		$1,100	$1,100	$69	$1,145	$-

December 31, 2021 12/19/2001	7.50%	$300	$300	$22	$450	$-	12/31/2031
6/27/2002	8.15%	300	300	25	473	-	6/27/2032
12/23/2003	6.75%	100	100	7	119	-	12/23/2033
12/20/2019	4.21%	400	400	17	34	-	12/19/2059
Total		$1,100	$1,100	$71	$1,076	$-
The surplus notes were issued in accordance with Section 3901.72 of the Ohio Revised Code. The principal and interest on these surplus notes shall not be a liability or claim against NLIC, or any of its assets, except as provided in Section 3901.72 of the Ohio Revised Code. The Department must approve interest and principal payments before they are paid.

(11)	Reinsurance

The Company has 100% coinsurance agreement with funds withheld with Eagle to cede specified GMDB and GLWB obligations provided under substantially all of the variable annuity contracts and certain fixed indexed annuity contracts issued and to be issued by NLIC. While the GMDB and GLWB contract riders are ceded by NLIC to Eagle, the base annuity contracts and any non-reinsured risks will be retained by NLIC. Amounts ceded to Eagle during 2022, 2021 and 2020 included premiums of $637 million, $607 million and $627 million, respectively, benefits and claims, net of third party reinsurance recoveries of $75 million, $8 million, and $23 million respectively, net investment earnings on funds withheld assets of $52 million, $40 million and $49 million, respectively, and an expense allowance for third party reinsurance premiums of $2 million, $1 million and $1 million, respectively. As of December 31, 2022 and 2021, the carrying value of the funds withheld assets recorded within funds held under coinsurance was $1.6 billion and $1.1 billion, respectively, which consists of bonds and cash equivalents that had a carrying value of $1.5 billion and $954 million, respectively, and mortgage loans that had a carrying value of $95 million and $98 million, respectively. As of December 31, 2022 and 2021, the Company’s reserve credit for guaranteed benefits ceded under the reinsurance agreements was $253 million and $50 million, respectively. Amounts payable to Eagle related to the reinsurance agreements were $424 million and $204 million as of as of December 31, 2022 and December 31, 2021, respectively.

The Company has a reinsurance agreement with NMIC whereby nearly all of the Company’s accident and health business not ceded to unaffiliated reinsurers is ceded to NMIC on a modified coinsurance basis. Either party may terminate the agreement on January 1 of any year with prior notice. Under a modified coinsurance agreement, the ceding company retains invested assets, and investment earnings are paid to the reinsurer. Under the terms of the Company’s agreement, the investment risk associated with changes in interest rates is borne by the reinsurer. Risk of asset default is retained by the Company, although a fee is paid to the Company for the retention of such risk. The ceding of risk does not discharge the Company, as the original insurer, from its primary obligation to the policyholder. Amounts ceded to NMIC include revenues of $287 million, $281 million and $281 million for the years ended December 31, 2022, 2021 and 2020, respectively, while benefits, claims and expenses ceded were $267 million, $257 million and $260 million, respectively.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

The Company has an intercompany reinsurance agreement with NLAIC whereby certain inforce and subsequently issued fixed individual deferred annuity contracts are assumed on a modified coinsurance basis. Under modified coinsurance agreements, the ceding company retains invested assets and investment earnings are paid to the reinsurer. Under terms of the agreement, the Company bears the investment risk associated with changes in interest rates. Risk of asset default remains with NLAIC, and the Company pays a fee to NLAIC for the retention of such risk. The agreement will remain inforce until all contract obligations are settled. The ceding of risk does not discharge the original insurer from its primary obligation to the contractholder. Amounts assumed from NLAIC are included in the Company’s statutory statement of operations for 2022, 2021 and 2020 and include premiums of $10 million, $10 million and $12 million, respectively, net investment income of $35 million, $42 million and $46 million, respectively, and benefits, claims and other expenses of $161 million, $147 million and $171 million, respectively. The reserve adjustment for 2022, 2021 and 2020 of $(161) million, $(151) million and $(172) million, respectively, represents changes in reserves related to this fixed block of business, offset by investment earnings on the underlying assets. Policy reserves under this agreement totaled $859 million and $985 million as of December 31, 2022 and 2021, respectively, and amounts payable related to this agreement were $14 million and $8 million for the years ended December 31, 2022 and 2021, respectively.

The Company has an intercompany reinsurance agreement with NLAIC whereby certain variable universal life insurance, whole life insurance and universal life insurance policies are assumed on a modified coinsurance basis. Total policy reserves under this treaty were $33 million and $35 million as of December 31, 2022 and 2021, respectively. Total premiums assumed under this treaty were $12 million, $12 million and $8 million during 2022, 2021 and 2020, respectively.

The Company has an intercompany reinsurance agreement with NLAIC whereby a certain life insurance contract is assumed on a 100% coinsurance basis. Policy reserves assumed under this agreement totaled $156 million and $155 million as of December 31, 2022 and 2021, respectively.

The Company has entered into reinsurance contracts to cede a portion of its individual annuity and life insurance business to unrelated reinsurers. Total reserve credits taken as of December 31, 2022 and 2021 were $345 million and $382 million, respectively. The three largest contracts are with Security Benefit Life Insurance Company (“SBL”), Scottish Re Group Limited (“SRG”), in Rehabilitation, and Security Life of Denver Life Insurance Company (“SLD”) as of December 31, 2022. Total reserve credits taken on these contracts as of December 31, 2022 and 2021 totaled $94 million and $96 million for each year, respectively, from SBL, $23 million and $25 million, respectively, from SRG, and $22 million and $21 million, respectively, from SLD. The ceding of risk does not relieve the Company, as the original insurer, from its primary obligation to the policyholder. Under the terms of the contracts, SBL and SRG, in Rehabilitation, have established trusts as collateral for the recoveries, whereby the trust assets are invested in investment grade securities, the fair value of which must at all times be greater or equal to 100% of the reinsured reserves.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

(12)	Transactions with Affiliates

The Company has entered into significant, recurring transactions and agreements with NMIC, other affiliates and subsidiaries as a part of its ongoing operations. These include annuity and life insurance contracts, office space cost sharing arrangements, and agreements related to reinsurance, cost sharing, tax sharing, administrative services, marketing, intercompany loans, intercompany repurchases, cash management services and software licensing. In addition, several benefit plans sponsored by NMIC are available to Nationwide employees, for which the Company has no legal obligations. Measures used to determine the allocation among companies includes individual employee estimates of time spent, special cost studies, the number of full-time employees and other methods agreed to by the participating companies.

In addition, Nationwide Services Company, LLC (“NSC”), a subsidiary of NMIC, provided data processing, systems development, hardware and software support, telephone, mail and other services to the Company, based on specified rates for units of service consumed pursuant to the enterprise cost sharing agreement. As of January 1, 2022 NSC merged into NNOV8, LLC, a subsidiary of NMIC, and all services going forward were provided by NMIC. For the year ended December 31, 2022, the Company was allocated costs from NMIC totaling $285 million. For the years ended 2021 and 2020, the Company was allocated costs from NMIC and NSC totaling $288 million and $281 million, respectively.

The Company has issued group annuity and life insurance contracts and performs administrative services for various employee benefit plans sponsored by NMIC or its affiliates. Total account values of these contracts were $3.7 billion and $3.8 billion as of December 31, 2022 and 2021, respectively. Total revenues from these contracts were $127 million, $121 million and $122 million for the years ended December 31, 2022, 2021 and 2020, respectively, and include policy charges, net investment income from investments backing the contracts and administrative fees. Total interest credited to the account balances were $87 million, $113 million and $115 million for the years ended December 31, 2022, 2021 and 2020, respectively.

The Company may underwrite insurance policies for its officers, directors, and/or other personnel providing services to the Company. The Company may offer discounts on certain products that are subject to applicable state insurance laws and approvals.

Under the enterprise cost sharing agreement, the Company has a cost sharing arrangement with NMIC to occupy office space. For the years ended December 31, 2022, 2021 and 2020, the Company was allocated costs from NMIC of $12 million, $12 million and $13 million, respectively.

The Company receives an annual fee payable from the Tax Credit Funds, for which it is a guarantor and Managing Member, for its services in connection with the oversight of the performance of the Investee Partnerships and the compliance by their managing members and managing agents thereof with the provisions of the various operating level agreements and applicable laws. The Company earned $3 million, $3 million, and $2 million for the years ended December 31, 2022, 2021 and 2020, respectively.

Funds of Nationwide Funds Group (“NFG”), a group of Nationwide businesses that develops, sells and services mutual funds, are offered to the Company’s customers as investment options in certain of the Company’s products. As of December 31, 2022 and 2021, customer allocations to NFG funds totaled $63.0 billion and $76.8 billion, respectively. For the years ended December 31, 2022, 2021 and 2020, NFG paid the Company $242 million, $265 million and $229 million, respectively, for the distribution and servicing of these funds.

Amounts on deposit with NCMC for the benefit of the Company were $1.0 billion and $509 million as of December 31, 2022 and 2021, respectively. As of December 31, 2022 and 2021, amounts on deposit with NCMC were comprised of $883 million and $483 million, respectively, of cash equivalents, with remaining amounts in short-term investments.

Certain annuity products are sold through affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates for the years ended December 31, 2022, 2021 and 2020 was $112 million, $74 million and $69 million, respectively.

The Company provides financing to Nationwide Realty Investors, LTD, a subsidiary of NMIC with interest rates ranging from 3.6% to 4.9% and maturity dates ranging from June 2023 to July 2041. As of December 31, 2022 and 2021, the Company had mortgage loans outstanding of $338 million and $358 million, respectively.

The Company also participates in intercompany repurchase agreements with affiliates whereby the seller transfers securities to the buyer at a stated value. Upon demand or after a stated period, the seller repurchases the securities from the buyer at the original sales price plus interest. As of December 31, 2022 and 2021, the Company had no outstanding borrowings from affiliated entities under such agreements. During 2022 and 2021, there were no outstanding borrowings from affiliated entities at any given time. The amount the Company incurred for interest expense on intercompany repurchase agreements during 2022, 2021 and 2020 were immaterial.

During 2022, the Company received capital contributions of $310 million from NFS. On March 15, 2023, the Company received an additional capital contribution of $30 million from NFS.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

During 2022, 2021 and 2020, the Company paid capital contributions of $800 million, $400 million and $500 million, respectively, to NLAIC. In addition, the Company contributed $60 million to NLAIC in connection with the January 1, 2022 merger of HLIC.

The company has an unsecured promissory note and revolving line of credit with JNLNY whereby JNLNY can borrow up to $5 million. No amounts have been drawn on the note as of December 31, 2022 or through the subsequent event date.

Pursuant to financial support agreements, the Company has agreed to provide NLAIC and JNL with the minimum capital and surplus required by each state in which NLAIC and JNL does business. These agreements do not constitute the Company as guarantor of any obligation or indebtedness of NLAIC or JNL or provide any creditor of NLAIC or JNL with recourse to or against any of the assets of the Company.

Eagle’s surplus position is evaluated quarterly to determine if an additional surplus contribution is required from the Company or if a distribution to the Company can be declared as of each quarter end.

During 2022, the Company made surplus contributions to Eagle. On June 30, 2022 and July 19, 2022, the Company made surplus contributions to Eagle of $225 million and $1 million, respectively.

During 2022 and 2021 Eagle declared distributions to the Company based on their earned surplus position. On February 10, 2023, the Company received a total distribution of $332 million that was declared on December 30, 2022 and consisted of a return of contributed surplus of $221 million and a dividend of $111 million. The return of contributed surplus receivable was recorded in other invested assets and the dividend receivable was recorded in investment income due and accrued as of December 31, 2022. On November 10, 2022, the Company received a return of contributed surplus distribution of $5 million that was declared on September 30, 2022. On May 10, 2022, the Company received a dividend distribution of $19 million that was declared on March 31, 2022. On February 10, 2022, the Company received a dividend distribution of $168 million that was declared on December 31, 2021. The dividend receivable was recorded in accrued investment income as of December 31, 2021. On November 10, 2021, the Company received a dividend distribution of $45 million that was declared on September 30, 2021. On August 10, 2021, the Company received a dividend distribution of $20 million that was declared on June 30, 2021. On May 10, 2021, the Company received a dividend distribution of $191 million that was declared on March 31, 2021.

On December 22, 2021, the Company and NLAIC entered into a short-term loan where NLAIC borrowed $80 million from the Company. NLAIC repaid the short-term loan in full on January 4, 2022.

In March 2022, the Company executed a $850 million unsecured promissory note and revolving line of credit agreement with Nationwide SBL, LLC (“NWSBL”), an affiliate, at an interest rate of 1-month LIBOR plus 1.25% with a maturity date of March 1, 2023. As of December 31, 2022 NWSBL had outstanding borrowings of $168 million. During 2023, additional draws increased the outstanding balance to $198 million as of February 28, 2023. On March 1, 2023, the current $198 million balance was repaid and a replacement agreement was entered into with a draw amount of $198 million at an interest rate of 1-month SOFR plus 0.9% and a maturity date of February 28, 2024. On March 14, 2023, an additional draw of $25 million increased the outstanding balance to $223 million.

During 2022, the Company and NMIC entered into unsecured promissory note agreements. On August 11, 2022, NMIC borrowed $50 million from the Company and subsequently repaid the note in full on August 15, 2022. On September 8, 2022, NMIC borrowed $150 million from the Company and subsequently repaid the note in full on September 15, 2022.

During 2020, the Company sold securities of $59 million to Nationwide Mutual Fire Insurance Company for cash, which resulted in a realized loss of $2 million.

The Company utilizes the look-through approach in valuing its investment in Nationwide Real Estate Investors (NLIC), LLC (“NW REI (NLIC)”), a subsidiary of NMIC, at $140 million and $71 million as of December 31, 2022 and 2021, respectively. NW REI (NLIC)’s financial statements are not audited and the Company has limited the value of its investment in NW REI (NLIC) to the value contained in the audited statutory financial statements of the underlying investments. All liabilities, commitments, contingencies, guarantees or obligations of the NW REI (NLIC), which are required under applicable accounting guidance, are reflected in the Company’s determination of the carrying value of the investment in NW REI (NLIC), if not already recorded in the financial statements of NW REI (NLIC).

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

(13)	Contingencies

Legal and Regulatory Matters

The Company is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope, and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s financial condition.

The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the IRS, the Office of the Comptroller of the Currency and state insurance authorities. Such regulatory entities may, in the normal course of business, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or its affiliates, the Company is cooperating with regulators.

Guarantees

In accordance with SSAP No. 5R, Liabilities, Contingencies and Impairments of Assets, for all guarantees made to or on behalf of wholly-owned subsidiaries, no initial liability recognition has been made and there is no net financial statement impact related to these guarantees.

The contractual obligations under NLAIC’s single premium deferred annuity (“SPDA”) contracts in force and issued before September 1, 1988 are guaranteed by the Company. Total SPDA contracts affected by this guarantee in force were approximately $7 million as of December 31, 2022 and 2021.

The Company has guaranteed the obligations and liabilities of NISC, including, without limitation, the full and prompt payment of all accounts payable to any party now or in the future. If for any reason NISC fails to satisfy any of its obligations, the Company will cause such obligation, loss or liability to be fully satisfied.

Indemnifications

In the normal course of business, the Company provides standard indemnifications to contractual counterparties. The types of indemnifications typically provided include breaches of representations and warranties, taxes and certain other liabilities, such as third-party lawsuits. The indemnification clauses are often standard contractual terms and are entered into in the normal course of business based on an assessment that the risk of loss would be remote. The terms of the indemnifications vary in duration and nature. In many cases, the maximum obligation is not explicitly stated, and the contingencies triggering the obligation to indemnify have not occurred and are not expected to occur. Consequently, the amount of the obligation under such indemnifications is not determinable. Historically, the Company has not made any material payments pursuant to these obligations.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

(14)	Regulatory Risk-Based Capital, Dividend Restrictions and Unassigned Surplus

The NAIC Risk-Based Capital (“RBC”) model law requires every insurer to calculate its total adjusted capital and RBC requirement to ensure insurer solvency. Regulatory guidelines provide for an insurance commissioner to intervene if the insurer experiences financial difficulty, as evidenced by a company’s total adjusted capital falling below established relationships to required RBC. The model includes components for asset risk, liability risk, interest rate exposure and other factors. The State of Ohio, where the Company is domiciled, imposes minimum RBC requirements that are developed by the NAIC. The formulas in the model for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, all of which require specified corrective action. The Company exceeded the minimum RBC requirements for all periods presented.

The State of Ohio insurance laws require insurers to seek prior regulatory approval to pay a dividend or distribution of cash or other property if the fair market value thereof, together with that of other dividends or distributions made in the preceding twelve months, exceeds the greater of (i) 10% of statutory-basis capital and surplus as of the prior December 31 or (ii) the statutory-basis net income of the insurer for the prior year. No dividends were paid by the Company to NFS for the years ended December 31, 2022 and 2020. In March 2021, the Company paid an ordinary dividend of $550 million to NFS. The Company’s statutory capital and surplus as of December 31, 2022, was $10.2 billion and statutory net income for 2022 was $974 million. As of January 1, 2023, the Company has the ability to pay dividends to NFS totaling $1.0 billion without obtaining prior approval.

The State of Ohio insurance laws also require insurers to seek prior regulatory approval for any dividend paid from other than earned capital and surplus. Earned capital and surplus is defined under the State of Ohio insurance laws as the amount equal to the Company’s unassigned funds as set forth in its most recent statutory financial statements, including net unrealized capital gains and losses or revaluation of assets. Additionally, following any dividend, an insurer’s policyholder capital and surplus must be reasonable in relation to the insurer’s outstanding liabilities and adequate for its financial needs. The payment of dividends by the Company may also be subject to restrictions set forth in the insurance laws of the State of New York that limit the amount of statutory profits on the Company’s participating policies (measured before dividends to policyholders) available for the benefit of the Company and its stockholders.

The Company currently does not expect such regulatory requirements to impair the ability to pay operating expenses and dividends in the future.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Schedule I     Summary of Investments – Other Than Investments in Related Parties

As of December 31, 2022:

(in millions)	Column A	Column B	Column C	Column D
	Type of investment	Cost	Fair value	Amount at which is shown in the statutory statements of admitted assets, liabilities, capital and surplus
	Bonds:
	U.S. Treasury securities and obligations of U.S. government corporations	$1	$1	$1
	U.S. government and agencies	115	116	115
	Obligations of states and political subdivisions	3,604	3,244	3,604
	Foreign governments	279	251	279
	Public utilities	4,269	3,752	4,229
	All other corporate, mortgage-backed and asset-backed securities	32,082	29,046	31,980
	Total fixed maturity securities	$40,350	$36,410	$40,208
	Equity securities:
	Common Stocks:
	Banks, trust and insurance companies	68	58	58
	Industrial, miscellaneous and all other	187	181	181
	Nonredeemable preferred stocks	33	32	31
	Total equity securities[1]	$288	$271	$270
	Mortgage loans[2]	8,402		8,363
	Short-term investments	1,621		1,621
	Policy loans	934		933
	Other long-term investments[3]	2,023		2,023
	Total invested assets	$53,618		$53,418
1	Amount does not agree to the statutory statements of admitted assets, liabilities, capital and surplus as investments in related parties of $3.4 billion are excluded.
2	Difference from Column B is attributable to valuation allowances on mortgage loans (see Note 5 to the audited statutory financial statements).
3

Includes derivatives, securities lending reinvested collateral assets and other invested assets. Amount does not agree to the statutory statements of admitted assets, liabilities, capital and surplus as investments in related parties of $200 million are excluded.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Schedule III    Supplementary Insurance Information

As of December 31, 2022, 2021 and 2020 and for each of the years then ended (in millions):

Column A	Column B	Column C	Column D	Column E	Column F
Year: Segment	Deferred policy acquisition costs[1]	Future policy benefits, losses, claims and loss expenses	Unearned premiums[2]	Other policy claims and benefits payable[2]	Premium revenue
2022
Life Insurance		$5,353			$415
Annuities		10,641			6,457
Retirement Solutions		21,818			4,398
Corporate Solutions and Other		7,670			3,265
Total		$45,482			$14,535
2021
Life Insurance		$5,306			$425
Annuities		8,026			6,686
Retirement Solutions		22,446			4,377
Corporate Solutions and Other		6,721			1,176
Total		$42,499			$12,664
2020
Life Insurance		$5,204			$394
Annuities		7,837			3,443
Retirement Solutions		22,362			5,939
Corporate Solutions and Other		5,599			861
Total		$41,002			$10,637

Column A	Column G	Column H	Column I	Column J	Column K
Year: Segment	Net investment income[3]	Benefits, claims, losses and settlement expenses[4]	Amortization of deferred policy acquisition costs[1]	Other operating expenses	Premiums written
2022
Life Insurance	$261	$730		$105
Annuities	346	11,154		136
Retirement Solutions	860	5,895		120
Corporate Solutions and Other	552	1,519		174
Total	$2,019	$19,298		$535
2021
Life Insurance	$254	$311		$107
Annuities	337	9,489		41
Retirement Solutions	861	6,895		122
Corporate Solutions and Other	779	1,304		169
Total	$2,231	$17,999		$439
2020
Life Insurance	$247	$772		$123
Annuities	338	7,539		55
Retirement Solutions	843	8,258		131
Corporate Solutions and Other	679	717		135
Total	$2,107	$17,286		$444
1	Deferred policy acquisition costs and amortization of deferred policy acquisition costs are not applicable for statutory basis of accounting.
2	Unearned premiums and other policy claims and benefits payable are included in Column C amounts.
3

Allocations of net investment income and certain operating expenses are based on numerous assumptions and estimates and reported segment operating results would change if different methods were applied.

4	Benefits to policyholders and beneficiaries, increase in reserves for future policy benefits and claims and commissions are included in Column H amounts.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Schedule IV     Reinsurance

As of December 31, 2022, 2021 and 2020 and each of the years then ended:

(in millions)
Column A	Column B	Column C	Column D	Column E
	Gross amount	Ceded to other companies	Assumed from other companies	Net amount
2022
Life insurance in force	$145,173	$(29,598)	$605	$116,180
Premiums:
Life Insurance[1]	$3,473	$(144)	$12	$3,341
Accident and health insurance	425	(424)	-	1
Total	$3,898	$(568)	$12	$3,342
2021
Life insurance in force	$144,115	$(29,120)	$653	$115,648
Premiums:
Life Insurance[1]	$1,624	$(140)	$12	$1,496
Accident and health insurance	445	(444)	-	1
Total	$2,069	$(584)	$12	$1,497
2020
Life insurance in force	$146,855	$(31,055)	$686	$116,486
Premiums:
Life Insurance[1]	$1,378	$(133)	$8	$1,253
Accident and health insurance	441	(440)	-	1
Total	$1,819	$(573)	$8	$1,254
1	Primarily represents premiums from traditional life insurance and life-contingent immediate annuities and excludes deposits on investment and universal life insurance products.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Schedule V     Valuation and Qualifying Accounts

Years ended December 31, 2022, 2021 and 2020:

(in millions)
Column A	Column B	Column C	Column D	Column E
	Balance at	Charged to		Balance at
	beginning	costs and		end of
Description	of period	expenses	Deductions[1]	period
2022
Valuation allowances - mortgage loans	$43	$(5)	$-	$38

2021
Valuation allowances - mortgage loans	$48	$(4)	$(1)	$43

2020
Valuation allowances - mortgage loans	$34	$14	$-	$48
1	Amounts generally represent recoveries, payoffs and sales.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.